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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 to June 30, 2007

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2007

Classes I, S and ADV

ING Partners, Inc.

■  ING American Century Large Company Value Portfolio

■  ING American Century Small-Mid Cap Value Portfolio

■  ING Baron Asset Portfolio

■  ING Baron Small Cap Growth Portfolio

■  ING Columbia Small Cap Value II Portfolio

■  ING Davis Venture Value Portfolio

■  ING Fundamental Research Portfolio

■  ING JPMorgan International Portfolio

■  ING JPMorgan Mid Cap Value Portfolio

■  ING Legg Mason Partners Aggressive Growth Portfolio

■  ING Legg Mason Partners Large Cap Growth Portfolio

■  ING Lord Abbett U.S. Government Securities Portfolio

■  ING Neuberger Berman Partners Portfolio

■  ING Neuberger Berman Regency Portfolio

■  ING OpCap Balanced Value Portfolio

■  ING Oppenheimer Global Portfolio

■  ING Oppenheimer Strategic Income Portfolio

■  ING PIMCO Total Return Portfolio

■  ING Pioneer High Yield Portfolio

■  ING T. Rowe Price Diversified Mid Cap Growth Portfolio

■  ING T. Rowe Price Growth Equity Portfolio

■  ING Templeton Foreign Equity Portfolio

■  ING Thornburg Value Portfolio

■  ING UBS U.S. Large Cap Equity Portfolio

■  ING UBS U.S. Small Cap Growth Portfolio

■  ING Van Kampen Comstock Portfolio

■  ING Van Kampen Equity and Income Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	12

Statements of Operations	26

Statements of Changes in Net Assets	33

Financial Highlights	47

Notes to Financial Statements	93

Portfolios of Investments	123

Shareholder Meeting Information	245

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT'S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market's recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Shaun Mathews
President
ING Funds
August 10, 2007

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) ("MSCI World Index") measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) added 8.2%. In currencies, the dollar's early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the "carry trade", in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product ("GDP") growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country's largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee ("FOMC") in leaving the federal funds rate at 5.25%, made it clear that "...a sustained moderation in inflation pressures has yet to be convincingly demonstrated."

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC's somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) ("LBAB") of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor's 500® Composite Stock Price Index(3) ("S&P 500® Index") including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns' news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING American Century Large Company Value Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$1,058.00	1.00%	$5.10
Class S	1,000.00	1,056.70	1.25	6.37
Class ADV	1,000.00	1,055.70	1.50	7.65
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class S	1,000.00	1,018.60	1.25	6.26
Class ADV	1,000.00	1,017.36	1.50	7.50

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING American Century Small- Mid Cap Value Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$1,084.70	1.02%	$5.27
Class S	1,000.00	1,083.60	1.27	6.56
Class ADV	1,000.00	1,082.40	1.52	7.85
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.74	1.02%	$5.11
Class S	1,000.00	1,018.50	1.27	6.36
Class ADV	1,000.00	1,017.26	1.52	7.60
ING Baron Asset Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,088.90	1.05%	$5.44
Class S	1,000.00	1,087.40	1.30	6.73
Class ADV	1,000.00	1,085.70	1.55	8.02
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class S	1,000.00	1,018.35	1.30	6.51
Class ADV	1,000.00	1,017.11	1.55	7.75
ING Baron Small Cap Growth Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,076.00	1.08%	$5.56
Class S	1,000.00	1,074.70	1.33	6.84
Class ADV	1,000.00	1,073.40	1.58	8.12
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.44	1.08%	$5.41
Class S	1,000.00	1,018.20	1.33	6.66
Class ADV	1,000.00	1,016.96	1.58	7.90
ING Columbia Small Cap Value II Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,105.20	0.85%	$4.44
Class S	1,000.00	1,104.40	1.10	5.74
Class ADV	1,000.00	1,102.50	1.35	7.04
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.58	0.85%	$4.26
Class S	1,000.00	1,019.34	1.10	5.51
Class ADV	1,000.00	1,018.10	1.35	6.76

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Davis Venture Value Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$1,069.50	0.90%	$4.62
Class S	1,000.00	1,068.00	1.15	5.90
Class ADV	1,000.00	1,066.50	1.40	7.17
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.09	1.15	5.76
Class ADV	1,000.00	1,017.85	1.40	7.00
ING Fundamental Research Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,073.70	0.75%	$3.86
Class S	1,000.00	1,072.80	1.00	5.14
Class ADV	1,000.00	1,071.50	1.25	6.42
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.08	0.75%	$3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class ADV	1,000.00	1,018.60	1.25	6.26
ING JPMorgan International Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,095.90	0.99%	$5.14
Class S	1,000.00	1,094.20	1.24	6.44
Class ADV	1,000.00	1,093.00	1.49	7.73
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.89	0.99%	$4.96
Class S	1,000.00	1,018.65	1.24	6.21
Class ADV	1,000.00	1,017.41	1.49	7.45
ING JPMorgan Mid Cap Value Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,076.30	1.00%	$5.15
Class S	1,000.00	1,074.80	1.25	6.43
Class ADV	1,000.00	1,073.60	1.50	7.71
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class S	1,000.00	1,018.60	1.25	6.26
Class ADV	1,000.00	1,017.36	1.50	7.50

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Legg Mason Partners Aggressive Growth Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$1,041.10	0.80%	$4.05
Class S	1,000.00	1,039.80	1.05	5.31
Class ADV	1,000.00	1,038.60	1.30	6.57
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.83	0.80%	$4.01
Class S	1,000.00	1,019.59	1.05	5.26
Class ADV	1,000.00	1,018.35	1.30	6.51
ING Legg Mason Partners Large Cap Growth Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,041.00	0.84%	$4.25
Class S	1,000.00	1,039.80	1.09	5.51
Class ADV	1,000.00	1,039.30	1.34	6.78
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.63	0.84%	$4.21
Class S	1,000.00	1,019.39	1.09	5.46
Class ADV	1,000.00	1,018.15	1.34	6.71
ING Lord Abbett U.S. Government Securities Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,004.00	0.91%	$4.52
Class S	1,000.00	1,003.00	1.16	5.76
Class ADV	1,000.00	1,000.00	1.41	6.99
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class S	1,000.00	1,019.04	1.16	5.81
Class ADV	1,000.00	1,017.80	1.41	7.05
ING Neuberger Berman Partners Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,089.70	0.67%	$3.47
Class S	1,000.00	1,088.10	0.89	4.61
Class ADV	1,000.00	1,087.20	1.17	6.05
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.47	0.67%	$3.36
Class S	1,000.00	1,020.38	0.89	4.46
Class ADV	1,000.00	1,018.99	1.17	5.86

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Neuberger Berman Regency Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$1,092.90	0.88%	$4.57
Class S	1,000.00	1,091.10	1.13	5.86
Class ADV	1,000.00	1,088.30	1.38	7.15
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class S	1,000.00	1,019.19	1.13	5.66
Class ADV	1,000.00	1,017.95	1.38	6.90
ING OpCap Balanced Value Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,055.80	0.97%	$4.94
Class S	1,000.00	1,055.20	1.22	6.22
Class ADV	1,000.00	1,053.10	1.47	7.48
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.98	0.97%	$4.86
Class S	1,000.00	1,018.74	1.22	6.11
Class ADV	1,000.00	1,017.50	1.47	7.35
ING Oppenheimer Global Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,086.90	0.66%	$3.42
Class S	1,000.00	1,085.80	0.91	4.71
Class ADV	1,000.00	1,083.80	1.15	5.94
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class ADV	1,000.00	1,019.09	1.15	5.76
ING Oppenheimer Strategic Income Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,039.80	0.54%	$2.73
Class S	1,000.00	1,037.90	0.75	3.79
Class ADV	1,000.00	1,037.20	1.00	5.05
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.12	0.54%	$2.71
Class S	1,000.00	1,021.08	0.75	3.76
Class ADV	1,000.00	1,019.84	1.00	5.01

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$1,006.30	0.71%	$3.53
Class S	1,000.00	1,004.50	0.96	4.77
Class ADV	1,000.00	1,003.60	1.21	6.01
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.27	0.71%	$3.56
Class S	1,000.00	1,020.03	0.96	4.81
Class ADV	1,000.00	1,018.79	1.21	6.06
ING Pioneer High Yield Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,060.30	0.74%	$3.78
Class S	1,000.00	1,059.00	0.99	5.05
Class ADV	1,000.00	1,054.70	1.24	6.32
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.12	0.74%	$3.71
Class S	1,000.00	1,019.89	0.99	4.96
Class ADV	1,000.00	1,018.65	1.24	6.21
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,113.90	0.66%	$3.46
Class S	1,000.00	1,112.10	0.91	4.77
Class ADV	1,000.00	1,110.10	1.15	6.02
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class ADV	1,000.00	1,019.09	1.15	5.76
ING T. Rowe Price Growth Equity Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,085.20	0.75%	$3.88
Class S	1,000.00	1,083.80	1.00	5.17
Class ADV	1,000.00	1,082.60	1.25	6.45
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.08	0.75%	$3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class ADV	1,000.00	1,018.60	1.25	6.26

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Templeton Foreign Equity Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$1,120.50	0.96%	$5.05
Class S	1,000.00	1,119.10	1.21	6.36
Class ADV	1,000.00	1,120.50	1.46	7.68
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.03	0.96%	$4.81
Class S	1,000.00	1,018.79	1.21	6.06
Class ADV	1,000.00	1,017.55	1.46	7.30
ING Thornburg Value Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,105.20	0.90%	$4.70
Class S	1,000.00	1,103.90	1.15	6.00
Class ADV	1,000.00	1,102.60	1.40	7.30
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.09	1.15	5.76
Class ADV	1,000.00	1,017.85	1.40	7.00
ING UBS U.S. Large Cap Equity Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,072.00	0.84%	$4.32
Class S	1,000.00	1,069.90	1.09	5.59
Class ADV	1,000.00	1,069.20	1.34	6.87
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.63	0.84%	$4.21
Class S	1,000.00	1,019.39	1.09	5.46
Class ADV	1,000.00	1,018.15	1.34	6.71
ING UBS U.S. Small Cap Growth Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,095.70	0.98%	$5.09
Class S	1,000.00	1,095.90	1.23	6.39
Class ADV	1,000.00	1,092.00	1.48	7.68
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.93	0.98%	$4.91
Class S	1,000.00	1,018.70	1.23	6.16
Class ADV	1,000.00	1,017.46	1.48	7.40

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Van Kampen Comstock Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$1,062.80	0.84%	$4.30
Class S	1,000.00	1,061.70	1.09	5.57
Class ADV	1,000.00	1,060.70	1.34	6.85
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.63	0.84%	$4.21
Class S	1,000.00	1,019.39	1.09	5.46
Class ADV	1,000.00	1,018.15	1.34	6.71
ING Van Kampen Equity and Income Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,060.60	0.57%	$2.91
Class S	1,000.00	1,059.10	0.82	4.19
Class ADV	1,000.00	1,057.60	1.07	5.46
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.97	0.57%	$2.86
Class S	1,000.00	1,020.73	0.82	4.11
Class ADV	1,000.00	1,019.49	1.07	5.36

*  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING American Century Large Company Value Portfolio	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio
ASSETS:
Investments in securities at value+*	$109,061,634	$108,757,839	$25,784,738	$548,422,916
Short-term investments at amortized cost	14,554,954	19,998,000	—	13,387,578
Cash	592,276	2,876,990	1,324,504	1,528,852
Receivables:
Investment securities sold	383,951	1,440,023	—	—
Fund shares sold	321,457	43,761	44,733	948,632
Dividends and interest	110,640	172,412	16,827	201,357
Prepaid expenses	—	—	41	—
Reimbursement due from manager	—	13,947	3,450	—
Total assets	125,024,912	133,302,972	27,174,293	564,489,335
LIABILITIES:
Payable for investment securities purchased	306,416	1,558,983	—	—
Payable for fund shares redeemed	6,920	214,015	—	9,019
Payable for futures variation margin	5,255	—	—	—
Payable upon receipt of securities loaned	10,461,000	19,998,000	—	—
Unrealized depreciation on forward currency contracts	—	296	—	—
Payable to affiliates	104,348	131,113	25,246	592,871
Payable for directors fees	—	—	2,116	—
Other accrued expenses and liabilities	—	—	14,393	—
Total liabilities	10,883,939	21,902,407	41,755	601,890
NET ASSETS	$114,140,973	$111,400,565	$27,132,538	$563,887,445
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$84,872,580	$84,600,434	$24,657,583	$417,031,600
Undistributed net investment income (accumulated net investment loss)	2,595,686	951,536	(20,326)	(1,235,908)
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and futures	14,098,397	19,674,264	(4,469)	4,762,250
Net unrealized appreciation on investments, foreign currency related transactions, and futures	12,574,310	6,174,331	2,499,750	143,329,503
NET ASSETS	$114,140,973	$111,400,565	$27,132,538	$563,887,445
+ Including securities loaned at value	$10,126,747	$19,251,365	$—	$—
* Cost of investments in securities	$96,463,215	$102,583,214	$23,284,988	$405,093,413

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING American Century Large Company Value Portfolio	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio
Class I:
Net assets	$82,166,256	$49,005,237	$20,695,667	$158,321,449
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,845,295	3,326,915	1,706,318	7,931,605
Net asset value and redemption price per share	$16.96	$14.73	$12.13	$19.96
Class S:
Net assets	$21,358,799	$48,460,941	$2,959,388	$354,485,203
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,259,461	3,310,174	245,183	17,993,843
Net asset value and redemption price per share	$16.96	$14.64	$12.07	$19.70
Class ADV:
Net assets	$10,615,918	$13,934,387	$3,477,483	$51,080,793
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	636,435	964,569	288,823	2,627,730
Net asset value and redemption price per share	$16.68	$14.45	$12.04	$19.44

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING Columbia Small Cap Value II Portfolio	ING Davis Venture Value Portfolio	ING Fundamental Research Portfolio	ING JPMorgan International Portfolio
ASSETS:
Investments in securities at value+*	$149,518,322	$259,953,085	$90,447,151	$718,222,318
Short-term investments in affiliates at amortized cost	—	—	300,000	—
Short-term investments at amortized cost	5,424,613	9,240,227	396,000	78,243,000
Cash	619,087	9,325,376	5,314	13,090,605
Foreign currencies at value**	—	—	—	1,010,768
Receivables:
Investment securities sold	561,509	1,405,058	3,882,435	1,826,578
Fund shares sold	285,595	8,530,744	17,645	108,568
Dividends and interest	204,667	245,750	132,207	2,608,103
Prepaid expenses	280	—	—	—
Reimbursement due from manager	—	—	1,068	—
Total assets	156,614,073	288,700,240	95,181,820	815,109,940
LIABILITIES:
Payable for investment securities purchased	3,494,304	9,966,892	4,359,060	1,076,496
Payable for fund shares redeemed	81,027	11,835	28,252	2,280,839
Payable upon receipt of securities loaned	—	—	—	78,243,000
Payable to affiliates	130,331	242,054	67,868	692,169
Payable to custodian due to foreign currency overdraft***	—	306	—	—
Payable for directors fees	1,665	—	5,248	—
Other accrued expenses and liabilities	32,050	—	44,319	—
Total liabilities	3,739,377	10,221,087	4,504,747	82,292,504
NET ASSETS	$152,874,696	$278,479,153	$90,677,073	$732,817,436
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$136,955,694	$240,305,060	$78,188,549	$397,179,071
Undistributed net investment income	564,875	2,003,534	1,146,619	24,644,401
Accumulated net realized gain on investments, foreign currency related transactions, and futures	566,475	3,779,380	3,260,456	115,528,229
Net unrealized appreciation on investments and foreign currency related transactions	14,787,652	32,391,179	8,081,449	195,465,735
NET ASSETS	$152,874,696	$278,479,153	$90,677,073	$732,817,436
+ Including securities loaned at value	$—	$—	$—	$75,755,027
* Cost of investments in securities	$134,730,670	$227,562,941	$82,365,702	$522,770,558
** Cost of foreign currencies	$—	$—	$—	$1,021,122
**** Cost of foreign currency overdraft	$—	$275	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING Columbia Small Cap Value II Portfolio	ING Davis Venture Value Portfolio	ING Fundamental Research Portfolio	ING JPMorgan International Portfolio
Class I:
Net assets	$14,417,714	$77,660,944	$58,282,453	$540,680,071
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,282,176	3,654,760	5,404,224	30,341,842
Net asset value and redemption price per share	$11.24	$21.25	$10.78	$17.82
Class S:
Net assets	$138,323,463	$192,184,505	$29,422,972	$178,596,069
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,340,690	9,133,955	2,735,077	10,050,150
Net asset value and redemption price per share	$11.21	$21.04	$10.76	$17.77
Class ADV:
Net assets	$133,519	$8,633,704	$2,971,648	$13,541,296
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,927	417,424	279,328	773,399
Net asset value and redemption price per share	$11.19	$20.68	$10.64	$17.51

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio	ING Legg Mason Partners Large Cap Growth Portfolio	ING Lord Abbett U.S. Government Securities Portfolio
ASSETS:
Investments in securities at value+*	$270,987,966	$1,325,905,495	$39,057,135	$41,170,064
Short-term investments at amortized cost	57,236,771	255,327,000	—	—
Cash	1,016,769	15,006,249	63,087	3,156,644
Receivables:
Investment securities sold	2,511,137	—	719,494	493,327
Fund shares sold	120,317	612,754	14,275	223,705
Dividends and interest	404,659	131,755	10,022	252,572
Prepaid expenses	—	—	—	276
Total assets	332,277,619	1,596,983,253	39,864,013	45,296,588
LIABILITIES:
Payable for investment securities purchased	2,705,486	—	—	754,655
Payable for fund shares redeemed	210,764	545,085	173,456	511
Reverse repurchase agreements#	—	—	—	1,408,500
Payable upon receipt of securities loaned	48,515,000	255,327,000	—	—
Payable to affiliates	265,064	953,965	37,169	22,538
Payable for directors fees	—	—	—	3,439
Other accrued expenses and liabilities	—	—	—	34,822
Total liabilities	51,696,314	256,826,050	210,625	2,224,465
NET ASSETS	$280,581,305	$1,340,157,203	$39,653,388	$43,072,123
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$218,857,267	$1,160,699,435	$31,904,294	$42,752,177
Undistributed net investment income (accumulated net investment loss)	3,428,086	(586,384)	(53,755)	1,021,963
Accumulated net realized gain (loss) on investments	22,555,594	(218,558,344)	1,303,858	(258,469)
Net unrealized appreciation or depreciation on investments	35,740,358	398,602,496	6,498,991	(443,548)
NET ASSETS	$280,581,305	$1,340,157,203	$39,653,388	$43,072,123
+ Including securities loaned at value	$47,074,665	$246,285,077	$—	$—
* Cost of investments in securities	$235,247,608	$927,302,999	$32,558,144	$41,613,612
# Proceeds from Reverse Repurchase Agreement	$—	$—	$—	$1,408,500

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio	ING Legg Mason Partners Large Cap Growth Portfolio	ING Lord Abbett U.S. Government Securities Portfolio
Class I:
Net assets	$149,359,631	$1,144,799,604	$12,741,376	$31,246,195
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,533,352	22,393,449	1,024,687	3,134,836
Net asset value and redemption price per share	$17.50	$51.12	$12.43	$9.97
Class S:
Net assets	$103,259,489	$186,946,590	$10,687,965	$11,824,954
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,940,019	3,707,793	870,131	1,187,792
Net asset value and redemption price per share	$17.38	$50.42	$12.28	$9.96
Class ADV:
Net assets	$27,962,185	$8,411,009	$16,224,047	$974
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,624,320	169,105	1,334,422	98
Net asset value and redemption price per share	$17.21	$49.74	$12.16	$9.90

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING Neuberger Berman Partners Portfolio	ING Neuberger Berman Regency Portfolio	ING OpCap Balanced Value Portfolio	ING Oppenheimer Global Portfolio
ASSETS:
Investments in securities at value+*	$435,043,100	$21,114,942	$77,728,660	$2,800,668,126
Short-term investments**	—	—	339,997	—
Short-term investments at amortized cost	—	—	13,376,709	409,727,055
Cash	8,569,358	1,927,703	488,518	4,418,767
Foreign currencies at value***	—	—	—	2,289,050
Receivables:
Investment securities sold	3,101,946	96,018	—	—
Fund shares sold	156,143	69,132	19,394	226,330
Dividends and interest	175,660	26,714	371,945	4,712,791
Prepaid expenses	1,139	46	—	—
Reimbursement due from manager	35,052	6,171	—	—
Total assets	447,082,398	23,240,726	92,325,223	3,222,042,119
LIABILITIES:
Payable for investment securities purchased	4,493,380	298,021	389,469	1,904
Payable for fund shares redeemed	155,003	184	41	1,992,547
Payable upon receipt of securities loaned	—	—	12,239,000	370,819,000
Payable to affiliates	291,786	18,110	82,533	1,633,137
Payable to custodian due to foreign currency overdraft****	260	—	—	—
Payable for directors fees	861	1,453	—	—
Other accrued expenses and liabilities	17,406	21,049	—	161
Total liabilities	4,958,696	338,817	12,711,043	374,446,749
NET ASSETS	$442,123,702	$22,901,909	$79,614,180	$2,847,595,370
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$365,154,865	$20,793,800	$59,508,975	$1,874,350,277
Undistributed net investment income	1,571,995	105,669	1,544,993	52,956,427
Accumulated net realized gain on investments and foreign currency related transactions	30,546,327	772,714	14,766,816	171,819,557
Net unrealized appreciation on investments and foreign currency related transactions	44,850,515	1,229,726	3,793,396	748,469,109
NET ASSETS	$442,123,702	$22,901,909	$79,614,180	$2,847,595,370
+ Including securities loaned at value	$—	$—	$11,863,960	$351,130,305
* Cost of investments in securities	$390,194,289	$19,885,216	$73,935,835	$2,052,235,219
** Cost of short-term investments	$—	$—	$339,426	$—
*** Cost of foreign currencies	$—	$—	$—	$2,277,610
**** Cost of foreign currency overdraft	$240	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING Neuberger Berman Partners Portfolio	ING Neuberger Berman Regency Portfolio	ING OpCap Balanced Value Portfolio	ING Oppenheimer Global Portfolio
Class I:
Net assets	$260,641,666	$6,556,065	$4,381,787	$2,533,768,000
Shares authorized	100,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,888,649	562,899	275,764	139,790,467
Net asset value and redemption price per share	$11.91	$11.65	$15.89	$18.13
Class S:
Net assets	$181,475,045	$16,344,748	$73,538,865	$198,467,290
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,299,340	1,406,183	4,637,958	11,205,083
Net asset value and redemption price per share	$11.86	$11.62	$15.86	$17.71
Class ADV:
Net assets	$6,991	$1,096	$1,693,528	$115,360,080
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	590	95	108,062	6,561,007
Net asset value and redemption price per share	$11.85	$11.58	$15.67	$17.58

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING Oppenheimer Strategic Income Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ASSETS:
Investments in securities at value+*	$406,506,040	$440,141,194	$121,293,072	$1,121,222,104
Short-term investments**	15,912,172	59,633,188	—	—
Short-term investments at amortized cost	58,510,583	2,450,000	—	320,723,000
Cash	3,875,166	10,626,906	—	4,284,834
Foreign currencies at value***	2,887,981	5,349,850	—	—
Receivables:
Investment securities sold	6,548,075	38,505,429	3,264,622	1,028,538
Fund shares sold	67,319	261,490	112,290	83,783
Dividends and interest	5,119,989	1,540,465	1,573,955	439,979
Variation margin receivable	341,972	430,040	—	—
Unrealized appreciation on forward foreign currency contracts	5,113,389	660,387	—	—
Upfront payments made on swap agreements	107,373	1,499,399	—	—
Unrealized appreciation on swap agreements	1,815,822	3,599,397	—	—
Prepaid expenses	—	—	541	—
Reimbursement due from manager	—	—	8,289	—
Total assets	506,805,881	564,697,745	126,252,769	1,447,782,238
LIABILITIES:
Payable for investment securities purchased	21,508,509	134,723,369	2,448,649	3,703,126
Payable for fund shares redeemed	391,380	127,509	4	1,480,109
Payable for futures variation margin	99,136	100,852	—	—
Payable upon receipt of securities loaned	37,320,000	2,450,000	—	320,722,000
Sales commitments, at value (Note 2)^	—	36,757,811	—	—
Unrealized depreciation on forward currency contracts	3,789,717	546,532	—	—
Upfront payments received on swap agreements	24,013	2,093,351	—	—
Unrealized depreciation on swap agreements	920,928	947,281	—	—
Income distribution payable	—	—	1,299	—
Payable to affiliates	221,229	248,222	77,098	635,655
Payable to custodian due to bank overdraft	—	—	7,974,738	—
Payable for directors fees	—	—	5,881	—
Payable for floating rate note issued	—	450,000	—	—
Other accrued expenses and liabilities	3,362	—	37,397	—
Options written (premium received $2,536,955)	—	726,620	—	—
Total liabilities	64,278,274	179,171,547	10,545,066	326,540,890
NET ASSETS	$442,527,607	$385,526,198	$115,707,703	$1,121,241,348
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$396,772,374	$372,927,597	$108,665,063	$761,251,197
Undistributed net investment income (distributions in excess of net investment income)	32,656,463	21,754,809	(6,982)	3,040,230
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	3,224,996	(5,424,369)	2,932,125	157,626,052
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	9,873,774	(3,731,839)	4,117,497	199,323,869
NET ASSETS	$442,527,607	$385,526,198	$115,707,703	$1,121,241,348
+ Including securities loaned at value	$36,393,027	$1,915,893	$—	$312,622,787
* Cost of investments in securities	$399,054,813	$444,729,206	$117,175,575	$921,898,235
** Cost of short-term investments	$15,710,319	$59,354,082	$—	$—
*** Cost of foreign currencies	$2,882,635	$5,332,276	$—	$—
^ Proceeds from sales commitments	$—	$36,662,937	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING Oppenheimer Strategic Income Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class I:
Net assets	$355,257,978	$256,740,163	$105,781,232	$1,063,850,575
Shares authorized	100,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	31,632,906	22,872,105	10,035,509	103,558,800
Net asset value and redemption price per share	$11.23	$11.23	$10.54	$10.27
Class S:
Net assets	$62,400,745	$101,198,642	$8,826,131	$11,855,754
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,560,941	9,066,589	837,610	1,171,620
Net asset value and redemption price per share	$11.22	$11.16	$10.54	$10.12
Class ADV:
Net assets	$24,868,884	$27,587,393	$1,100,340	$45,535,019
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,228,661	2,492,670	104,662	4,561,226
Net asset value and redemption price per share	$11.16	$11.07	$10.51	$9.98

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ASSETS:
Investments in securities at value+*	$1,472,214,723	$87,991,027	$214,478,599	$451,727,210
Short-term investments at amortized cost	271,324,899	—	49,835,270	86,834,063
Cash	7,106,075	11,451,223	318,112	557,688
Foreign currencies at value**	—	270,802	470	—
Receivables:
Investment securities sold	4,612,161	—	4,041,939	582,796
Fund shares sold	709,785	735,225	90,458	238,550
Dividends and interest	1,543,550	193,895	177,022	418,818
Prepaid expenses	—	148	—	—
Total assets	1,757,511,193	100,642,320	268,941,870	540,359,125
LIABILITIES:
Payable for investment securities purchased	9,262,978	—	3,433,612	—
Payable for fund shares redeemed	606,476	4,862	3,876,275	205,959
Payable upon receipt of securities loaned	227,641,000	—	46,981,000	83,167,000
Payable to affiliates	1,005,074	91,695	167,099	337,889
Payable to custodian due to foreign currency overdraft***	35,621	—	—	—
Payable for directors fees	—	2,451	—	—
Other accrued expenses and liabilities	—	41,210	—	—
Total liabilities	238,551,149	140,218	54,457,986	83,710,848
NET ASSETS	$1,518,960,044	$100,502,102	$214,483,884	$456,648,277
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,093,033,695	$87,830,460	$340,436,066	$435,925,932
Undistributed net investment income	11,593,777	1,113,199	1,902,421	5,086,742
Accumulated net realized gain (loss) on investments and foreign currency related transactions	142,496,958	926,769	(152,388,177)	(54,746,637)
Net unrealized appreciation on investments and foreign currency related transactions	271,835,614	10,631,674	24,533,574	70,382,240
NET ASSETS	$1,518,960,044	$100,502,102	$214,483,884	$456,648,277
+ Including securities loaned at value	$222,093,473	$—	$45,748,450	$80,946,074
* Cost of investments in securities	$1,200,381,067	$77,360,475	$189,946,439	$381,344,970
** Cost of foreign currencies	$—	$270,782	$451	$—
*** Cost of foreign currency overdraft	$36,160	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
Class I:
Net assets	$1,347,765,975	$7,219,410	$194,078,501	$388,970,547
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	20,922,175	535,660	5,513,593	34,372,104
Net asset value and redemption price per share	$64.42	$13.48	$35.20	$11.32
Class S:
Net assets	$63,623,672	$93,281,554	$18,224,197	$57,425,642
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	997,501	6,942,846	521,097	5,137,763
Net asset value and redemption price per share	$63.78	$13.44	$34.97	$11.18
Class ADV:
Net assets	$107,570,397	$1,138	$2,181,186	$10,252,088
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,702,413	84	63,037	922,345
Net asset value and redemption price per share	$63.19	$13.48	$34.60	$11.12

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING UBS U.S. Small Cap Growth Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
ASSETS:
Investments in securities at value+*	$30,893,620	$1,026,518,292	$1,023,300,521
Short-term investments**	—	—	151,343
Short-term investments at amortized cost	845,784	194,209,552	24,636,909
Cash	603,888	3,603,780	—
Foreign currencies at value***	—	—	3,432
Receivables:
Investment securities sold	230,630	1,449,100	13,071,814
Fund shares sold	63,836	613,122	211,834
Dividends and interest	8,232	1,459,492	4,233,667
Reimbursement due from manager	6,159	—	—
Total assets	32,652,149	1,227,853,338	1,065,609,520
LIABILITIES:
Payable for investment securities purchased	332,206	1,222,047	37,366,302
Payable for fund shares redeemed	7,431	401,848	843,315
Payable upon receipt of securities loaned	—	117,550,000	—
Payable to affiliates	28,873	862,986	511,337
Payable to custodian due to bank overdraft	—	—	42,118
Payable for directors fees	510	—	—
Other accrued expenses and liabilities	28,976	—	—
Total liabilities	397,996	120,036,881	38,763,072
NET ASSETS	$32,254,153	$1,107,816,457	$1,026,846,448
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$28,782,784	$887,489,525	$802,798,058
Undistributed net investment income (accumulated net investment loss)	(108,034)	24,310,648	36,571,361
Accumulated net realized gain on investments	1,134,589	55,803,574	54,233,555
Net unrealized appreciation on investments and foreign currency related transactions	2,444,814	140,212,710	133,243,474
NET ASSETS	$32,254,153	$1,107,816,457	$1,026,846,448
+ Including securities loaned at value	$—	$114,449,014	$—
* Cost of investments in securities	$28,448,806	$886,305,582	$890,054,940
** Cost of short-term investments	$—	$—	$153,703
*** Cost of foreign currencies	$—	$—	$3,179

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	ING UBS U.S. Small Cap Growth Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
Class I:
Net assets	$26,061,297	$681,772,582	$910,605,109
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,446,168	47,980,407	22,319,995
Net asset value and redemption price per share	$10.65	$14.21	$40.80
Class S:
Net assets	$6,191,780	$380,786,802	$101,202,949
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	582,608	26,963,644	2,499,012
Net asset value and redemption price per share	$10.63	$14.12	$40.50
Class ADV:
Net assets	$1,076	$45,257,073	$15,038,390
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	102	3,240,702	375,914
Net asset value and redemption price per share	$10.56	$13.97	$40.00

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING American Century Large Company Value Portfolio	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,427,381	$1,013,523	$70,470	$1,255,178
Interest	132,067	40,266	16,528	832,259
Securities lending income	6,228	28,309	—	—
Total investment income	1,565,676	1,082,098	86,998	2,087,437
EXPENSES:
Investment management fees	479,196	545,636	87,194	2,226,553
Distribution and service fees:
Class S	26,920	60,544	2,628	410,498
Class ADV	26,010	33,588	8,276	121,786
Transfer agent fees	—	—	362	—
Administrative service fees	119,800	136,458	9,178	602,526
Shareholder reporting expense	—	—	1,086	—
Professional fees	—	—	5,556	—
Custody and accounting expense	—	—	1,448	—
Directors fees	—	—	1,629	—
Offering expense	—	—	203	—
Miscellaneous expense	—	—	1,678	—
Total expenses	651,926	776,226	119,238	3,361,363
Net waived and reimbursed fees	—	(125,769)	(11,914)	—
Net expenses	651,926	650,457	107,324	3,361,363
Net investment income (loss)	913,750	431,641	(20,326)	(1,273,926)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:
Net realized gain (loss) on:
Investments	7,123,414	8,717,292	217,637	6,538,907
Foreign currency related transactions	—	(23,327)	—	—
Futures	(275,907)	—	—	—
Net realized gain on investments, foreign currency related transactions, and futures	6,847,507	8,693,965	217,637	6,538,907
Net change in unrealized appreciation or depreciation on:
Investments	(1,403,286)	(276,804)	1,366,597	32,052,282
Foreign currency related transactions	—	1,208	—	—
Futures	(18,693)	—	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(1,421,979)	(275,596)	1,366,597	32,052,282
Net realized and unrealized gain on investments, foreign currency related transactions, and futures	5,425,528	8,418,369	1,584,234	38,591,189
Increase in net assets resulting from operations	$6,339,278	$8,850,010	$1,563,908	$37,317,263
* Foreign taxes withheld	$14,272	$1,073	$40	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING Columbia Small Cap Value II Portfolio	ING Davis Venture Value Portfolio	ING Fundamental Research Portfolio	ING JPMorgan International Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$889,974	$2,271,015	$743,145	$14,647,069
Interest(1)	87,311	274,395	33,564	378,764
Securities lending income	—	—	—	459,999
Total investment income	977,285	2,545,410	776,709	15,485,832
EXPENSES:
Investment management fees	426,249	972,214	279,288	3,820,047
Distribution and service fees:
Class S	126,082	194,010	39,079	206,481
Class ADV	46	31,886	8,602	29,340
Transfer agent fees	281	—	—	—
Administrative service fees	56,833	121,580	93,106	955,070
Shareholder reporting expense	3,720	—	—	—
Professional fees	5,302	—	—	—
Custody and accounting expense	9,855	—	—	—
Directors fees	563	—	—	—
Offering expense	4,931	—	—	—
Miscellaneous expense	880	—	—	—
Total expenses	634,742	1,319,690	420,075	5,010,938
Net waived and reimbursed fees	—	—	(23,547)	(41,246)
Brokerage commission recapture	(25,277)	—	—	—
Net expenses	609,465	1,319,690	396,528	4,969,692
Net investment income	367,820	1,225,720	380,181	10,516,140
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:
Net realized gain (loss) on:
Investments	1,393,001	2,735,858	5,125,692	200,903,620
Foreign currency related transactions	—	(7,102)	(3,175)	(1,117,257)
Futures	—	—	101,628	—
Net realized gain on investments, foreign currency related transactions, and futures	1,393,001	2,728,756	5,224,145	199,786,363
Net change in unrealized appreciation or depreciation on:
Investments	9,616,327	12,742,546	1,036,301	(124,267,334)
Foreign currency related transactions	—	34	—	(18,972)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	9,616,327	12,742,580	1,036,301	(124,286,306)
Net realized and unrealized gain on investments, foreign currency related transactions, and futures	11,009,328	15,471,336	6,260,446	75,500,057
Increase in net assets resulting from operations	$11,377,148	$16,697,056	$6,640,627	$86,016,197
* Foreign taxes withheld	$—	$23,213	$12,147	$1,700,958
(1) Affiliated income	$—	$—	$3,611	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio	ING Legg Mason Partners Large Cap Growth Portfolio	ING Lord Abbett U.S. Government Securities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,852,876	$3,309,039	$171,513	$—
Interest	248,959	1,686,938	3,769	1,241,484
Securities lending income	9,720	162,112	—	—
Total investment income	3,111,555	5,158,089	175,282	1,241,484
EXPENSES:
Investment management fees	957,880	4,595,099	131,597	105,812
Distribution and service fees:
Class S	121,260	233,165	13,740	15,673
Class ADV	61,916	21,944	42,530	4
Transfer agent fees	—	—	—	362
Administrative service fees	319,338	894,265	41,170	22,513
Shareholder reporting expense	—	—	—	7,507
Professional fees	—	—	—	6,194
Custody and accounting expense	—	—	—	5,792
Directors fees	—	—	—	1,991
Offering expense	—	—	—	137
Miscellaneous expense	—	—	—	2,883
Income on reverse repurchase agreements	—	—	—	50,653
Total expenses	1,460,394	5,744,473	229,037	219,521
Net investment income (loss)	1,651,161	(586,384)	(53,755)	1,021,963
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	9,909,391	20,644,810	1,332,074	4,643
Net change in unrealized appreciation or depreciation on investments	6,544,576	37,479,959	384,799	(816,949)
Net realized and unrealized gain (loss) on investments	16,453,967	58,124,769	1,716,873	(812,306)
Increase in net assets resulting from operations	$18,105,128	$57,538,385	$1,663,118	$209,657
* Foreign taxes withheld	$2,196	$28,165	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING Neuberger Berman Partners Portfolio	ING Neuberger Berman Regency Portfolio	ING OpCap Balanced Value Portfolio	ING Oppenheimer Global Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,974,547	$170,821	$492,888	$31,633,104
Interest	90,102	15,306	538,881	464,108
Securities lending income	—	—	5,022	1,492,812
Total investment income	2,064,649	186,127	1,036,791	33,590,024
EXPENSES:
Investment management fees	1,276,601	61,610	328,530	8,324,810
Distribution and service fees:
Class S	224,716	12,552	94,266	217,594
Class ADV	14	4	5,864	253,452
Transfer agent fees	362	362	—	—
Administrative service fees	212,764	8,215	82,133	832,574
Shareholder reporting expense	6,931	5,067	—	—
Professional fees	16,757	5,701	—	—
Custody and accounting expense	9,275	3,077	—	—
Directors fees	8,417	543	—	—
Offering expense	138	138	—	—
Miscellaneous expense	4,164	1,961	—	—
Total expenses	1,760,139	99,230	510,793	9,628,430
Net waived and reimbursed fees	(137,130)	(14,781)	—	(5,070)
Brokerage commission recapture	—	—	(12,465)	—
Net expenses	1,623,009	84,449	498,328	9,623,360
Net investment income	441,640	101,678	538,463	23,966,664
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	10,737,808	739,688	6,628,960	77,801,762
Foreign currency related transactions	(17,319)	—	—	(200,526)
Net realized gain on investments and foreign currency related transactions	10,720,489	739,688	6,628,960	77,601,236
Net change in unrealized appreciation or depreciation on:
Investments	25,840,707	495,784	(2,703,714)	130,545,945
Foreign currency related transactions	2,974	—	—	(18,690)
Net change in unrealized appreciation or depreciation on investments	25,843,681	495,784	(2,703,714)	130,527,255
Net realized and unrealized gain on investments and foreign currency related transactions	36,564,170	1,235,472	3,925,246	208,128,491
Increase in net assets resulting from operations	$37,005,810	$1,337,150	$4,463,709	$232,095,155
* Foreign taxes withheld	$22,002	$910	$20,128	$2,972,972

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING Oppenheimer Strategic Income Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$20,576	$15,003	$201,217	$4,766,230
Interest	14,211,337	8,893,951	4,115,532	14,849
Securities lending income	68,205	1,990	—	129,325
Total investment income	14,300,118	8,910,944	4,316,749	4,910,404
EXPENSES:
Investment management fees	1,133,411	884,274	400,315	3,588,303
Distribution and service fees:
Class S	73,435	122,283	10,718	13,725
Class ADV	48,146	65,818	1,974	115,662
Transfer agent fees	—	—	290	—
Administrative service fees	90,734	360,277	68,100	112,175
Shareholder reporting expense	—	—	9,050	—
Professional fees	—	—	10,189	—
Custody and accounting expense	—	—	8,145	—
Directors fees	—	—	6,887	—
Offering expense	—	—	387	—
Miscellaneous expense	—	—	2,676	—
Interest expense on inverse floaters	—	8,912	—	—
Total expenses	1,345,726	1,441,564	518,731	3,829,865
Net waived and reimbursed fees	(15,602)	—	—	(2,313)
Net expenses	1,330,124	1,441,564	518,731	3,827,552
Net investment income	12,969,994	7,469,380	3,798,018	1,082,852
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, SWAPS, AND WRITTEN OPTIONS:
Net realized gain (loss) on:
Investments	928,271	(2,062,799)	2,955,219	65,487,467
Foreign currency related transactions	2,854,472	953,126	—	—
Futures, swaps, and written options	(34,480)	(1,248,975)	—	—
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	3,748,263	(2,358,648)	2,955,219	65,487,467
Net change in unrealized appreciation or depreciation on:
Investments	(32,068)	(4,743,594)	1,528,203	54,325,021
Foreign currency related transactions	1,008,614	374,120	—	—
Futures, swaps, and written options	(190,947)	1,039,653	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	785,599	(3,329,821)	1,528,203	54,325,021
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	4,533,862	(5,688,469)	4,483,422	119,812,488
Increase in net assets resulting from operations	$17,503,856	$1,780,911	$8,281,440	$120,895,340
* Foreign taxes withheld	$33,495	$—	$232	$9,007

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$9,600,795	$1,273,516	$1,601,280	$3,740,184
Interest	947,576	235,852	125,376	166,499
Securities lending income	99,550	—	199,074	19,357
Total investment income	10,647,921	1,509,368	1,925,730	3,926,040
EXPENSES:
Investment management fees	4,409,921	271,636	668,140	1,529,392
Distribution and service fees:
Class S	57,474	73,425	21,623	71,785
Class ADV	277,186	—	3,382	20,330
Transfer agent fees	—	313	—	—
Administrative service fees	1,103,187	33,954	257,027	327,822
Shareholder reporting expense	—	3,145	—	—
Professional fees	—	5,992	—	—
Custody and accounting expense	—	6,254	—	—
Directors fees	—	1,267	—	—
Offering expense	—	138	—	—
Miscellaneous expense	—	1,703	—	—
Total expenses	5,847,768	397,827	950,172	1,949,329
Brokerage commission recapture	(21,347)	(5)	—	(26,794)
Net expenses	5,826,421	397,822	950,172	1,922,535
Net investment income	4,821,500	1,111,546	975,558	2,003,505
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	76,822,985	880,296	18,006,724	16,645,538
Foreign currency related transactions	(97,214)	24,528	(14,558)	—
Net realized gain on investments and foreign currency related transactions	76,725,771	904,824	17,992,166	16,645,538
Net change in unrealized appreciation or depreciation on:
Investments	38,337,000	4,946,247	1,786,454	11,480,078
Foreign currency related transactions	8,148	14,860	(78)	—
Net change in unrealized appreciation or depreciation on investments	38,345,148	4,961,107	1,786,376	11,480,078
Net realized and unrealized gain on investments and foreign currency related transactions	115,070,919	5,865,931	19,778,542	28,125,616
Increase in net assets resulting from operations	$119,892,419	$6,977,477	$20,754,100	$30,129,121
* Foreign taxes withheld	$398,143	$132,207	$3,828	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING UBS U.S. Small Cap Growth Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$40,797	$12,417,850	$8,524,044
Interest	17,686	1,877,100	7,009,953
Securities lending income	—	54,096	—
Total investment income	58,483	14,349,046	15,533,997
EXPENSES:
Investment management fees	146,577	3,250,712	2,797,590
Distribution and service fees:
Class S	6,265	459,761	114,041
Class ADV	4	104,206	45,358
Transfer agent fees	181	—	—
Administrative service fees	16,286	1,353,446	101,772
Shareholder reporting expense	3,041	—	—
Professional fees	3,527	—	—
Custody and accounting expense	9,593	—	—
Directors fees	181	—	—
Offering expense	7,438	—	—
Miscellaneous expense	952	—	—
Total expenses	194,045	5,168,125	3,058,761
Net waived and reimbursed fees	(24,260)	(61,714)	—
Brokerage commission recapture	(3,225)	—	—
Net expenses	166,560	5,106,411	3,058,761
Net investment income (loss)	(108,077)	9,242,635	12,475,236
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain on investments	1,439,855	28,656,567	31,814,060
Net change in unrealized appreciation or depreciation on:
Investments	1,539,435	27,059,967	15,773,732
Foreign currency related transactions	—	—	(1)
Net change in unrealized appreciation or depreciation on investments	1,539,435	27,059,967	15,773,731
Net realized and unrealized gain on investments and foreign currency related transactions	2,979,290	55,716,534	47,587,791
Increase in net assets resulting from operations	$2,871,213	$64,959,169	$60,063,027
* Foreign taxes withheld	$—	$142,432	$265,526

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Century Large Company Value Portfolio		ING American Century Small-Mid Cap Value Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$913,750	$1,684,191	$431,641	$590,532
Net realized gain on investments, foreign currency related transactions, and futures	6,847,507	7,423,430	8,693,965	11,778,630
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(1,421,979)	8,776,919	(275,596)	2,321,102
Net increase in net assets resulting from operations	6,339,278	17,884,540	8,850,010	14,690,264
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(698,723)	—	(17,356)
Class S	—	(55,160)	—	(7,533)
Class ADV	—	(81,896)	—	(1,313)
Net realized gains:
Class I	—	(3,884,031)	—	(181,971)
Class S	—	(1,011,852)	—	(124,123)
Class ADV	—	(712,066)	—	(37,866)
Total distributions	—	(6,443,728)	—	(370,162)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,963,061	113,580,487	10,309,918	41,001,670
Dividends reinvested	—	6,443,728	—	370,162
	39,963,061	120,024,215	10,309,918	41,371,832
Cost of shares redeemed	(47,958,918)	(110,225,198)	(16,288,758)	(47,475,484)
Net increase (decrease) in net assets resulting from capital share transactions	(7,995,857)	9,799,017	(5,978,840)	(6,103,652)
Net increase (decrease) in net assets	(1,656,579)	21,239,829	2,871,170	8,216,450
NET ASSETS:
Beginning of period	115,797,552	94,557,723	108,529,395	100,312,945
End of period	$114,140,973	$115,797,552	$111,400,565	$108,529,395
Undistributed net investment income at end of period	$2,595,686	$1,681,936	$951,536	$519,895

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Baron Asset Portfolio		ING Baron Small Cap Growth Portfolio
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment loss	$(20,326)	$(17,416)	$(1,273,926)	$(1,378,652)
Net realized gain (loss) on investments	217,637	(223,504)	6,538,907	(1,279,457)
Net change in unrealized appreciation or depreciation on investments	1,366,597	1,133,153	32,052,282	58,074,197
Net increase in net assets resulting from operations	1,563,908	892,233	37,317,263	55,416,088
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class I	—	—	—	(1,151,733)
Class S	—	—	—	(2,389,008)
Class ADV	—	—	—	(368,625)
Total distributions	—	—	—	(3,909,366)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,308,286	8,628,315	103,259,444	231,956,068
Dividends reinvested	—	—	—	3,906,693
	18,308,286	8,628,315	103,259,444	235,862,761
Cost of shares redeemed	(1,847,120)	(413,084)	(52,347,092)	(132,467,474)
Net increase in net assets resulting from capital share transactions	16,461,166	8,215,231	50,912,352	103,395,287
Net increase in net assets	18,025,074	9,107,464	88,229,615	154,902,009
NET ASSETS:
Beginning of period	9,107,464	—	475,657,830	320,755,821
End of period	$27,132,538	$9,107,464	$563,887,445	$475,657,830
Undistributed net investment income (accumulated net investment loss) at end of period	$(20,326)	$—	$(1,235,908)	$38,018

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Columbia Small Cap Value II Portfolio		ING Davis Venture Value Portfolio
	Six Months Ended June 30, 2007	April 28, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$367,820	$197,596	$1,225,720	$812,337
Net realized gain (loss) on investments and foreign currency related transactions	1,393,001	(846,617)	2,728,756	1,020,443
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	9,616,327	5,171,325	12,742,580	17,059,275
Net increase in net assets resulting from operations	11,377,148	4,522,304	16,697,056	18,892,055
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	(3,834)
Class S	—	—	—	(4,777)
Net realized gains:
Class I	—	—	—	(1,096,008)
Class S	—	—	—	(6,206,778)
Class ADV	—	—	—	(842,626)
Total distributions	—	—	—	(8,154,023)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	69,801,960	90,490,052	91,049,743	150,618,280
Dividends reinvested	—	—	—	8,154,023
	69,801,960	90,490,052	91,049,743	158,772,303
Cost of shares redeemed	(16,013,106)	(7,303,662)	(37,040,703)	(17,972,189)
Net increase in net assets resulting from capital share transactions	53,788,854	83,186,390	54,009,040	140,800,114
Net increase in net assets	65,166,002	87,708,694	70,706,096	151,538,146
NET ASSETS:
Beginning of period	87,708,694	—	207,773,057	56,234,911
End of period	$152,874,696	$87,708,694	$278,479,153	$207,773,057
Undistributed net investment income at end of period	$564,875	$197,055	$2,003,534	$777,814

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fundamental Research Portfolio		ING JPMorgan International Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$380,181	$766,533	$10,516,140	$12,160,460
Net realized gain on investments, foreign currency related transactions, and futures	5,224,145	2,909,783	199,786,363	73,432,592
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	1,036,301	4,186,560	(124,286,306)	114,826,875
Net increase in net assets resulting from operations	6,640,627	7,862,876	86,016,197	200,419,927
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(184,566)	—	(8,050,923)
Class S	—	(35,617)	—	(180,927)
Class ADV	—	—	—	(36,480)
Net realized gains:
Class I	—	(941,287)	—	—
Class S	—	(585,312)	—	—
Class ADV	—	(57,802)	—	—
Total distributions	—	(1,804,584)	—	(8,268,330)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,120,956	62,944,969	100,910,496	834,826,124
Proceeds issued in merger (Note 12)	—	17,722,782	—	—
Dividends reinvested	—	1,804,584	—	8,268,330
	2,120,956	82,472,335	100,910,496	843,094,454
Cost of shares redeemed	(17,166,129)	(30,610,639)	(560,549,222)	(847,832,867)
Net increase (decrease) in net assets resulting from capital share transactions	(15,045,173)	51,861,696	(459,638,726)	(4,738,413)
Net increase (decrease) in net assets	(8,404,546)	57,919,988	(373,622,529)	187,413,184
NET ASSETS:
Beginning of period	99,081,619	41,161,631	1,106,439,965	919,026,781
End of period	$90,677,073	$99,081,619	$732,817,436	$1,106,439,965
Undistributed net investment income at end of period	$1,146,619	$766,438	$24,644,401	$14,128,261

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Mid Cap Value Portfolio		ING Legg Mason Partners Aggressive Growth Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income (loss)	$1,651,161	$1,872,333	$(586,384)	$(1,680,845)
Net realized gain on investments	9,909,391	12,710,480	20,644,810	16,245,044
Net change in unrealized appreciation or depreciation on investments	6,544,576	16,832,277	37,479,959	100,027,669
Net increase in net assets resulting from operations	18,105,128	31,415,090	57,538,385	114,591,868
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(15,763)	—	—
Class S	—	(4,366)	—	—
Class ADV	—	(112)	—	—
Net realized gains:
Class I	—	(730,561)	—	—
Class S	—	(581,795)	—	—
Class ADV	—	(119,694)	—	—
Total distributions	—	(1,452,291)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,036,339	68,003,190	166,826,183	839,171,554
Dividends reinvested	—	1,452,291	—	—
	55,036,339	69,455,481	166,826,183	839,171,554
Cost of shares redeemed	(31,622,738)	(31,649,117)	(234,273,147)	(580,359,060)
Net increase (decrease) in net assets resulting from capital share transactions	23,413,601	37,806,364	(67,446,964)	258,812,494
Net increase (decrease) in net assets	41,518,729	67,769,163	(9,908,579)	373,404,362
NET ASSETS:
Beginning of period	239,062,576	171,293,413	1,350,065,782	976,661,420
End of period	$280,581,305	$239,062,576	$1,340,157,203	$1,350,065,782
Undistributed net investment income (accumulated net investment loss) at end of period	$3,428,086	$1,776,925	$(586,384)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Legg Mason Partners Large Cap Growth Portfolio		ING Lord Abbett U.S. Government Securities Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006
FROM OPERATIONS:
Net investment income (loss)	$(53,755)	$(83,606)	$1,021,963	$2,070,072
Net realized gain (loss) on investments	1,332,074	454,385	4,643	(258,122)
Net change in unrealized appreciation or depreciation on investments	384,799	1,200,255	(816,949)	373,401
Net increase in net assets resulting from operations	1,663,118	1,571,034	209,657	2,185,351
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	(1,544,159)
Class S	—	—	—	(574,796)
Class ADV	—	—	—	(44)
Net realized gains:
Class I	—	(290,112)	—	—
Class S	—	(196,333)	—	—
Class ADV	—	(311,057)	—	—
Total distributions	—	(797,502)	—	(2,118,999)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,843,499	7,259,163	2,786,771	75,533,877
Dividends reinvested	—	797,502	—	2,003,224
	2,843,499	8,056,665	2,786,771	77,537,101
Cost of shares redeemed	(8,899,034)	(22,910,555)	(9,230,629)	(28,297,129)
Net increase (decrease) in net assets resulting from capital share transactions	(6,055,535)	(14,853,890)	(6,443,858)	49,239,972
Net increase (decrease) in net assets	(4,392,417)	(14,080,358)	(6,234,201)	49,306,324
NET ASSETS:
Beginning of period	44,045,805	58,126,163	49,306,324	—
End of period	$39,653,388	$44,045,805	$43,072,123	$49,306,324
Undistributed net investment income (accumulated net investment loss) at end of period	$(53,755)	$—	$1,021,963	$—

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Neuberger Berman Partners Portfolio		ING Neuberger Berman Regency Portfolio
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006
FROM OPERATIONS:
Net investment income	$441,640	$1,099,787	$101,678	$49,220
Net realized gain on investments and foreign currency related transactions	10,720,489	20,100,578	739,688	64,825
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	25,843,681	(5,615,173)	495,784	733,942
Net increase in net assets resulting from operations	37,005,810	15,585,192	1,337,150	847,987
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	(26,062)
Class S	—	—	—	(18,035)
Class ADV	—	—	—	(4)
Net realized gains:
Class I	—	—	—	(17,052)
Class S	—	—	—	(17,975)
Class ADV	—	—	—	(3)
Total distributions	—	—	—	(79,131)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	41,205,142	357,380,071	13,377,276	13,473,019
Proceeds issued in merger (Note 12)	—	178,456,953	—	—
Dividends reinvested	—	—	—	41,323
	41,205,142	535,837,024	13,377,276	13,514,342
Cost of shares redeemed	(49,616,782)	(137,892,684)	(4,345,891)	(1,749,824)
Net increase (decrease) in net assets resulting from capital share transactions	(8,411,640)	397,944,340	9,031,385	11,764,518
Net increase in net assets	28,594,170	413,529,532	10,368,535	12,533,374
NET ASSETS:
Beginning of period	413,529,532	—	12,533,374	—
End of period	$442,123,702	$413,529,532	$22,901,909	$12,533,374
Undistributed net investment income at end of period	$1,571,995	$1,130,355	$105,669	$3,991

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING OpCap Balanced Value Portfolio		ING Oppenheimer Global Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$538,463	$1,008,985	$23,966,664	$24,110,216
Net realized gain on investments and foreign currency related transactions	6,628,960	9,325,152	77,601,236	107,109,224
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(2,703,714)	(1,112,478)	130,527,255	295,576,411
Net increase in net assets resulting from operations	4,463,709	9,221,659	232,095,155	426,795,851
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(63,166)	—	(1,633,130)
Class S	—	(755,243)	—	(64,010)
Class ADV	—	(28,385)	—	(65,785)
Net realized gains:
Class I	—	—	—	(3,444,323)
Class S	—	—	—	(150,378)
Class ADV	—	—	—	(177,950)
Total distributions	—	(846,794)	—	(5,535,576)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,762,101	7,538,615	85,786,763	219,061,778
Dividends reinvested	—	846,794	—	5,535,576
	3,762,101	8,385,409	85,786,763	224,597,354
Cost of shares redeemed	(16,211,019)	(57,097,899)	(229,294,014)	(296,392,861)
Net decrease in net assets resulting from capital share transactions	(12,448,918)	(48,712,490)	(143,507,251)	(71,795,507)
Net increase (decrease) in net assets	(7,985,209)	(40,337,625)	88,587,904	349,464,768
NET ASSETS:
Beginning of period	87,599,389	127,937,014	2,759,007,466	2,409,542,698
End of period	$79,614,180	$87,599,389	$2,847,595,370	$2,759,007,466
Undistributed net investment income at end of period	$1,544,993	$1,006,530	$52,956,427	$28,989,763

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Oppenheimer Strategic Income Portfolio		ING PIMCO Total Return Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$12,969,994	$24,148,137	$7,469,380	$12,142,759
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	3,748,263	(2,389,860)	(2,358,648)	1,214,775
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	785,599	10,034,887	(3,329,821)	334,694
Net increase in net assets resulting from operations	17,503,856	31,793,164	1,780,911	13,692,228
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(1,398,755)	—	(4,464,221)
Class S	—	(62,039)	—	(1,499,405)
Class ADV	—	(14,604)	—	(429,622)
Total distributions	—	(1,475,398)	—	(6,393,248)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	75,464,071	90,602,877	79,509,747	131,923,895
Dividends reinvested	—	1,475,398	—	6,393,248
	75,464,071	92,078,275	79,509,747	138,317,143
Cost of shares redeemed	(75,648,028)	(65,688,710)	(28,588,638)	(96,199,045)
Net increase (decrease) in net assets resulting from capital share transactions	(183,957)	26,389,565	50,921,109	42,118,098
Net increase in net assets	17,319,899	56,707,331	52,702,020	49,417,078
NET ASSETS:
Beginning of period	425,207,708	368,500,377	332,824,178	283,407,100
End of period	$442,527,607	$425,207,708	$385,526,198	$332,824,178
Undistributed net investment income at end of period	$32,656,463	$19,686,469	$21,754,809	$14,285,429

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Pioneer High Yield Portfolio		ING T. Rowe Price Diversified Mid Cap Growth Portfolio
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$3,798,018	$4,581,905	$1,082,852	$1,957,378
Net realized gain on investments	2,955,219	318,237	65,487,467	98,051,061
Net change in unrealized appreciation or depreciation on investments	1,528,203	2,589,294	54,325,021	2,141,735
Net increase in net assets resulting from operations	8,281,440	7,489,436	120,895,340	102,150,174
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(3,556,634)	(3,999,136)	—	—
Class S	(230,162)	(466,680)	—	—
Class ADV	(20,324)	(175,101)	—	—
Net realized gains:
Class I	—	(331,780)	—	(23,791,368)
Class S	—	(23,180)	—	(530,826)
Class ADV	—	(1,397)	—	(1,209,471)
Total distributions	(3,807,120)	(4,997,274)	—	(25,531,665)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,831,545	147,746,231	8,515,588	98,056,004
Dividends reinvested	3,805,994	4,830,169	—	25,531,665
	30,637,539	152,576,400	8,515,588	123,587,669
Cost of shares redeemed	(48,152,108)	(26,320,610)	(133,950,860)	(297,212,857)
Net increase (decrease) in net assets resulting from capital share transactions	(17,514,569)	126,255,790	(125,435,272)	(173,625,188)
Net increase (decrease) in net assets	(13,040,249)	128,747,952	(4,539,932)	(97,006,679)
NET ASSETS:
Beginning of period	128,747,952	—	1,125,781,280	1,222,787,959
End of period	$115,707,703	$128,747,952	$1,121,241,348	$1,125,781,280
Undistributed net investment income (distributions in excess of net investment income) at end of period	$(6,982)	$2,120	$3,040,230	$1,957,378

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio		ING Templeton Foreign Equity Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006
FROM OPERATIONS:
Net investment income	$4,821,500	$7,028,530	$1,111,546	$488,803
Net realized gain on investments and foreign currency related transactions	76,725,771	71,505,254	904,824	34,814
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	38,345,148	83,050,300	4,961,107	5,670,567
Net increase in net assets resulting from operations	119,892,419	161,584,084	6,977,477	6,194,184
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(2,793,872)	—	(120,416)
Class S	—	—	—	(353,221)
Class ADV	—	—	—	(11)
Net realized gains:
Class I	—	(1,879,138)	—	(7,035)
Class S	—	(77,274)	—	(22,646)
Class ADV	—	(164,722)	—	(1)
Total distributions	—	(4,915,006)	—	(503,330)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	161,691,663	463,870,698	66,285,450	46,702,244
Dividends reinvested	—	4,915,006	—	375,868
	161,691,663	468,785,704	66,285,450	47,078,112
Cost of shares redeemed	(177,232,287)	(358,916,531)	(19,953,582)	(5,576,209)
Net increase (decrease) in net assets resulting from capital share transactions	(15,540,624)	109,869,173	46,331,868	41,501,903
Net increase in net assets	104,351,795	266,538,251	53,309,345	47,192,757
NET ASSETS:
Beginning of period	1,414,608,249	1,148,069,998	47,192,757	—
End of period	$1,518,960,044	$1,414,608,249	$100,502,102	$47,192,757
Undistributed net investment income at end of period	$11,593,777	$6,772,277	$1,113,199	$1,653

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Thornburg Value Portfolio		ING UBS U.S. Large Cap Equity Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$975,558	$956,724	$2,003,505	$3,086,474
Net realized gain on investments and foreign currency related transactions	17,992,166	15,702,977	16,645,538	21,199,886
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	1,786,376	12,080,692	11,480,078	22,179,628
Net increase in net assets resulting from operations	20,754,100	28,740,393	30,129,121	46,465,988
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(882,011)	—	(2,308,904)
Class S	—	(742)	—	(110,985)
Class ADV	—	(421)	—	(9,291)
Total distributions	—	(883,174)	—	(2,429,180)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,294,972	13,297,964	55,723,671	123,409,952
Proceeds issued in merger (Note 12)	—	—	36,384,223	—
Dividends reinvested	—	883,174	—	2,429,180
	26,294,972	14,181,138	92,107,894	125,839,132
Cost of shares redeemed	(26,147,646)	(40,932,472)	(53,032,564)	(63,216,458)
Net increase (decrease) in net assets resulting from capital share transactions	147,326	(26,751,334)	39,075,330	62,622,674
Net increase in net assets	20,901,426	1,105,885	69,204,451	106,659,482
NET ASSETS:
Beginning of period	193,582,458	192,476,573	387,443,826	280,784,344
End of period	$214,483,884	$193,582,458	$456,648,277	$387,443,826
Undistributed net investment income at end of period	$1,902,421	$926,863	$5,086,742	$3,083,237

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING UBS U.S. Small Cap Growth Portfolio		ING Van Kampen Comstock Portfolio
	Six Months Ended June 30, 2007	April 28, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income (loss)	$(108,077)	$(44,503)	$9,242,635	$15,070,077
Net realized gain (loss) on investments	1,439,855	(27,700)	28,656,567	27,683,718
Net change in unrealized appreciation or depreciation on investments	1,539,435	905,379	27,059,967	89,764,920
Net increase in net assets resulting from operations	2,871,213	833,176	64,959,169	132,518,715
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	(4,223,582)
Class S	—	—	—	(2,802,840)
Class ADV	—	—	—	(241,587)
Net realized gains:
Class I	—	(190,476)	—	(20,901,834)
Class S	—	(43,189)	—	(19,152,742)
Class ADV	—	(8)	—	(1,609,973)
Total distributions	—	(233,673)	—	(48,932,558)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,951,658	34,639,445	171,043,482	634,525,643
Dividends reinvested	—	191,856	—	48,932,558
	17,951,658	34,831,301	171,043,482	683,458,201
Cost of shares redeemed	(16,052,526)	(7,946,996)	(158,518,108)	(433,245,639)
Net increase in net assets resulting from capital share transactions	1,899,132	26,884,305	12,525,374	250,212,562
Net increase in net assets	4,770,345	27,483,808	77,484,543	333,798,719
NET ASSETS:
Beginning of period	27,483,808	—	1,030,331,914	696,533,195
End of period	$32,254,153	$27,483,808	$1,107,816,457	$1,030,331,914
Undistributed net investment income (accumulated net investment loss) at end of period	$(108,034)	$43	$24,310,648	$15,068,013

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Van Kampen Equity and Income Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$12,475,236	$24,109,993
Net realized gain on investments	31,814,060	27,988,516
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	15,773,731	65,730,154
Net increase in net assets resulting from operations	60,063,027	117,828,663
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(16,983,138)
Class S	—	(1,563,228)
Class ADV	—	(264,974)
Net realized gains:
Class I	—	(30,185,503)
Class S	—	(2,949,494)
Class ADV	—	(581,467)
Total distributions	—	(52,527,804)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	27,154,066	90,334,622
Dividends reinvested	—	52,527,804
	27,154,066	142,862,426
Cost of shares redeemed	(92,470,092)	(98,160,881)
Net increase (decrease) in net assets resulting from capital share transactions	(65,316,026)	44,701,545
Net increase (decrease) in net assets	(5,252,999)	110,002,404
NET ASSETS:
Beginning of period	1,032,099,447	922,097,043
End of period	$1,026,846,448	$1,032,099,447
Undistributed net investment income at end of period	$36,571,361	$24,096,125

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.03		14.24		14.22	13.03	9.97	12.90
Income (loss) from investment operations:
Net investment income	$0.13	*	0.26	*	0.21	0.17	0.06	0.03
Net realized and unrealized gain (loss) on investments	$0.80		2.42		0.00 **	1.15	3.09	(2.94)
Total from investment operations	$0.93		2.68		0.21	1.32	3.15	(2.91)
Less distributions:
Net investment income	$—		0.14		0.19	0.13	0.09	0.01
Net realized gains on investments	$—		0.75		—	—	—	0.01
Total distributions	$—		0.89		0.19	0.13	0.09	0.02
Net asset value, end of period	$16.96		16.03		14.24	14.22	13.03	9.97
Total Return(1)%	5.80		19.58		1.51	10.24	31.74	(22.59)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$82,166		82,254		39,624	2,956	1,077	35
Ratios to average net assets:
Expenses(2)%	1.00		1.00		1.00	1.00	1.00	1.00
Net investment income(2)%	1.62		1.73		1.50	1.39	1.20	0.98
Portfolio turnover rate %	28		56		105	38	38	47
	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.05		14.20		14.17	12.98	9.94	12.89
Income (loss) from investment operations:
Net investment income	$0.11	*	0.21	*	0.15	0.15	0.11	0.07
Net realized and change in unrealized gain (loss) on investments	$0.80		2.43		0.02	1.14	3.00	(3.01)
Total from investment operations	$0.91		2.64		0.17	1.29	3.11	(2.94)
Less distributions:
Net investment income	$—		0.04		0.14	0.10	0.07	0.00 **
Net realized gains on investments	$—		0.75		—	—	—	0.01
Total distributions	$—		0.79		0.14	0.10	0.07	0.01
Net asset value, end of period	$16.96		16.05		14.20	14.17	12.98	9.94
Total Return(1)%	5.67		19.30		1.26	10.05	31.34	(22.84)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$21,359		23,019		43,127	66,267	63,547	46,345
Ratios to average net assets:
Expenses(2)%	1.25		1.25		1.25	1.25	1.25	1.25
Net investment income(2)%	1.35		1.43		1.06	1.05	1.00	0.70
Portfolio turnover rate %	28		56		105	38	38	47

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2007	2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.80	14.08		14.05		12.89	9.90	12.89
Income (loss) from investment operations:
Net investment income	$0.10	0.18	*	0.12	*	0.10	0.08	0.03
Net realized and unrealized gain (loss) on investments	$0.78	2.38		0.03		1.14	2.99	(3.00)
Total from investment operations	$0.88	2.56		0.15		1.24	3.07	(2.97)
Less distributions:
Net investment income	$—	0.09		0.12		0.08	0.08	0.01
Net realized gains on investments	$—	0.75		—		—	—	0.01
Total distributions	$—	0.84		0.12		0.08	0.08	0.02
Net asset value, end of period	$16.68	15.80		14.08		14.05	12.89	9.90
Total Return(1)%	5.57	18.89		1.09		9.70	31.13	(23.08)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$10,616	10,524		11,806		8,684	7,313	5,197
Ratios to average net assets:
Expenses(2)%	1.50	1.50		1.50		1.50	1.50	1.50
Net investment income(2)%	1.10	1.21		0.87		0.81	0.75	0.99
Portfolio turnover rate %	28	56		105		38	38	47

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,						May 1, 2002(1) to December 31,
	2007	2006		2005	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.58	11.77		12.24	10.77		8.16	10.00
Income (loss) from investment operations:
Net investment income	$0.07	0.09	*	0.06	0.03		0.02	0.01
Net realized and unrealized gain (loss) on investments	$1.08	1.75		0.94	2.28		2.89	(1.84)
Total from investment operations	$1.15	1.84		1.00	2.31		2.91	(1.83)
Less distributions:
Net investment income	$—	0.00	**	0.05	0.02		0.03	0.01
Net realized gains on investments	$—	0.03		1.42	0.82		0.27	—
Total distributions	$—	0.03		1.47	0.84		0.30	0.01
Net asset value, end of period	$14.73	13.58		11.77	12.24		10.77	8.16
Total Return(2)%	8.47	15.75		8.17	21.61		35.84	(18.36)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$49,005	48,088		46,237	28,433		8,007	669
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.25	1.25		1.30	1.30		1.40	1.40
Net expenses after expense reimbursement(3)(4)%	1.02	1.22		1.30	1.30		1.32	1.40
Net investment income after expense reimbursement(3)(4)%	0.96	0.71		0.61	0.35		0.53	0.48
Portfolio turnover rate %	61	156		101	107		137	70
	Class S
	Six Months Ended June 30,	Year Ended December 31,						May 1, 2002(1) to December 31,
	2007	2006		2005	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.51	11.74		12.22	10.76		8.15	10.00
Income (loss) from investment operations:
Net investment income	$0.06	0.05		0.04	0.00	**	0.02	0.00 **
Net realized and unrealized gain (loss) on investments	$1.07	1.75		0.92	2.28		2.87	(1.85)
Total from investment operations	$1.13	1.80		0.96	2.28		2.89	(1.85)
Less distributions:
Net investment income	$—	0.00	**	0.02	0.00	**	0.01	0.00 **
Net realized gains on investments	$—	0.03		1.42	0.82		0.27	—
Total distributions	$—	0.03		1.44	0.82		0.28	0.00
Net asset value, end of period	$14.64	13.51		11.74	12.22		10.76	8.15
Total Return(2)%	8.36	15.43		7.85	21.34		35.49	(18.48)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$48,461	47,839		43,053	37,816		12,363	6,324
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.50	1.50		1.55	1.55		1.65	1.65
Net expenses after expense reimbursement(3)(4)%	1.27	1.47		1.55	1.55		1.57	1.65
Net investment income after expense reimbursement(3)(4)%	0.71	0.39		0.35	0.09		0.23	0.09
Portfolio turnover rate %	61	156		101	107		137	70

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $ 0.005.

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,						May 1, 2002(1) to December 31,
	2007	2006		2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.35	11.63		12.13	10.71	8.13		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.03	0.02		0.01	(0.02)	0.01		0.00 *
Net realized and unrealized gain (loss) on investments	$1.07	1.73		0.92	2.26	2.84		(1.86)
Total from investment operations	$1.10	1.75		0.93	2.24	2.85		(1.86)
Less distributions:
Net investment income	$—	0.00	*	0.01	—	0.00	*	0.01
Net realized gains on investments	$—	0.03		1.42	0.82	0.27		—
Total distributions	$—	0.03		1.43	0.82	0.27		0.01
Net asset value, end of period	$14.45	13.35		11.63	12.13	10.71		8.13
Total Return(2)%	8.24	15.14		7.65	21.03	35.08		(18.62)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$13,934	12,602		11,023	5,266	2,843		815
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.75	1.75		1.80	1.80	1.90		1.90
Net expenses after expense reimbursement(3)(4)%	1.52	1.72		1.80	1.80	1.82		1.90
Net investment income (loss) after expense reimbursement(3)(4)%	0.48	0.18		0.10	(0.14)	0.00	*	0.06
Portfolio turnover rate %	61	156		101	107	137		70

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Amount is less than $0.005 or 0.005%.

See Accompanying Notes to Financial Statements

ING BARON ASSET PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I			Class S
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006		Six Months Ended June 30, 2007	May 3 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$11.14	10.00		11.10	10.73
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.00	)**	(0.01)	0.03	*
Net realized and unrealized gain on investments	$1.00	1.14		0.98	0.34
Total from investment operations	$0.99	1.14		0.97	0.37
Net asset value, end of period	$12.13	11.14		12.07	11.10
Total Return(2)%	8.89	11.40		8.74	3.45
Ratios and Supplemental Data:
Net assets, end of period (000's)	$20,696	5,583		2,959	313
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.18	1.58		1.43	1.83
Net expenses after expense reimbursement(3)(4)%	1.05	1.05		1.30	1.30
Net investment income (loss) after expense reimbursement(3)(4)%	(0.14)	(0.05)		(0.19)	0.31
Portfolio turnover rate %	7	23		7	23

	Class ADV
	Six Months Ended June 30, 2007	January 18, 2006(1) to December 31 2006
Per Share Operating Performance:
Net asset value, beginning of period	$11.09	10.04
Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.06)
Net realized and unrealized gain on investments	$0.98	1.11
Total from investment operations	$0.95	1.05
Net asset value, end of period	$12.04	11.09
Total Return(2)%	8.57	10.46
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,477	3,211
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.68	2.08
Net expenses after expense reimbursement(3)(4)%	1.55	1.55
Net investment loss after expense reimbursement(3)(4)%	(0.56)	(0.57)
Portfolio turnover rate %	7	23

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using the average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,					May 1, 2002(1) to December 31,
	2007	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$18.55	16.21	15.06		11.74	8.77	10.00
Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.02)	(0.14	)*	(0.07)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	$1.44	2.51	1.29		3.39	3.02	(1.20)
Total from investment operations	$1.41	2.49	1.15		3.32	2.97	(1.23)
Less distributions:
Net realized gains on investments	$—	0.15	—		—	—	—
Total distributions	$—	0.15	—		—	—	—
Net asset value, end of period	$19.96	18.55	16.21		15.06	11.74	8.77
Total Return(2)%	7.60	15.54	7.64		28.28	33.87	(12.30)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$158,321	130,780	81,664		29,954	10,522	706
Ratios to average net assets:
Gross expenses prior to expense reimbursement
and brokerage commission recapture(3)%	1.08	1.08	1.25		1.20	1.25	1.25
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)%	1.08	1.08	1.20		1.20	1.21	1.25
Net expenses after expense reimbursement and
brokerage commission recapture(3)%	1.08	1.08	1.20		1.20	1.21	1.25
Net investment loss after expense reimbursement and brokerage commission recapture(3)%	(0.28)	(0.13)	(0.87)		(0.71)	(0.90)	(1.01)
Portfolio turnover rate %	8	15	11		19	19	12
	Class S
	Six Months Ended June 30,	Year Ended December 31,					May 1, 2002(1) to December 31,
	2007	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$18.33	16.06	14.96		11.69	8.76	10.00
Income (loss) from investment operations:
Net investment loss	$(0.05)	(0.06)	(0.14	)*	(0.09)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	$1.42	2.48	1.24		3.36	3.00	(1.18)
Total from investment operations	$1.37	2.42	1.10		3.27	2.93	(1.24)
Less distributions:
Net realized gains on investments	$—	0.15	—		—	—	—
Total distributions	$—	0.15	—		—	—	—
Net asset value, end of period	$19.70	18.33	16.06		14.96	11.69	8.76
Total Return(2)%	7.47	15.24	7.35		27.97	33.45	(12.40)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$354,485	299,287	207,527		114,112	44,200	7,793
Ratios to average net assets:
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.33	1.33	1.50		1.45	1.50	1.50
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)%	1.33	1.33	1.45		1.45	1.46	1.50
Net expenses after expense reimbursement and brokerage commission recapture(3)%	1.33	1.33	1.45		1.45	1.46	1.50
Net investment loss after expense reimbursement and brokerage commission recapture(3)%	(0.53)	(0.38)	(0.92)		(0.96)	(1.15)	(1.23)
Portfolio turnover rate %	8	15	11		19	19	12

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,					May 1, 2002(1) to December 31,
	2007	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$18.11	15.90	14.85		11.64	8.74	10.00
Income (loss) from investment operations:
Net investment (loss)	$(0.07)	(0.10)	(0.19	)*	(0.09)	(0.12)	(0.02)
Net realized and unrealized gain (loss) on investments	$1.40	2.46	1.24		3.30	3.02	(1.24)
Total from investment operations	$1.33	2.36	1.05		3.21	2.90	(1.26)
Less distributions:
Net realized gains on investments	$—	0.15	—		—	—	—
Total distributions	$—	0.15	—		—	—	—
Net asset value, end of period	$19.44	18.11	15.90		14.85	11.64	8.74
Total Return(2)%	7.34	15.02	7.07		27.58	33.18	(12.60)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$51,081	45,591	31,565		17,106	3,950	2,131
Ratios to average net assets:
Gross expenses prior to expense reimbursements and brokerage commission recapture(3)%	1.58	1.58	1.75		1.70	1.75	1.75
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)%	1.58	1.58	1.70		1.70	1.71	1.75
Net expenses after expense reimbursement and brokerage commission recapture(3)%	1.58	1.58	1.70		1.70	1.71	1.75
Net investment loss after expense reimbursement and brokerage commission recapture(3)%	(0.78)	(0.63)	(1.23)		(1.22)	(1.42)	(1.56)
Portfolio turnover rate %	8	15	11		19	19	12

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I		Class S
	Six Months Ended June 30, 2007	April 28, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	May 1, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.17	10.00	10.15	9.95
Income from investment operations:
Net investment income	$0.04	0.05	0.02	0.04	*
Net realized and unrealized gain on investments	$1.03	0.12	1.04	0.16
Total from investment operations	$1.07	0.17	1.06	0.20
Net asset value, end of period	$11.24	10.17	11.21	10.15
Total Return(2)%	10.52	1.70	10.44	2.01
Ratios and Supplemental Data:
Net assets, end of period (000's)	$14,418	11,698	138,323	76,010
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.89	0.99	1.14	1.24
Net expenses after brokerage commission recapture(3)(4)%	0.85	0.96	1.10	1.21
Net investment income after brokerage commission recapture(3)(4)%	0.84	0.78	0.62	0.53
Portfolio turnover rate %	29	48	29	48

	Class ADV
	Six Months Ended June 30, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.15		10.15
Income (loss) from investment operations:
Net investment income (loss)	$0.05	*	(0.00	)**
Net realized and unrealized gain on investments	$0.99		—
Total from investment operations	$1.04		(0.00	)**
Net asset value, end of period	$11.19		10.15
Total Return(2)%	10.25		—
Ratios and Supplemental Data:
Net assets, end of period (000's)	$134		1
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.39		1.49
Net expenses after brokerage commission recapture(3)(4)%	1.35		1.46
Net investment income (loss) after brokerage commission recapture(3)(4)%	0.92		(1.46)
Portfolio turnover rate %	29		48

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING DAVIS VENTURE VALUE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$19.87		18.79		18.09		16.64	12.00		16.01
Income (loss) from investment operations:
Net investment income (loss)	$0.11		0.18	*	0.06	*	0.05	(0.03	)*	0.10
Net realized and unrealized gain (loss) on investments	$1.27		2.34		0.66		1.40	4.92		(4.01)
Total from investment operations	$1.38		2.52		0.72		1.45	4.89		(3.91)
Less distributions:
Net investment income	$—		0.01		0.02		—	0.25		0.01
Net realized gains on investments	$—		1.43		—		—	—		0.09
Total distributions	$—		1.44		0.02		—	0.25		0.10
Net asset value, end of period	$21.25		19.87		18.79		18.09	16.64		12.00
Total Return(1)%	6.95		14.19		4.10		8.71	41.06		(24.42)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$77,661		59,749		3,108		3,295	2,102		62
Ratios to average net assets:
Expenses(2)%	0.90		0.90		1.07		1.10	1.10		1.10
Net investment income (loss)(2)%	1.22		0.94		0.33		0.31	(0.21)		2.13
Portfolio turnover rate %	5		6		110		33	105		114
	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$19.70		18.69		17.99		16.59	11.97		16.01
Income (loss) from investment operations:
Net investment income (loss)	$0.09	*	0.13	*	0.01	*	0.00 **	(0.02	)*	0.21
Net realized and unrealized gain (loss) on investments	$1.25		2.31		0.69		1.40	4.86		(4.15)
Total from investment operations	$1.34		2.44		0.70		1.40	4.84		(3.94)
Less distributions:
Net investment income	$—		—		—		—	0.22		0.01
Net realized gains on investments	$—		1.43		—		—	—		0.09
Total distributions	$—		1.43		—		—	0.22		0.10
Net asset value, end of period	$21.04		19.70		18.69		17.99	16.59		11.97
Total Return(1)%	6.80		13.85		3.89		8.44	40.68		(24.62)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$192,185		134,821		41,822		56,159	56,159		34,833
Ratios to average net assets:
Expenses(2)%	1.15		1.15		1.32		1.35	1.35		1.35
Net investment income (loss)(2)%	0.93		0.69		0.06		0.02	(0.17)		1.48
Portfolio turnover rate %	5		6		110		33	105		114

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING DAVIS VENTURE VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$19.39		18.46	17.82		16.47	11.94		16.01
Income (loss) from investment operations:
Net investment income (loss)	$0.07	*	0.07	(0.03	)*	(0.02)	(0.07	)*	0.06
Net realized and unrealized gain (loss) on investments	$1.22		2.29	0.67		1.37	4.85		(4.03)
Total from investment operations	$1.29		2.36	0.64		1.35	4.78		(3.97)
Less distributions:
Net investment income	$—		—	0.00	**	—	0.25		0.01
Net realized gains on investments	$—		1.43	—		—	—		0.09
Total distributions	$—		1.43	0.00	**	—	0.25		0.10
Net asset value, end of period	$20.68		19.39	18.46		17.82	16.47		11.94
Total Return(1)%	6.65		13.58	3.62		8.20	40.31		(24.79)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$8,634		13,203	11,305		10,195	3,299		535
Ratios to average net assets:
Expenses(2)%	1.40		1.40	1.57		1.60	1.60		1.60
Net investment income (loss)(2)%	0.73		0.44	(0.18)		(0.18)	(0.51)		1.79
Portfolio turnover rate %	5		6	110		33	105		114

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING FUNDAMENTAL RESEARCH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.04		9.10	8.71		7.97	6.30	8.16
Income (loss) from investment operations:
Net investment income	$0.06		0.10 *	0.07	*	0.07	0.04	0.03
Net realized and unrealized gain (loss) on investments	$0.68		1.02	0.44		0.73	1.70	(1.89)
Total from investment operations	$0.74		1.12	0.51		0.80	1.74	(1.86)
Less distributions:
Net investment income	$—		0.03	0.12		0.06	0.07	0.00 **
Net realized gains on investments	$—		0.15	—		—	—	0.00 **
Total distributions	$—		0.18	0.12		0.06	0.07	0.00 **
Net asset value, end of period	$10.78		10.04	9.10		8.71	7.97	6.30
Total Return(1)%	7.37		12.49	5.90		10.19	27.74	(22.76)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$58,282		59,969	10,591		4,047	650	199
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	0.80		0.80	0.80		0.80	0.80	0.80
Net expenses after expense reimbursement(2)(3)%	0.75		0.76	0.80		0.80	0.80	0.80
Net investment income after expense reimbursement(2)(3)%	0.92		1.10	0.78		1.33	1.03	1.08
Portfolio turnover rate %	71		194	220		91	35	60
	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.03		9.10	8.70		7.96	6.29	8.16
Income (loss) from investment operations:
Net investment income	$0.03	*	0.07	0.05	*	0.08	0.06	0.05
Net realized and unrealized gain (loss) on investments	$0.70		1.02	0.44		0.71	1.66	(1.92)
Total from investment operations	$0.73		1.09	0.49		0.79	1.72	(1.87)
Less distributions:
Net investment income	$—		0.01	0.09		0.05	0.05	0.00 **
Net realized gains on investments $	—		0.15	—		—	—	0.00 **
Total distributions $	—		0.16	0.09		0.05	0.05	0.00
Net asset value, end of period	$10.76		10.03	9.10		8.70	7.96	6.29
Total Return(1)%	7.28		12.14	5.71		9.95	27.38	(22.89)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$29,423		35,245	26,757		39,657	37,612	32,443
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	1.05		1.05	1.05		1.05	1.05	1.05
Net expenses after expense reimbursement(2)(3)%	1.00		1.01	1.05		1.05	1.05	1.05
Net investment income after expense reimbursement(2)(3)%	0.67		0.70	0.55		0.93	0.74	0.57
Portfolio turnover rate 6%	71		194	220		91	35	60

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using the average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING FUNDAMENTAL RESEARCH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.93		9.02	8.63		7.90	6.28	8.16
Income (loss) from investment operations:
Net investment income	$0.02	*	0.04	0.03	*	0.05	0.05	0.00	**
Net realized and unrealized gain (loss) on investments	$0.69		1.02	0.43		0.71	1.64	(1.88)
Total from investment operations	$0.71		1.06	0.46		0.76	1.69	(1.88)
Less distributions:
Net investment income	$—		—	0.07		0.03	0.07	0.00	**
Net realized gains on investments	$—		0.15	—		—	—	0.00	**
Total distributions	$—		0.15	0.07		0.03	0.07	0.00	**
Net asset value, end of period	$10.64		9.93	9.02		8.63	7.90	6.28
Total Return(1)%	7.15		11.91	5.33		9.73	26.99	(23.03)
Ratios and Supplemental Data:
Net assets, end of period (000's) $	2,972		3,867	3,813		3,625	4,669	1,036
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	1.30		1.30	1.30		1.30	1.30	1.30
Net expenses after expense reimbursement(2)(3)%	1.25		1.26	1.30		1.30	1.30	1.30
Net investment income after expense reimbursement(2)(3)%	0.42		0.43	0.30		0.61	0.50	0.53
Portfolio turnover rate %	71		194	220		91	35	60

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using the average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING JPMORGAN INTERNATIONAL PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.26		13.43		12.31		10.47	8.16	10.03
Income (loss) from investment operations:
Net investment income	$0.18	*	0.20	*	0.17	*	0.18	0.14	0.06 *
Net realized and unrealized gain (loss) on investments	$1.38		2.77		1.04		1.79	2.26	(1.88)
Total from investment operations	$1.56		2.97		1.21		1.97	2.40	(1.82)
Less distributions:
Net investment income	$—		0.14		0.09		0.13	0.09	0.05
Total distributions	$—		0.14		0.09		0.13	0.09	0.05
Net asset value, end of period	$17.82		16.26		13.43		12.31	10.47	8.16
Total Return(1)%	9.59		22.20		9.95		18.99	29.45	(18.08)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$540,680		941,150		352,116		374,309	338,566	282,054
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	1.00		1.00		1.00		1.00	1.00	1.00
Net expenses after expense reimbursement(2)%	0.99		1.00		1.00		1.00	1.00	1.00
Net investment income after expense reimbursement(2)%	2.20		1.32		1.38		1.46	1.56	0.65
Portfolio turnover rate %	10		22		8		12	23	174
	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.24		13.34		12.24		10.44	8.15	10.04
Income (loss) from investment operations:
Net investment income (loss)	$0.17		0.15	*	0.13	*	0.11	(0.05)	0.02 *
Net realized and unrealized gain (loss) on investments	$1.36		2.77		1.06		1.81	2.43	(1.86)
Total from investment operations	$1.53		2.92		1.19		1.92	2.38	(1.84)
Less distributions:
Net investment income	$—		0.02		0.09		0.12	0.09	0.05
Total distributions	$—		0.02		0.09		0.12	0.09	0.05
Net asset value, end of period	$17.77		16.24		13.34		12.24	10.44	8.15
Total Return(1)%	9.42		21.92		9.79		18.65	29.38	(18.29)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$178,596		155,075		563,406		201,653	8,034	1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	1.25		1.25		1.25		1.25	1.25	1.25
Net expenses after expense reimbursement(2)%	1.24		1.25		1.25		1.25	1.25	1.25
Net investment income (loss) after expense reimbursement(2)%	2.24		1.05		1.03		0.85	(0.21)	0.24
Portfolio turnover rate %	10		22		8		12	23	174

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN INTERNATIONAL PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.02		13.26		12.18		10.40	8.13	10.03
Income (loss) from investment operations:
Net investment income (loss)	$0.17	*	0.10	*	0.10	*	0.08	0.05	(0.04)*
Net realized and unrealized gain (loss) on investments	$1.32		2.76		1.04		1.81	2.30	(1.81)
Total from investment operations	$1.49		2.86		1.14		1.89	2.35	(1.85)
Less distributions:
Net investment income	$—		0.10		0.06		0.11	0.08	0.05
Total distributions	$—		0.10		0.06		0.11	0.08	0.05
Net asset value, end of period	$17.51		16.02		13.26		12.18	10.40	8.13
Total Return(1)%	9.30		21.65		9.42		18.34	28.98	(18.48)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$13,541		10,215		3,505		2,224	1,184	485
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	1.50		1.50		1.50		1.50	1.50	1.50
Net expenses after expense reimbursement(2)%	1.49		1.50		1.50		1.50	1.50	1.50
Net investment income (loss) after expense reimbursement(2)%	2.02		0.68		0.84		0.85	0.86	(0.45)
Portfolio turnover rate %	10		22		8		12	23	174

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN MID CAP VALUE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,					May 1, 2002(1) to December 31,
	2007	2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.26	14.02		13.93	11.91	9.24	10.00
Income (loss) from investment operations:
Net investment income	$0.12	0.14		0.08	0.04	0.05	0.02
Net realized and unrealized gain (loss) on investments	$1.12	2.21		1.14	2.44	2.75	(0.75)
Total from investment operations	$1.24	2.35		1.22	2.48	2.80	(0.73)
Less distributions:
Net investment income	$—	0.00	*	0.08	0.04	0.05	0.03
Net realized gains on investments	$—	0.11		1.05	0.42	0.08	—
Total distributions	$—	0.11		1.13	0.46	0.13	0.03
Net asset value, end of period	$17.50	16.26		14.02	13.93	11.91	9.24
Total Return(2)%	7.63	16.84		8.71	20.88	30.31	(7.30)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$149,360	125,602		80,426	55,163	16,662	957
Ratios to average net assets:
Expenses(3)%	1.00	1.03		1.10	1.10	1.10	1.10
Net investment income(3)%	1.45	1.08		0.67	0.49	1.04	0.85
Portfolio turnover rate %	27	44		52	45	44	31
	Class S
	Six Months Ended June 30,	Year Ended December 31,					May 1, 2002(1) to December 31,
	2007	2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.17	13.98		13.89	11.89	9.23	10.00
Income (loss) from investment operations:
Net investment income	$0.09	0.12		0.05	0.02	0.04	0.02
Net realized and unrealized gain (loss) on investments	$1.12	2.18		1.13	2.42	2.73	(0.77)
Total from investment operations	$1.21	2.30		1.18	2.44	2.77	(0.75)
Less distributions:
Net investment income	$—	0.00	*	0.04	0.02	0.03	0.02
Net realized gains on investments	$—	0.11		1.05	0.42	0.08	—
Total distributions	$—	0.11		1.09	0.44	0.11	0.02
Net asset value, end of period	$17.38	16.17		13.98	13.89	11.89	9.23
Total Return(2)%	7.48	16.52		8.49	20.59	30.05	(7.53)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$103,259	91,338		78,459	64,420	16,372	6,027
Ratios to average net assets:
Expenses(3)%	1.25	1.28		1.35	1.35	1.35	1.35
Net investment income(3)%	1.17	0.81		0.39	0.26	0.61	0.35
Portfolio turnover rate %	27	44		52	45	44	31

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING JPMORGAN MID CAP VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,						May 1, 2002(1) to December 31,
	2007		2006		2005	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.03		13.89		13.84	11.86		9.22	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.08	*	0.07		0.02	(0.00	)*	0.03	0.01
Net realized and unrealized gain (loss) on investments	$1.10		2.18		1.11	2.40		2.70	(0.77)
Total from investment operations	$1.18		2.25		1.13	2.40		2.73	(0.76)
Less distributions:
Net investment income	$—		0.00	*	0.03	—		0.01	0.02
Net realized gains on investments	$—		0.11		1.05	0.42		0.08	—
Total distributions	$—		0.11		1.08	0.42		0.09	0.02
Net asset value, end of period	$17.21		16.03		13.89	13.84		11.86	9.22
Total Return(2)%	7.36		16.26		8.11	20.31		29.68	(7.64)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$27,962		22,123		12,408	4,980		1,354	331
Ratios to average net assets:
Expenses(3)%	1.50		1.53		1.60	1.60		1.60	1.60
Net investment income (loss)(3)%	0.93		0.61		0.20	(0.02)		0.36	0.26

Portfolio turnover rate	%	27	44	52	45	44	31

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2007	2006		2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$49.10	44.52		39.95	36.41	26.35		40.73
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.02	)*	(0.15)	0.03	(0.14	)*	(0.11)
Net realized and unrealized gain (loss) on investments	$2.03	4.60		4.72	3.51	10.20		(14.27)
Total from investment operations	$2.02	4.58		4.57	3.54	10.06		(14.38)
Net asset value, end of period	$51.12	49.10		44.52	39.95	36.41		26.35
Total Return(1)%	4.11	10.29		11.44 †	9.72	38.18		(35.31)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,144,800	1,155,244		531,343	575,903	610,593		452,465
Ratios to average net assets:
Expenses(2)%	0.80	0.80		0.81	0.82	0.83		0.82
Net investment income (loss)(2)%	(0.05)	(0.05)		(0.33)	0.06	(0.46)		(0.31)
Portfolio turnover rate %	4	6		10	3	0		174
	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2007	2006		2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$48.49	44.08		39.65	36.23	26.28		40.72
Income (loss) from investment operations:
Net investment loss	$(0.08)	(0.18	)*	(0.23)	(0.01)	(0.28	)*	(0.18)
Net realized and unrealized gain (loss) on investments	$2.01	4.59		4.66	3.43	10.23		(14.26)
Total from investment operations	$1.93	4.41		4.43	3.42	9.95		(14.44)
Net asset value, end of period	$50.42	48.49		44.08	39.65	36.23		26.28
Total Return(1)%	3.98	10.00		11.17 †	9.44	37.86		(35.46)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$186,947	186,363		437,476	355,857	13,970		7
Ratios to average net assets:
Expenses(2)%	1.05	1.05		1.06	1.07	1.12		1.07
Net investment loss(2)%	(0.30)	(0.40)		(0.58)	(0.04)	(0.82)		(0.57)
Portfolio turnover rate %	4	6		10	3	0		174

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio's investment restrictions.

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2007	2006		2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$47.89	43.64		39.35		36.04	26.22		40.71
Income (loss) from investment operations:
Net investment loss	$(0.14)	(0.27	)*	(0.33	)*	(0.12)	(0.28	)*	(0.25)
Net realized and unrealized gain (loss) on investments	$1.99	4.52		4.62		3.43	10.10		(14.24)
Total from investment operations	$1.85	4.25		4.29		3.31	9.82		(14.49)
Net asset value, end of period	$49.74	47.89		43.64		39.35	36.04		26.22
Total Return(1)%	3.86	9.74		10.90	†	9.18	37.45		(35.59)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$8,411	8,459		7,843		3,196	1,014		489
Ratios to average net assets:
Expenses(2)%	1.30	1.30		1.31		1.32	1.33		1.32
Net investment loss(2)%	(0.54)	(0.59)		(0.82)		(0.45)	(0.88)		(0.76)
Portfolio turnover rate %	4	6		10		3	0		174

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio's investment restrictions.

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,				May 1, 2003(1) to December 31,
	2007	2006	2005	2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.94	11.66	12.28	12.13		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	0.01	0.00 *	0.00	*	(0.02)
Net realized and unrealized gain on investments	$0.49	0.45	0.53	0.71		2.15
Total from investment operations	$0.49	0.46	0.53	0.71		2.13
Less distributions:
Net realized gains on investments	$—	0.18	1.15	0.56		—
Total distributions	$—	0.18	1.15	0.56		—
Net asset value, end of period	$12.43	11.94	11.66	12.28		12.13
Total Return(2)%	4.10	4.19	5.24	6.69		21.30
Ratios and Supplemental Data:
Net assets, end of period (000's)	$12,741	14,283	18,673	18,587		1
Ratios to average net assets:
Expenses(3)%	0.84	0.84	0.84	0.89		0.90
Net investment income (loss)(3)%	0.01	0.10	0.01	0.04		(0.26)
Portfolio turnover rate %	7	14	27	291		116
	Class S
	Six Months Ended June 30,	Year Ended December 31,				May 1, 2003(1) to December 31,
	2007	2006	2005	2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.81	11.57	12.22	12.11		10.00
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.02)	(0.03)	(0.00	)*	(0.04)
Net realized and unrealized gain on investments	$0.49	0.44	0.53	0.67		2.15
Total from investment operations	$0.47	0.42	0.50	0.67		2.11
Less distributions:
Net realized gains on investments	$—	0.18	1.15	0.56		—
Total distributions	$—	0.18	1.15	0.56		—
Net asset value, end of period	$12.28	11.81	11.57	12.22		12.11
Total Return(2)%	3.98	3.88	5.02	6.45		21.00
Ratios and Supplemental Data:
Net assets, end of period (000's)	$10,688	11,402	14,287	16,118		1
Ratios to average net assets:
Expenses(3)%	1.09	1.09	1.09	1.14		1.15
Net investment loss(3)%	(0.24)	(0.16)	(0.23)	(0.21)		(0.53)
Portfolio turnover rate %	7	14	27	291		116

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2003(1) to December 31,
	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.70	11.49	12.18	12.09	10.00
Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.05)	(0.06)	(0.08)	(0.06)
Net realized and unrealized gain on investments	$0.49	0.44	0.52	0.73	2.15
Total from investment operations	$0.46	0.39	0.46	0.65	2.09
Less distributions:
Net realized gains on investments	$—	0.18	1.15	0.56	—
Total distributions	$—	0.18	1.15	0.56	—
Net asset value, end of period	$12.16	11.70	11.49	12.18	12.09
Total Return(2)%	3.93	3.64	4.69	6.21	20.90
Ratios and Supplemental Data:
Net assets, end of period (000's)	$16,224	18,361	25,166	33,408	42,935
Ratios to average net assets:
Expenses(3)%	1.34	1.34	1.34	1.39	1.40
Net investment loss(3)%	(0.49)	(0.41)	(0.49)	(0.57)	(0.78)
Portfolio turnover rate %	7	14	27	291	116

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I			Class S
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006		Six Months Ended June 30, 2007		January 18, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$9.93	10.00		9.93		10.05
Income (loss) from investment operations:
Net investment income	$0.24	0.45	*	0.22	*	0.42	*
Net realized and unrealized loss on investments	$(0.20)	(0.07)		(0.19)		(0.12)
Total from investment operations	$0.04	0.38		0.03		0.30
Less distributions:
Net investment income	$—	0.45		—		0.42
Total distributions	$—	0.45		—		0.42
Net asset value, end of period	$9.97	9.93		9.96		9.93
Total Return(2)%	0.40	3.81		0.30		3.01
Ratios and Supplemental Data:
Net assets, end of period (000's)	$31,246	35,253		11,825		14,053
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.91	0.73		1.16		0.98
Net expense before interest expense on reverse repurchase agreements and after expense reimbursements(3)(4)%	0.68	0.72		0.93		0.97
Net expenses after expense reimbursement(3)(4)%	0.91	0.73		1.16		0.98
Net investment income after expense reimbursement(3)(4)%	4.61	4.55		4.36		4.26
Portfolio turnover rate %	75	699		75		699

	Class ADV
	Six Months Ended June 30, 2007	December 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$9.90	10.38
Income (loss) from investment operations:
Net investment income	$0.19	0.40 *
Net realized and unrealized loss on investments	$(0.19)	(0.43)
Total from investment operations	$—	(0.03)
Less distributions:
Net investment income	$—	0.45
Total distributions	$—	0.45
Net asset value, end of period	$9.90	9.90
Total Return(2)%	0.00	(0.28)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1	1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.41	1.23
Net expense before interest expense on reverse repurchase agreements and after expense reimbursements(3)(4)%	1.18	1.22
Net expenses after expense reimbursement(3)(4)%	1.41	1.23
Net investment income after expense reimbursement(3)(4)%	3.78	3.94
Portfolio turnover rate %	75	699

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING NEUBERGER BERMAN PARTNERS PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I			Class S
	Six Months Ended June 30, 2007	January 19, 2006(1) to December 31, 2006		Six Months Ended June 30, 2007	January 3, 2006(1) to December 31 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.93	10.20		10.90	10.00
Income from investment operations:
Net investment income	$0.02	0.06	*	0.01	0.04	*
Net realized and unrealized gain on investments	$0.96	0.67		0.95	0.86
Total from investment operations	$0.98	0.73		0.96	0.90
Net asset value, end of period	$11.91	10.93		11.86	10.90
Total Return(2)%	8.97	7.16		8.81	9.00
Ratios and Supplemental Data:
Net assets, end of period (000's)	$260,642	232,030		181,475	181,499
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.72	0.75		0.97	1.00
Net expenses after expense reimbursement(3)(4)%	0.67	0.67		0.89	0.92
Net investment income after expense reimbursement(3)(4)%	0.30	0.65		0.08	0.37
Portfolio turnover rate %	22	111		22	111

	Class ADV
	Six Months Ended June 30, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.90		10.90
Income (loss) from investment operations:
Net investment loss	$(0.01	)*	(0.00	)**
Net realized and unrealized gain on investments	$0.96		—
Total from investment operations	$0.95		(0.00	)**
Net asset value, end of period	$11.85		10.90
Total Return(2)%	8.72		—
Ratios and Supplemental Data:
Net assets, end of period (000's)	$7		1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.22		1.25
Net expenses after expense reimbursement(3)(4)%	1.17		1.17
Net investment loss after expense reimbursement(3)(4)%	(0.24)		(1.17)
Portfolio turnover rate %	22		111

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING NEUBERGER BERMAN REGENCY PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I			Class S
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006		Six Months Ended June 30, 2007	January 12, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.66	10.00		10.65	10.14
Income from investment operations:
Net investment income	$0.07	0.06	*	0.07	0.04	*
Net realized and unrealized gain on investments	$0.92	0.68		0.90	0.53
Total from investment operations	$0.99	0.74		0.97	0.57
Less distributions from:
Net investment income	$—	0.05		—	0.03
Net realized gains on investments	$—	0.03		—	0.03
Total distributions	$—	0.08		—	0.06
Net asset value, end of period	$11.65	10.66		11.62	10.65
Total Return(2)%	9.29	7.35		9.11	5.62
Ratios and Supplemental Data:
Net assets, end of period (000's)	$6,556	6,087		16,345	6,446
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.06	1.38		1.31	1.63
Net expenses after expense reimbursement(3)(4)%	0.88	0.88		1.13	1.13
Net investment income after expense reimbursement(3)(4)%	1.18	0.62		1.28	0.45
Portfolio turnover rate %	28	36		28	36

	Class ADV
	Six Months Ended June 30, 2007	December 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.64	10.78
Income (loss) from investment operations:
Net investment income (loss)	$0.04	(0.00)**
Net realized and unrealized gain (loss) on investments	$0.90	(0.07)
Total from investment operations	$0.94	(0.07)
Less distributions from:
Net investment income	$—	0.04
Net realized gains on investments	$—	0.03
Total distributions	$—	0.07
Net asset value, end of period	$11.58	10.64
Total Return(2)%	8.83	(0.61)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1	1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.56	1.88
Net expenses after expense reimbursement(3)(4)%	1.38	1.38
Net investment income (loss) after expense reimbursement(3)(4)%	0.72	(0.06)
Portfolio turnover rate %	28	36

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING OPCAP BALANCED VALUE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.05		13.78	13.47	12.32	9.66	12.40
Income (loss) from investment operations:
Net investment income	$0.12	*	0.17	0.11	0.14	0.10	0.07
Net realized and unrealized gain (loss) on investments	$0.72		1.29	0.29	1.15	2.84	(2.68)
Total from investment operations	$0.84		1.46	0.40	1.29	2.94	(2.61)
Less distributions:
Net investment income	$—		0.19	0.09	0.14	0.28	0.01
Net realized gains on investments	$—		—	—	—	—	0.12
Total distributions	$—		0.19	0.09	0.14	0.28	0.13
Net asset value, end of period	$15.89		15.05	13.78	13.47	12.32	9.66
Total Return(1)%	5.58		10.75	2.98	10.58	30.72	(21.06)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$4,382		4,459	4,204	4,046	1,064	196
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	1.00		1.00	1.00	1.00	1.00	1.00
Net expenses after brokerage commission recapture(2)%	0.97		0.97	1.00	1.00	1.00	1.00
Net investment income after brokerage commission recapture(2)%	1.52		1.30	0.82	0.59	1.12	2.11
Portfolio turnover rate %	50		79	80	110	125	133
	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.03		13.75	13.43	12.29	9.64	12.40
Income (loss) from investment operations:
Net investment income	$0.10	*	0.14 *	0.08	0.04	0.11	0.23
Net realized and unrealized gain (loss) on investments	$0.73		1.27	0.29	1.22	2.79	(2.86)
Total from investment operations	$0.83		1.41	0.37	1.26	2.90	(2.63)
Less distributions:
Net investment income	$—		0.13	0.05	0.12	0.25	0.01
Net realized gains on investments	$—		—	—	—	—	0.12
Total distributions	$—		0.13	0.05	0.12	0.25	0.13
Net asset value, end of periods	$15.86		15.03	13.75	13.43	12.29	9.64
Total Return(1)%	5.52		10.36	2.70	10.32	30.32	(21.23)
Ratios and Supplemental Data:
Net assets, end of periods (000's)	$73,539		79,371	120,274	160,159	140,554	102,619
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	1.25		1.25	1.25	1.25	1.25	1.25
Net expenses after brokerage commission recapture(2)%	1.22		1.22	1.25	1.25	1.25	1.25
Net investment income after brokerage commission recapture(2)%	1.29		1.02	0.58	0.35	1.00	1.85
Portfolio turnover rate %	50		79	80	110	125	133

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING OPCAP BALANCED VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$14.88		13.62	13.32	12.21	9.61	12.40
Income (loss) from investment operations:
Net investment income	$0.13	*	0.11	0.04	0.04	0.09	0.05
Net realized and unrealized gain (loss) on investments	$0.66		1.26	0.29	1.17	2.77	(2.71)
Total from investment operations	$0.79		1.37	0.33	1.21	2.86	(2.66)
Less distributions:
Net investment income	$—		0.11	0.03	0.10	0.26	0.01
Net realized gains on investments	$—		—	—	—	—	0.12
Total distributions	$—		0.11	0.03	0.10	0.26	0.13
Net asset value, end of period	$15.67		14.88	13.62	13.32	12.21	9.61
Total Return(1)%	5.31		10.19	2.46	10.00	30.08	(21.46)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,694		3,769	3,458	3,767	2,665	1,756
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	1.50		1.50	1.50	1.50	1.50	1.50
Net expenses after brokerage commission recapture(2)%	1.47		1.47	1.50	1.50	1.50	1.50
Net investment income after brokerage commission recapture(2)%	1.72		0.78	0.32	0.10	0.74	1.40
Portfolio turnover rate %	50		79	80	110	125	133

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER GLOBAL PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,							May 1, 2002(1) to December 31,
	2007		2006		2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.68		14.17		12.80		11.23	8.40		10.00
Income (loss) from investment operations:
Net investment income	$0.15	*	0.15	*	0.14	*	0.01	0.00	**	0.02
Net realized and unrealized gain (loss) on investments	$1.30		2.39		1.60		1.69	2.83		(1.62)
Total from investment operations	$1.45		2.54		1.74		1.70	2.83		(1.60)
Less distributions:
Net investment income	$—		0.01		0.12		0.01	0.00	**	—
Net realized gains on investments	$—		0.02		0.25		0.12	—		—
Total distributions	$—		0.03		0.37		0.13	0.00		—
Net asset value, end of period	$18.13		16.68		14.17		12.80	11.23		8.40
Total Return(2)%	8.69		17.98		13.57		15.28	33.73		(16.00)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,533,768		2,518,662		2,262,201		843,253	426		89
Ratios to average net assets:
Expenses(3)%	0.66		0.66		0.66		0.77	1.20		1.20
Net investment income(3)%	1.75		0.96		1.05		1.11	0.22		0.33
Portfolio turnover rate %	6		23		53		390	157		87
	Class S
	Six Months Ended June 30,		Year Ended December 31,							May 1, 2002(1) to December 31,
	2007		2006		2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.31		13.90		12.58		11.06	8.39		10.00
Income (loss) from investment operations:
Net investment income	$0.13	*	0.10	*	0.09	*	0.02	0.02		0.00 **
Net realized and unrealized gain (loss) on investments	$1.27		2.34		1.58		1.62	2.65		(1.61)
Total from investment operations	$1.40		2.44		1.67		1.64	2.67		(1.61)
Less distributions:
Net investment income	$—		0.01		0.10		0.00 **	—		—
Net realized gains on investments	$—		0.02		0.25		0.12	—		—
Total distributions	$—		0.03		0.35		0.12	—		—
Net asset value, end of period	$17.71		16.31		13.90		12.58	11.06		8.39
Total Return(2)%	8.58		17.60		13.27		15.01	31.82		(16.10)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$198,467		145,060		40,831		19,143	14,291		8,516
Ratios to average net assets:
Expenses(3)%	0.91		0.91		0.91		1.02	1.45		1.45
Net investment income(3)%	1.59		0.66		0.71		0.19	0.19		0.07
Portfolio turnover rate %	6		23		53		390	157		87

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER GLOBAL PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,								May 1, 2002(1) to December 31,
	2007		2006		2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.22		13.85		12.50		11.02		8.38		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.11	*	0.07	*	0.07	*	0.03		0.00	**	(0.01)
Net realized and unrealized gain (loss) on investments	$1.25		2.33		1.56		1.57		2.64		(1.61)
Total from investment operations	$1.36		2.40		1.63		1.60		2.64		(1.62)
Less distributions:
Net investment income	$—		0.01		0.04		0.00	**	—		—
Net realized gains on investments	$—		0.02		0.24		0.12		—		—
Total distributions	$—		0.03		0.28		0.12		—		—
Net asset value, end of period	$17.58		16.22		13.85		12.50		11.02		8.38
Total Return(2)%	8.38		17.36		13.07		14.71		31.50		(16.20)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$115,360		95,286		106,510		127,653		856		665
Ratios to net assets:
Gross expenses prior to expense reimbursement(3)%	1.16		1.16		1.16		1.28		1.70		1.70
Net expenses after expense reimbursement(3)%	1.15		1.15		1.15		1.27		1.70		1.70
Net investment income (loss) after expense reimbursement(3)%	1.29		0.51		0.60		0.55		0.01		(0.43)
Portfolio turnover rate %	6		23		53		390		157		87

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,				November 8, 2004(1) to December 31,
	2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.80		10.00		10.12		10.00
Income (loss) from investment operations:
Net investment income	$0.32	*	0.66	*	0.35	*	0.02
Net realized and unrealized gain (loss) on investments	$0.11		0.18		(0.24)		0.12
Total from investment operations	$0.43		0.84		0.11		0.14
Less distributions:
Net investment income	$—		0.04		0.23		0.02
Total distributions	$—		0.04		0.23		0.02
Net asset value, end of period	$11.23		10.80		10.00		10.12
Total Return(2)%	3.98		8.42		1.09		1.39
Ratios and Supplemental Data:
Net assets, end of period (000's)	$355,258		359,888		302,941		103,283
Ratios to average net assets:
Expenses(3)%	0.54		0.54		0.54		0.52
Net investment income(3)%	5.76		6.39		3.50		2.56
Portfolio turnover rate %	61		140		216		145
	Class S
	Six Months Ended June 30,		Year Ended December 31,				November 8, 2004(1) to December 31,
	2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.81		9.99		10.11		10.00
Income (loss) from investment operations:
Net investment income	$0.31	*	0.64	*	0.32	*	0.02
Net realized and unrealized gain (loss) on investments	$0.10		0.19		(0.24)		0.11
Total from investment operations	$0.41		0.83		0.08		0.13
Less distributions:
Net investment income	$—		0.01		0.20		0.02
Total distributions	$—		0.01		0.20		0.02
Net asset value, end of period	$11.22		10.81		9.99		10.11
Total Return(2)%	3.79		8.33		0.84		1.27
Ratios and Supplemental Data:
Net assets, end of period (000's)	$62,401		56,054		60,478		60,836
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.79		0.79		0.79		0.81
Net expenses after expense reimbursement(3)%	0.75		0.75		0.75		0.77
Net investment income after expense reimbursement(3)%	5.56		6.20		3.14		2.40
Portfolio turnover rate %	61		140		216		145

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,				November 8, 2004(1) to December 31,
	2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.76		9.98		10.11		10.00
Income (loss) from investment operations:
Net investment income	$0.30	*	0.62	*	0.30	*	0.02
Net realized and unrealized gain (loss) on investments	$0.10		0.18		(0.24)		0.11
Total from investment operations	$0.40		0.80		0.06		0.13
Less distributions:
Net investment income	$—		0.02		0.19		0.02
Total distributions	$—		0.02		0.19		0.02
Net asset value, end of period	$11.16		10.76		9.98		10.11
Total Return(2)%	3.72		7.99		0.61		1.26
Ratios and Supplemental Data:
Net assets, end of period (000's)	$24,869		9,266		5,082		3,655
Ratios to net assets:
Gross expenses prior to expense reimbursement(3)%	1.04		1.04		1.04		1.06
Net expenses after expense reimbursement(3)%	1.00		1.00		1.00		1.02
Net investment income after expense reimbursement(3)%	5.53		6.09		2.94		2.15
Portfolio turnover rate %	61		140		216		145

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,								May 1, 2002(1) to December 31,
	2007		2006		2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.16		10.92		11.00		10.62		10.55		10.00
Income (loss) from investment operations:
Net investment income	$0.24	*	0.42	*	0.34	*	0.16	*	0.29	*	0.09
Net realized and unrealized gain (loss) on investments	$(0.17)		0.03		(0.08)		0.33		0.17		0.73
Total from investment operations	$0.07		0.45		0.26		0.49		0.46		0.82
Less distributions:
Net investment income	$—		0.21		0.20		—		0.32		0.16
Net realized gains on investments	$—		—		0.14		0.11		0.07		0.11
Total distributions	$—		0.21		0.34		0.11		0.39		0.27
Net asset value, end of period	$11.23		11.16		10.92		11.00		10.62		10.55
Total Return(2)%	0.63		4.21		2.36		4.61		4.36		8.21
Ratios and Supplemental Data:
Net assets, end of period (000's)	$256,740		213,734		176,607		78,521		43,987		8,026
Ratios to average net assets:
Expenses(3)(4)%	0.71		0.77		0.85		0.85		0.85		0.85
Net investment income(3)(4)%	4.33		3.86		3.07		1.51		2.67		2.99
Portfolio turnover rate %	442		826		926		377		471		419
	Class S
	Six Months Ended June 30,		Year Ended December 31,								May 1, 2002(1) to December 31,
	2007		2006		2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.11		10.87		10.96		10.61		10.55		10.00
Income (loss) from investment operations:
Net investment income	$0.23	*	0.39	*	0.30	*	0.14	*	0.22	*	0.14
Net realized and unrealized gain (loss) on investments	$(0.18)		0.04		(0.07)		0.32		0.21		0.67
Total from investment operations	$0.05		0.43		0.23		0.46		0.43		0.81
Less distributions:
Net investment income	$—		0.19		0.18		—		0.30		0.15
Net realized gains on investments	$—		—		0.14		0.11		0.07		0.11
Total distributions	$—		0.19		0.32		0.11		0.37		0.26
Net asset value, end of period	$11.16		11.11		10.87		10.96		10.61		10.55
Total Return(2)%	0.45		4.00		2.08		4.33		4.06		8.07
Ratios and Supplemental Data:
Net assets, end of period (000's)	$101,199		93,487		83,782		88,424		50,174		25,186
Ratios to average net assets:
Expenses(3)(4)%	0.96		1.02		1.10		1.10		1.10		1.10
Net investment income(3)(4)%	4.08		3.61		2.73		1.32		2.07		2.60
Portfolio turnover rate %	442		826		926		377		471		419

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Includes the impact of interest expense on inverse floaters.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,								May 1, 2002(1) to December 31,
	2007		2006		2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.03		10.81		10.91		10.59		10.53		10.00
Income (loss) from investment operations:
Net investment income	$0.21	*	0.36	*	0.28	*	0.09	*	0.20	*	0.07
Net realized and unrealized gain (loss) on investments	$(0.17)		0.03		(0.08)		0.34		0.20		0.72
Total from investment operations	$0.04		0.39		0.20		0.43		0.40		0.79
Less distributions:
Net investment income	$—		0.17		0.16		—		0.27		0.15
Net realized gains on investments	$—		—		0.14		0.11		0.07		0.11
Total distributions	$—		0.17		0.30		0.11		0.34		0.26
Net asset value, end of period	$11.07		11.03		10.81		10.91		10.59		10.53
Total Return(2)%	0.36		3.71		1.80		4.06		3.86		7.88
Ratios and Supplemental Data:
Net assets, end of period (000's)	$27,587		25,603		23,018		14,827		10,388		4,880
Ratios to average net assets:
Expenses(3)(4)%	1.21		1.27		1.35		1.35		1.35		1.35
Net investment income(3)(4)%	3.83		3.36		2.54		0.81		1.84		2.40
Portfolio turnover rate %	442		826		926		377		471		419

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Includes impact of interest expense on inverse floaters.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIONEER HIGH YIELD PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I			Class S
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006		Six Months Ended June 30, 2007	January 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.22	10.00		10.22	9.99
Income from investment operations:
Net investment income	$0.29	0.57	*	0.28	0.54	*
Net realized and unrealized gain on investments	$0.32	0.23		0.32	0.24
Total from investment operations	$0.61	0.80		0.60	0.78
Less distributions:
Net investment income	$0.29	0.55		0.28	0.52
Net realized gains on investments	$—	0.03		—	0.03
Total distributions	$0.29	0.58		0.28	0.55
Net asset value, end of period	$10.54	10.22		10.54	10.22
Total Return(2)%	6.03	8.24		5.90	8.01
Ratios and Supplemental Data:
Net assets, end of period (000's)	$105,781	119,959		8,826	8,280
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.74	0.80		0.99	1.05
Net expenses after expense reimbursement(3)(4)%	0.74	0.73		0.99	0.98
Net investment income after expense reimbursement(3)(4)%	5.59	5.70		5.36	5.43
Portfolio turnover rate %	46	20		46	20

	Class ADV
	Six Months Ended June 30, 2007	January 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.22	9.99
Income from investment operations:
Net investment income	$0.27	0.47	*
Net realized and unrealized gain on investments	$0.29	0.30
Total from investment operations	$0.56	0.77
Less distributions:
Net investment income	$0.27	0.51
Net realized gains on investments	$—	0.03
Total distributions	$0.27	0.54
Net asset value, end of period	$10.51	10.22
Total Return(2)%	5.47	7.98
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,100	510
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.24	1.30
Net expenses after expense reimbursement(3)(4)%	1.24	1.23
Net investment income after expense reimbursement(3)(4)%	5.13	4.97
Portfolio turnover rate %	46	20

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.22		8.65	8.06	7.40	5.11	7.29
Income (loss) from investment operations:
Net investment income (loss)	$0.01		0.02	(0.00)*	(0.00)*	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	$1.04		0.74	0.73	0.66	2.31	(2.17)
Total from investment operations	$1.05		0.76	0.73	0.66	2.29	(2.18)
Less distributions:
Net realized gains on investments	$—		0.19	0.14	—	—	—
Total distributions	$—		0.19	0.14	—	—	—
Net asset value, end of period	$10.27		9.22	8.65	8.06	7.40	5.11
Total Return(1)%	11.39		9.10	9.26	8.92	44.81	(29.90)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,063,851		1,067,515	1,131,231	474,397	35,010	2,644
Ratios to average net assets:
Expenses(2)%	0.66		0.66	0.66	0.96	1.05	1.05
Net investment income (loss)(2)%	0.22		0.19	(0.04)	(0.06)	(0.76)	(0.68)
Portfolio turnover rate %	17		37	94	441	187	328
	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.10		8.55	7.99	7.36	5.09	7.29
Income (loss) from investment operations:
Net investment loss	$(0.00	)*	(0.01)	(0.03)	(0.07)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	$1.02		0.75	0.73	0.70	2.31	(2.18)
Total from investment operations	$1.02		0.74	0.70	0.63	2.27	(2.20)
Less distributions:
Net realized gains on investments	$—		0.19	0.14	—	—	—
Total distributions	$—		0.19	0.14	—	—	—
Net asset value, end of period	$10.12		9.10	8.55	7.99	7.36	5.09
Total Return(1) %	11.21		8.97	8.96	8.56	44.60	(30.18)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$11,856		10,100	21,871	29,155	30,354	1,110
Ratios to average net assets:
Expenses(2)%	0.91		0.91	0.91	1.21	1.30	1.30
Net investment loss(2)%	(0.04)		(0.07)	(0.30)	(0.88)	(1.00)	(0.90)
Portfolio turnover rate %	17		37	94	441	187	328

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2007	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$8.99	8.47	7.94	7.33	5.08	7.29
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.03)	(0.05)	(0.10)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	$1.00	0.74	0.72	0.71	2.32	(2.14)
Total from investment operations	$0.99	0.71	0.67	0.61	2.25	(2.21)
Less distributions:
Net realized gains on investments	$—	0.19	0.14	—	—	—
Total distributions	$—	0.19	0.14	—	—	—
Net asset value, end of period	$9.98	8.99	8.47	7.94	7.33	5.08
Total Return(1)%	11.01	8.70	8.64	8.32	44.29	(30.32)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$45,535	48,165	69,686	80,813	107,353	71,775
Ratios to net assets:
Gross expenses prior to expense reimbursement(2)%	1.16	1.16	1.16	1.47	1.55	1.55
Net expenses after expense reimbursement(2)%	1.15	1.15	1.15	1.46	1.55	1.55
Net investment loss after expense reimbursement(2)%	(0.28)	(0.23)	(0.54)	(1.13)	(1.24)	(1.19)
Portfolio turnover rate %	17	37	94	441	187	328

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$59.36		52.62		49.81		45.35	34.69	45.32
Income (loss) from investment operations:
Net investment income	$0.21	*	0.33	*	0.19	*	0.29	0.09	0.08 *
Net realized and unrealized gain (loss) on investments	$4.85		6.64		2.87		4.24	10.63	(10.63)
Total from investment operations	$5.06		6.97		3.06		4.53	10.72	(10.55)
Less distributions:
Net investment income	$—		0.14		0.25		0.07	0.06	0.08
Net realized gains on investments	$—		0.09		—		—	—	—
Total distributions	$—		0.23		0.25		0.07	0.06	0.08
Net asset value, end of period	$64.42		59.36		52.62		49.81	45.35	34.69
Total Return(1)%	8.52		13.30		6.17		10.02	30.93	(23.29)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,347,766		1,271,481		898,102		830,034	669,956	429,634
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	0.75		0.75		0.75		0.75	0.75	0.75
Net expenses after brokerage commission recapture(2)%	0.75		0.75		0.75		0.75	0.75	0.75
Net investment income after brokerage commission recapture(2)%	0.70		0.60		0.38		0.66	0.30	0.21
Portfolio turnover rate %	23		43		41		39	34	49
	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$58.85		52.16		49.48		45.12	34.59	45.31
Income (loss) from investment operations:
Net investment income	$0.14	*	0.28	*	0.06	*	0.22	0.06	0.03 *
Net realized and unrealized gain (loss) on investments	$4.79		6.50		2.85		4.16	10.52	(10.67)
Total from investment operations	$4.93		6.78		2.91		4.38	10.58	(10.64)
Less distributions:
Net realized gains on investments	$—		0.09		0.23		0.02	0.05	0.08
Total distributions	$—		0.09		0.23		0.02	0.05	0.08
Net asset value, end of period	$63.78		58.85		52.16		49.48	45.12	34.59
Total Return(1)%	8.38		13.03		5.92		9.74	30.58	(23.50)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$63,624		37,306		163,188		18,642	8,251	1,530
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	1.00		1.00		1.00		1.00	1.00	1.00
Net expenses after brokerage commission recapture(2)%	1.00		1.00		1.00		1.00	1.00	1.00
Net investment income after brokerage commission recapture(2)%	0.45		0.51		0.12		0.62	0.04	0.09
Portfolio turnover rate %	23		43		41		39	34	49

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Per share numbers have been calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$58.37		51.87	49.14		44.89	34.50	45.30
Income (loss) from investment operations:
Net investment income (loss)	$0.06	*	0.05	(0.06	)*	0.11	(0.01)	(0.06)*
Net realized and unrealized gain (loss) on investments	$4.76		6.54	2.84		4.14	10.44	(10.66)
Total from investment operations	$4.82		6.59	2.78		4.25	10.43	(10.72)
Less distributions:
Net realized gains on investments	$—		0.09	0.05		—	0.04	0.08
Total distributions	$—		0.09	0.05		—	0.04	0.08
Net asset value, end of period	$63.19		58.37	51.87		49.14	44.89	34.50
Total Return(1)%	8.26		12.73	5.66		9.47	30.27	(23.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$107,570		105,821	86,781		78,870	60,182	13,601
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	1.25		1.25	1.25		1.25	1.25	1.25
Net expenses after brokerage commission recapture(2)%	1.25		1.25	1.25		1.25	1.25	1.25
Net investment income (loss) after brokerage commission recapture(2)%	0.20		0.11	(0.12)		0.19	(0.24)	(0.18)
Portfolio turnover rate %	23		43	41		39	34	49

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING TEMPLETON FOREIGN EQUITY PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I			Class S
	Six Months Ended June 30, 2007		January 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007		January 12, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.03		10.00	12.01		10.02
Income from investment operations:
Net investment income	$0.18	*	0.27	0.21	*	0.17	*
Net realized and unrealized gain on investments	$1.27		1.90	1.22		1.95
Total from investment operations	$1.45		2.17	1.43		2.12
Less distributions:
Net investment income	$—		0.13	—		0.12
Net realized gains on investments	$—		0.01	—		0.01
Total distributions	$—		0.14	—		0.13
Net asset value, end of period	$13.48		12.03	13.44		12.01
Total Return(2)%	12.05		21.70	11.91		21.14
Ratios and Supplemental Data:
Net assets, end of period (000's)	$7,219		10,991	93,282		36,200
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.96		1.24	1.21		1.49
Net expenses after expense reimbursement(3)(4)%	0.96		0.98	1.21		1.23
Net investment income after expense reimbursement(3)(4)%	2.85		2.53	3.34		1.57
Portfolio turnover rate %	18		5	18		5

	Class ADV
	Six Months Ended June 30, 2007	December 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.03	12.09
Income from investment operations:
Net investment income	$0.18	0.00	**
Net realized and unrealized gain on investments	$1.27	0.08
Total from investment operations	$1.45	0.08
Less distributions:
Net investment income	$—	0.13
Net realized gains on investments	$—	0.01
Total distributions	$—	0.14
Net asset value, end of period	$13.48	12.03
Total Return(2)%	12.05	0.66
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1	1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.46	1.74
Net expenses after expense reimbursement(3)(4)%	1.46	1.48
Net investment income after expense reimbursement(3)(4)%	2.89	0.00	**
Portfolio turnover rate %	18	5

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005 or 0.005%.

See Accompanying Notes to Financial Statements

ING THORNBURG VALUE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$31.85		27.40		27.20		24.21		18.94		27.12
Income (loss) from investment operations:
Net investment income	$0.16	*	0.15	*	0.11	*	0.24	*	0.10	*	0.04 *
Net realized and unrealized gain (loss) on investments	$3.19		4.44		0.31		2.86		5.21		(8.22)
Total from investment operations	$3.35		4.59		0.42		3.10		5.31		(8.18)
Less distributions:
Net investment income	$—		0.14		0.22		0.11		0.04		—
Total distributions	$—		0.14		0.22		0.11		0.04		—
Net asset value, end of period	$35.20		31.85		27.40		27.20		24.21		18.94
Total Return(1)%	10.52		16.84		1.56		12.88		28.07		(30.16)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$194,079		186,115		191,985		234,606		247,542		212,841
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	0.90		0.90		0.90		0.90		0.90		0.90
Net expenses after brokerage commission recapture(2)%	0.90		0.90		0.90		0.90		0.90		0.90
Net investment income after brokerage commission recapture(2)%	0.98		0.51		0.43		0.85		0.47		0.19
Portfolio turnover rate %	47		171		95		74		65		151
			Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$31.68		27.24		27.04		24.09		18.89		27.11
Income (loss) from investment operations:
Net investment income	$0.11		0.36	*	0.05	*	0.16	*	0.05	*	0.02 *
Net realized and unrealized gain (loss) on investments	$3.18		4.14		0.28		2.87		5.19		(8.24)
Total from investment operations	$3.29		4.50		0.33		3.03		5.24		(8.22)
Less distributions:
Net investment income	$—		0.06		0.13		0.08		0.04		—
Total distributions	$—		0.06		0.13		0.08		0.04		—
Net asset value, end of period	$34.97		31.68		27.24		27.04		24.09		18.89
Total Return(1)%	10.39		16.57		1.25		12.63		27.74		(30.35)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$18,224		6,795		277		445		391		80
Ratios to average net assets:
Gross expenses prior prior to brokerage commission recapture(2)%	1.15		1.15		1.15		1.15		1.15		1.15
Net expenses after brokerage commission recapture(2)%	1.15		1.15		1.15		1.15		1.15		1.15
Net investment income after brokerage commission recapture(2)%	0.64		1.19		0.18		0.62		0.21		0.08
Portfolio turnover rate %	47		171		95		74		65		151

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING THORNBURG VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$31.38		27.03		26.86		23.98		18.84		27.11
Income (loss) from investment operations:
Net investment income (loss)	$0.07	*	0.05	*	(0.02	)*	0.03	*	(0.01	)*	(0.01)*
Net realized and unrealized gain (loss) on investments	$3.15		4.34		0.29		2.92		5.17		(8.26)
Total from investment operations	$3.22		4.39		0.27		2.95		5.16		(8.27)
Less distributions:
Net investment income	$—		0.04		0.10		0.07		0.02		—
Total distributions	$—		0.04		0.10		0.07		0.02		—
Net asset value, end of period	$34.60		31.38		27.03		26.86		23.98		18.84
Total Return(1)%	10.26		16.26		1.03		12.36		27.39		(30.51)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,181		673		214		267		159		54
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	1.40		1.40		1.40		1.40		1.40		1.40
Net expenses after brokerage commission recapture(2)%	1.40		1.40		1.40		1.40		1.40		1.40
Net investment income (loss) after brokerage commission recapture(2)%	0.43		0.18		(0.08)		0.27		(0.04)		(0.06)
Portfolio turnover rate %	47		171		95		74		65		151

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.56		9.30	8.58		7.54	6.07	8.11
Income (loss) from investment operations:
Net investment income	$0.05		0.09	0.08	*	0.10	0.06	0.03
Net realized and unrealized gain (loss) on investments	$0.71		1.25	0.72		1.00	1.45	(2.06)
Total from investment operations $	0.76		1.34	0.80		1.10	1.51	(2.03)
Less distributions:
Net investment income	$—		0.08	0.08		0.06	0.04	0.01
Total distributions	$—		0.08	0.08		0.06	0.04	0.01
Net asset value, end of period	$11.32		10.56	9.30		8.58	7.54	6.07
Total Return(1)%	7.20		14.51	9.38		14.76	24.95	(24.98)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$388,971		355,204	270,692		267,249	264,755	245,281
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	0.85		0.85	0.85		0.85	0.85	0.85
Net expenses after brokerage commission recapture(2)%	0.84		0.84	0.85		0.85	0.85	0.85
Net investment income after brokerage commission recapture(2)%	0.96		0.99	0.92		1.22	0.83	0.50
Portfolio turnover rate %	26		39	51		140	126	106
			Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.45		9.21	8.52		7.49	6.05	8.10
Income (loss) from investment operations:
Net investment income	$0.04	*	0.08 *	0.06	*	0.09	0.01	0.01
Net realized and unrealized gain (loss) on investments	$0.69		1.23	0.70		1.00	1.47	(2.05)
Total from investment operations	$0.73		1.31	0.76		1.09	1.48	(2.04)
Less distributions:
Net investment income	$—		0.07	0.07		0.06	0.04	0.01
Total distributions	$—		0.07	0.07		0.06	0.04	0.01
Net asset value, end of period	$11.18		10.45	9.21		8.52	7.49	6.05
Total Return(1)%	6.99		14.32	8.99		14.59	24.54	(25.15)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$57,426		28,207	9,667		2,356	1,352	8
Ratios to average net assets:
Gross expenses prior to brokerage
commission recapture(2)%	1.10		1.10	1.10		1.10	1.10	1.09
Net expenses after brokerage commission recapture(2)%	1.09		1.09	1.10		1.10	1.10	1.09
Net investment income after brokerage commission recapture(2)%	0.70		0.79	0.64		1.06	0.37	0.26
Portfolio turnover rate %	26		39	51		140	126	106

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,			Year Ended December 31,
	2007			2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period		$10.40		9.19		8.52		7.49	6.04	8.10
Income (loss) from investment operations:
Net investment income		$0.02	*	0.06	*	0.03	*	0.05	0.02	0.02
Net realized and unrealized gain (loss) on investments		$0.70		1.22		0.70		1.01	1.45	(2.07)
Total from investment operations		$0.72		1.28		0.73		1.06	1.47	(2.05)
Less distributions:
Net investment income		$—		0.07		0.06		0.03	0.02	0.01
Total distributions		$—		0.07		0.06		0.03	0.02	0.01
Net asset value, end of period		$11.12		10.40		9.19		8.52	7.49	6.04
Total Return(1)%		6.92		14.05		8.67		14.21	24.42	(25.29)
Ratios and Supplemental Data:
Net assets, end of period (000's)		$10,252		4,033		426		48	39	39
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture	%	1.35		1.35		1.35		1.35	1.35	1.34
Net expenses after brokerage commission recapture	%	1.34		1.34		1.35		1.35	1.35	1.34
Net investment income after brokerage commission recapture	%	0.44		0.58		0.37		0.73	0.33	0.29
Portfolio turnover rate	%	26		39		51		140	126	106

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING UBS U.S. SMALL CAP GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I		Class S
	Six Months Ended June 30, 2007	April 28, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$9.72	10.00	9.70	10.00
Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.02)	(0.04)	(0.04)*
Net realized and unrealized gain (loss) on investments	$0.97	(0.18)	0.97	(0.18)
Total from investment operations	$0.93	(0.20)	0.93	(0.22)
Less distributions:
Net realized gains on investments	$—	0.08	—	0.08
Total distributions	$—	0.08	—	0.08
Net asset value, end of period	$10.65	9.72	10.63	9.70
Total Return(2)%	9.57	(1.97)	9.59	(2.17)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$26,061	22,417	6,192	5,065
Ratios to average net assets:
Gross expenses prior to expense reimbursement and brokerage commission recapture(3) %	1.15	1.27	1.40	1.52
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)(4) %	1.00	1.00	1.25	1.25
Net expenses after expense reimbursement and brokerage commission recapture(3)(4) %	0.98	0.95	1.23	1.20
Net investment loss after expense reimbursement and brokerage commission recapture(3)(4) %	(0.63)	(0.43)	(0.87)	(0.64)
Portfolio turnover rate %	75	104	75	104

	Class ADV
	Six Months Ended June 30, 2007	April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$9.67	10.00
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	$0.95	(0.17)
Total from investment operations	$0.89	(0.25)
Less distributions:
Net realized gains on investments	$—	0.08
Total distributions	$—	0.08
Net asset value, end of period	$10.56	9.67
Total Return(2)%	9.20	(2.47)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1	1
Ratios to average net assets:
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.65	1.77
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)(4)%	1.50	1.50
Net expenses after expense reimbursement and brokerage commission recapture(3)(4)%	1.48	1.45
Net investment loss after expense reimbursement and brokerage commission recapture(3)(4)%	(1.11)	(1.19)
Portfolio turnover rate %	75	104

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN COMSTOCK PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,						May 1, 2002(1) to December 31,
	2007	2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.37	12.22		12.33		10.60	8.35	10.00
Income (loss) from investment operations:
Net investment income	$0.13	0.24	*	0.19	*	0.12	0.09	0.04
Net realized and unrealized gain (loss) on investments	$0.71	1.66		0.24		1.66	2.41	(1.64)
Total from investment operations	$0.84	1.90		0.43		1.78	2.50	(1.60)
Less distributions:
Net investment income	$—	0.13		0.08		—	0.08	0.05
Net realized gains on investments	$—	0.62		0.46		0.05	0.17	—
Total distributions	$—	0.75		0.54		0.05	0.25	0.05
Net asset value, end of period	$14.21	13.37		12.22		12.33	10.60	8.35
Total Return(2)%	6.28	16.19		3.74		16.90	29.92	(16.01)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$681,773	634,470		133,987		70,308	33,398	3,874
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.85	0.88		0.95		0.90	0.95	0.95
Net expenses after expense reimbursement(3)%	0.84	0.84		0.87		0.90	0.95	0.95
Net investment income after expense reimbursement(3)%	1.81	1.91		1.57		1.40	1.28	1.70
Portfolio turnover rate %	14	27		27		30	32	47
	Class S
	Six Months Ended June 30,	Year Ended December 31,						May 1, 2002(1) to December 31,
	2007	2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.30	12.16		12.29		10.58	8.34	10.00
Income (loss) from investment operations:
Net investment income	$0.11	0.21	*	0.16	*	0.09	0.05	0.05
Net realized and unrealized gain (loss) on investments	$0.71	1.64		0.24		1.67	2.42	(1.67)
Total from investment operations	$0.82	1.85		0.40		1.76	2.47	(1.62)
Less distributions:
Net investment income	$—	0.09		0.07		—	0.06	0.04
Net realized gains on investments	$—	0.62		0.46		0.05	0.17	—
Total distributions	$—	0.71		0.53		0.05	0.23	0.04
Net asset value, end of period	$14.12	13.30		12.16		12.29	10.58	8.34
Total Return(2)%	6.17	15.86		3.47		16.74	29.67	(16.22)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$380,787	358,431		537,092		317,797	139,236	12,723
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.10	1.13		1.20		1.15	1.20	1.20
Net expenses after expense reimbursement(3)%	1.09	1.09		1.12		1.15	1.20	1.20
Net investment income after expense
reimbursement(3)%	1.56	1.67		1.31		1.15	1.06	1.23
Portfolio turnover rate %	14	27		27		30	32	47

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN COMSTOCK PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,						May 1, 2002(1) to December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.17		12.08		12.22		10.55	8.32	10.00
Income (loss) from investment operations:
Net investment income	$0.09	*	0.18	*	0.13	*	0.08	0.07	0.01
Net realized and unrealized gain (loss) on investments	$0.71		1.62		0.24		1.64	2.37	(1.65)
Total from investment operations	$0.80		1.80		0.37		1.72	2.44	(1.64)
Less distributions:
Net investment income	$—		0.09		0.04		—	0.04	0.04
Net realized gains on investments	$—		0.62		0.47		0.05	0.17	—
Total distributions	$—		0.71		0.51		0.05	0.21	0.04
Net asset value, end of period	$13.97		13.17		12.08		12.22	10.55	8.32
Total Return(2)%	6.07		15.57		3.20		16.41	29.34	(16.36)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$45,257		37,431		25,455		12,569	8,556	3,699
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.35		1.38		1.45		1.40	1.45	1.45
Net expenses after expense reimbursement(3)%	1.34		1.34		1.37		1.40	1.45	1.45
Net investment income after expense reimbursement(3)%	1.30		1.42		1.06		0.86	0.77	1.75
Portfolio turnover rate %	14		27		27		30	32	47

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$38.47		36.09		33.47		30.35	23.94	31.14
Income (loss) from investment operations:
Net investment income	$0.49	*	0.92	*	0.73	*	0.14	0.14	0.07
Net realized and unrealized gain (loss) on investments	$1.84		3.48		1.95		3.15	6.40	(7.22)
Total from investment operations	$2.33		4.40		2.68		3.29	6.54	(7.15)
Less distributions:
Net investment income	$—		0.73		0.03		0.17	0.13	0.00 **
Net realized gains on investments	$—		1.29		0.03		—	—	0.05
Total distributions	$—		2.02		0.06		0.17	0.13	0.05
Net asset value, end of period	$40.80		38.47		36.09		33.47	30.35	23.94
Total Return(1)%	6.06		12.67		8.02		10.86	27.37	(22.92)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$910,605		925,305		847,997		551,489	2,883	1,378
Ratios to average net assets:
Expenses(2)%	0.57		0.57		0.57		0.74	1.10	1.10
Net investment income(2)%	2.48		2.49		2.10		1.88	0.72	0.73
Portfolio turnover rate %	45		57		125		797	17	15
	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$38.24		35.93		33.37		30.27	23.88	31.14
Income (loss) from investment operations:
Net investment income	$0.44	*	0.82	*	0.63	*	0.17	0.12	0.07
Net realized and unrealized gain (loss) on investments	$1.82		3.47		1.96		3.03	6.33	(7.28)
Total from investment operations	$2.26		4.29		2.59		3.20	6.45	(7.21)
Less distributions:
Net investment income	$—		0.69		—		0.10	0.06	0.00 **
Net realized gains on investments	$—		1.29		0.03		—	—	0.05
Total distributions	$—		1.98		0.03		0.10	0.06	0.05
Net asset value, end of period	$40.50		38.24		35.93		33.37	30.27	23.88
Total Return(1)%	5.91		12.40		7.77		10.62	27.04	(23.13)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$101,203		88,409		59,793		34,477	17,744	13,685
Ratios to average net assets:
Expenses(2)%	0.82		0.82		0.82		0.99	1.35	1.35
Net investment income(2)%	2.24		2.25		1.84		0.99	0.46	0.27
Portfolio turnover rate %	45		57		125		797	17	15

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2007	2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period $	37.82	35.55		33.11		30.07	23.81	31.13
Income (loss) from investment operations:
Net investment income $	0.38 *	0.72	*	0.53	*	0.15	0.06	0.02
Net realized and unrealized gain (loss) on investments $	1.80	3.43		1.95		2.96	6.30	(7.29)
Total income (loss) from investment operations $	2.18	4.15		2.48		3.11	6.36	(7.27)
Less distributions:
Net investment income $	—	0.59		0.01		0.07	0.10	—
Net realized gains on investments $	—	1.29		0.03		—	—	0.05
Total distributions $	—	1.88		0.04		0.07	0.10	0.05
Net asset value, end of period $	40.00	37.82		35.55		33.11	30.07	23.81
Total Return(1) %	5.76	12.12		7.49		10.32	26.76	(23.35)
Ratios and Supplemental Data:
Net assets, end of period (000's) $	15,038	18,385		14,307		8,611	123	22
Ratios to average net assets:
Expenses(2) %	1.07	1.07		1.07		1.24	1.60	1.60
Net investment income(2) %	1.98	1.98		1.56		1.29	0.22	0.09
Portfolio turnover rate %	45	57		125		797	17	15

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series (each a "Portfolio" and collectively, the "Portfolios"), each of which has its own investment objective, policies and restrictions. The Fund serves as an investment option in underlying variable insurance products offered by Directed Services, LLC(1) ("DSL" or the "Investment Adviser").

The Fund currently consists of thirty-eight Portfolios of which twenty-five diversified Portfolios and two non-diversified Portfolios are included in this report. The Portfolios are: ING American Century Large Company Value Portfolio ("American Century Large Company Value"); ING American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap"); ING Baron Asset Portfolio ("Baron Asset"); ING Baron Small Cap Growth Portfolio ("Baron Small Cap Growth"); ING Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"); ING Davis Venture Value Portfolio ("Davis Venture Value"); ING Fundamental Research Portfolio ("Fundamental Research"); ING JPMorgan International Portfolio ("JPMorgan International"); ING JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"); ING Legg Mason Partners Aggressive Growth Portfolio ("Legg Mason Partners Aggressive Growth"); ING Legg Mason Partners Large Cap Growth Portfolio ("Legg Mason Partners Large Cap Growth"); ING Lord Abbett U.S. Government Securities Portfolio ("Lord Abbett U.S. Government Securities"); ING Neuberger Berman Partners Portfolio ("Neuberger Berman Partners"); ING Neuberger Berman Regency Portfolio ("Neuberger Berman Regency"); ING OpCap Balanced Value Portfolio ("OpCap Balanced Value"); ING Oppenheimer Global Portfolio ("Oppenheimer Global"); ING Oppenheimer Strategic Income Portfolio ("Oppenheimer Strategic Income"); ING PIMCO Total Return Portfolio ("PIMCO Total Return"); ING Pioneer High Yield Portfolio ("Pioneer High Yield"); ING T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth"); ING T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"); ING Templeton Foreign Equity Portfolio ("Templeton Foreign Equity"); ING Thornburg Value Portfolio ("Thornburg Value"); ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap Equity"); ING UBS U.S. Small Cap Growth Portfolio ("UBS U.S. Small Cap Growth"); ING Van Kampen Comstock Portfolio ("Van Kampen Comstock"); and ING Van Kampen Equity and Income Portfolio ("Van Kampen Equity and Income").

Davis Venture Value and JPMorgan Mid Cap Value are classified as "non-diversified" portfolios under the 1940 Act.

The following is a brief description of each Portfolio's investment objective:

• American Century Large Company Value seeks long-term capital growth, income is a second objective;

• American Century Small-Mid Cap Value seeks long-term growth of capital, income is a secondary objective;

• Baron Asset seeks capital appreciation;

• Baron Small Cap Growth seeks capital appreciation;

• Columbia Small Cap Value II seeks long-term growth of capital;

• Davis Venture Value seeks long-term growth of capital;

• Fundamental Research seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks;

• JPMorgan International seeks long-term growth of capital;

• JPMorgan Mid Cap Value seeks growth from capital appreciation;

• Legg Mason Partners Aggressive Growth seeks long-term growth of capital;

• Legg Mason Partners Large Cap Growth seeks long-term capital appreciation;

• Lord Abbett U.S. Government Securities seeks high current income consistent with reasonable risk;

• Neuberger Berman Partners seeks capital growth;

• Neuberger Berman Regency seeks capital growth;

• OpCap Balanced Value seeks capital growth, and secondarily, investment income;

• Oppenheimer Global seeks capital appreciation;

• Oppenheimer Strategic Income seeks a high level of current income principally derived from interest on debt securities;

• PIMCO Total Return seeks maximum total return, consistent with capital preservation and prudent investment management;

• Pioneer High Yield seeks to maximize total return through income and capital appreciation;

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

• T. Rowe Price Diversified Mid Cap Growth seeks long-term capital appreciation;

• T. Rowe Price Growth Equity seeks long-term capital growth, and secondarily, increasing dividend income;

• Templeton Foreign Equity seeks long-term capital growth;

• Thornburg Value seeks capital appreciation;

• UBS U.S. Large Cap Equity seeks long-term growth of capital and future income;

• UBS U.S. Small Cap Growth seeks long-term capital appreciation;

• Van Kampen Comstock seeks capital growth and income; and

• Van Kampen Equity and Income seeks total return, consisting of long-term capital appreciation and current income.

The Fund offers three classes of shares, referred to as Initial Class (Class "I"), Service Class (Class "S") and Adviser Class (Class "ADV"). The classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees. Class I shares are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary or where the qualified retirement plan has assets of $50 million or more. Class S and Class ADV shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Shareholders of the Class I shares of each Portfolio will generally be entitled to exchange those shares at net asset value ("NAV") for Class I shares of other Portfolios that offer Class I shares. Shareholders of the Class ADV shares of each Portfolio will generally be entitled to exchange those shares at NAV for Class ADV shares of other Portfolios that offer Class ADV shares. Shareholders of the Class ADV shares continue to be subject to the Rule 12b-1 Plan fee applicable to Class ADV shares after the exchange. Shareholders of Class S shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Class S shares of other Portfolios that offer Class S shares. Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, and to certain investment advisers and their affiliates.

Directed Services, LLC(1) ("DSL" or "Investment Adviser"), a Delaware limited liability company, serves as the investment adviser to the Portfolios. DSL has engaged ING Investment Management Co. ("ING IM''), a Connecticut corporation, to serve as the sub-adviser to Fundamental Research. ING Funds Distributor, LLC(2) ("IFD" or the "Distributor") serves as the principal underwriter to the Portfolios. DSL, ING IM and IFD are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

(1) Prior to December 31, 2006, ING Life Insurance and Annuity Company ("ILIAC") served as the investment adviser to the Portfolios. On November 9, 2006, the Board approved the consolidation of investment advisory functions of ILIAC into DSL resulting in the assumption by DSL of the advisory agreement between the Company and ILIAC.

(2) Prior to December 31, 2006, ING Financial Advisers, LLC ("IFA") served as distributor to the Portfolios. On November 9, 2006, the Board approved the consolidation of distribution functions of IFA into IFD resulting in the assumption by IFD of the distribution agreement between the Company and IFA.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios' valuation procedures. U.S. government obligations are valued by

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its Net Asset Value ("NAV") may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV. Investments in securities maturing in 60 days or less at the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

F.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

H.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.  Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.  Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.  Delayed Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

L.  Mortgage Dollar Roll Transactions. Columbia Small Cap Value II, Fundamental Research, Legg Mason Partners Aggressive Growth, Lord Abbett U.S. Government Securities, Oppenheimer Global, Oppenheimer Strategic Income, PIMCO Total Return, Pioneer High Yield, Templeton Foreign Equity, Thornburg Value, UBS U.S. Small Cap Growth and Van Kampen Equity and Income may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

M.  Options Contracts. Each Portfolio, with the exception of Baron Small Cap Growth, may purchase put and call options and may write (sell) put options and covered call options. Thornburg Value may only write or sell calls on securities if the calls are covered. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

N.  Futures Contracts. Each Portfolio, with the exception of Baron Asset and Baron Small Cap Growth, may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

O.  Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

P.  Reverse Repurchase Agreements. Certain Portfolios may borrow money by entering into transactions called reverse repurchase agreements. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements, as a leveraging technique, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

Q.  Floating Rate Notes Issued in Conjunction with Securities Held — PIMCO Total Return invested in "inverse floaters" which are fixed income instruments with interest rates that vary with short term interest rate indices in such a way that the yield is inversely related to the market rate of interest. Statement of Financial Accounting Standards No. 140 ("FAS 140"), with respect to certain types of inverse floaters which entail a transaction in which the Portfolio sells a municipal bond to a trust to create the inverse floater, requires that the transaction be characterized as financing instead of a sale for financial statement presentations purposes. At June 30, 2007, PIMCO Total Return investments of these types of inverse floaters were as follows:

Trust	Value of Underlying Municipal Bond	Floating Rate Notes Outstanding	Current Rate
Orange County Sanitation District, 5.000%, due 02/01/33	$917,460	$450,000	6.17%

R.  Sale Commitments: Sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

S.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
American Century Large Company Value	$31,171,989	$38,089,079
American Century Small-Mid Cap Value	65,154,925	70,163,085
Baron Asset	16,655,501	1,120,818
Baron Small Cap Growth	108,183,606	37,957,988
Columbia Small Cap Value II	84,392,347	32,407,036
Davis Venture Value	58,626,150	12,704,860
Fundamental Research	66,408,178	80,532,990
JPMorgan International	88,295,139	519,188,327
JPMorgan Mid Cap Value	93,427,102	67,286,564
Legg Mason Partners Aggressive Growth	73,852,981	47,654,681
Legg Mason Partners Large Cap Growth	2,712,631	9,073,105
Lord Abbett U.S. Government Securities	479,038	–
Neuberger Berman Partners	94,514,514	93,177,556
Neuberger Berman Regency	12,753,743	4,474,639
OpCap Balanced Value	36,954,713	51,842,424
Oppenheimer Global	177,860,151	348,510,074

	Purchases	Sales
Oppenheimer Strategic Income	$132,228,703	$120,267,473
PIMCO Total Return	94,480,207	28,012,997
Pioneer High Yield	60,827,045	69,587,184
T. Rowe Price Diversified Mid Cap Growth	190,859,762	313,547,676
T. Rowe Price Growth Equity	323,523,261	342,800,826
Templeton Foreign Equity	48,029,215	11,055,895
Thornburg Value	103,735,674	94,938,744
UBS U.S. Large Cap Equity	152,392,551	109,631,981
UBS U.S. Small Cap Growth	24,841,388	23,779,063
Van Kampen Comstock	162,129,309	136,814,149
Van Kampen Equity and Income	147,891,148	197,499,134

U.S. government securities not included above were as follows:

	Purchases	Sales
Lord Abbett U.S. Government Securities	$33,018,338	$40,989,644
OpCap Balanced Value	3,417,748	259,045
Oppenheimer Strategic Income	146,735,141	137,631,213
PIMCO Total Return	1,740,482,805	1,723,272,903
Van Kampen Equity and Income	302,110,723	268,878,898

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES

For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of each Portfolio's average daily net assets during the month:

Portfolio	Fee
American Century Large Company Value	0.80%
American Century Small-Mid Cap Value	1.00%
Baron Asset	0.95%
Baron Small Cap Growth	0.85%
Columbia Small Cap Value II	0.75%
Davis Venture Value	0.80%
Fundamental Research	0.60% on the first $2 billion
0.55% on the next $1 billion
0.50% on assets over $3 billion
JPMorgan International	0.80%
JPMorgan Mid Cap Value	0.75%
Legg Mason Partners Aggressive Growth	0.70% on the first $500 million
0.65% on assets over $500 million
Legg Mason Partners Large Cap Growth	0.64%
Lord Abbett U.S. Government Securities	0.47% on the first $250 million
0.45% on assets over $250 million
Neuberger Berman Partners	0.60%
Neuberger Berman Regency	0.75%
OpCap Balanced Value	0.80%
Oppenheimer Global	0.60%
Oppenheimer Strategic Income	0.50% on the first $6.5 billion
0.475% on the next $5 billion
0.45% on the next $5 billion
0.43% on assets over $16.5 billion
PIMCO Total Return	0.50%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee
Pioneer High Yield	0.60% on the first $5 billion
0.50% on the next $2 billion
0.40% on the next $2 billion
0.30% on assets over $9 billion
T. Rowe Price Diversified Mid Cap Growth	0.64%
T. Rowe Price Growth Equity	0.60%
Templeton Foreign Equity	0.80% on the first $500 million
0.75% on assets over $500 million
Thornburg Value	0.65%
UBS U.S. Large Cap Equity	0.70% on the first $500 million
0.65% on assets over $500 million
UBS U.S. Small Cap Growth	0.90%
Van Kampen Comstock	0.60%
Van Kampen Equity and Income	0.55%

DSL has contractually agreed to waive a portion of the advisory fee for American Century Small-Mid Cap Value, JPMorgan International and Van Kampen Comstock.

For the six months ended June 30, 2007, DSL waived $41,010, $50,492, $15,668 and $61,961 for American Century Small-Mid Cap Value, JPMorgan International, T. Rowe Price Growth Equity and Van Kampen Comstock, respectively.

The waiver represents 50% of negotiated fee reductions in sub-advisory fees being charged to the investment adviser. The waiver only renews at the election of DSL.

Effective November 1, 2006, certain ING Funds sub-advised by ING IM are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the funds will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the funds. For the six months ended June 30, 2007, Fundamental Research waived no such fees. These fees are not subject to recoupment.

American Century Investment Management, Inc. serves as sub-adviser to American Century Large Company Value and American Century Small-Mid Cap Value. BAMCO, Inc. serves as sub-adviser to Baron Asset and Baron Small Cap Growth. Columbia Management Advisors, LLC serves as sub-adviser to Columbia Small Cap Value II. Davis Selected Advisers, L.P. serves as sub-adviser to Davis Venture Value. JPMorgan Asset Management (U.K.) Limited serves as sub-adviser to JPMorgan International. J.P. Morgan Investment Management Inc. serves as sub-adviser to JPMorgan Mid Cap Value. ClearBridge Advisors, LLC serves as sub-adviser to Legg Mason Partners Aggressive Growth and Legg Mason Partners Large Cap Growth. Lord, Abbett & Co., LLC serves as sub-adviser to Lord Abbett U.S. Government Securities. Neuberger Berman Management, Inc. serves as sub-adviser to Neuberger Berman Partners and Neuberger Berman Regency. Oppenheimer Capital LLC serves as sub-adviser to OpCap Balanced Value. OppenheimerFunds, Inc. serves as sub-adviser to Oppenheimer Global and Oppenheimer Strategic Income. Pacific Investment Management Company LLC serves as sub-adviser to PIMCO Total Return. Pioneer Investment Management, Inc. serves as sub-adviser to Pioneer High Yield. T. Rowe Price Associates, Inc. serves as sub-adviser to T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. Templeton Investment Counsel, LLC serves as sub-adviser to Templeton Foreign Equity. Thornburg Investment Management, Inc. serves as sub-adviser to Thornburg Value. UBS Global Asset Management (Americas) Inc. serves as sub-adviser to UBS U.S. Large Cap Equity and UBS U.S. Small Cap Growth. Morgan Stanley Investment Management Inc., d/b/a Van Kampen, serves as sub-adviser to Van Kampen Comstock and Van Kampen Equity and Income.

Under an Administrative Services Agreement, ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the following Portfolio's operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each of the following Portfolios a fee at an annual rate of 0.10% of the Portfolios' average daily net assets:

Portfolio	Fee
Baron Asset	0.10%
Columbia Small Cap Value II	0.10%
Lord Abbett U.S. Government Securities	0.10%
Neuberger Berman Partners	0.10%
Neuberger Berman Regency	0.10%
Pioneer High Yield	0.10%
Templeton Foreign Equity	0.10%
UBS U.S. Small Cap Growth	0.10%

In addition to providing all administrative services necessary for the Portfolios' operations, the administrator also assumes all ordinary recurring direct costs of the Portfolios below, such as custodian fees, director's fees, transfer agency fees and accounting fees. As compensation for these services, the Administrator receives a monthly fee from each Portfolio below at an annual rate based on the average daily net assets of each Portfolio as follows:

Portfolio	Fee
American Century Large Company Value	0.20%
American Century Small-Mid Cap Value	0.25%
Baron Small Cap Growth	0.23%
Davis Venture Value	0.10%
Fundamental Research	0.20%
JPMorgan International	0.20%
JPMorgan Mid Cap Value	0.25%
Legg Mason Partners Aggressive Growth	0.13%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee
Legg Mason Partners Large Cap Growth	0.20%
OpCap Balanced Value	0.20%
Oppenheimer Global	0.06%
Oppenheimer Strategic Income	0.04%
PIMCO Total Return	0.25% on the first $250 million
0.10% on next $100 million
0.05% on next $100 million
0.03% on assets over $350 million
T. Rowe Price Diversified Mid Cap Growth	0.02%
T. Rowe Price Growth Equity	0.15%
Thornburg Value	0.25%
UBS U.S. Large Cap Equity	0.15%
Van Kampen Comstock(1)	0.25% on the first $1.1 billion
0.20% on assets over $1.1 billion
Van Kampen Equity and Income	0.02%

(1) Prior to April 30, 2007, the rate was 0.25%

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 ("the Plan") for the ADV Class shares of each Portfolio. The Plan provides for a distribution fee, payable to the Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its ADV Class shares. Effective April 28, 2006, the Distributor has voluntarily agreed to waive all or a portion of the distribution fees for Oppenheimer Global and T. Rowe Price Diversified Mid Cap Growth so that total net operating expenses do not exceed 1.15% for each Portfolio's respective ADV Class shares through May 1, 2007.

S Class and ADV Class of shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for S Class and ADV Class which shall not exceed an annual rate of 0.25% of the average daily net assets of each of the S Class and ADV Class. Effective May 1, 2006, the Distributor has voluntarily agreed to waive all or a portion of the services fees for Oppenheimer Strategic Income, so that total net operating expenses for ADV Class shares do not exceed 1.00% and for S Class shares do not exceed 0.75%, through May 1, 2008. Effective December 16, 2006, the Distributor has voluntarily agreed to waive all or a portion of service fee for the Neuberger Berman Partners so that total net operation expenses do not exceed 0.89% for the Portfolio's respective S Class shares through April 30, 2009.

Fees paid to the Distributor and Shareholder Organizations by class during the six months ended June 30, 2007 are shown in the accompanying Statements of Operations.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2007, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (See Note 4):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Sharholder Service and Distribution Fees	Accrued Recoupment	Total
American Century Large Company Value	$76,386	$19,097	$8,865	$—	$104,348
American Century Small-Mid Cap Value	92,184	23,046	15,883	—	131,113
Baron Asset	20,998	2,210	2,038	—	25,246
Baron Small Cap Growth	392,933	106,323	93,615	—	592,871
Columbia Small Cap Value II	90,860	12,115	27,356	—	130,331
Davis Venture Value	178,538	22,317	41,199	—	242,054
Fundamental Research	45,149	15,051	7,303	365	67,868
JPMorgan International	520,458	130,116	41,595	—	692,169
JPMorgan Mid Cap Value	174,029	58,010	33,025	—	265,064
Legg Mason Partners Aggressive Growth	763,122	148,513	42,330	—	953,965
Legg Mason Partners Large Cap Growth	21,369	6,678	9,122	—	37,169
Lord Abbett U.S. Government Securities	16,573	3,526	2,439	—	22,538
Neuberger Berman Partners	221,184	36,863	33,739	—	291,786
Neuberger Berman Regency	13,262	1,768	3,080	—	18,110
OpCap Balanced Value	53,175	13,294	16,064	—	82,533
Oppenheimer Global	1,406,287	140,625	86,225	—	1,633,137
Oppenheimer Strategic Income	186,451	14,916	19,862	—	221,229

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Sharholder Service and Distribution Fees	Accrued Recoupment	Total
PIMCO Total Return	$155,685	$60,774	$31,763	$—	$248,222
Pioneer High Yield	64,100	10,683	2,315	—	77,098
T. Rowe Price Diversified Mid Cap Growth	596,127	18,627	20,901	—	635,655
T. Rowe Price Growth Equity	756,722	189,180	59,172	—	1,005,074
Templeton Foreign Equity	64,186	8,023	18,580	906	91,695
Thornburg Value	161,705	—	5,394	—	167,099
UBS U.S. Large Cap Equity	265,008	56,787	16,094	—	337,889
UBS U.S. Small Cap Growth	24,808	2,756	1,309	—	28,873
Van Kampen Comstock	538,094	227,531	97,361	—	862,986
Van Kampen Equity and Income	467,519	16,999	26,819	—	511,337

At June 30, 2007, all shares of the Portfolios were owned by 1) separate accounts of DSL and its insurance company affiliates for the benefit of variable contract policyholders 2) ING National Trust, an indirect, wholly-owned subsidiary of ING Groep, as trustee or custodian of qualified pension and retirement plans that invest in the Portfolios directly and 3) DSL in connection with seed capital contributions made to the Portfolios.

The following Portfolio placed a portion of its portfolio transactions with brokerage firms that are affiliates of the Investment Adviser. The commissions paid to these affiliated firms were:

Portfolio	Affiliated Brokers	Commissions Paid
JPMorgan International	ING Baring LLC	$946

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2007, Baron Asset and Neuberger Berman Regency had the following expenses included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceded 5% of total liabilities.

Portfolio	Expense	Amount
Baron Asset	Audit	$4,262
	Miscellaneous	2,174
Templeton Foreign Equity	Custody	9,533
	Postage	9,414

NOTE 8 — EXPENSE LIMITATIONS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the following annual expenses to average daily net assets:

the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the following annual expenses to average daily net assets:

	Class ADV	Class I	Class S
American Century Small-Mid Cap Value(1)	1.52%	1.02%	1.27%
Baron Asset	1.55%	1.05%	1.30%
Columbia Small Cap Value II	1.65%	1.15%	1.40%
Fundamental Research	1.25%	0.75%	1.00%
Lord Abbett U.S. Government Securities	1.22%	0.72%	0.97%
Neuberger Berman Partners	1.17%	0.67%	0.92%
Neuberger Berman Regency	1.38%	0.88%	1.13%
Pioneer High Yield	1.25%	0.75%	1.00%
Templeton Foreign Equity	1.48%	0.98%	1.23%
UBS U.S. Small Cap Growth	1.50%	1.00%	1.25%

(1) Effective January 1, 2007, American Century Small-Mid Cap Value implemented an expense limitation.

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

At June 30, 2007, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2008	2009	2010	Total
American Century Small-Mid Cap Value	$—	$—	$87,745	$87,745
Baron Asset	—	21,580	33,120	54,700
Fundamental Research	—	9,836	48,814	58,650
Lord Abbett U.S. Government Securities	—	1,228	—	1,228
Neuberger Berman Partners	—	89,437	165,610	255,047
Neuberger Berman Regency	—	22,482	37,066	59,548
Pioneer High Yield	—	43,804	11,688	55,492
Templeton Foreign Equity	—	38,783	25,429	64,212
UBS U.S. Small Cap Growth	—	3,652	47,309	50,961

The Expense Limitation Agreement is contractual and shall renew automatically unless DSL provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — OPTIONS WRITTEN

Transactions in options written for Oppenheimer Strategic Income for the six months ended June 30, 2007 were as follows:

Oppenheimer Strategic Income:

	EUR Notional	JPY Notional	TRY Notional	Premium
Balance at 12/31/06	4,180,000	—	1,780,000	$61,150
Options Written		1,426,000,000		71,923
Options Terminated in Closing Purchase Transactions		(37,000,000)		(1,730)
Options Expired	(4,180,000)	(674,000,000)	(1,780,000)	(94,843)
Options Exercised	—	(715,000,000)	—	(36,500)
Balance at 06/30/07	—	—	—	$(0)

Transactions in options written for PIMCO Total Return for the six months ended June 30, 2007 were as follows:

PIMCO Total Return:

	USD Notional	EUR Notional	GBP Notional	Premium
Balance at 12/31/06	133,300,000	15,500,000	9,700,000	$1,557,928
Options Written	183,100,000	—	—	1,918,370
Options Terminated in Closing Purchase Transactions	(116,300,000)	—	—	(985,428)
Options Expired	(4,600,000)	—	(2,800,000)	(86,026)
Balance at 06/30/07	195,500,000	15,500,000	6,900,000	$2,404,844

	Number of Contracts	Premium
Balance at 12/31/06	406	$149,395
Options Written	585	197,609
Options Expired	(494)	(181,008)
Options Exercised	(110)	(33,885)
Balance at 06/30/07	387	$132,111
06/30/07 BALANCE OF PREMIUMS RECEIVED FOR OPTIONS WRITTEN:		$2,536,955

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
American Century Large Company Value (Number of Shares)
Shares sold	2,234,649	6,955,603	168,859	411,958	52,591	303,456
Dividends reinvested	—	321,371	—	74,668	—	56,349
Shares redeemed	(2,522,105)	(4,925,884)	(344,020)	(2,088,243)	(82,116)	(532,587)
Net increase (decrease) in shares outstanding	(287,456)	2,351,090	(175,161)	(1,601,617)	(29,525)	(172,782)
American Century Large Company Value ($)
Shares sold	$36,372,801	$103,021,839	$2,743,763	$6,122,417	$846,497	$4,436,231
Dividends reinvested	—	4,582,754	—	1,067,012	—	793,962
Shares redeemed	(41,027,715)	(71,687,988)	(5,621,335)	(30,870,813)	(1,309,868)	(7,666,397)
Net increase (decrease)	$(4,654,914)	$35,916,605	$(2,877,572)	$(23,681,384)	$(463,371)	$(2,436,204)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
American Century Small-Mid Cap Value (Number of Shares)
Shares sold	278,827	2,277,704	270,921	619,621	186,048	388,600
Dividends reinvested	—	16,708	—	11,082	—	3,334
Shares redeemed	(493,309)	(2,681,397)	(501,095)	(758,282)	(165,425)	(396,055)
Net increase (decrease) in shares outstanding	(214,482)	(386,985)	(230,174)	(127,579)	20,623	(4,121)
American Century Small-Mid Cap Value ($)
Shares sold	$3,934,490	$28,364,750	$3,793,539	$7,844,421	$2,581,889	$4,792,499
Dividends reinvested	—	199,327	—	131,656	—	39,179
Shares redeemed	(6,885,397)	(33,077,908)	(7,088,960)	(9,535,053)	(2,314,401)	(4,862,523)
Net increase (decrease)	$(2,950,907)	$(4,513,831)	$(3,295,421)	$(1,558,976)	$267,488	$(30,845)
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	May 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	January 18, 2006(1) to December 31, 2006
Baron Asset (Number of Shares)
Shares sold	1,319,862	509,448	248,903	28,654	9,425	320,896
Shares redeemed	(114,589)	(8,403)	(31,891)	(483)	(10,182)	(31,316)
Net increase (decrease) in shares outstanding	1,205,273	501,045	217,012	28,171	(757)	289,580
Baron Asset ($)
Shares sold	$15,313,136	$5,094,491	$2,883,780	$303,753	$111,370	$3,230,071
Shares redeemed	(1,361,399)	(87,166)	(368,585)	(5,436)	(117,136)	(320,482)
Net increase (decrease)	$13,951,737	$5,007,325	$2,515,195	$298,317	$(5,766)	$2,909,589
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Baron Small Cap Growth (Number of Shares)
Shares sold	1,775,691	5,011,290	3,255,585	7,459,932	357,240	988,254
Dividends reinvested	—	71,771	—	150,917	—	23,539
Shares redeemed	(894,783)	(3,071,531)	(1,589,795)	(4,208,141)	(247,095)	(478,967)
Net increase in shares outstanding	880,908	2,011,530	1,665,790	3,402,708	110,145	532,826
Baron Small Cap Growth ($)
Shares sold	$34,333,937	$86,211,661	$62,188,758	$128,766,418	$6,736,749	$16,977,989
Dividends reinvested	—	1,149,060	—	2,389,008	—	368,625
Shares redeemed	(17,395,674)	(52,227,320)	(30,262,092)	(72,246,291)	(4,689,326)	(7,993,863)
Net increase	$16,938,263	$35,133,401	$31,926,666	$58,909,135	$2,047,423	$9,352,751

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	April 28, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	May 1, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006
Columbia Small Cap Value II (Number of Shares)
Shares sold	638,419	1,366,939	5,865,458	8,022,908	12,166	99
Shares redeemed	(506,115)	(217,067)	(1,011,427)	(536,249)	(338)	—
Net increase in shares outstanding	132,304	1,149,872	4,854,031	7,486,659	11,828	99
Columbia Small Cap Value II ($)
Shares sold	$6,756,504	13,596,217 *	$62,909,611	$76,892,835	$135,845	$1,000
Shares redeemed	(5,343,857)	(2,084,285)	(10,665,567)	(5,219,377)	(3,682)	—
Net increase	$1,412,647	$11,511,932	$52,244,044	$71,673,458	$132,163	$1,000
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Davis Venture Value (Number of Shares)
Shares sold	1,517,883	2,891,880	2,873,014	4,999,094	70,455	116,404
Dividends reinvested	—	61,204	—	348,181	—	47,958
Shares redeemed	(869,573)	(112,032)	(581,474)	(743,043)	(333,854)	(96,026)
Net increase (decrease) in shares outstanding	648,310	2,841,052	2,291,540	4,604,232	(263,399)	68,336
Davis Venture Value ($)
Shares sold	$30,904,254	$54,082,000	$58,735,454	$94,372,300	$1,410,035	$2,163,980
Dividends reinvested	—	1,099,844	—	6,211,554	—	842,625
Shares redeemed	(18,246,947)	(2,104,773)	(11,857,576)	(14,069,002)	(6,936,180)	(1,798,414)
Net increase (decrease)	$12,657,307	$53,077,071	$46,877,878	$86,514,852	$(5,526,145)	$1,208,191
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Fundamental Research (Number of Shares)
Shares sold	57,395	4,109,012	132,040	2,444,767	17,196	45,519
Shares issued in merger	—	1,827,316	—	—	—	—
Dividends reinvested	—	124,817	—	68,839	—	6,466
Shares redeemed	(625,182)	(1,253,395)	(910,833)	(1,941,787)	(127,233)	(85,403)
Net increase (decrease) in shares outstanding	(567,787)	4,807,750	(778,793)	571,819	(110,037)	(33,418)
Fundamental Research ($)
Shares sold	$586,652	$39,827,015	$1,359,434	$22,691,949	$174,870	$426,005
Proceeds issued in merger	—	17,722,782	—	—	—	—
Dividends reinvested	—	1,125,853	—	620,929	—	57,802
Shares redeemed	(6,458,578)	(11,719,719)	(9,411,337)	(18,092,450)	(1,296,214)	(798,470)
Net increase (decrease)	$(5,871,926)	$46,955,931	$(8,051,903)	$5,220,428	$(1,121,344)	$(314,663)

(1) Commencement of operations.

*  Includes in-kind subscription from a substitution.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
JPMorgan International (Number of Shares)
Shares sold	4,020,996	45,558,811	1,739,789	9,306,142	238,159	417,670
Dividends reinvested	—	549,926	—	12,367	—	2,525
Shares redeemed	(31,544,256)	(14,457,382)	(1,237,886)	(42,019,041)	(102,306)	(46,939)
Net increase (decrease) in shares outstanding	(27,523,260)	31,651,355	501,903	(32,700,532)	135,853	373,256
JPMorgan International ($)
Shares sold	$67,501,293	$693,275,127	$29,429,978	$135,310,861	$3,979,225	$6,240,136
Dividends reinvested	—	8,050,923	—	180,927	—	36,480
Shares redeemed	(537,902,741)	(217,426,374)	(20,925,520)	(629,724,417)	(1,720,961)	(682,076)
Net increase (decrease)	$(470,401,448)	$483,899,676	$8,504,458	$(494,232,629)	$2,258,264	$5,594,540
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
JPMorgan Mid Cap Value (Number of Shares)
Shares sold	2,190,664	2,819,227	706,162	1,058,452	358,631	626,803
Dividends reinvested	—	50,978	—	40,231	—	8,285
Shares redeemed	(1,380,503)	(882,739)	(413,948)	(1,063,949)	(113,967)	(148,523)
Net increase in shares outstanding	810,161	1,987,466	292,214	34,734	244,664	486,565
JPMorgan Mid Cap Value ($)
Shares sold	$37,055,481	$42,547,053	$11,946,560	$16,122,783	$6,034,298	$9,333,354
Dividends reinvested	—	746,324	—	586,161	—	119,806
Shares redeemed	(22,767,822)	(13,435,093)	(6,954,340)	(16,014,541)	(1,900,576)	(2,199,483)
Net increase	$14,287,659	$29,858,284	$4,992,220	$694,403	$4,133,722	$7,253,677
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Legg Mason Partners Aggressive Growth (Number of Shares)
Shares sold	3,028,756	14,639,264	302,674	3,132,784	34,405	175,580
Shares redeemed	(4,161,517)	(3,047,781)	(438,206)	(9,213,654)	(41,923)	(178,669)
Net increase (decrease) in shares outstanding	(1,132,761)	11,591,483	(135,532)	(6,080,870)	(7,518)	(3,089)
Legg Mason Partners Aggressive Growth ($)
Shares sold	$150,087,647	$687,226,545	$15,056,729	$144,043,823	$1,681,807	$7,901,186
Shares redeemed	(210,662,166)	(142,216,819)	(21,553,236)	(429,980,390)	(2,057,745)	(8,161,851)
Net increase (decrease)	$(60,574,519)	$545,009,726	$(6,496,507)	$(285,936,567)	$(375,938)	$(260,665)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Legg Mason Partners Large Cap Growth (Number of Shares)
Shares sold	75,729	272,902	68,935	101,246	91,364	270,377
Dividends reinvested	—	27,949	—	19,117	—	30,526
Shares redeemed	(247,140)	(705,884)	(164,242)	(390,256)	(325,560)	(922,106)
Net decrease in shares outstanding	(171,411)	(405,033)	(95,307)	(269,893)	(234,196)	(621,203)
Legg Mason Partners Large Cap Growth ($)
Shares sold	$927,886	$3,110,302	$824,625	$1,129,218	$1,090,988	$3,019,643
Dividends reinvested	—	290,112	—	196,333	—	311,057
Shares redeemed	(2,994,506)	(8,171,323)	(1,986,705)	(4,462,310)	(3,917,823)	(10,276,922)
Net decrease	$(2,066,620)	$(4,770,909)	$(1,162,080)	$(3,136,759)	$(2,826,835)	$(6,946,222)
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	January 18, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	December 20, 2006(1) to December 31, 2006
Lord Abbett U.S. Government Securities (Number of Shares)
Shares sold	188,396	5,117,101	89,616	2,458,020	1	97
Dividends reinvested	—	143,705	—	57,827	—	—
Shares redeemed	(604,436)	(1,709,930)	(317,266)	(1,100,405)	—	—
Net increase (decrease) in shares outstanding	(416,040)	3,550,876	(227,650)	1,415,442	1	97
Lord Abbett U.S. Government Securities ($)
Shares sold	$1,888,155	$50,827,619	$898,606	$24,705,248	$10	$1,010
Dividends reinvested	—	1,428,428	—	574,796	—	—
Shares redeemed	(6,062,282)	(17,296,230)	(3,168,347)	(11,000,899)	—	—
Net increase (decrease)	$(4,174,127)	$34,959,817	$(2,269,741)	$14,279,145	$10	$1,010
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	January 19, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006
Neuberger Berman Partners (Number of Shares)
Shares sold	3,092,877	25,101,066	532,318	9,880,195	500	92
Shares issued in merger	—	1	—	16,275,105	—	—
Shares redeemed	(2,441,572)	(3,863,723)	(1,891,417)	(9,496,861)	(2)	—
Net increase (decrease) in shares outstanding	651,305	21,237,344	(1,359,099)	16,658,439	498	92
Neuberger Berman Partners ($)
Shares sold	$35,100,976	$258,138,091	$6,098,701	$99,240,980	$5,465	$1,000
Proceeds issued in merger	—	18	—	178,456,935	—	—
Shares redeemed	(28,128,246)	(39,243,444)	(21,488,518)	(98,649,240)	(18)	—
Net increase (decrease)	$6,972,730	$218,894,665	$(15,389,817)	$179,048,675	$5,447	$1,000

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	January 12, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	December 20, 2006(1) to December 31, 2006
Neuberger Berman Regency (Number of Shares)
Shares sold	195,082	573,279	979,171	771,224	1	94
Dividends reinvested	—	495	—	3,356	—	—
Shares redeemed	(203,045)	(2,912)	(178,002)	(169,566)	—	—
Net increase (decrease) in shares outstanding	(7,963)	570,862	801,169	605,014	1	94
Neuberger Berman Regency ($)
Shares sold	$2,205,583	$5,718,914	$11,171,683	$7,753,095	$10	$1,010
Dividends reinvested	—	5,314	—	36,009	—	—
Shares redeemed	(2,305,914)	(28,762)	(2,039,977)	(1,721,062)	—	—
Net increase (decrease)	$(100,331)	$5,695,466	$9,131,706	$6,068,042	$10	$1,010
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
OpCap Balanced Value (Number of Shares)
Shares sold	25,643	80,660	202,196	396,940	17,647	58,246
Dividends reinvested	—	4,696	—	56,152	—	2,131
Shares redeemed	(46,251)	(94,031)	(843,809)	(3,923,866)	(162,889)	(60,924)
Net decrease in shares outstanding	(20,608)	(8,675)	(641,613)	(3,470,774)	(145,242)	(547)
OpCap Balanced Value ($)
Shares sold	$390,820	$1,134,525	$3,105,980	$5,587,245	$265,301	$816,845
Dividends reinvested	—	63,166	—	755,243	—	28,385
Shares redeemed	(707,993)	(1,332,794)	(13,078,053)	(54,913,812)	(2,424,973)	(851,293)
Net decrease	$(317,173)	$(135,103)	$(9,972,073)	$(48,571,324)	$(2,159,672)	$(6,063)
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Oppenheimer Global (Number of Shares)
Shares sold	910,041	6,424,797	2,885,889	6,382,382	1,253,995	1,696,793
Dividends reinvested	—	347,770	—	14,921	—	17,165
Shares redeemed	(12,161,469)	(15,372,206)	(572,107)	(443,727)	(569,315)	(3,529,353)
Net increase (decrease) in shares outstanding	(11,251,428)	(8,599,639)	2,313,782	5,953,576	684,680	(1,815,395)
Oppenheimer Global ($)
Shares sold	$15,519,357	$99,387,512	$48,655,209	$94,829,014	$21,612,197	$24,845,252
Dividends reinvested	—	5,077,453	—	214,388	—	243,735
Shares redeemed	(209,958,963)	(237,338,053)	(9,699,695)	(6,691,967)	(9,635,356)	(52,362,841)
Net increase (decrease)	$(194,439,606)	$(132,873,088)	$38,955,514	$88,351,435	$11,976,841	$(27,273,854)

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Oppenheimer Strategic Income (Number of Shares)
Shares sold	4,382,406	7,029,713	962,990	1,212,240	1,502,232	526,361
Dividends reinvested	—	130,181	—	5,803	—	1,365
Shares redeemed	(6,067,355)	(4,141,588)	(589,760)	(2,082,268)	(134,884)	(175,540)
Net increase (decrease) in shares outstanding	(1,684,949)	3,018,306	373,230	(864,225)	1,367,348	352,186
Oppenheimer Strategic Income ($)
Shares sold	$48,410,747	$72,764,925	$10,666,195	$12,449,477	$16,387,129	$5,388,475
Dividends reinvested	—	1,398,755	—	62,039	—	14,604
Shares redeemed	(67,651,896)	(42,555,223)	(6,521,281)	(21,328,206)	(1,474,851)	(1,805,281)
Net increase (decrease)	$(19,241,149)	$31,608,457	$4,144,914	$(8,816,690)	$14,912,278	$3,597,798
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
PIMCO Total Return (Number of Shares)
Shares sold	5,272,448	9,297,232	1,044,039	1,694,599	774,007	1,090,059
Dividends reinvested	—	413,354	—	139,350	—	40,189
Shares redeemed	(1,558,769)	(6,727,849)	(394,583)	(1,122,866)	(603,248)	(937,716)
Net increase in shares outstanding	3,713,679	2,982,737	649,456	711,083	170,759	192,532
PIMCO Total Return ($)
Shares sold	$59,206,800	$101,621,577	$11,683,299	$18,505,896	$8,619,648	$11,796,422
Dividends reinvested	—	4,464,221	—	1,499,405	—	429,622
Shares redeemed	(17,457,274)	(73,757,665)	(4,408,197)	(12,285,990)	(6,723,167)	(10,155,390)
Net increase	$41,749,526	$32,328,133	$7,275,102	$7,719,311	$1,896,481	$2,070,654
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	January 20, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	January 20, 2006(1) to December 31, 2006
Pioneer High Yield (Number of Shares)
Shares sold	2,388,230	12,879,573	104,135	1,074,712	64,260	804,412
Dividends reinvested	338,093	412,987	21,872	48,798	1,921	17,775
Shares redeemed	(4,431,061)	(1,552,313)	(98,800)	(313,107)	(11,414)	(772,292)
Net increase (decrease) in shares outstanding	(1,704,738)	11,740,247	27,207	810,403	54,767	49,895
Pioneer High Yield ($)
Shares sold	$25,058,637	$128,967,126	$1,096,243	$10,739,273	$676,665	$8,039,832
Dividends reinvested	3,555,748	4,162,628	230,028	490,098	20,218	177,443
Shares redeemed	(46,994,611)	(15,539,024)	(1,037,010)	(3,134,130)	(120,487)	(7,647,456)
Net increase (decrease)	$(18,380,226)	$117,590,730	$289,261	$8,095,241	$576,396	$569,819

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
T. Rowe Price Diversified Mid Cap Growth (Number of Shares)
Shares sold	419,215	6,108,855	163,877	562,060	301,486	4,340,652
Dividends reinvested	—	2,901,386	—	65,615	—	151,184
Shares redeemed	(12,580,248)	(24,129,518)	(102,330)	(2,075,230)	(1,100,019)	(7,359,250)
Net increase (decrease) in shares outstanding	(12,161,033)	(15,119,277)	61,547	(1,447,555)	(798,533)	(2,867,414)
T. Rowe Price Diversified Mid Cap Growth ($)
Shares sold	$4,047,392	$55,394,856	$1,582,478	$4,998,673	$2,885,718	$37,662,475
Dividends reinvested	—	23,791,368	—	530,826	—	1,209,471
Shares redeemed	(122,508,678)	(214,858,831)	(983,897)	(17,594,314)	(10,458,285)	(64,759,712)
Net increase (decrease)	$(118,461,286)	$(135,672,607)	$598,581	$(12,064,815)	$(7,572,567)	$(25,887,766)
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
T. Rowe Price Growth Equity (Number of Shares)
Shares sold	1,945,630	7,098,028	444,776	825,959	245,156	552,839
Dividends reinvested	—	89,917	—	1,498	—	3,217
Shares redeemed	(2,443,533)	(2,834,054)	(81,227)	(3,321,964)	(355,701)	(416,092)
Net increase (decrease) in shares outstanding	(497,903)	4,353,891	363,549	(2,494,507)	(110,545)	139,964
T. Rowe Price Growth Equity ($)
Shares sold	$119,228,055	$389,488,623	$27,604,157	$44,679,348	$14,859,451	$29,702,727
Dividends reinvested	—	4,673,010	—	77,274	—	164,722
Shares redeemed	(150,058,724)	(154,954,764)	(5,001,135)	(181,745,667)	(22,172,428)	(22,216,100)
Net increase (decrease)	$(30,830,669)	$239,206,869	$22,603,022	$(136,989,045)	$(7,312,977)	$7,651,349
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	January 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	January 12, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	December 20, 2006(1) to December 31, 2006
Templeton Foreign Equity (Number of Shares)
Shares sold	1	1,000,001	5,157,208	3,418,607	1	86
Dividends reinvested	—	—	—	31,296	—	—
Shares redeemed	(377,970)	(86,372)	(1,228,759)	(435,506)	(3)	—
Net increase (decrease) in shares outstanding	(377,969)	913,629	3,928,449	3,014,397	(2)	86
Templeton Foreign Equity ($)
Shares sold	$10	$10,000,010	$66,285,430	$36,701,224	$10	$1,010
Dividends reinvested	—	—	—	375,868	—	—
Shares redeemed	(4,800,000)	(900,000)	(15,153,540)	(4,676,209)	(42)	—
Net increase (decrease)	$(4,799,990)	$9,100,010	$51,131,890	$32,400,883	$(32)	$1,010

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Thornburg Value (Number of Shares)
Shares sold	230,812	122,100	523,963	307,683	46,038	16,010
Dividends reinvested	—	32,202	—	27	—	16
Shares redeemed	(561,602)	(1,317,692)	(217,361)	(103,396)	(4,450)	(2,510)
Net increase (decrease) in shares outstanding	(330,790)	(1,163,390)	306,602	204,314	41,588	13,516
Thornburg Value ($)
Shares sold	$7,724,372	$3,560,314	$17,049,096	$9,260,104	$1,521,504	$477,546
Dividends reinvested	—	882,011	—	742	—	421
Shares redeemed	(18,626,308)	(37,725,387)	(7,373,092)	(3,138,049)	(148,246)	(69,036)
Net increase (decrease)	$(10,901,936)	$(33,283,062)	$9,676,004	$6,122,797	$1,373,258	$408,931
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
UBS U.S. Large Cap Equity (Number of Shares)
Shares sold	4,184,862	9,595,093	661,781	2,772,902	290,974	366,913
Shares issued in merger	77	—	3,166,308	—	294,433	—
Dividends reinvested	—	244,847	—	11,883	—	998
Shares redeemed	(3,440,042)	(5,332,212)	(1,390,633)	(1,134,560)	(50,779)	(26,504)
Net increase in shares outstanding	744,897	4,507,728	2,437,456	1,650,225	534,628	341,407
UBS U.S. Large Cap Equity ($)
Shares sold	$45,538,578	$93,073,309	$7,038,477	$26,738,676	$3,146,616	$3,597,967
Proceeds issued in merger	820	—	33,300,483	—	3,082,920	—
Dividends reinvested	—	2,308,904	—	110,985	—	9,291
Shares redeemed	(37,502,281)	(51,922,487)	(14,992,011)	(11,044,116)	(538,272)	(249,855)
Net increase	$8,037,117	$43,459,726	$25,346,949	$15,805,545	$5,691,264	$3,357,403
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	April 28, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	April 28, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	April 28, 2006(1) to December 31, 2006
UBS U.S. Small Cap Growth (Number of Shares)
Shares sold	999,367	2,686,575	760,246	952,635	1	101
Dividends reinvested	—	15,156	—	4,411	—	—
Shares redeemed	(860,220)	(394,710)	(699,917)	(434,767)	—	—
Net increase in shares outstanding	139,147	2,307,021	60,329	522,279	1	101
UBS U.S. Small Cap Growth ($)
Shares sold	$10,188,279	$25,476,263	$7,763,369	$9,162,176	$10	$1,006
Dividends reinvested	—	148,676	—	43,180	—	—
Shares redeemed	(9,020,069)	(3,820,768)	(7,032,457)	(4,126,228)	—	—
Net increase	$1,168,210	$21,804,171	$730,912	$5,079,128	$10	$1,006

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Van Kampen Comstock (Number of Shares)
Shares sold	10,858,526	40,993,359	1,057,023	7,978,292	583,718	1,124,623
Dividends reinvested	—	2,092,041	—	1,834,218	—	156,118
Shares redeemed	(10,334,924)	(6,592,555)	(1,035,949)	(27,051,120)	(184,775)	(546,815)
Net increase (decrease) in shares outstanding	523,602	36,492,845	21,074	(17,238,610)	398,943	733,926
Van Kampen Comstock ($)
Shares sold	$148,586,820	$520,979,421	$14,523,659	$99,575,160	$7,933,003	$13,971,062
Dividends reinvested	—	25,125,416	—	21,955,582	—	1,851,560
Shares redeemed	(141,827,350)	(82,439,322)	(14,191,309)	(344,077,235)	(2,499,449)	(6,729,082)
Net increase (decrease)	$6,759,470	$463,665,515	$332,350	$(222,546,493)	$5,433,554	$9,093,540
	Class I		Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Van Kampen Equity and Income (Number of Shares)
Shares sold	192,136	1,375,407	447,549	952,673	44,821	127,128
Dividends reinvested	—	1,330,944	—	127,984	—	24,246
Shares redeemed	(1,923,958)	(2,148,019)	(260,769)	(432,456)	(155,067)	(67,625)
Net increase (decrease) in shares outstanding	(1,731,822)	558,332	186,780	648,201	(110,246)	83,749
Van Kampen Equity and Income ($)
Shares sold	$7,528,904	$50,898,732	$17,895,740	$34,829,393	$1,729,422	$4,606,497
Dividends reinvested	—	47,168,642	—	4,512,722	—	846,440
Shares redeemed	(75,968,933)	(79,896,329)	(10,278,099)	(15,811,167)	(6,223,060)	(2,453,385)
Net increase (decrease)	$(68,440,029)	$18,171,045	$7,617,641	$23,530,948	$(4,493,638)	$2,999,552

NOTE 11 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Board, the following securities have been deemed to be illiquid. The Portfolios may invest up to 15% of net assets, in illiquid securities. ING value for certain of securities was determined by ING Funds Valuation Committee appointed by the Board.

Portfolio	Security	Notional Principal/Par Vaue	Initial Acquisition Date	Cost/ (Upfront Payments)	Value	Percent of Net Assets
American
Century
Small-Mid Cap
Value	Aspen Insurance Hodings Ltd.	11,900	07/20/06	$599,144	$678,300	0.6%
	National Retail Properties	5,200	11/06/06	130,584	128,908	0.1%
					$807,208	0.7%
Oppenheimer
Strategic
Income	Citigroup Funding Inc. — Argentina Inflation-Indexed
	Currency and Credit Linked Unsecured
	Nts., [Ref ARS Amt x 1.4765604 Ref Fact x (Change in CER Inflation Index x 4% x (30/360))]/ FX Rate, 05/18/09	281,000	01/17/07	215,189	256,533	0.1%
	Citigroup Funding Inc. — Egypt T-Bill Credit Linked Unsecured Nts., 8.376%*, 02/28/08	1,930,000	02/22/07	320,992	322,613	0.1%
	Citigroup Funding Inc. — Egypt Unsecured Credit Linked Nts (linked to Egyptian Treasury Bills), 8.700%*, 07/12/07	1,750,000	08/01/06	304,023	306,693	0.1%
	Currency Option OTC — Deutsche Bank Put on FX Carry Basket Strike @ $92.50-Exp 12/07/07	5,080,000	06/08/07	46,736	46,736	0.0%
	Deutsche Bank AG, London — Egypt Total Return Linked Nts., 10.029%*, 09/12/07	2,560,000	12/12/06	439,340	441,368	0.1%
	Deutsche Bank AG, London — The Republic of Egypt Credit Linked Nts., 9.381%*, 02/05/08	1,310,000	02/01/07	217,701	219,443	0.0%
	JSC Astana Finance — Guaranteed Senior Notes, 9.160%, 03/14/12	1,500,000	02/09/07	1,500,000	1,461,963	0.3%
					$3,055,349	0.7%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional Principal/Par Vaue	Initial Acquisition Date	Cost/ (Upfront Payments)	Value	Percent of Net Assets
PIMCO Total Return	Credit Default Swaps
	ABX.HE.A.06-1 Index, pay 0.540%	500,000	02/01/06	$—	$18,750	0.0%
	American International Group 5.600%, 10/18/16, receive 0.055%	1,600,000	12/20/06	—	56	0.0%
	American International Group Convertible Zero Coupon, 11/09/31, receive 0.050%	1,600,000	09/26/06	—	82	0.0%
	Citifinancial 6.625%, 06/01/15, pay 0.145%	400,000	10/19/06	—	977	0.0%
	Dow Jones CDX.EM.3 Index 5-Year, receive 2.100%	900,000	04/15/05	(23,400)	39,635	0.0%
	Dow Jones CDX.NA.IG.5 Index 7-Year (10-15% Tranche), pay 0.140%	2,000,000	11/30/06	—	371	0.0%
	Dow Jones CDX.NA.IG.7 Index 10-Year, pay 0.650%	5,800,000	11/07/06	—	66,711	0.0%
	Dow Jones CDX.NA.IG.8 Index 10-Year, pay 0.600%	2,700,000	06/08/07	—	15,520	0.0%
	Dow Jones CDX.NA.IG.8 Index 10-Year, pay 0.600%	500,000	06/20/07	—	2,185	0.0%
	Ivy Lane CDO Ltd. Series 2006-1A Floating Rate, 02/05/46, pay 1.600%	3,100,000	10/12/06	—	753,495	0.2%
	Nordstrom Inc. 6.950%, 03/15/28, pay 0.370%	1,100,000	04/12/07	—	6,892	0.0%
	Republic of Indonesia 6.750%, 03/10/14, receive .0400%	200,000	12/14/06	—	32	0.0%
	Reynolds American Inc. 7.625%, 06/01/16, receive 1.280%	600,000	04/13/07	—	2,839	0.0%
	Russian Federation 5.000% Step, 03/31/30, receive 0.260%	300,000	12/14/06	—	38	0.0%
	Russian Federation 5.000% Step, 03/31/30, receive 0.260%	300,000	12/14/06	—	38	0.0%
	Ukraine Government 7.650%, 06/11/13, receive 0.710%	100,000	12/14/06	—	273	0.0%
	Ukraine Government 7.650%, 06/11/13, receive 0.720%	100,000	12/14/06	—	287	0.0%
	Weyerhaeuser Co. 6.750%, 03/15/12, pay 1.000%	1,100,000	04/12/07	—	164	0.0%
					$908,345	0.2%
	Interest Rate Swaps
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	2,900,000	01/12/06	26,830	274,026	0.1%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	1,100,000	01/11/06	(17,862)	103,941	0.0%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	2,300,000	06/18/07	133,354	117,810	0.0%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Deutsche Bank AG	1,000,000	06/05/07	41,620	51,222	0.0%
	Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	5,700,000	09/22/06	—	26,798	0.0%
	Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	9,400,000	11/15/06	29,141	36,171	0.0%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	4,900,000	11/30/06	(10,916)	468,503	0.1%
	Receive a fixed rate equal to 8.170% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs Capital Markets, L.P.	20,000,000	04/27/07	29,290	10,155	0.0%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	600,000	06/27/06	64,307	169,949	0.1%
	Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	22,900,000	11/09/06	58,651	88,119	0.0%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	7,600,000	04/13/07	156,612	318,892	0.1%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC	20,000,000	02/23/07	187,778	824,680	0.2%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	3,400,000	06/21/06	62,734	231,535	0.1%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: HSBC Bank USA, N.A.	9,200,000	07/19/06	206,983	626,505	0.2%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	1,100,000	07/20/06	24,748	74,908	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional Principal/Par Vaue	Initial Acquisition Date	Cost/ (Upfront Payments)	Value	Percent of Net Assets
PIMCO Total Return (continued)	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	14,600,000	06/21/07	$376,680	$319,541	0.1%
	Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Deutsche Bank AG, Frankfurt	4,200,000	06/19/07	18,586	20,915	0.0%
					$3,763,670	1.0%
	Call Options
	Call Swaption OTC — Lehman Brothers Special Financing Inc. 3 Month USD-LIBOR — Fund Pays Floating Strike @ 5.000%-Exp 12/20/07	16,700,000	09/20/06	108,216	20,524	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.900%*Exp 10/25/07	11,700,000	10/25/06	47,093	5,690	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 6 Month GBP-LIBOR — Fund Pays Floating Strike @ 5.1835%-Exp 09/14/07	24,000,000	11/07/06	137,206	21	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 5.000%-Exp 02/01/08	10,400,000	01/22/07	51,571	16,681	0.0%
	Call Option OTC — Citibank USD vs JPY Strike @ 121-Exp 01/18/08	1,400,000	01/18/07	13,958	23,286	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 5.000%-Exp 08/08/07	206,700,000	02/20/07	196,365	453	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.750%-Exp 12/15/08	9,000,000	05/25/07	31,770	20,428	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 5.000%-Exp 12/15/08	21,000,000	06/15/07	59,790	71,065	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.750%-Exp 03/31/08	229,900,000	03/12/07	1,369,800	283,904	0.1%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.900%-Exp 08/08/07	18,100,000	01/05/07	40,951	5	0.0%
	Call Swaption OTC — Barclay's Bank PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.750%-Exp 02/01/08	10,500,000	03/06/07	30,188	3,111	0.0%
	Call Option OTC — Credit Suisse USD vs JPY Strike @ 103.80-Exp 03/17/10	1,800,000	03/20/07	78,413	139,325	0.1%
	Call Option OTC — Credit Suisse USD vs JPY Strike @ 104-Exp 03/17/10	3,000,000	03/20/07	127,785	228,582	0.1%
	Call Swaption OTC — Lehman Brothers Special Financing Inc. 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.750%-Exp 09/26/08	30,000,000	05/22/07	106,350	59,020	0.0%
	Call Option OTC — The Royal Bank of Scotland PLC USD vs JPY Strike @ 105.40-Exp 03/31/10	1,100,000	04/12/07	46,145	74,014	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.750%-Exp 09/26/08	26,200,000	05/23/07	93,665	51,544	0.0%
	Call Swaption OTC — Barclay's Bank PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 5.250%-Exp 08/08/07	8,000,000	06/28/07	7,400	6,626	0.0%
					$1,004,279	0.3%
	Put Options OTC
	Put Option OTC — Credit Suisse USD vs JPY Strike @ 103.80-Exp 03/17/10	1,800,000	03/20/07	78,413	44,356	0.0%
	Put Option OTC — Credit Suisse USD vs JPY Strike @ 104-Exp 03/17/10	3,000,000	03/20/07	127,785	74,997	0.0%
	Put Option OTC — The Royal Bank of Scotland PLC USD vs JPY Strike @ 105.40-Exp 03/31/10	1,100,000	04/12/07	46,145	31,119	0.0%
					$150,472	0.0%
Total for PIMCO Total Return					$5,826,766	1.5%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 12 — REORGANIZATIONS

On January 13, 2007, UBS U.S. Large Cap Equity, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of ING Goldman Sachs Structured Equity Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan or reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 10 – Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforward (000's)	Acquired Portfolio Unrealized Appreciation (000's)	Conversion Ratio
UBS U.S. Large	ING Goldman Sachs
Cap Equity	Structured Equity
	Portfolio
Class I	Class I	$1	$359,756	$—	$—	0.89
Class S	Class S	33,300	29,312	—	4,276	0.91
Class ADV	Class ADV	3,083	4,235	—	(237)	0.89
		$36,384	$393,303	$—	$4,039

The net assets of UBS U.S. Large Cap Equity after the acquisition were approximately $426,687,347.

On December 16, 2006, Neuberger Berman Partners, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of ING Eagle Asset Capital Appreciation Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan or reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 10 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Portfolio Unrealized Appreciation (000's)	Conversion Ratio
Neuberger	ING Eagle Asset
Berman	Capital Appreciation
	Portfolio	$178,457	$237,795	$24,622	1.60

The net assets of Neuberger Berman Partners after the acquisition were approximately $416,252,210.

On April 29, 2006, Fundamental Research, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of USLICO Series Fund — The Stock Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan or reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 10 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Portfolio Unrealized Appreciation (000's)	Conversion Ratio
Fundamental	USLICO Series
Research	Fund — The Stock
	Portfolio	$17,723	$59,979	$1,478	0.85

The net assets of Fundamental Research after the acquisition were approximately $77,702,010.

NOTE 13 — CONCENTRATION OF RISKS

Non-Diversified. Certain Portfolios are each classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers may cause the Portfolios' share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Portfolio may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Portfolio. Foreign investments may also subject a Portfolio to foreign

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — CONCENTRATION OF RISKS (continued)

government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Portfolio investments.

NOTE 14 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2007, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Value of Collateral
American Century Large Company Value	$10,126,747	$10,461,000
American Century Small-Mid Cap Value	19,251,365	19,998,000
JPMorgan International	75,755,027	78,243,000
JPMorgan Mid Cap Value	47,074,665	48,515,000
Legg Mason Partners Aggressive Growth	246,285,077	255,327,000
OpCap Balanced Value	11,863,960	12,239,000
Oppenheimer Global	351,130,305	370,819,000
Oppenheimer Strategic Income	36,393,027	37,320,000
PIMCO Total Return	1,915,893	2,450,000
T. Rowe Price Diversified Mid Cap Growth	312,622,787	320,722,000
T. Rowe Price Growth Equity	222,093,473	227,641,000
Thornburg Value	45,748,450	46,981,000
UBS U.S. Large Cap Equity	80,946,074	83,167,000
Van Kampen Comstock	114,449,014	117,550,000

NOTE 15 — REVERSE REPURCHASE AGREEMENT

During the six months ended June 30, 2007, Lord Abbett U.S. Government Securities entered into reverse repurchase agreements that had an average daily balance outstanding of $2,302,350 with an average interest rate of 4.368% and paid interest of $50,563. At June 30, 2007, the reverse repurchase outstanding for the Portfolio was as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date
$1,408,500	Morgan Stanley	4.865%	Open

NOTE 16 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
American Century Large Company Value	$—	$1,442,728	$5,001,000
American Century Small-Mid Cap	—	240,929	129,233
Baron Small Cap Growth	—	—	3,909,366
Davis Venture Value	—	8,611	8,145,412
Fundamental Research	—	970,069	834,515
JPMorgan International	—	8,268,330	—
JPMorgan Mid Cap Value	—	32,332	1,419,959
Legg Mason Partners Large Cap Growth	—	751,416	46,086
Lord Abbett U.S. Government Securities	—	2,118,999	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 16 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS (continued)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Neuberger Berman Regency	$—	$74,796	$4,335
OpCap Balanced Value	—	846,794	—
Oppenheimer Global	—	1,762,925	3,772,651
Oppenheimer Strategic Income	—	1,475,398	—
PIMCO Total Return	—	6,393,248	—
Pioneer High Yield	3,807,120	4,983,683	13,591
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
T. Rowe Price Diversified Mid Cap Growth	$—	$23,217,817	$2,313,848
T. Rowe Price Growth Equity	—	2,793,872	2,121,134
Templeton Foreign Equity	—	503,330	—
Thornburg Value	—	883,174	—
UBS U.S. Large Cap Equity	—	2,429,180	—
UBS U.S. Small Cap Growth	—	233,673	—
Van Kampen Comstock	—	19,664,407	29,268,151
Van Kampen Equity and Income	—	52,527,804	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation	Post-October Capital Losses Deferred	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
American Century Large Company Value	$2,654,374	$6,876,874	$13,397,867	$—	$—	$—	—
American Century Small-Mid Cap	9,399,267	4,373,141	4,185,621	—	(7,908)	—	—
Baron Asset	—	—	1,129,384	(183)	—	(218,154)	2014
Baron Small Cap Growth	—	—	111,036,219	—	—	(1,497,637)	2014
Columbia Small Cap Value II	168,887	—	5,118,636	—	—	(745,669)	2014
Davis Venture Value	1,726,719	89,859	19,660,459	—	—	—	—
Fundamental Research	2,063,759	1,100,251	6,209,412	—	—	(2,140,134)	2008
						(1,063,078)	2009
						(322,313)	2010
						$(3,525,525)
JPMorgan International	14,128,261	—	315,011,571	—	—	(8,746,321)	2009
						(70,771,343)	2010
						$(79,517,664)
JPMorgan Mid Cap Value	4,091,938	10,561,808	28,965,164	—	—	—	—
Legg Mason Partners Aggressive Growth	—	—	359,778,822	—	—	(237,859,439)	2010
Legg Mason Partners Large Cap Growth	—	515,637	5,570,339	—	—	—	—
Lord Abbett U.S. Government Securities	—	—	373,401	—	—	(263,112)	2014
Neuberger Berman Partners	3,735,119	17,333,506	18,896,917	—	(2,515)	—	—
Neuberger Berman Regency	32,091	1,085	737,783	—	—	—	—
OpCap Balanced Value	2,111,568	7,271,057	6,258,871	—	—	—	—
Oppenheimer Global	53,582,617	86,867,057	600,700,264	—	—	—	—
Oppenheimer Strategic Income	20,460,903	—	8,501,644	—	—	(711,170)	2013
PIMCO Total Return	14,035,171	—	324,567	—	—	(1,828,225)	2013
						(1,713,823)	2014
						$(3,542,048)
Pioneer High Yield	—	—	2,568,320	—	—	—	—
T. Rowe Price Diversified Mid Cap Growth	19,199,095	78,160,440	141,735,276	—	—	—	—
T. Rowe Price Growth Equity	18,401,380	59,098,234	228,534,316	—	—	—	—
Templeton Foreign Equity	23,598	—	5,670,567	—	—	—	—
Thornburg Value	926,863	—	22,115,513	—	—	(56,380,893)	2009
						(113,367,765)	2010
						$(169,748,658)
UBS U.S. Large Cap Equity	3,083,237	—	54,326,627	—	—	(70,855,496)	2010
UBS U.S. Small Cap Growth	244,197	—	355,959	—	—	—	—
Van Kampen Comstock	17,869,003	26,161,222	111,337,538	—	—	—	—
Van Kampen Equity and Income	32,038,608	19,564,855	112,381,900	—	—	—	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 16 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS (continued)

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the "Code") and U.S. Treasury regulations, the Portfolios must meet various technical requirements relating to fund administration, portfolio investments, and "eligible investors" in the Portfolios. Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolios as investment options. The failure of the Portfolios to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolios as investment options, and unanticipated costs associated with remedying a failure. It was disclosed in the Portfolios' Annual Report for the year ended December 31, 2006, that an affiliate of a Portfolios' investment adviser may have failed to limit the availability of American Century Large Company Value, American Century Small-Mid Cap Value, Baron Small Cap Growth, Davis Venture Value, JPMorgan Mid Cap Value, Legg Mason Partners Aggressive Growth, Oppenheimer Strategic Income, PIMCO Total Return, T. Rowe Price Growth Equity, UBS U.S. Large Cap Equity, UBS U.S. Small Cap Growth and Van Kampen Comstock for investment to "eligible investors" under the Code. Subsequent to the issuance of the Portfolios' Annual Report, Management determined that it was more likely than not that there had been no adverse tax or other financial consequences to the Portfolios.

NOTE 17 — SUBSEQUENT EVENTS

On July 12, 2007, the Board approved changing Davis Venture Value's name from ING Davis Venture Value Portfolio to ING Davis New York Venture Portfolio, effective on or about August 20, 2007.

On July 12, 2007, the Board approved a proposal to reorganize Fundamental Research into ING VP Growth and Income Portfolio ("Reorganization"). The proposed Reorganization is subject to approval by shareholders of the Fundamental Research. If shareholder approval is obtained at a Special Meeting of Shareholders that is scheduled to take place on or about October 30, 2007, it is expected that the Reorganization shall close on November 10, 2007, or such other date as the parties to the Reorganization may agree, at 4:00 p.m. Eastern Time (the "Closing Date"). Shareholders will be notified if the Reorganization is not approved.

Effective July 27, 2007, the Distributor has voluntary agreed to waive all or a portion of the service fee for Baron Small Cap Growth so that net total expenses do not exceed 1.31% through July 27, 2009.

Dividends. Subsequent to June 30, 2007, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
American Century Large Company Value
Class I	$0.2557	$0.1374	$0.9673	August 3, 2007	July 31, 2007
Class S	$0.2005	$0.1374	$0.9673	August 3, 2007	July 31, 2007
Class ADV	$0.1578	$0.1374	$0.9673	August 3, 2007	July 31, 2007
American Century Small-Mid Cap Value
Class I	$0.0896	$1.1643	$0.5727	August 3, 2007	July 31, 2007
Class S	$0.0552	$1.1643	$0.5727	August 3, 2007	July 31, 2007
Class ADV	$0.0254	$1.1643	$0.5727	August 3, 2007	July 31, 2007
Columbia Small Cap Value II
Class I	$0.0165	$—	$—	August 3, 2007	July 31, 2007
Class S	$0.0119	$—	$—	August 3, 2007	July 31, 2007
Class ADV	$0.0169	$—	$—	August 3, 2007	July 31, 2007
Davis Venture Value
Class I	$0.0721	$0.0701	$0.0069	August 3, 2007	July 31, 2007
Class S	$0.0513	$0.0701	$0.0069	August 3, 2007	July 31, 2007
Class ADV	$—	$0.0701	$0.0069	August 3, 2007	July 31, 2007
Fundamental Research
Class I	$0.1070	$0.1571	$0.1333	August 3, 2007	July 31, 2007
Class S	$0.0710	$0.1571	$0.1333	August 3, 2007	July 31, 2007
Class ADV	$0.0412	$0.1571	$0.1333	August 3, 2007	July 31, 2007
JPMorgan International
Class I	$0.3746	$—	$—	August 3, 2007	July 31, 2007
Class S	$0.3074	$—	$—	August 3, 2007	July 31, 2007
Class ADV	$0.3392	$—	$—	August 3, 2007	July 31, 2007
JPMorgan Mid Cap Value
Class I	$0.1239	$0.1480	$0.6541	August 3, 2007	July 31, 2007
Class S	$0.0889	$0.1480	$0.6541	August 3, 2007	July 31, 2007
Class ADV	$0.0722	$0.1480	$0.6541	August 3, 2007	July 31, 2007
Legg Mason Partners Large Cap Growth
Class I	$—	$—	$0.1625	August 3, 2007	July 31, 2007
Class S	$—	$—	$0.1625	August 3, 2007	July 31, 2007
Class ADV	$—	$—	$0.1625	August 3, 2007	July 31, 2007

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Neuberger Berman Partners
Class I	$0.0329	$0.0699	$0.4651	August 3, 2007	July 31, 2007
Class S	$0.0269	$0.0699	$0.4651	August 3, 2007	July 31, 2007
Class ADV	$0.0330	$0.0699	$0.4651	August 3, 2007	July 31, 2007
Neuberger Berman Regency
Class I	$—	$0.0184	$0.0009	August 3, 2007	July 31, 2007
Class S	$—	$0.0184	$0.0009	August 3, 2007	July 31, 2007
Class ADV	$—	$0.0184	$0.0009	August 3, 2007	July 31, 2007
OpCap Balanced Value
Class I	$0.2536	$0.2245	$1.4712	August 3, 2007	July 31, 2007
Class S	$0.2043	$0.2245	$1.4712	August 3, 2007	July 31, 2007
Class ADV	$0.0783	$0.2245	$1.4712	August 3, 2007	July 31, 2007
Oppenheimer Global
Class I	$0.1903	$0.1573	$0.5554	August 3, 2007	July 31, 2007
Class S	$0.1708	$0.1573	$0.5554	August 3, 2007	July 31, 2007
Class ADV	$0.1068	$0.1573	$0.5554	August 3, 2007	July 31, 2007
Oppenheimer Strategic Income
Class I	$0.5199	$—	$—	August 3, 2007	July 31, 2007
Class S	$0.4946	$—	$—	August 3, 2007	July 31, 2007
Class ADV	$0.5059	$—	$—	August 3, 2007	July 31, 2007
PIMCO Total Return
Class I	$0.4114	$—	$—	August 3, 2007	July 31, 2007
Class S	$0.3873	$—	$—	August 3, 2007	July 31, 2007
Class ADV	$0.3631	$—	$—	August 3, 2007	July 31, 2007
Pioneer High Yield
Class I	$0.0520	$—	$—	August 1, 2007	Daily
Class S	$0.0499	$—	$—	August 1, 2007	Daily
Class ADV	$0.0477	$—	$—	August 1, 2007	Daily
T. Rowe Price Diversified Mid Cap Growth
Class I	$0.0192	$0.1598	$0.7243	August 3, 2007	July 31, 2007
Class S	$—	$0.1598	$0.7243	August 3, 2007	July 31, 2007
Class ADV	$—	$0.1598	$0.7243	August 3, 2007	July 31, 2007
T. Rowe Price Growth Equity
Class I	$0.3092	$0.4819	$2.4461	August 3, 2007	July 31, 2007
Class S	$0.1318	$0.4819	$2.4461	August 3, 2007	July 31, 2007
Class ADV	$0.0307	$0.4819	$2.4461	August 3, 2007	July 31, 2007
Templeton Foreign Equity
Class I	$0.0040	$0.0028	$—	August 3, 2007	July 31, 2007
Class S	$—	$0.0028	$—	August 3, 2007	July 31, 2007
Class ADV	$0.0044	$0.0028	$—	August 3, 2007	July 31, 2007
Thornburg Value
Class I	$0.1542	$—	$—	August 3, 2007	July 31, 2007
Class S	$0.1470	$—	$—	August 3, 2007	July 31, 2007
Class ADV	$0.1330	$—	$—	August 3, 2007	July 31, 2007
UBS U.S. Large Cap Equity
Class I	$0.0769	$—	$—	August 3, 2007	July 31, 2007
Class S	$0.0684	$—	$—	August 3, 2007	July 31, 2007
Class ADV	$0.0695	$—	$—	August 3, 2007	July 31, 2007
UBS U.S. Small Cap Growth
Class I	$—	$0.0783	$—	August 3, 2007	July 31, 2007
Class S	$—	$0.0783	$—	August 3, 2007	July 31, 2007
Class ADV	$—	$0.0783	$—	August 3, 2007	July 31, 2007
Van Kampen Comstock
Class I	$0.2050	$0.0352	$0.3282	August 3, 2007	July 31, 2007
Class S	$0.1639	$0.0352	$0.3282	August 3, 2007	July 31, 2007
Class ADV	$0.1559	$0.0352	$0.3282	August 3, 2007	July 31, 2007
Van Kampen Equity and Income
Class I	$0.9743	$0.3175	$0.7819	August 3, 2007	July 31, 2007
Class S	$0.8940	$0.3175	$0.7819	August 3, 2007	July 31, 2007
Class ADV	$0.7846	$0.3175	$0.7819	August 3, 2007	July 31, 2007

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 18 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the "SEC") has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds' semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolio has analyzed the tax positions of the Portfolio. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolio is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 19 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

In 2004, DSL (formerly known as, ILIAC) reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, DSL and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSL has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep, including DSL (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 19 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004, DSL reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•  Aeltus Investment Management, Inc. (a predecessor entity to ING IM) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters and the AWC, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. DSL reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 19 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of DSL entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of DSL entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

ING AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 95.5%
		Aerospace/Defense: 0.9%
13,900		Northrop Grumman Corp.	$1,082,393
			1,082,393
		Agriculture: 1.1%
18,700		Altria Group, Inc.	1,311,618
			1,311,618
		Apparel: 0.7%
8,900		VF Corp.	815,062
			815,062
		Banks: 11.7%
89,100		Bank of America Corp.	4,356,099
26,400	@	Bank of New York Co., Inc.	1,094,016
18,700	L	National City Corp.	623,084
10,100		PNC Financial Services Group, Inc.	722,958
45,500		US Bancorp.	1,499,225
37,400	L	Wachovia Corp.	1,916,750
88,700		Wells Fargo & Co.	3,119,579
			13,331,711
		Beverages: 2.0%
26,300		Coca-Cola Co.	1,375,753
26,300		Pepsi Bottling Group, Inc.	885,784
			2,261,537
		Biotechnology: 0.5%
9,400	@	Amgen, Inc.	519,726
			519,726

Shares			Value
		Chemicals: 2.2%
20,900	L	EI DuPont de Nemours & Co.	$1,062,556
18,500	L	PPG Industries, Inc.	1,408,035
			2,470,591
		Commercial Services: 1.3%
27,600	L	H&R Block, Inc.	645,012
20,400		RR Donnelley & Sons Co.	887,604
			1,532,616
		Computers: 2.7%
37,800		Hewlett-Packard Co.	1,686,636
13,000		International Business Machines Corp.	1,368,250
			3,054,886
		Diversified Financial Services: 10.5%
103,000		Citigroup, Inc.	5,282,870
43,800		Freddie Mac	2,658,660
22,900		Merrill Lynch & Co., Inc.	1,913,982
24,900		Morgan Stanley	2,088,612
			11,944,124
		Electric: 2.6%
21,500		Exelon Corp.	1,560,900
29,300	L	PPL Corp.	1,370,947
			2,931,847
		Environmental Control: 0.6%
17,900		Waste Management, Inc.	698,995
			698,995
		Food: 1.8%
23,300		Kroger Co.	655,429
46,600	@@	Unilever NV ADR	1,445,532
			2,100,961
		Forest Products & Paper: 1.1%
15,700		Weyerhaeuser Co.	1,239,201
			1,239,201
		Gas: 0.5%
26,400		NiSource, Inc.	546,744
			546,744
		Healthcare-Products: 1.7%
30,900		Johnson & Johnson	1,904,058
			1,904,058
		Healthcare-Services: 0.3%
6,000		Quest Diagnostics	309,900
			309,900
		Housewares: 0.6%
23,400	L	Newell Rubbermaid, Inc.	688,662
			688,662
		Insurance: 6.9%
22,400		Allstate Corp.	1,377,824
32,200		American International Group, Inc.	2,254,966
13,700	L	Hartford Financial Services Group, Inc.	1,349,587
17,900		Loews Corp.	912,542

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
21,000		Marsh & McLennan Cos., Inc.	$648,480
11,100	L	MGIC Investment Corp.	631,146
10,600		Torchmark Corp.	710,200
			7,884,745
		Iron/Steel: 0.4%
7,900		Nucor Corp.	463,335
			463,335
		Machinery-Construction & Mining: 0.5%
7,800		Caterpillar, Inc.	610,740
			610,740
		Machinery-Diversified: 0.7%
6,700		Deere & Co.	808,958
			808,958
		Media: 3.6%
20,900	L	Gannett Co., Inc.	1,148,455
98,400		Time Warner, Inc.	2,070,336
21,400	@	Viacom - Class B	890,882
			4,109,673
		Miscellaneous Manufacturing: 5.7%
15,600		Dover Corp.	797,940
60,600		General Electric Co.	2,319,768
20,400	@@	Ingersoll-Rand Co.	1,118,328
8,400		Parker Hannifin Corp.	822,444
41,500	@	Tyco International Ltd.	1,402,285
			6,460,765
		Office/Business Equipment: 0.6%
39,700	@	Xerox Corp.	733,656
			733,656
		Oil & Gas: 12.9%
39,300		Chevron Corp.	3,310,632
28,800		ConocoPhillips	2,260,800
5,700		Devon Energy Corp.	446,253
65,100		ExxonMobil Corp.	5,460,588
39,600	@@	Royal Dutch Shell PLC ADR	3,215,520
			14,693,793
		Oil & Gas Services: 0.4%
3,900	@,L	National Oilwell Varco, Inc.	406,536
			406,536
		Pharmaceuticals: 6.0%
29,600		Abbott Laboratories	1,585,080
13,200		Eli Lilly & Co.	737,616
15,700		Merck & Co., Inc.	781,860
81,600		Pfizer, Inc.	2,086,512
29,700		Wyeth	1,702,998
			6,894,066
		Retail: 4.4%
13,600		Best Buy Co., Inc.	634,712
34,200		Gap, Inc.	653,220
26,400		Home Depot, Inc.	1,038,840
19,100		McDonald's Corp.	969,516

Shares			Value
25,800		Staples, Inc.	$612,234
24,100		Wal-Mart Stores, Inc.	1,159,451
			5,067,973
		Savings & Loans: 1.5%
41,200	L	Washington Mutual, Inc.	1,756,768
			1,756,768
		Semiconductors: 0.8%
17,200	L	Applied Materials, Inc.	341,764
23,800		Intel Corp.	565,488
			907,252
		Software: 2.6%
8,900	@,L	Fiserv, Inc.	505,520
59,000		Microsoft Corp.	1,738,730
37,000	@	Oracle Corp.	729,270
			2,973,520
		Telecommunications: 5.7%
86,200		AT&T, Inc.	3,577,300
15,900	L	Motorola, Inc.	281,430
50,600	L	Sprint Nextel Corp.	1,047,926
39,800		Verizon Communications, Inc.	1,638,566
			6,545,222
		Total Common Stock (Cost $96,463,215 )	109,061,634
Principal Amount			Value
SHORT-TERM INVESTMENTS:12.8%
		U.S. Government Agency Obligations: 3.6%
$4,095,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	4,093,954
		Total U.S. Government Agency Obligations (Cost $4,093,954)	4,093,954
		Securities Lending Collateralcc: 9.2%
10,461,000		The Bank of New York Institutional Cash Reserves Fund	10,461,000
		Total Securities Lending Collateral (Cost $10,461,000)	10,461,000
		Total Short-Term Investments (Cost $14,554,954)	14,554,954

Total Investments in Securities (Cost $111,018,169)*	108.3%	$123,616,588
Other Assets and Liabilities - Net	(8.3)	(9,475,615)
Net Assets	100.0%	$114,140,973

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase.

*  Cost for federal income tax purposes is $111,601,957.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,692,246
Gross Unrealized Depreciation	(677,615)
Net Unrealized Appreciation	$12,014,631

ING American Century Large Company Value Portfolio Open Futures Contracts on June 30, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Depreciation
Long Contracts
S&P 500 E-Mini	28	2,121,560	09/21/07	$(24,109)
				$(24,109)

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 93.7%
		Aerospace/Defense: 1.8%
9,400	@,L	Aerovironment, Inc.	$193,734
5,800	@,L	Alliant Techsystems, Inc.	575,070
3,600		Curtiss-Wright Corp.	167,796
9,000		DRS Technologies, Inc.	515,430
7,200	L	EDO Corp.	236,664
4,000	@	Moog, Inc.	176,440
1,896		Northrop Grumman Corp.	147,642
			2,012,776
		Agriculture: 0.2%
2,700		Universal Corp.	164,484
			164,484
		Airlines: 1.2%
10,600	@,L	Alaska Air Group, Inc.	295,316
12,400		Skywest, Inc.	295,492
48,819		Southwest Airlines Co.	727,891
			1,318,699
		Apparel: 0.7%
5,500		Oxford Industries, Inc.	243,870
17,900		Wolverine World Wide, Inc.	496,009
			739,879
		Auto Manufacturers: 0.3%
7,900	@,L	ASV, Inc.	136,512
11,200		Wabash National Corp.	163,856
			300,368

Shares			Value
		Auto Parts & Equipment: 1.3%
4,600		American Axle & Manufacturing Holdings, Inc.	$136,252
20,000	L	ArvinMeritor, Inc.	444,000
5,625	@@	Autoliv, Inc.	319,894
13,000	@	Commercial Vehicle Group, Inc.	242,190
5,700		Superior Industries International	124,032
4,000	@,L	Tenneco, Inc.	140,160
			1,406,528
		Banks: 8.4%
2,692		Bancorpsouth, Inc.	65,846
10,711		BB&T Corp.	435,723
12,600		Central Pacific Financial Corp.	415,926
8,600		Chemical Financial Corp.	222,482
4,300		City National Corp.	327,187
2,404		Commerce Bancshares, Inc.	108,901
6,300	L	Cullen/Frost Bankers, Inc.	336,861
3,175		Fifth Third Bancorp.	126,270
23,300		First Midwest Bancorp., Inc.	827,383
7,800		FirstMerit Corp.	163,254
57,600		Fulton Financial Corp.	830,592
21,900		Hanmi Financial Corp.	373,614
9,723		Marshall & Ilsley Corp.	463,106
15,800		Pacific Capital Bancorp.	426,284
5,000	L	Provident Bankshares Corp.	163,900
73,310		South Financial Group, Inc.	1,659,738
29,900		Sterling Bancshares, Inc.	338,169
10,398		SunTrust Banks, Inc.	891,525
20,700		TCF Financial Corp.	575,460
3,600		United Bankshares, Inc.	114,480
3,800		Webster Financial Corp.	162,146
3,900		Wilmington Trust Corp.	161,889
1,859		Zions Bancorp.	142,976
			9,333,712
		Beverages: 1.0%
6,098		Anheuser-Busch Cos., Inc.	318,072
18,864		Coca-Cola Enterprises, Inc.	452,736
9,462		Pepsi Bottling Group, Inc.	318,680
			1,089,488
		Biotechnology: 0.3%
1,700	@,L	Bio-Rad Laboratories, Inc.	128,469
2,104	@	Bio-Rad Laboratories, Inc.	158,999
			287,468
		Building Materials: 0.8%
3,600	@	Genlyte Group, Inc.	282,744
3,800	L	Lennox International, Inc.	130,074
9,500		LSI Industries, Inc.	170,050
8,268		Masco Corp.	235,390
2,900	L	Universal Forest Products, Inc.	122,554
			940,812
		Chemicals: 2.4%
4,000		Cytec Industries, Inc.	255,080
2,642		Ecolab, Inc.	112,813
7,200		Ferro Corp.	179,496
5,700		HB Fuller Co.	170,373
13,000	@	Hercules, Inc.	255,450

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Chemicals (continued)
16,800	L	Innophos Holdings, Inc.	$240,240
10,205		Minerals Technologies, Inc.	683,225
10,797		Olin Corp.	226,737
3,271		Rohm & Haas Co.	178,858
6,500	L	Sensient Technologies Corp.	165,035
6,100		Spartech Corp.	161,955
			2,629,262
		Coal: 0.3%
14,600	@	Alpha Natural Resources, Inc.	303,534
			303,534
		Commercial Services: 3.0%
12,900		Advance America Cash Advance Centers, Inc.	228,846
51,300	@,L	Corinthian Colleges, Inc.	835,677
18,100	@,L	FTI Consulting, Inc.	688,343
8,900		Gevity HR, Inc.	172,037
4,600		Kelly Services, Inc.	126,316
6,000		MAXIMUS, Inc.	260,280
10,200	@	MPS Group, Inc.	136,374
5,802	@,L	PRA International	146,791
13,200	@	PRA International	333,960
6,300	@	Rent-A-Center, Inc.	165,249
9,400	@,L	Valassis Communications, Inc.	161,586
2,500		Watson Wyatt Worldwide, Inc.	126,200
			3,381,659
		Computers: 1.4%
9,200	@	Electronics for Imaging	259,624
4,600		Imation Corp.	169,556
7,100		Jack Henry & Associates, Inc.	182,825
24,700	@,L	Perot Systems Corp.	420,888
23,600	@,L	Rackable Systems, Inc.	291,696
6,972	@	Synopsys, Inc.	184,270
			1,508,859
		Distribution/Wholesale: 0.4%
2,279		Genuine Parts Co.	113,038
6,100	L	Owens & Minor, Inc.	213,134
2,500	@	United Stationers, Inc.	166,600
			492,772
		Diversified Financial Services: 3.0%
10,800	@	Asset Acceptance Capital Corp.	191,160
700		Bear Stearns Cos., Inc.	98,000
9,100	@,L	Cowen Group, Inc.	162,981
17,743		Freddie Mac	1,077,000
14,400	@	Knight Capital Group, Inc.	239,040
2,300	@@,L	Lazard Ltd.	103,569
9,100	L	National Financial Partners Corp.	421,421
6,300	L	Nelnet, Inc.	153,972
2,813		Nuveen Investments, Inc.	174,828
17,800	@,L	TradeStation Group, Inc.	207,370
21,500		Waddell & Reed Financial, Inc.	559,215
			3,388,556
		Electric: 4.5%
8,905		Ameren Corp.	436,434
2,600		Consolidated Edison, Inc.	117,312
2,400		Dominion Resources, Inc.	207,144
5,060	L	Empire District Electric Co.	113,192
13,300		Empire District Electric Co.	297,521

Shares			Value
17,200	L	Great Plains Energy, Inc.	$500,864
3,800	L	Idacorp, Inc.	121,752
12,913		Idacorp, Inc.	413,733
8,700	L	MGE Energy, Inc.	284,229
30,581		Portland General Electric Co.	839,143
39,304		Puget Energy, Inc.	950,371
10,100	L	Westar Energy, Inc.	245,228
5,305		Wisconsin Energy Corp.	234,640
11,600		Xcel Energy, Inc.	237,452
			4,999,015
		Electrical Components & Equipment: 0.9%
2,500		Belden Cdt, Inc.	138,375
6,794		Hubbell, Inc.	367,555
3,539	@	Littelfuse, Inc.	119,512
9,800		Molex, Inc.	294,098
3,600	@	Superior Essex, Inc.	134,460
			1,054,000
		Electronics: 1.6%
3,500	@,L	American Science & Engineering, Inc.	198,975
25,700	@	Benchmark Electronics, Inc.	581,334
8,500	@,L	Coherent, Inc.	259,335
2,244	@	Rogers Corp.	83,028
6,500		Technitrol, Inc.	186,355
15,600	@	TTM Technologies, Inc.	202,800
2,268	@	Tyco Electronics Ltd.	88,588
14,600	@	Vishay Intertechnology, Inc.	230,972
			1,831,387
		Engineering & Construction: 1.0%
5,700	@,L	Aecom Technology Corp.	141,417
1,900		Granite Construction, Inc.	121,942
6,200	@,L	Insituform Technologies, Inc.	135,222
4,000	@	Shaw Group, Inc.	185,160
5,700	@	URS Corp.	276,735
3,400	@,L	Washington Group International, Inc.	272,034
			1,132,510
		Entertainment: 1.5%
13,290		International Speedway Corp.	700,516
25,356		Speedway Motorsports, Inc.	1,013,733
			1,714,249
		Environmental Control: 1.1%
22,400		American Ecology Corp.	479,808
2,700		Metal Management, Inc.	118,989
8,662		Republic Services, Inc.	265,404
4,200	@,L	Waste Connections, Inc.	127,008
5,232		Waste Management, Inc.	204,310
			1,195,519
		Food: 3.4%
9,500		B&G Foods, Inc.	125,400
24,778		ConAgra Foods, Inc.	665,537
5,700		Corn Products International, Inc.	259,065
14,600		Del Monte Foods Co.	177,536
24,973		Diamond Foods, Inc.	438,276
2,975		General Mills, Inc.	173,800
11,193		HJ Heinz Co.	531,332
3,300		J&J Snack Foods Corp.	124,542

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
2,800		JM Smucker Co.	$178,248
3,296		Kellogg Co.	170,700
19,707		Kraft Foods, Inc.	694,672
2,900	@,L	Ralcorp Holdings, Inc.	155,005
3,100		Weis Markets, Inc.	125,581
			3,819,694
		Forest Products & Paper: 0.5%
9,300		Glatfelter	126,387
936		MeadWestvaco Corp.	33,060
4,100		Neenah Paper, Inc.	169,166
2,267		Weyerhaeuser Co.	178,934
			507,547
		Gas: 1.0%
11,000		Atmos Energy Corp.	330,660
4,657		Piedmont Natural Gas Co.	114,795
21,140		WGL Holdings, Inc.	690,010
			1,135,465
		Hand/Machine Tools: 0.7%
6,100		Kennametal, Inc.	500,383
6,900		Regal-Beloit Corp.	321,126
			821,509
		Healthcare-Products: 1.7%
3,288		Beckman Coulter, Inc.	212,668
6,700	@,L	Cutera, Inc.	166,964
2,300		Dade Behring Holdings, Inc.	122,176
4,900	@,@@,L	Orthofix International NV	220,353
5,700		Steris Corp.	174,420
34,974	@	Symmetry Medical, Inc.	559,934
3,600		Vital Signs, Inc.	199,980
9,800		Young Innovations, Inc.	285,964
			1,942,459
		Healthcare-Services: 2.2%
14,000	@	Alliance Imaging, Inc.	131,460
27,900	@,L	Amsurg Corp.	673,506
8,200	@	Community Health Systems, Inc.	331,690
4,400	@	LifePoint Hospitals, Inc.	170,192
3,100	@	Magellan Health Services, Inc.	144,057
42,200	@	Odyssey HealthCare, Inc.	500,492
8,800	@	RehabCare Group, Inc.	125,312
8,400	@,L	Skilled Healthcare Group, Inc.	130,284
2,600	@	Triad Hospitals, Inc.	139,776
1,828		Universal Health Services, Inc.	112,422
			2,459,191
		Home Builders: 0.1%
3,804		Winnebago Industries	112,294
			112,294
		Home Furnishings: 0.7%
16,700		Ethan Allen Interiors, Inc.	571,975
8,800	L	Furniture Brands International, Inc.	124,960
10,700	L	La-Z-Boy, Inc.	122,622
			819,557
		Household Products/Wares: 1.5%
21,500	@,L	ACCO Brands Corp.	495,575
5,400		American Greetings Corp.	152,982
13,200	@,L	Central Garden & Pet Co.	161,832

Shares			Value
7,100	@,L	Central Garden and Pet Co.	$83,283
2,855		Clorox Co.	177,296
8,210		Kimberly-Clark Corp.	549,167
			1,620,135
		Insurance: 7.2%
1,486		Allstate Corp.	91,404
6,168		AMBAC Financial Group, Inc.	537,788
17,500	L	American Equity Investment Life Holding Co.	211,400
2,348		Arthur J Gallagher & Co.	65,462
3,874	@@,L	Aspen Insurance Holdings Ltd.	108,743
26,400	@@	Aspen Insurance Holdings Ltd.	741,048
8,083		Chubb Corp.	437,614
4,000		Delphi Financial Group	167,280
10,700	@@,L	Endurance Specialty Holdings Ltd.	428,428
11,743		Genworth Financial, Inc.	403,959
2,700		Hanover Insurance Group, Inc.	131,733
1,553		Hartford Financial Services Group, Inc.	152,986
15,300		HCC Insurance Holdings, Inc.	511,173
4,300		Hilb Rogal & Hobbs Co.	184,298
8,856		Horace Mann Educators Corp.	188,101
6,900	@@	IPC Holdings Ltd.	222,801
12,555		Marsh & McLennan Cos., Inc.	387,698
14,677		MGIC Investment Corp.	834,534
15,300	@	National Atlantic Holdings Corp.	212,517
11,500		Phoenix Cos., Inc.	172,615
26,400	@@	Platinum Underwriters Holdings Ltd.	917,400
3,000	@,L	ProAssurance Corp.	167,010
2,900		Protective Life Corp.	138,649
8,000	@,L	Triad Guaranty, Inc.	319,440
7,000		United Fire & Casualty Co.	247,660
			7,981,741
		Internet: 0.2%
8,800	@	Avocent Corp.	255,288
			255,288
		Investment Companies: 1.8%
15,200	L	Apollo Investment Corp.	327,104
19,100		Ares Capital Corp.	321,835
19,900	L	Highland Distressed Opportunities, Inc.	283,575
6,700		Kohlberg Capital Corp.	124,285
20,400		MCG Capital Corp.	326,808
17,500	L	MVC Capital, Inc.	329,175
20,400	L	Patriot Capital Funding, Inc.	302,940
			2,015,722
		Iron/Steel: 0.7%
8,400	@	Claymont Steel Holdings, Inc.	179,676
1,500	L	Cleveland-Cliffs, Inc.	116,505
3,400		Ryerson, Inc.	128,010
7,100		Schnitzer Steel Industries, Inc.	340,374
			764,565
		Leisure Time: 0.4%
7,600	@	K2, Inc.	115,444
19,100	L	Nautilus, Inc.	229,964
2,600	L	Polaris Industries, Inc.	140,816
			486,224

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Diversified: 1.1%
5,900		Albany International Corp.	$238,596
14,700	@,L	Altra Holdings, Inc.	254,016
23,227	@	Altra Holdings, Inc.	401,363
5,900		Applied Industrial Technologies, Inc.	174,050
4,000		Briggs & Stratton Corp.	126,240
			1,194,265
		Media: 1.2%
8,000		Belo Corp.	164,720
21,500	@,L	Entravision Communications Corp.	224,245
17,200		Hearst-Argyle Television, Inc.	414,520
44,800		Journal Communications, Inc.	582,848
			1,386,333
		Metal Fabricate/Hardware: 1.6%
1,500	@	Haynes International, Inc.	126,645
9,700		Kaydon Corp.	505,564
14,400		Mueller Industries, Inc.	495,936
4,200		Quanex Corp.	204,540
12,100		Timken Co.	436,931
			1,769,616
		Mining: 0.5%
5,154		Compass Minerals International, Inc.	178,638
9,834		Newmont Mining Corp.	384,116
			562,754
		Miscellaneous Manufacturing: 1.7%
4,400	L	AO Smith Corp.	175,516
4,600		Aptargroup, Inc.	163,576
5,700		Crane Co.	259,065
20,600	@,L	Griffon Corp.	448,668
4,800		Lancaster Colony Corp.	201,072
13,000	L	Pentair, Inc.	501,410
4,800		Reddy Ice Holdings, Inc.	136,896
			1,886,203
		Office Furnishings: 0.7%
16,300		Herman Miller, Inc.	515,080
5,888		HNI, Corp.	241,408
			756,488
		Office/Business Equipment: 0.5%
11,193		Pitney Bowes, Inc.	524,056
			524,056
		Oil & Gas: 2.9%
5,768		Apache Corp.	470,611
5,200		Cimarex Energy Co.	204,932
7,300	@,L	Encore Acquisition Co.	202,940
4,000	@	Forest Oil Corp.	169,040
6,100		Helmerich & Payne, Inc.	216,062
6,070		Murphy Oil Corp.	360,801
16,740		St. Mary Land & Exploration Co.	613,019
5,000	@	Stone Energy Corp.	171,300
30,600		W&T Offshore, Inc.	856,494
			3,265,199
		Oil & Gas Services: 1.7%
9,500	@	Global Industries Ltd.	254,790
12,900	@,L	Helix Energy Solutions Group, Inc.	514,839
5,700	@	Horizon Offshore, Inc.	109,440
4,000	@,L	Hornbeck Offshore Services, Inc.	155,040
9,000	@	Key Energy Services, Inc.	166,770

Shares			Value
3,300		Lufkin Industries, Inc.	$213,015
12,000	@,@@	North American Energy Partners, Inc.	243,120
3,900	@	W-H Energy Services, Inc.	241,449
			1,898,463
		Packaging & Containers: 1.0%
33,805		Bemis Co.	1,121,650
			1,121,650
		Pharmaceuticals: 0.6%
8,400	L	Alpharma, Inc.	218,484
6,500	@,L	Par Pharmaceutical Cos., Inc.	183,495
8,500	L	Perrigo Co.	166,430
4,467	@	Watson Pharmaceuticals, Inc.	145,312
			713,721
		Pipelines: 0.2%
3,554		Equitable Resources, Inc.	176,136
			176,136
		Real Estate: 0.1%
8,700	@,L	HFF, Inc.	134,937
			134,937
		Real Estate Investment Trusts: 3.6%
18,200	L	Alesco Financial, Inc.	147,966
37,297		Annaly Capital Management, Inc.	537,823
20,408	L	Education Realty Trust, Inc.	286,324
23,300		Education Realty Trust, Inc.	326,899
34,700		Getty Realty Corp.	911,916
9,200	L	Healthcare Realty Trust, Inc.	255,576
8,800		Highland Hospitality Corp.	168,960
24,400		Lexington Corporate Properties Trust	507,520
46,100		MFA Mortgage Investments, Inc.	335,608
7,400		National Retail Properties, Inc.	161,764
6,200		Realty Income Corp.	156,178
6,500		Sunstone Hotel Investors, Inc.	184,535
			3,981,069
		Retail: 5.5%
6,300	L	Barnes & Noble, Inc.	242,361
4,600	@	BJ's Wholesale Club, Inc.	165,738
13,200		Borders Group, Inc.	251,592
5,000		Brown Shoe Co., Inc.	121,600
5,000		Casey's General Stores, Inc.	136,300
8,100		Cato Corp.	177,714
14,300	@	CEC Entertainment, Inc.	503,360
10,500	@,L	Charming Shoppes, Inc.	113,715
3,558		Costco Wholesale Corp.	208,214
12,600		Fred's, Inc.	168,588
6,100		Group 1 Automotive, Inc.	246,074
31,800	@	HOT Topic, Inc.	345,666
22,400	L	Kenneth Cole Productions, Inc.	553,280
4,200	L	Landry's Restaurants, Inc.	127,092
7,918		Lowe's Cos., Inc.	243,003
23,800	L	Pier 1 Imports, Inc.	202,062
18,700	@,L	Rare Hospitality International, Inc.	500,599
9,400	@,L	Red Robin Gourmet Burgers, Inc.	379,478
4,500		Regis Corp.	172,125
6,100	L	Ruby Tuesday, Inc.	160,613
6,150		Stage Stores, Inc.	128,904
11,100	L	Talbots, Inc.	277,833

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
21,300	L	Tuesday Morning Corp.	$263,268
11,800	@,L	United Auto Group, Inc.	251,222
6,700	@,L	Zale Corp.	159,527
			6,099,928
		Savings & Loans: 1.3%
9,100		First Niagara Financial Group, Inc.	119,210
11,100		Flagstar Bancorp., Inc.	133,755
4,500		MAF Bancorp., Inc.	244,170
39,984		Washington Federal, Inc.	972,011
			1,469,146
		Semiconductors: 2.2%
2,895		Applied Materials, Inc.	57,524
4,800	@,L	Cabot Microelectronics Corp.	170,352
8,100		Cohu, Inc.	180,225
18,600	@,L	Emulex Corp.	406,224
33,800	@	Mattson Technology, Inc.	327,860
3,500	@,L	MKS Instruments, Inc.	96,950
24,380	@	QLogic Corp.	405,927
7,400	@,L	Rudolph Technologies, Inc.	122,914
24,600	@,L	Veeco Instruments, Inc.	510,204
5,567	@,@@	Verigy Ltd.	159,272
			2,437,452
		Software: 4.8%
17,200	@	Aspen Technology, Inc.	240,800
3,900	@,L	eFunds Corp.	137,631
9,100		Fair Isaac Corp.	365,092
15,700	@,L	Lawson Software, Inc.	155,273
31,100	@,L	Neoware, Inc.	421,094
14,900	@,L	Packeteer, Inc.	116,369
72,800	@	Parametric Technology Corp.	1,573,206
75,700	@	Sybase, Inc.	1,808,473
60,000	@	Ulticom, Inc.	528,000
			5,345,938
		Telecommunications: 1.6%
13,300	@,L	Arris Group, Inc.	233,947
4,800		Atlantic Tele-Network, Inc.	137,472
1,586	@@	BCE, Inc.	60,060
55,200	@	EFJ, Inc.	297,528
29,114		Iowa Telecommunications Services, Inc.	661,761
10,263		Motorola, Inc.	181,655
7,100		Plantronics, Inc.	186,162
			1,758,585
		Textiles: 0.4%
11,000		G&K Services, Inc.	434,610
			434,610
		Toys/Games/Hobbies: 0.1%
3,200	@,L	RC2 Corp.	128,032
			128,032
		Transportation: 1.2%
2,300	L	Alexander & Baldwin, Inc.	122,153
5,300		Arkansas Best Corp.	206,541
10,500	@@,L	Double Hull Tankers, Inc.	163,695
17,612		Heartland Express, Inc.	287,076
29,300		Werner Enterprises, Inc.	590,395
			1,369,860
		Total Common Stock (Cost $98,375,900 )	104,381,368

Shares			Value
EXCHANGE-TRADED FUNDS: 3.2%
		Exchange-Traded Funds: 3.2%
10,100	L	iShares Russell 2000 Index Fund	$837,896
25,800	L	iShares Russell 2000 Value Index Fund	2,124,888
6,793		iShares S&P MidCap 400 Index Fund	606,479
		Total Exchange-Traded Funds (Cost $3,477,586 )	3,569,263
PREFERRED STOCK: 0.7%
		Insurance: 0.6%
11,900	@@,I	Aspen Insurance Holdings Ltd.	678,300
			678,300
		Real Estate Investment Trusts: 0.1%
5,200	P,I	National Retail Properties	128,908
			128,908
		Total Preferred Stock (Cost $729,728 )	807,208
		Total Long-Term Investments (Cost $102,583,214)	108,757,839

Principal Amount		Value
SHORT-TERM INVESTMENTS: 18.0%
	Securities Lending Collateralcc: 18.0%
$19,998,000	The Bank of New York Institutional Cash Reserves Fund	19,998,000
	Total Short-Term Investments (Cost $19,998,000)	19,998,000

Total Investments in Securities (Cost $122,581,214)*	115.6%	$128,755,839
Other Assets and Liabilities - Net	(15.6)	(17,355,274)
Net Assets	100.0%	$111,400,565

@  Non-income producing security

@@  Foreign Issuer

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

*  Cost for federal income tax purposes is $124,190,273.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,043,490
Gross Unrealized Depreciation	(2,477,924)
Net Unrealized Appreciation	$4,565,566

At June 30, 2007 the following forward currency contracts were outstanding for the ING American Century Small-Mid Cap Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Depreciation
Canada Dollars
CAD	50,104	Sell	7/31/07	46,775	47,071	$(296)
						$(296)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BARON ASSET PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 95.0%
		Advertising: 2.7%
11,900	@	Lamar Advertising Co.	$746,844
			746,844
		Aerospace/Defense: 1.2%
6,900	@@	Empresa Brasileira de Aeronautica SA ADR	332,649
			332,649
		Apparel: 2.0%
5,500		Polo Ralph Lauren Corp.	539,605
			539,605
		Banks: 2.0%
7,000		City National Corp.	532,630
			532,630
		Commercial Services: 7.4%
4,500		Corporate Executive Board Co.	292,095
1,200	@	Corrections Corp. of America	75,732
13,000	@	Gartner, Inc.	319,670
28,400	@	Iron Mountain, Inc.	742,092
6,700		Robert Half International, Inc.	244,550
18,000	@	SAIC, Inc.	325,260
			1,999,399
		Computers: 1.8%
6,000		Factset Research Systems, Inc.	410,100
2,000	@	IHS, Inc.	92,000
			502,100

Shares			Value
		Cosmetics/Personal Care: 0.6%
4,500	@	Bare Escentuals, Inc.	$153,675
			153,675
		Distribution/Wholesale: 1.9%
10,600		Fastenal Co.	443,716
2,000		Pool Corp.	78,060
			521,776
		Diversified Financial Services: 12.4%
6,300	@	AllianceBernstein Holding LP	548,667
32,800		Charles Schwab Corp.	673,056
1,200		Chicago Mercantile Exchange Holdings, Inc.	641,232
12,000		Eaton Vance Corp.	530,160
12,000		Jefferies Group, Inc.	323,760
9,200		Nuveen Investments, Inc.	571,780
400		Student Loan Corp.	81,560
			3,370,215
		Energy-Alternate Sources: 2.0%
11,300	@	Covanta Holding Corp.	278,545
4,000	@	Sunpower Corp.	252,200
			530,745
		Entertainment: 2.9%
5,000	@	Penn National Gaming, Inc.	300,450
13,700	@	Scientific Games Corp.	478,815
			779,265
		Environmental Control: 1.6%
10,000	@	Stericycle, Inc.	444,600
			444,600
		Food: 1.4%
9,600		Whole Foods Market, Inc.	367,680
			367,680
		Gas: 2.2%
18,500		Southern Union Co.	602,915
			602,915
		Healthcare-Products: 6.2%
7,600		Densply International, Inc.	290,776
7,500	@	Edwards Lifesciences Corp.	370,050
6,700	@	Henry Schein, Inc.	357,981
4,200	@	Idexx Laboratories, Inc.	397,446
6,000	@	Varian Medical Systems, Inc.	255,060
			1,671,313
		Healthcare-Services: 8.1%
10,900		Brookdale Senior Living, Inc.	496,713
10,600	@	Community Health Systems, Inc.	428,770
6,300	@,W	Covance, Inc.	431,928
1,800	@	Laboratory Corp. of America Holdings	140,868
8,000		Manor Care, Inc.	522,320
2,000	@	WellCare Health Plans, Inc.	181,020
			2,201,619
		Home Builders: 0.5%
5,500	@	Toll Brothers, Inc.	137,390
			137,390

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BARON ASSET PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance: 7.3%
11,000	@,@@	Arch Capital Group Ltd.	$797,940
9,000		Assurant, Inc.	530,280
14,500		Brown & Brown, Inc.	364,530
8,500		HCC Insurance Holdings, Inc.	283,985
			1,976,735
		Internet: 1.7%
11,500	@	Checkfree Corp.	462,300
			462,300
		Lodging: 5.9%
9,100		Boyd Gaming Corp.	447,629
8,700		Choice Hotels International, Inc.	343,824
3,000	@	Las Vegas Sands Corp.	229,170
6,400	@	Wynn Resorts Ltd.	574,016
			1,594,639
		Oil & Gas: 4.7%
6,100		Helmerich & Payne, Inc.	216,062
4,949	@,@@	Petroplus Holdings AG	488,714
8,300		Range Resources Corp.	310,503
4,500		XTO Energy, Inc.	270,450
			1,285,729
		Oil & Gas Services: 0.9%
2,500	@	SEACOR Holdings, Inc.	233,400
			233,400
		Pharmaceuticals: 1.4%
10,200	@	VCA Antech, Inc.	384,438
			384,438
		Real Estate: 4.6%
21,700	@	CB Richard Ellis Group, Inc.	792,050
6,500		Forest City Enterprises, Inc.	399,620
1,500		St. Joe Co.	69,510
			1,261,180
		Real Estate Investment Trusts: 1.2%
8,500		Douglas Emmett, Inc.	210,290
1,000		SL Green Realty Corp.	123,890
			334,180
		Retail: 6.2%
7,500	@	Carmax, Inc.	191,250
13,900	@	Cheesecake Factory	340,828
12,000	@	Copart, Inc.	367,080
2,200		MSC Industrial Direct Co.	121,000
7,500	@	O'Reilly Automotive, Inc.	274,125
7,200		Tiffany & Co.	382,032
			1,676,315
		Software: 0.9%
8,200		SEI Investments Co.	238,128
			238,128

Shares		Value
	Transportation: 3.3%
10,200	CH Robinson Worldwide, Inc.	$535,704
8,900	Expeditors International Washington, Inc.	367,570
		903,274

Total Investments in Securities Cost $23,284,988)*	95.0%	$25,784,738
Other Assets and Liabilities - Net	5.0	1,347,800
Net Assets	100.0%	$27,132,538

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

W  When-issued or delayed delivery security

*  Cost for federal income tax purposes is $23,305,682.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,940,211
Gross Unrealized Depreciation	(461,155)
Net Unrealized Appreciation	$2,479,056

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP  PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.5%
		Advertising: 0.1%
10,000	@	R.H. Donnelley Corp.	$757,800
			757,800
		Airlines: 0.7%
125,000	@	Allegiant Travel Co.	3,842,500
			3,842,500
		Apparel: 1.8%
350,000	@	Carter's, Inc.	9,079,000
10,000		Polo Ralph Lauren Corp.	981,100
			10,060,100
		Banks: 7.3%
80,000		Cathay General Bancorp.	2,683,200
190,000		Center Financial Corp.	3,214,800
120,000		Central Pacific Financial Corp.	3,961,200
160,000		First Republic Bank	8,585,600
75,000		Frontier Financial Corp.	1,689,750
100,000		Glacier Bancorp., Inc.	2,035,000
125,000	@	SVB Financial Group	6,638,750
299,990		UCBH Holdings, Inc.	5,480,817
145,000	@	Virginia Commerce Bancorp.	2,451,950
140,500	@	Western Alliance Bancorp.	4,193,925
			40,934,992
		Beverages: 0.9%
200,000	@	Peet's Coffee & Tea, Inc.	4,926,000
			4,926,000

Shares			Value
		Biotechnology: 0.3%
32,000	@	Charles River Laboratories International, Inc.	$1,651,840
			1,651,840
		Building Materials: 1.4%
160,000		Eagle Materials, Inc.	7,848,000
			7,848,000
		Chemicals: 0.7%
350,000	@	Symyx Technologies	4,028,500
			4,028,500
		Commercial Services: 8.7%
125,000		Chemed Corp.	8,286,250
47,100	@,W	ChoicePoint, Inc.	1,999,395
120,000	@	CoStar Group, Inc.	6,345,600
325,000		DeVry, Inc.	11,056,500
130,000		Macquarie Infrastructure Co. Trust	5,392,400
100,000	@	Morningstar, Inc.	4,702,500
150,000	@	PRA International	3,795,000
100,000	@	Senomyx, Inc.	1,350,000
56,700	@,@@	Steiner Leisure Ltd.	2,785,104
25,000		Strayer Education, Inc.	3,292,750
			49,005,499
		Distribution/Wholesale: 0.5%
80,000		Pool Corp.	3,122,400
			3,122,400
		Diversified Financial Services: 7.9%
280,000		Cohen & Steers, Inc.	12,166,000
99,600		Evercore Partners, Inc.	2,965,092
100,000	@	FCStone Group, Inc.	5,731,000
62,457		GAMCO Investors, Inc.	3,500,715
80,000		International Securities Exchange, Inc.	5,228,000
250,000		Jefferies Group, Inc.	6,745,000
145,000		National Financial Partners Corp.	6,714,950
100,000	@	Thomas Weisel Partners Group, Inc.	1,665,000
			44,715,757
		Electric: 1.1%
160,000		ITC Holdings Corp.	6,500,800
			6,500,800
		Energy-Alternate Sources: 1.6%
142,308	@	Sunpower Corp.	8,972,519
			8,972,519
		Engineering & Construction: 0.9%
200,000	@	Aecom Technology Corp.	4,962,000
			4,962,000
		Entertainment: 4.0%
75,000	@	Great Wolf Resorts, Inc.	1,068,750
200,000	@	Isle of Capri Casinos, Inc.	4,792,000
50,000	@	Penn National Gaming, Inc.	3,004,500
200,000	@	Pinnacle Entertainment, Inc.	5,630,000
150,000	@	Scientific Games Corp.	5,242,500
45,000	@	Vail Resorts, Inc.	2,739,150
			22,476,900

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP  PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 1.4%
150,000	@	Ralcorp Holdings, Inc.	$8,017,500
			8,017,500
		Gas: 0.5%
88,198		Southern Union Co.	2,874,373
			2,874,373
		Healthcare-Products: 3.2%
100,000	@	Edwards Lifesciences Corp.	4,934,000
75,000	@	Gen-Probe, Inc.	4,531,500
35,000	@	Intuitive Surgical, Inc.	4,856,950
70,000	@	Kensey Nash Corp.	1,876,700
115,000	@	PSS World Medical, Inc.	2,095,300
			18,294,450
		Healthcare-Services: 7.1%
225,000	@	Amerigroup Corp.	5,355,000
175,000	@	Centene Corp.	3,748,500
80,000	@	Community Health Systems, Inc.	3,236,000
100,000	@	Healthways, Inc.	4,737,000
35,000		Manor Care, Inc.	2,285,150
110,000	@	Nighthawk Radiology Holdings, Inc.	1,985,500
90,000	@	Odyssey HealthCare, Inc.	1,067,400
125,000	@	Skilled Healthcare Group, Inc.	1,938,750
140,000	@	Sun Healthcare Group, Inc.	2,028,600
150,000	@	WellCare Health Plans, Inc.	13,576,500
			39,958,400
		Home Builders: 0.8%
108,500		Brookfield Homes Corp.	3,156,265
40,000	@	Hovnanian Enterprises, Inc.	661,200
50,000		Standard-Pacific Corp.	876,500
			4,693,965
		Household Products/Wares: 1.1%
125,000		Church & Dwight Co., Inc.	6,057,500
			6,057,500
		Insurance: 0.9%
65,000	@,@@	Arch Capital Group Ltd.	4,715,100
10,000		Brown & Brown, Inc.	251,400
			4,966,500
		Internet: 4.5%
80,000	@	Blue Nile, Inc.	4,832,000
50,000	@	Checkfree Corp.	2,010,000
350,000	@	Emdeon Corp.	4,903,500
120,000	@	Equinix, Inc.	10,976,400
125,000	@	NetFlix, Inc.	2,423,750
			25,145,650
		Lodging: 5.9%
267,600		Ameristar Casinos, Inc.	9,296,424
225,000		Choice Hotels International, Inc.	8,892,000
125,000	@,W	Gaylord Entertainment Co.	6,705,000
45,000		Station Casinos, Inc.	3,906,000
50,000	@	Wynn Resorts Ltd.	4,484,500
			33,283,924
		Media: 1.3%
75,000	@,@@	Central European Media Enterprises Ltd.	7,318,500
			7,318,500

Shares			Value
		Miscellaneous Manufacturing: 0.7%
97,500		American Railcar Industries, Inc.	$3,802,500
			3,802,500
		Oil & Gas: 3.6%
35,000	@	Carrizo Oil & Gas, Inc.	1,451,450
215,000	@	Encore Acquisition Co.	5,977,000
200,000	@	EXCO Resources, Inc.	3,488,000
175,000		Helmerich & Payne, Inc.	6,198,500
45,000		Range Resources Corp.	1,683,450
45,000	@	Whiting Petroleum Corp.	1,823,400
			20,621,800
		Oil & Gas Services: 3.9%
80,000	@,@@	Core Laboratories NV	8,135,200
160,000	@	Dresser-Rand Group, Inc.	6,320,000
80,000	@	FMC Technologies, Inc.	6,337,600
15,000	@	SEACOR Holdings, Inc.	1,400,400
			22,193,200
		Pharmaceuticals: 0.2%
250,000	@	Depomed, Inc.	1,192,500
			1,192,500
		Real Estate: 1.8%
240,000	@	CB Richard Ellis Group, Inc.	8,760,000
75,000	@	HFF, Inc.	1,163,250
			9,923,250
		Real Estate Investment Trusts: 2.3%
100,000		Acadia Realty Trust	2,595,000
14,300	@	Alexander's, Inc.	5,780,775
201,800		CBRE Realty Finance, Inc.	2,399,402
160,000		Spirit Finance Corp.	2,329,600
			13,104,777
		Retail: 16.4%
85,000	@	Cabela's, Inc.	1,881,050
247,500	@	California Pizza Kitchen, Inc.	5,316,300
200,000	@	Carmax, Inc.	5,100,000
220,000	@	Cheesecake Factory	5,394,400
60,000	@	Chipotle Mexican Grill, Inc.	5,116,800
200,000	@	Copart, Inc.	6,118,000
200,000	@	Dick's Sporting Goods, Inc.	11,634,000
128,500	@	DSW, Inc.	4,474,370
80,000	@	Guitar Center, Inc.	4,784,800
250,000	@	J Crew Group, Inc.	13,522,500
60,000	@	Panera Bread Co.	2,763,600
75,000	@	PF Chang's China Bistro, Inc.	2,640,000
300,000	@	Select Comfort Corp.	4,866,000
100,000	@	Texas Roadhouse, Inc.	1,279,000
70,000	@	Tractor Supply Co.	3,643,500
150,000	@	Under Armour, Inc.	6,847,500
325,000	@	United Auto Group, Inc.	6,919,250
			92,301,070
		Software: 0.6%
125,000	@	Allscripts Healthcare Solutions, Inc.	3,185,000
			3,185,000
		Telecommunications: 0.5%
90,000	@	SBA Communications Corp.	3,023,100
			3,023,100

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP  PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Transportation: 1.9%
30,000		Florida East Coast Industries	$2,489,400
180,000	@	Genesee & Wyoming, Inc.	5,371,200
60,000		Landstar System, Inc.	2,895,000
			10,755,600
		Total Common Stock (Cost $404,111,539 )	544,519,166
Principal Amount			Value
CORPORATE BONDS/NOTES: 0.7%
		Lodging: 0.7%
$1,000,000	#,C	Wynn Resorts Ltd., 6.000%, due 07/15/15	3,903,750
		Total Corporate Bonds/Notes (Cost $981,874 )	3,903,750
		Total Long-Term Investments (Cost $405,093,413)	548,422,916
SHORT-TERM INVESTMENTS: 2.4%
		U.S. Government Agency Obligations: 2.4%
13,391,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	13,387,578
		Total Short-Term Investments (Cost $13,387,578)	13,387,578

Total Investments in Securities (Cost $418,480,991)*	99.6%	$561,810,494
Other Assets and Liabilities - Net	0.4	2,076,951
Net Assets	100.0%	$563,887,445

@  Non-income producing security

@@  Foreign Issuer

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

W  When-issued or delayed delivery security

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $418,721,993.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$160,644,367
Gross Unrealized Depreciation	(17,555,866)
Net Unrealized Appreciation	$143,088,501

See Accompanying Notes to Financial Statements

ING COLUMBIA  PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.8%
		Aerospace/Defense: 3.9%
38,000	@	AAR Corp.	$1,254,380
42,000	@	BE Aerospace, Inc.	1,734,600
28,000		DRS Technologies, Inc.	1,603,560
28,000	@	Esterline Technologies Corp.	1,352,680
			5,945,220
		Airlines: 0.9%
49,000	@	Alaska Air Group, Inc.	1,365,140
			1,365,140
		Apparel: 1.8%
14,000		Phillips-Van Heusen	847,980
48,000	@	Warnaco Group, Inc.	1,888,320
			2,736,300
		Auto Parts & Equipment: 2.3%
60,000		Cooper Tire & Rubber Co.	1,657,200
40,000	@	Tenneco, Inc.	1,401,600
60,000	@	Visteon Corp.	486,000
			3,544,800
		Banks: 8.3%
62,000		AmericanWest Bancorp.	1,130,260
45,000		Bancorpsouth, Inc.	1,100,700
43,000		Colonial BancGroup, Inc.	1,073,710
34,000		Community Bank System, Inc.	680,680
28,000		First Midwest Bancorp., Inc.	994,280
30,000		First State Bancorp.	638,700
40,000		Independent Bank Corp.	1,181,600
46,000		Pacific Capital Bancorp.	1,241,080

Shares			Value
42,000		Prosperity Bancshares, Inc.	$1,375,920
32,000	@	SVB Financial Group	1,699,520
40,000		UCBH Holdings, Inc.	730,800
38,000		Umpqua Holdings Corp.	893,380
			12,740,630
		Building Materials: 2.1%
83,000		Comfort Systems USA, Inc.	1,176,940
50,500		LSI Industries, Inc.	903,950
125,000	@	US Concrete, Inc.	1,086,250
			3,167,140
		Chemicals: 2.4%
53,600		Olin Corp.	1,125,600
45,000	@	Rockwood Holdings, Inc.	1,644,750
37,000	@	Terra Industries, Inc.	940,540
			3,710,890
		Commercial Services: 7.5%
38,000		ABM Industries, Inc.	980,780
61,000		Bowne & Co., Inc.	1,190,110
95,000	@	CBIZ, Inc.	698,250
21,000	@	Consolidated Graphics, Inc.	1,454,880
64,000	@	Cornell Cos., Inc.	1,571,840
40,000	@	FTI Consulting, Inc.	1,521,200
34,000		Gevity HR, Inc.	657,220
30,000	@	Integrated Electrical Services, Inc.	989,100
122,000		Stewart Enterprises, Inc.	950,380
27,500		Watson Wyatt Worldwide, Inc.	1,388,200
			11,401,960
		Computers: 2.3%
24,000		Agilysys, Inc.	540,000
50,500	@	Brocade Communications Systems, Inc.	394,910
47,000	@	Electronics for Imaging	1,326,340
29,500		MTS Systems Corp.	1,317,765
			3,579,015
		Cosmetics/Personal Care: 1.6%
20,000	@	Chattem, Inc.	1,267,600
46,000		Inter Parfums, Inc.	1,224,520
			2,492,120
		Distribution/Wholesale: 1.0%
43,000		Owens & Minor, Inc.	1,502,420
			1,502,420
		Diversified Financial Services: 2.7%
13,800	@	Affiliated Managers Group, Inc.	1,776,888
26,000	@@	Lazard Ltd.	1,170,780
24,500		National Financial Partners Corp.	1,134,595
			4,082,263
		Electric: 1.4%
22,500		Integrys Energy Group, Inc.	1,141,425
35,000		PNM Resources, Inc.	972,650
			2,114,075
		Electronics: 3.5%
50,500	@	Benchmark Electronics, Inc.	1,142,310
53,500	@	Electro Scientific Industries, Inc.	1,112,800
21,300	@	Rofin-Sinar Technologies, Inc.	1,469,700
110,000		X-Rite, Inc.	1,624,700
			5,349,510

See Accompanying Notes to Financial Statements

ING COLUMBIA  PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Energy-Alternate Sources: 1.0%
45,800	@,@@	JA Solar Holdings Co., Ltd. ADR	$1,544,834
			1,544,834
		Engineering & Construction: 0.8%
15,500	@	Washington Group International, Inc.	1,240,155
			1,240,155
		Entertainment: 2.6%
53,000	@	Bally Technologies, Inc.	1,400,260
54,000		Carmike Cinemas, Inc.	1,185,840
73,346	@	Cinemark Holdings, Inc.	1,312,160
			3,898,260
		Food: 0.6%
19,400		Sanderson Farms, Inc.	873,388
			873,388
		Forest Products & Paper: 0.8%
37,000		Rock-Tenn Co.	1,173,640
			1,173,640
		Gas: 1.6%
38,000		Atmos Energy Corp.	1,142,280
24,000		New Jersey Resources Corp.	1,224,480
			2,366,760
		Hand/Machine Tools: 1.1%
34,000		Baldor Electric Co.	1,675,520
			1,675,520
		Healthcare-Products: 1.4%
24,000		Datascope Corp.	918,720
68,000	@	Medical Action Industries, Inc.	1,228,080
			2,146,800
		Healthcare-Services: 2.9%
45,600	@	Kindred Healthcare, Inc.	1,400,832
37,000	@	LifePoint Hospitals, Inc.	1,431,160
33,600	@	Magellan Health Services, Inc.	1,561,392
			4,393,384
		Household Products/Wares: 1.9%
53,000	@,@@	Helen of Troy Ltd.	1,431,000
52,000		Tupperware Corp.	1,494,480
			2,925,480
		Insurance: 5.6%
36,000	@	Argonaut Group, Inc.	1,123,560
41,500	@@	Aspen Insurance Holdings Ltd.	1,164,905
43,000	@@	Assured Guaranty Ltd.	1,271,080
29,000		Delphi Financial Group	1,212,780
19,000		NYMAGIC, Inc.	763,800
46,000	@@	Platinum Underwriters Holdings Ltd.	1,598,500
30,000		Zenith National Insurance Corp.	1,412,700
			8,547,325
		Internet: 1.5%
130,000	@	Ariba, Inc.	1,288,300
50,000	@	i2 Technologies, Inc.	932,000
			2,220,300

Shares			Value
		Investment Companies: 0.4%
27,000		Apollo Investment Corp.	$581,040
			581,040
		Iron/Steel: 1.4%
12,000		Carpenter Technology Corp.	1,563,720
17,000		Ryerson, Inc.	640,050
			2,203,770
		Leisure Time: 0.9%
79,000		Callaway Golf Co.	1,406,990
			1,406,990
		Machinery-Diversified: 2.8%
37,500	@	AGCO Corp.	1,627,875
34,500	@	Gardner Denver, Inc.	1,467,975
100,000	@	Gerber Scientific, Inc.	1,162,000
			4,257,850
		Media: 0.8%
81,000		World Wrestling Entertainment, Inc.	1,295,190
			1,295,190
		Mining: 0.8%
46,000		Amcol International Corp.	1,256,260
			1,256,260
		Miscellaneous Manufacturing: 2.2%
24,000		Actuant Corp.	1,513,440
57,000		Barnes Group, Inc.	1,805,760
			3,319,200
		Oil & Gas: 1.1%
17,300	@	Atwood Oceanics, Inc.	1,187,126
32,400	@	EXCO Resources, Inc.	565,056
			1,752,182
		Oil & Gas Services: 3.3%
14,500	@	Dawson Geophysical Co.	891,170
42,500	@	Dresser-Rand Group, Inc.	1,678,750
40,000	@	Oil States International, Inc.	1,653,600
12,000	@	Universal Compression Holdings, Inc.	869,640
			5,093,160
		Packaging & Containers: 1.0%
61,000	@	Crown Holdings, Inc.	1,523,170
			1,523,170
		Real Estate Investment Trusts: 7.2%
16,525		Alexandria Real Estate Equities, Inc.	1,599,951
37,000		Digital Realty Trust, Inc.	1,394,160
78,000		Equity Inns, Inc.	1,747,200
28,000		LaSalle Hotel Properties	1,215,760
53,000		LTC Properties, Inc.	1,205,750
28,000		Mid-America Apartment Communities, Inc.	1,469,440
69,500		Omega Healthcare Investors, Inc.	1,100,185
35,000		Tanger Factory Outlet Centers, Inc.	1,310,750
			11,043,196

See Accompanying Notes to Financial Statements

ING COLUMBIA  PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 3.7%
54,000		Brown Shoe Co., Inc.	$1,313,280
49,000	@	Morton's Restaurant Group, Inc.	887,390
66,000	@	Pacific Sunwear of California	1,452,000
36,000		Ruby Tuesday, Inc.	947,880
38,000		Sonic Automotive, Inc.	1,100,860
			5,701,410
		Savings & Loans: 1.2%
55,000		First Niagara Financial Group, Inc.	720,500
73,000		NewAlliance Bancshares, Inc.	1,074,560
			1,795,060
		Semiconductors: 0.7%
49,000	@	Cypress Semiconductor Corp.	1,141,210
			1,141,210
		Software: 0.8%
120,000	@	Lawson Software, Inc.	1,186,800
			1,186,800
		Telecommunications: 2.5%
68,000	@	Aeroflex, Inc.	963,560
220,000	@	Cincinnati Bell, Inc.	1,271,600
26,500	@	CommScope, Inc.	1,546,275
			3,781,435
		Textiles: 0.6%
22,000		Unifirst Corp.	969,100
			969,100
		Transportation: 2.0%
51,500	@@	Arlington Tankers Ltd.	1,477,020
70,000		Eagle Bulk Shipping, Inc.	1,568,700
			3,045,720
		Trucking & Leasing: 0.9%
29,000		GATX Corp.	1,428,250
			1,428,250
		Total Common Stock (Cost $134,730,670 )	149,518,322
Principal Amount			Value
SHORT-TERM INVESTMENTS: 3.6%
		U.S. Government Agency Obligations: 3.6%
$5,426,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	5,424,613
		Total Short-Term Investments (Cost $5,424,613)	5,424,613

Total Investments in Securities (Cost $140,155,283)*	101.4%	$154,942,935
Other Assets and Liabilities - Net	(1.4)	(2,068,239)
Net Assets	100.0%	$152,874,696

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $140,178,467.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$17,690,955
Gross Unrealized Depreciation	(2,926,487)
Net Unrealized Appreciation	$14,764,468

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING DAVIS VENTURE VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 93.4%
		Advertising: 0.3%
10,300	@@	WPP Group PLC ADR	$769,925
			769,925
		Agriculture: 3.6%
142,600		Altria Group, Inc.	10,001,964
			10,001,964
		Banks: 9.0%
41,000		Commerce Bancorp., Inc.	1,516,590
378,558	@@	HSBC Holdings PLC	6,931,583
96,500		Mellon Financial Corp.	4,246,000
11,300		State Street Corp.	772,920
101,790		Wachovia Corp.	5,216,738
185,800		Wells Fargo & Co.	6,534,586
			25,218,417
		Beverages: 1.9%
41,800	@@	Diageo PLC ADR	3,482,358
37,800	@@	Heineken Holding NV	1,954,542
			5,436,900
		Building Materials: 1.3%
22,300		Martin Marietta Materials, Inc.	3,613,046
			3,613,046
		Coal: 0.4%
749,500	@,@@	China Coal Energy Co.	1,125,254
			1,125,254

Shares			Value
		Commercial Services: 3.4%
7,900	@	Apollo Group, Inc.	$461,597
249,010	@@	COSCO Pacific Ltd.	652,751
102,500		H&R Block, Inc.	2,395,425
112,500	@	Iron Mountain, Inc.	2,939,625
49,200		Moody's Corp.	3,060,240
			9,509,638
		Computers: 1.7%
106,800	@	Dell, Inc.	3,049,140
38,300		Hewlett-Packard Co.	1,708,946
			4,758,086
		Cosmetics/Personal Care: 1.5%
29,600		Avon Products, Inc.	1,087,800
49,000		Procter & Gamble Co.	2,998,310
			4,086,110
		Diversified Financial Services: 11.9%
203,700		American Express Co.	12,462,364
46,530		Ameriprise Financial, Inc.	2,957,912
111,500		Citigroup, Inc.	5,718,835
35,400	@	E*Trade Financial Corp.	781,986
192,900		JP Morgan Chase & Co.	9,346,005
21,800		Morgan Stanley	1,828,584
			33,095,686
		Electronics: 0.5%
36,400	@	Agilent Technologies, Inc.	1,399,216
			1,399,216
		Food: 0.6%
31,600		Hershey Co.	1,599,592
			1,599,592
		Food Service: 0.0%
5,486	X	FHC Delaware, Inc.	55
			55
		Healthcare-Services: 1.1%
57,800		UnitedHealth Group, Inc.	2,955,892
			2,955,892
		Holding Companies-Diversified: 0.7%
383,020	@@	China Merchants Holdings International Co., Ltd.	1,854,190
			1,854,190
		Housewares: 0.2%
5,600	@@	Hunter Douglas NV	527,511
			527,511
		Insurance: 14.5%
10,900		AMBAC Financial Group, Inc.	950,371
150,600		American International Group, Inc.	10,546,518
49,200		AON Corp.	2,096,412
62	@	Berkshire Hathaway, Inc.-Class A	6,787,450
73	@	Berkshire Hathaway, Inc.-Class B	263,165
17,830		Chubb Corp.	965,316
3,600	@@	Everest Re Group Ltd.	391,104
123,800		Loews Corp.	6,311,324
501	@	Markel Corp.	242,765
63,400	@@	Millea Holdings, Inc.	2,606,518

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING DAVIS VENTURE VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
41,500	@@	Nipponkoa Insurance Co., Ltd.	$373,581
14,600		Principal Financial Group	851,034
217,700		Progressive Corp.	5,209,561
8,600	@@	Sun Life Financial, Inc.	410,650
34,670		Transatlantic Holdings, Inc.	2,466,077
			40,471,846
		Internet: 1.8%
29,500	@	Amazon.com, Inc.	2,018,095
13,400	@	Expedia, Inc.	392,486
2,640	@	Google, Inc.	1,381,724
11,900	@	IAC/InterActiveCorp.	411,859
31,500	@	Liberty Media Holding Corp.-Interactive	703,395
			4,907,559
		Leisure Time: 1.0%
46,000		Harley-Davidson, Inc.	2,742,060
			2,742,060
		Media: 5.1%
238,250	@	Comcast Corp.-Special Class A	6,661,470
9,400		Gannett Co., Inc.	516,530
27,100	@@	Lagardere SCA	2,350,346
6,340	@	Liberty Media Holding Corp.	746,091
180,500		News Corp., Inc.-Class A	3,828,405
			14,102,842
		Mining: 1.5%
22,100	@@	BHP Billiton PLC	613,913
8,000	@@	Rio Tinto PLC	612,031
25,700		Vulcan Materials Co.	2,943,678
			4,169,622
		Miscellaneous Manufacturing: 3.5%
291,900	@	Tyco International Ltd.	9,863,301
			9,863,301
		Oil & Gas: 11.7%
51,500	@@	Canadian Natural Resources Ltd.	3,417,025
143,000		ConocoPhillips	11,225,500
79,700		Devon Energy Corp.	6,239,713
63,600		EOG Resources, Inc.	4,646,616
74,850		Occidental Petroleum Corp.	4,332,318
24,700	@	Transocean, Inc.	2,617,706
			32,478,878
		Packaging & Containers: 1.7%
152,500		Sealed Air Corp.	4,730,550
			4,730,550
		Pharmaceuticals: 1.4%
29,200		Cardinal Health, Inc.	2,062,688
37,800	@	Express Scripts, Inc.	1,890,378
			3,953,066
		Real Estate: 0.1%
77,000	@@	Hang Lung Properties Ltd.	347,756
			347,756
		Real Estate Investment Trusts: 0.8%
40,100		General Growth Properties, Inc.	2,123,295
			2,123,295

Shares			Value
		Retail: 7.5%
54,400	@	Bed Bath & Beyond, Inc.	$1,957,856
50,900	@	Carmax, Inc.	1,297,950
145,300		Costco Wholesale Corp.	8,502,956
90,927		CVS Corp.	3,314,289
36,400		Lowe's Cos., Inc.	1,117,116
7,000	@	Sears Holding Corp.	1,186,500
72,400		Wal-Mart Stores, Inc.	3,483,164
			20,859,831
		Software: 1.8%
172,900		Microsoft Corp.	5,095,363
			5,095,363
		Telecommunications: 2.1%
26,300	@@	Nokia OYJ ADR	739,293
44,600	@@	SK Telecom Co., Ltd. ADR	1,219,810
134,600		Sprint Nextel Corp.	2,787,566
44,456		Virgin Media, Inc.	1,083,393
			5,830,062
		Transportation: 0.8%
9,700	@,@@	Asciano Group	83,306
10,500	@@	Kuehne & Nagel International AG	967,081
9,700	@@	Toll Holdings Ltd.	118,866
15,840		United Parcel Service, Inc.	1,156,319
			2,325,572
		Total Common Stock (Cost $227,562,941)	259,953,085
Principal Amount			Value
SHORT-TERM INVESTMENTS: 3.3%
		Commercial Paper: 3.3%
$9,243,000	Z	Cheshman Financial Corp., 5.400%, due 07/02/07	9,240,227
		Total Short-Term Investments (Cost $9,240,227)	9,240,227

Total Investments in Securities (Cost $236,803,168)*	96.7%	$269,193,312
Other Assets and Liabilities - Net	3.3	9,285,841
Net Assets	100.0%	$278,479,153

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board Of Directors/Trustees.

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $236,843,293.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$33,654,384
Gross Unrealized Depreciation	(1,304,365)
Net Unrealized Appreciation	$32,350,019

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING FUNDAMENTAL RESEARCH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.7%
		Aerospace/Defense: 1.3%
27,800	@	BE Aerospace, Inc.	$1,148,140
			1,148,140
		Agriculture: 2.1%
27,138		Altria Group, Inc.	1,903,459
			1,903,459
		Apparel: 1.0%
25,000		Liz Claiborne, Inc.	932,500
			932,500
		Banks: 2.3%
13,535		Bank of America Corp.	661,726
23,900		People's United Financial, Inc.	423,747
15,200		State Street Corp.	1,039,680
			2,125,153
		Beverages: 1.4%
31,700	@@	Fomento Economico Mexicano SA de CV ADR	1,246,444
			1,246,444
		Commercial Services: 1.2%
33,900	@	Quanta Services, Inc.	1,039,713
			1,039,713
		Computers: 3.4%
50,500	@	Dell, Inc.	1,441,775
21,900		Hewlett-Packard Co.	977,178

Shares			Value
31,500	@@	Seagate Technology, Inc.	$685,755
2,600	X	Seagate Technology, Inc.-Escrow	—
			3,104,708
		Cosmetics/Personal Care: 2.0%
30,096		Procter & Gamble Co.	1,841,574
			1,841,574
		Diversified Financial Services: 8.6%
40,076		Citigroup, Inc.	2,055,498
41,990	@	E*Trade Financial Corp.	927,559
81,100	@@	Invesco PLC	1,044,979
35,800		JP Morgan Chase & Co.	1,734,510
17,365		Merrill Lynch & Co., Inc.	1,451,367
29,500	@	TD Ameritrade Holding Corp.	590,000
			7,803,913
		Electric: 2.5%
12,300		Exelon Corp.	892,980
16,000	@	Mirant Corp.	682,400
16,200	@	NRG Energy, Inc.	673,434
			2,248,814
		Electrical Components & Equipment: 1.6%
19,200	@	General Cable Corp.	1,454,400
			1,454,400
		Engineering & Construction: 1.5%
12,800	@	Foster Wheeler Ltd.	1,369,472
			1,369,472
		Entertainment: 1.2%
28,400		International Game Technology	1,127,480
			1,127,480
		Environmental Control: 0.7%
17,300		Waste Management, Inc.	675,565
			675,565
		Food: 1.5%
37,708		Kraft Foods, Inc.	1,329,207
			1,329,207
		Healthcare-Products: 2.7%
25,810		Johnson & Johnson	1,590,412
21,200	@	St. Jude Medical, Inc.	879,588
			2,470,000
		Healthcare-Services: 1.5%
19,500	@,W	Covance, Inc.	1,336,920
			1,336,920
		Insurance: 6.4%
19,000		American International Group, Inc.	1,330,570
13,700		MBIA, Inc.	852,414
18,700		Principal Financial Group	1,090,023
18,200		Protective Life Corp.	870,142
22,400	@@	Willis Group Holdings Ltd.	986,944
21,400		WR Berkley Corp.	696,356
			5,826,449
		Internet: 2.0%
3,400	@	Google, Inc.	1,779,492
			1,779,492

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING FUNDAMENTAL RESEARCH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Investment Companies: 1.3%
50,982	@@	KKR Private Equity Investors LP	$1,147,095
			1,147,095
		Iron/Steel: 1.3%
10,900		Allegheny Technologies, Inc.	1,143,192
			1,143,192
		Lodging: 0.8%
9,100	@	MGM Mirage	750,568
			750,568
		Media: 1.3%
55,100		News Corp., Inc.-Class A	1,168,671
			1,168,671
		Metal Fabricate/Hardware: 1.9%
14,300		Precision Castparts Corp.	1,735,448
			1,735,448
		Mining: 2.1%
5,900	@@	Alcan, Inc.	479,670
12,300		Alcoa, Inc.	498,519
11,000		Freeport-McMoRan Copper & Gold, Inc.	911,020
			1,889,209
		Miscellaneous Manufacturing: 6.4%
20,100		Cooper Industries Ltd.	1,147,509
24,900		Danaher Corp.	1,879,950
41,305		General Electric Co.	1,581,155
20,346		Roper Industries, Inc.	1,161,757
			5,770,371
		Oil & Gas: 7.6%
10,000		ConocoPhillips	785,000
31,615		ExxonMobil Corp.	2,651,866
9,000	@	Plains Exploration & Production Co.	430,290
21,400	@	Todco	1,010,294
13,500		Valero Energy Corp.	997,110
16,600		XTO Energy, Inc.	997,660
			6,872,220
		Oil & Gas Services: 1.6%
17,102		Schlumberger Ltd.	1,452,644
			1,452,644
		Pharmaceuticals: 5.7%
16,100		Abbott Laboratories	862,155
11,731	@	Medco Health Solutions, Inc.	914,901
36,600		Merck & Co., Inc.	1,822,680
25,400		Omnicare, Inc.	915,924
12,000		Wyeth	688,080
			5,203,740
		Retail: 7.0%
33,600		Best Buy Co., Inc.	1,568,112
18,100	@	Childrens Place Retail Stores, Inc.	934,684
42,600		CVS Corp.	1,552,770
18,100		Home Depot, Inc.	712,235
23,600		Macy's, Inc.	938,808
13,800		Wal-Mart Stores, Inc.	663,918
			6,370,527

Shares			Value
		Semiconductors: 4.6%
84,800		Intel Corp.	$2,014,849
20,400		Maxim Integrated Products	681,564
134,018	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,491,620
			4,188,033
		Software: 5.0%
23,300	@	Activision, Inc.	435,011
16,800	@	Adobe Systems, Inc.	674,520
22,600	@@	Infosys Technologies Ltd. ADR	1,138,588
32,379		Microsoft Corp.	954,209
69,000	@	Oracle Corp.	1,359,990
			4,562,318
		Telecommunications: 8.2%
60,400	@	Arris Group, Inc.	1,062,436
19,000	@	Ciena Corp.	686,470
42,900	@	Cisco Systems, Inc.	1,194,765
17,800	@	CommScope, Inc.	1,038,630
50,000	@@	Deutsche Telekom AG ADR	920,500
27,400		Qualcomm, Inc.	1,188,886
32,500		Verizon Communications, Inc.	1,338,025
			7,429,712
Total Common Stock (Cost $82,365,702 )			90,447,151
SHORT-TERM INVESTMENTS: 0.8%
		Mutual Fund: 0.3%
300,000	**	ING Institutional Prime Money Market Fund	300,000
		Total Mutual Fund (Cost $300,000)	300,000
Principal Amount			Value
		Repurchase Agreement: 0.5%
$396,000		Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $396,175 to be received upon repurchase (Collateralized by $850,000 Resolution Funding Corporation, Discount Note, Market Value $405,119, due 01/15/21)	396,000
		Total Repurchase Agreement (Cost $396,000)	396,000
		Total Short-Term Investments (Cost $696,000)	696,000

Total Investments in Securities (Cost $83,061,702)*	100.5%	$91,143,151
Other Assets and Liabilities - Net	(0.5)	(466,078)
Net Assets	100.0%	$90,677,073

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING FUNDAMENTAL RESEARCH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

W  When-issued or delayed delivery security

**  Investment in affiliate

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board Of Directors/Trustees.

*  Cost for federal income tax purposes is $83,242,018.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,843,394
Gross Unrealized Depreciation	(942,261)
Net Unrealized Appreciation	$7,901,133

See Accompanying Notes to Financial Statements

ING JPMORGAN   PORTFOLIO OF INVESTMENTS
INTERNATIONAL PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.0%
		Australia: 1.6%
397,009		BHP Billiton Ltd.	$11,862,920
			11,862,920
		Belgium: 1.7%
217,700		Dexia	6,800,106
129,325	L	Fortis	5,486,507
			12,286,613
		Brazil: 3.0%
292,572	L	Cia Vale do Rio Doce ADR	13,034,083
77,006	L	Petroleo Brasileiro SA ADR	9,338,518
			22,372,601
		Egypt: 0.2%
9,771		Orascom Construction Industries GDR	1,278,735
			1,278,735
		Finland: 1.5%
397,882		Nokia OYJ	11,174,629
			11,174,629
		France: 14.2%
82,350		Accor SA	7,279,804
314,378	L	AXA SA	13,513,747
101,676		BNP Paribas	12,077,442
78,529	L	Cie de Saint-Gobain	8,797,024
63,898	L	Imerys SA	6,468,473
53,423		Lafarge SA	9,736,499

Shares			Value
46,500	L	Pernod-Ricard SA	$10,266,615
108,630		Sanofi-Aventis	8,775,924
330,916	L	Total SA	26,830,082
			103,745,610
		Germany: 6.8%
37,366		BASF AG	4,888,122
191,840		Deutsche Post AG	6,210,058
51,100		E.ON AG	8,531,792
44,471	L	Linde AG	5,350,489
150,916	L	SAP AG	7,715,898
104,893		Siemens AG	15,020,855
84,337	@	Symrise	2,511,219
			50,228,433
		Hong Kong: 1.2%
700,200		Esprit Holdings Ltd.	8,896,364
			8,896,364
		Ireland: 0.7%
246,161		Bank of Ireland - Dublin Exchange	4,972,565
			4,972,565
		Italy: 5.3%
572,741		ENI S.p.A.	20,766,105
1,213,600		Intesa Sanpaolo S.p.A.	9,048,284
1,000,750	L	UniCredito Italiano S.p.A.	8,938,303
			38,752,692
		Japan: 18.4%
160,200		Astellas Pharma, Inc.	6,968,282
645,000		Bank of Yokohama Ltd.	4,517,435
151,200		Canon, Inc.	8,866,826
153,600		Daikin Industries Ltd.	5,594,581
506		East Japan Railway Co.	3,898,837
29,000		Hirose Electric Co., Ltd.	3,813,559
206,700		Honda Motor Co., Ltd.	7,505,741
414,400		Mitsubishi Corp.	10,858,123
870		Mitsubishi UFJ Financial Group, Inc.	9,587,998
224,000		Mitsui Fudosan Co., Ltd.	6,278,345
676		Mizuho Financial Group, Inc.	4,670,169
96,100		Nidec Corp.	5,638,087
503,000		Nissan Motor Co., Ltd.	5,385,066
105,900		Nitto Denko Corp.	5,337,726
190,000		Nomura Holdings, Inc.	3,690,439
114,600		Seven & I Holdings Co., Ltd.	3,275,884
103,100		Shin-Etsu Chemical Co., Ltd.	7,361,092
39,700		SMC Corp.	5,277,100
173,200		Sony Corp.	8,890,665
516,600		Sumitomo Corp.	9,418,415
834		Sumitomo Mitsui Financial Group, Inc.	7,774,887
			134,609,257
		Mexico: 0.5%
93,030		Fomento Economico Mexicano SA de CV ADR	3,657,940
			3,657,940
		Netherlands: 2.6%
169,495		Koninklijke Philips Electronics NV	7,182,682

See Accompanying Notes to Financial Statements

ING JPMORGAN  PORTFOLIO OF INVESTMENTS
INTERNATIONAL PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Netherlands (continued)
316,095		Reed Elsevier NV	$6,007,613
201,089		Wolters Kluwer NV	6,132,236
			19,322,531
		South Korea: 0.5%
11,313	#	Samsung Electronics GDR	3,465,287
			3,465,287
		Spain: 1.3%
388,130	L	Banco Bilbao Vizcaya Argentaria SA	9,491,681
			9,491,681
		Sweden: 1.4%
2,538,780	L	Telefonaktiebolaget LM Ericsson	10,126,923
			10,126,923
		Switzerland: 12.6%
406,800		ABB Ltd.	9,172,437
82,219	L	Adecco SA	6,360,636
92,319		Holcim Ltd.	9,970,232
33,869		Nestle SA	12,869,324
229,526		Novartis AG	12,885,724
65,220		Roche Holding AG	11,556,108
252,832		UBS AG-Reg	15,120,445
45,711		Zurich Financial Services AG	14,130,660
			92,065,566
		Taiwan: 0.6%
409,034		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,552,548
			4,552,548
		United Kingdom: 23.9%
919,284		Barclays PLC	12,789,916
500,429		BG Group PLC	8,203,316
108,340		BHP Billiton PLC	3,009,560
171,451		British Land Co. PLC	4,587,910
425,387		Burberry Group PLC	5,826,862
699,482		Centrica PLC	5,434,471
513,357		GlaxoSmithKline PLC	13,372,950
1,193,200		HSBC Holdings PLC	21,819,311
647,791		ICAP PLC	6,384,649
1,140,545		Kingfisher PLC	5,166,066
607,500		Man Group PLC	7,389,583
192,500		Schroders PLC	4,355,816
527,572		Smith & Nephew PLC	6,536,618
453,800		Standard Chartered PLC	14,801,762
1,679,480		Tesco PLC	14,051,704
4,975,640		Vodafone Group PLC	16,672,431
1,134,650		WM Morrison Supermarkets PLC	6,852,857
437,697		Wolseley PLC	10,504,600
508,077		WPP Group PLC	7,599,041
			175,359,423
		Total Common Stock (Cost $522,770,558 )	718,222,318

Principal Amount		Value
SHORT-TERM INVESTMENTS: 10.7%
	Securities Lending Collateralcc: 10.7%
$78,243,000	The Bank of New York Institutional Cash Reserves Fund	$78,243,000
	Total Short-Term Investments (Cost $78,243,000)	78,243,000

Total Investments in Securities (Cost $601,013,558)*	108.7%	$796,465,318
Other Assets and Liabilities - Net	(8.7)	(63,647,882)
Net Assets	100.0%	$732,817,436

@  Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

*  Cost for federal income tax purposes is $602,276,407.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$202,214,969
Gross Unrealized Depreciation	(8,026,058)
Net Unrealized Appreciation	$194,188,911
Industry	Percentage of Net Assets
Advertising	1.0%
Apparel	2.0
Auto Manufacturers	1.8
Banks	18.1
Beverages	1.9
Building Materials	5.5
Chemicals	3.5
Commercial Services	0.9
Distribution/Wholesale	4.2
Diversified Financial Services	5.0
Electric	1.2
Electronics	2.3
Engineering & Construction	1.4
Food	4.6
Gas	0.7
Hand/Machine Tools	0.7
Healthcare - Products	0.9
Home Furnishings	1.2
Insurance	3.8
Lodging	1.0
Media	1.7
Mining	3.8
Miscellaneous Manufacturing	2.0
Office/Business Equipment	1.2
Oil & Gas	8.9
Pharmaceuticals	7.3
Real Estate	0.9
Real Estate Investment Trusts	0.6
Retail	1.1
Semiconductors	1.1
Software	1.1
Telecommunications	5.2
Transportation	1.4
Short-Term Investments	10.7
Other Assets and Liabilities - Net	(8.7)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING JPMORGAN   PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.6%
		Advertising: 0.5%
44,301	@,L	Clear Channel Outdoor Holdings, Inc.	$1,255,490
			1,255,490
		Aerospace/Defense: 0.9%
24,800	@	Alliant Techsystems, Inc.	2,458,920
			2,458,920
		Apparel: 2.7%
37,200	L	Columbia Sportswear Co.	2,554,896
55,500		VF Corp.	5,082,690
			7,637,586
		Auto Manufacturers: 1.0%
46,300	L	Oshkosh Truck Corp.	2,913,196
			2,913,196
		Banks: 8.2%
19,100		Compass Bancshares, Inc.	1,317,518
41,300	L	Cullen/Frost Bankers, Inc.	2,208,311
45,400	L	M&T Bank Corp.	4,853,260
42,700		Northern Trust Corp.	2,743,048
102,400		People's United Financial, Inc.	1,815,552
168,800		Synovus Financial Corp.	5,182,159
51,800		Wilmington Trust Corp.	2,150,218
33,900	Z	ions Bancorp.	2,607,249
			22,877,315

Shares			Value
		Beverages: 2.6%
67,600	L	Brown-Forman Corp.	$4,940,208
99,350	@,L	Constellation Brands, Inc.	2,412,218
			7,352,426
		Building Materials: 0.5%
41,000	@,L	Owens Corning, Inc.	1,378,830
			1,378,830
		Chemicals: 3.1%
65,108	L	Albemarle Corp.	2,508,611
37,100		PPG Industries, Inc.	2,823,681
81,100		Sigma-Aldrich Corp.	3,460,537
			8,792,829
		Computers: 1.1%
55,600	@	NCR Corp.	2,921,224
			2,921,224
		Cosmetics/Personal Care: 0.4%
26,700	L	Estee Lauder Cos., Inc.	1,215,117
			1,215,117
		Distribution/Wholesale: 1.6%
92,800	L	Genuine Parts Co.	4,602,880
			4,602,880
		Diversified Financial Services: 2.1%
7,400	@,L	Affiliated Managers Group, Inc.	952,824
87,600	@,L	E*Trade Financial Corp.	1,935,084
13,900		Legg Mason, Inc.	1,367,482
33,200		T. Rowe Price Group, Inc.	1,722,748
			5,978,138
		Electric: 8.0%
102,300		American Electric Power Co., Inc.	4,607,592
62,900		CMS Energy Corp.	1,081,880
67,900		FirstEnergy Corp.	4,395,167
96,100		PG&E Corp.	4,353,330
54,600		PPL Corp.	2,554,734
27,600	W,L	SCANA Corp.	1,056,804
91,000		Westar Energy, Inc.	2,209,480
110,800		Xcel Energy, Inc.	2,268,076
			22,527,063
		Electrical Components & Equipment: 1.2%
84,500	W,L	Ametek, Inc.	3,352,960
			3,352,960
		Electronics: 1.8%
58,500	L	Amphenol Corp.	2,085,525
76,200	@,L	Arrow Electronics, Inc.	2,928,366
			5,013,891
		Environmental Control: 1.2%
109,250		Republic Services, Inc.	3,347,420
			3,347,420
		Food: 3.3%
33,450	@,L	Dean Foods Co.	1,066,052
116,100		Del Monte Foods Co.	1,411,776
93,300		Supervalu, Inc.	4,321,656
44,200		WM Wrigley Jr. Co.	2,444,702
			9,244,186

See Accompanying Notes to Financial Statements

ING JPMORGAN  PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Gas: 1.9%
61,900		Energen Corp.	$3,400,786
73,300		UGI Corp.	1,999,624
			5,400,410
		Healthcare-Products: 0.3%
16,478	@,L	Henry Schein, Inc.	880,420
			880,420
		Healthcare-Services: 3.6%
74,800	@	Community Health Systems, Inc.	3,025,660
109,600	@	Coventry Health Care, Inc.	6,318,440
20,600	@	Lincare Holdings, Inc.	820,910
			10,165,010
		Holding Companies-Diversified: 0.4%
42,200	L	Walter Industries, Inc.	1,222,112
			1,222,112
		Household Products/Wares: 3.5%
49,600		Clorox Co.	3,080,160
58,200		Fortune Brands, Inc.	4,793,934
45,400	@,L	Jarden Corp.	1,952,654
			9,826,748
		Insurance: 9.6%
113,100		Assurant, Inc.	6,663,852
88,361		Cincinnati Financial Corp.	3,834,867
37,800	@@	Everest Re Group Ltd.	4,106,592
18,700	L	MGIC Investment Corp.	1,063,282
195,550		Old Republic International Corp.	4,157,393
84,000	L	OneBeacon Insurance Group Ltd.	2,127,720
42,500		Principal Financial Group	2,477,325
75,200		WR Berkley Corp.	2,447,008
			26,878,039
		Internet: 0.5%
65,200	@	Liberty Media Holding Corp. - Interactive	1,455,916
			1,455,916
		Lodging: 1.0%
84,900		Hilton Hotels Corp.	2,841,603
			2,841,603
		Media: 4.1%
97,200	@	Cablevision Systems Corp.	3,517,668
94,100		Clear Channel Communications, Inc.	3,558,862
37,300	L	McClatchy Co.	944,063
4,400	L	Washington Post	3,414,796
			11,435,389
		Mining: 0.6%
13,800	L	Vulcan Materials Co.	1,580,652
			1,580,652
		Miscellaneous Manufacturing: 3.1%
65,200	L	Carlisle Cos., Inc.	3,032,452
29,100		Crane Co.	1,322,595
85,500		Dover Corp.	4,373,325
			8,728,372
		Oil & Gas: 1.6%
55,300		Devon Energy Corp.	4,329,437
			4,329,437

Shares			Value
		Oil & Gas Services: 0.8%
57,500	@,L	Helix Energy Solutions Group, Inc.	$2,294,825
			2,294,825
		Packaging & Containers: 1.4%
74,500		Ball Corp.	3,961,165
			3,961,165
		Pharmaceuticals: 1.0%
152,900	@,@@,L	Warner Chilcott Ltd.	2,765,961
			2,765,961
		Pipelines: 3.5%
18,000		Oneok, Inc.	907,380
71,600		Questar Corp.	3,784,060
162,500		Williams Cos., Inc.	5,138,250
			9,829,690
		Real Estate: 1.7%
129,750		Brookfield Properties Co. (U.S. Denominated Security)	3,154,223
24,950	L	Forest City Enterprises, Inc.	1,533,926
			4,688,149
		Real Estate Investment Trusts: 4.6%
54,400	L	iStar Financial, Inc.	2,411,552
33,000	L	Plum Creek Timber Co., Inc.	1,374,780
32,300		Public Storage, Inc.	2,481,286
95,606		Rayonier, Inc.	4,315,655
21,100		Vornado Realty Trust	2,317,624
			12,900,897
		Retail: 7.5%
71,500	L	Applebees International, Inc.	1,723,150
122,123	@,L	Autonation, Inc.	2,740,440
25,500	@	Autozone, Inc.	3,483,810
69,200		Burger King Holdings, Inc.	1,822,728
90,000		Limited Brands, Inc.	2,470,500
87,600		Staples, Inc.	2,078,748
66,200	L	Tiffany & Co.	3,512,572
113,500		TJX Cos., Inc.	3,121,250
			20,953,198
		Telecommunications: 4.2%
69,500	L	CenturyTel, Inc.	3,408,975
104,900		Citizens Communications Co.	1,601,823
60,900	L	Telephone & Data Systems, Inc.	3,504,795
222,521		Windstream Corp.	3,284,410
			11,800,003
		Transportation: 1.5%
35,900		Norfolk Southern Corp.	1,887,263
39,600	@@,L	Teekay Shipping Corp.	2,293,236
			4,180,499
		Total Common Stock (Cost $235,247,608 )	270,987,966

See Accompanying Notes to Financial Statements

ING JPMORGAN  PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 20.4%
		U.S. Government Agency Obligations: 3.1%
$8,724,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$8,721,771
		Total U.S. Government Agency Obligations (Cost $8,721,771)	8,721,771
		Securities Lending Collateralcc: 17.3%
48,515,000		The Bank of New York Institutional Cash Reserves Fund	48,515,000

Total Securities Lending Collateral (Cost $48,515,000)	48,515,000
Total Short-Term Investments (Cost $57,236,771)	57,236,771

Total Investments in Securities (Cost $292,484,379)*	117.0%	$328,224,737
Other Assets and Liabilities - Net	(17.0)	(47,643,432)
Net Assets	100.0%	$280,581,305

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

W  When-issued or delayed delivery security

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $292,858,705.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$37,912,686
Gross Unrealized Depreciation	(2,546,654)
Net Unrealized Appreciation	$35,366,032

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS   PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.9%
		Aerospace/Defense: 3.9%
535,500		L-3 Communications Holdings, Inc.	$52,152,345
			52,152,345
		Biotechnology: 16.2%
999,190	@	Amgen, Inc.	55,245,215
1,386,200	@	Biogen Idec, Inc.	74,161,700
216,900	@,L	BioMimetic Therapeutics, Inc.	3,390,147
31,700	@,L	Genentech, Inc.	2,398,422
1,066,070	@,L	Genzyme Corp.	68,654,908
34,300	@,L	Micromet, Inc.	78,204
694,700	@,L	Millennium Pharmaceuticals, Inc.	7,342,979
192,300	@,L	Vertex Pharmaceuticals, Inc.	5,492,088
			216,763,663
		Computers: 3.0%
31,500	@,L	LaserCard Corp.	343,980
519,600	@	Quantum Corp.	1,647,132
578,800	@,L	Sandisk Corp.	28,326,472
473,766	@@,L	Seagate Technology, Inc.	10,313,886
83,100	X	Seagate Technology, Inc.-Escrow	1
			40,631,471
		Diversified Financial Services: 10.6%
74,800		CIT Group, Inc.	4,101,284
121,200	L	Cohen & Steers, Inc.	5,266,140
2,696		Goldman Sachs Group, Inc.	584,358

Shares			Value
907,208		Lehman Brothers Holdings, Inc.	$67,605,140
771,160		Merrill Lynch & Co., Inc.	64,453,553
			142,010,475
		Healthcare-Products: 1.0%
224,100		Johnson & Johnson	13,809,042
			13,809,042
		Healthcare-Services: 4.9%
1,278,500		UnitedHealth Group, Inc.	65,382,490
			65,382,490
		Internet: 1.2%
748,275	@, L	Liberty Media Holding Corp.-Interactive	16,708,981
			16,708,981
		Media: 19.4%
1,173,700	@	Cablevision Systems Corp.	42,476,203
176,805	L	CBS Corp.-Class B	5,891,143
65,926		Citadel Broadcasting Corp.	425,223
166,450	@,L	Comcast Corp.-Class A	4,680,574
2,576,285	@,L	Comcast Corp.-Special Class A	72,032,927
188,210	@	Discovery Holding Co.	4,326,948
59,346	@,L	Liberty Global, Inc.	2,435,560
60,213	@,L	Liberty Global, Inc.-Series C	2,366,371
154,855	@	Liberty Media Holding Corp.	18,223,336
2,466,720	@,L	Sirius Satellite Radio, Inc.	7,449,494
2,916,530	L	Time Warner, Inc.	61,363,791
176,805	@,L	Viacom-Class B	7,360,392
860,500		Walt Disney Co.	29,377,470
91,300		World Wrestling Entertainment, Inc.	1,459,887
			259,869,319
		Miscellaneous Manufacturing: 6.7%
397,300		Pall Corp.	18,271,827
2,103,395	@,L	Tyco International Ltd.	71,073,717
			89,345,544
		Oil & Gas: 6.0%
1,556,000	L	Anadarko Petroleum Corp.	80,896,440
			80,896,440
		Oil & Gas Services: 7.2%
525,700	@	Grant Prideco, Inc.	28,298,431
1,243,800	@,L	Weatherford International Ltd.	68,707,512
			97,005,943
		Pharmaceuticals: 7.7%
132,500	@,L	Alkermes, Inc.	1,934,500
1,417,044	@,L	Forest Laboratories, Inc.	64,688,059
535,000	@,L	ImClone Systems, Inc.	18,917,600
92,400	@,L	Isis Pharmaceuticals, Inc.	894,432
317,700	@,L	King Pharmaceuticals, Inc.	6,500,142
72,600	@,L	Nabi Biopharmaceuticals	333,960
1,050	L	Pfizer, Inc.	26,849
65,832	@@,L	Teva Pharmaceutical Industries Ltd. ADR	2,715,570
410,600	L	Valeant Pharmaceuticals International	6,852,914
27,445	@	ViaCell, Inc.	151,771
			103,015,797

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS   PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 0.2%
188,300	@,L	Charming Shoppes, Inc.	$2,039,289
			2,039,289
		Semiconductors: 6.0%
624,800	@	Broadcom Corp.	18,275,400
88,400	@,L	Cabot Microelectronics Corp.	3,137,316
319,000	@,L	Cirrus Logic, Inc.	2,647,700
114,000	@,L	Cree, Inc.	2,946,900
84,600	@	DSP Group, Inc.	1,731,762
664,100		Intel Corp.	15,779,016
2,436,000	@,L	Micron Technology, Inc.	30,523,080
288,100	@,L	Teradyne, Inc.	5,064,798
			80,105,972
		Software: 1.7%
95,800	@,L	Advent Software, Inc.	3,118,290
320,400	@,L	Autodesk, Inc.	15,084,432
171,900		Microsoft Corp.	5,065,893
			23,268,615
		Telecommunications: 3.2%
247,100	@	C-COR, Inc.	3,474,226
1,596,200		Motorola, Inc.	28,252,740
294,900	@@	Nokia OYJ ADR	8,289,639
462,100	@,L	RF Micro Devices, Inc.	2,883,504
			42,900,109
		Total Common Stock (Cost $927,302,999)	1,325,905,495

Principal Amount		Value
SHORT-TERM INVESTMENTS: 19.1%
	Securities Lending Collateralcc: 19.1%
$255,327,000	The Bank of New York Institutional Cash Reserves Fund	$255,327,000
	Total Short-Term Investments (Cost $255,327,000)	255,327,000

Total Investments in Securities (Cost $1,182,629,999)*	118.0%	$1,581,232,495
Other Assets and Liabilities - Net	(18.0)	(241,075,292)
Net Assets	100.0%	$1,340,157,203

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $1,183,787,874.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$412,932,108
Gross Unrealized Depreciation	(15,487,487)
Net Unrealized Appreciation	$397,444,621

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS   PORTFOLIO OF INVESTMENTS
LARGE CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.5%
		Beverages: 4.8%
18,900		Coca-Cola Co.	$988,659
14,300		PepsiCo, Inc.	927,355
			1,916,014
		Biotechnology: 13.6%
31,100	@	Amgen, Inc.	1,719,519
21,100	@	Biogen Idec, Inc.	1,128,850
28,300	@	Genentech, Inc.	2,141,178
14,300	@	Vertex Pharmaceuticals, Inc.	408,408
			5,397,955
		Cosmetics/Personal Care: 2.7%
17,203		Procter & Gamble Co.	1,052,652
			1,052,652
		Diversified Financial Services: 8.5%
17,600		Merrill Lynch & Co., Inc.	1,471,008
13,100		Morgan Stanley	1,098,828
27,200	@	Nasdaq Stock Market, Inc.	808,112
			3,377,948
		Food: 3.1%
21,875		WM Wrigley Jr. Co.	1,209,906
			1,209,906
		Healthcare-Products: 4.2%
13,500		Johnson & Johnson	831,870
16,000		Medtronic, Inc.	829,760
			1,661,630

Shares			Value
		Insurance: 6.7%
14,300		American International Group, Inc.	$1,001,429
15	@	Berkshire Hathaway, Inc.-Class A	1,642,125
			2,643,554
		Internet: 21.1%
27,100	@	Akamai Technologies, Inc.	1,318,144
50,100	@	Amazon.com, Inc.	3,427,341
35,400	@	eBay, Inc.	1,139,172
33,300	@	IAC/InterActiveCorp.	1,152,513
49,400	@	Yahoo!, Inc.	1,340,222
			8,377,392
		Media: 5.3%
56,426		Time Warner, Inc.	1,187,203
27,200		Walt Disney Co.	928,608
			2,115,811
		Pharmaceuticals: 1.8%
27,218		Pfizer, Inc.	695,964
			695,964
		Retail: 2.3%
23,300		Home Depot, Inc.	916,855
			916,855
		Semiconductors: 7.1%
49,400		Intel Corp.	1,173,744
43,300		Texas Instruments, Inc.	1,629,379
			2,803,123
		Software: 7.6%
24,600	@	Electronic Arts, Inc.	1,164,072
31,800		Microsoft Corp.	937,146
41,800	@	Red Hat, Inc.	931,304
			3,032,522
		Telecommunications: 9.7%
39,000	@	Cisco Systems, Inc.	1,086,150
23,600	@	Juniper Networks, Inc.	594,012
65,800		Motorola, Inc.	1,164,660
23,300		Qualcomm, Inc.	1,010,987
			3,855,809

Total Investments in Securities (Cost $32,558,144)*	98.5%	$39,057,135
Other Assets and Liabilities - Net	1.5	596,253
Net Assets	100.0%	$39,653,388

@  Non-income producing security

*  Cost for federal income tax purposes is $33,166,204.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,782,908
Gross Unrealized Depreciation	(891,977)
Net Unrealized Appreciation	$5,890,931

See Accompanying Notes to Financial Statements

ING LORD ABBETT  PORTFOLIO OF INVESTMENTS
U.S. GOVERNMENT SECURITIES PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 83.1%
		Federal Home Loan Bank: 5.0%
$2,195,000		5.125%, due 08/14/13	$2,170,791
			2,170,791
		Federal Home Loan Mortgage Corporation: 20.0%
317,479		4.204%, due 01/01/34	312,305
276,610		4.685%, due 03/01/35	272,251
231,680		5.000%, due 01/01/19	224,793
1,564,071	S	5.000%, due 04/01/20	1,512,962
142,664		5.000%, due 05/01/20	138,003
1,192,528		5.000%, due 10/01/20	1,153,560
622,844		5.000%, due 12/01/20	602,492
995,705		5.000%, due 04/01/21	962,592
128,794		5.500%, due 01/01/21	126,972
765,405		5.500%, due 03/01/21	754,169
2,090,166		5.500%, due 01/01/22	2,059,483
245,382		5.687%, due 11/01/35	246,432
32,228	C	6.500%, due 06/15/08	32,190
200,703		7.000%, due 04/01/32	206,933
			8,605,137
		Federal National Mortgage Corporation: 46.7%
211,384		3.499%, due 08/01/33	209,673
333,026		4.845%, due 08/01/35	330,362
1,127,766		4.940%, due 01/01/13	1,101,916
379,475		5.018%, due 04/01/35	376,748
588,086		5.240%, due 10/01/35	601,970
437,749		5.391%, due 04/01/36	448,600
631,818		5.399%, due 09/01/36	629,114

Shares			Value
518,913		5.485%, due 04/01/36	$516,886
445,412		5.486%, due 11/01/36	442,963
312,628		5.500%, due 04/01/33	303,018
785,000	W	5.500%, due 07/15/34	757,160
219,947		5.500%, due 01/01/35	212,984
45,995		5.500%, due 05/01/35	44,481
10,873,367		5.500%, due 02/01/36	10,494,035
600,957		5.500%, due 03/01/36	579,991
265,107		5.500%, due 06/01/36	255,858
525,691		5.500%, due 11/01/36	508,389
157,646		5.500%, due 01/01/37	152,147
436,739		5.500%, due 05/01/37	421,299
268,464		5.516%, due 04/01/36	267,482
403,867		5.518%, due 04/01/36	401,759
337,668		5.764%, due 10/01/36	338,374
202,340		5.966%, due 05/01/36	203,490
501,909		5.987%, due 12/01/36	505,141
			20,103,840
		Government National Mortgage Association: 11.4%
4,082,905		5.500%, due 02/15/36	3,963,959
959,709		5.500%, due 04/15/36	931,750
			4,895,709
		Total U.S. Government Agency Obligations (Cost $36,019,501 )	35,775,477
U.S. TREASURY OBLIGATIONS: 12.5%
		U.S. Treasury Bonds: 11.5%
545,000		4.000%, due 02/15/14	516,090
2,760,000	S	4.250%, due 11/15/13	2,658,010
286,000		4.500%, due 05/15/17	274,292
1,663,000	S	4.500%, due 02/15/36	1,506,315
			4,954,707
		U.S. Treasury STRIP: 1.0%
1,859,000	^^, Z	Discount Note, due 02/15/36	439,880
			439,880
		Total U.S. Treasury Obligations (Cost $5,594,111 )	5,394,587

Total Investments in Securities (Cost $41,613,612)*	95.6%	$41,170,064
Other Assets and Liabilities - Net	4.4	1,902,059
Net Assets	100.0%	$43,072,123

STRIP  Separate Trading of Registered Interest and Principal of Securities

C  Bond may be called prior to maturity date.

W  When-issued or delayed delivery security

S  All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

^^  Principal Only (PO) Security

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $41,641,372.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$17,436
Gross Unrealized Depreciation	(488,744)
Net Unrealized Depreciation	$(471,308)

See Accompanying Notes to Financial Statements

ING NEUBERGER   PORTFOLIO OF INVESTMENTS
BERMAN PARTNERS PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.4%
		Aerospace/Defense: 1.6%
73,400		L-3 Communications Holdings, Inc.	$7,148,426
			7,148,426
		Beverages: 2.0%
367,542	@	Constellation Brands, Inc.	8,923,920
			8,923,920
		Building Materials: 2.6%
182,238	@,@@	Cemex SA de CV ADR	6,724,582
141,000	@	Owens Corning, Inc.	4,741,830
			11,466,412
		Coal: 1.2%
94,600		Arch Coal, Inc.	3,292,080
44,700		Peabody Energy Corp.	2,162,586
			5,454,666
		Computers: 1.0%
88,600	@	Lexmark International, Inc.	4,368,866
			4,368,866
		Diversified Financial Services: 7.3%
207,000		Countrywide Financial Corp.	7,524,450
42,650		Goldman Sachs Group, Inc.	9,244,388
96,300		Merrill Lynch & Co., Inc.	8,048,754
86,300		Morgan Stanley	7,238,844
			32,056,436

Shares			Value
		Electric: 4.3%
103,900		FirstEnergy Corp.	$6,725,447
113,900	@	Mirant Corp.	4,857,835
177,600	@	NRG Energy, Inc.	7,382,832
			18,966,114
		Engineering & Construction: 2.9%
225,100	@@	Chicago Bridge & Iron Co. NV	8,495,274
52,600	@	McDermott International, Inc.	4,372,112
			12,867,386
		Food: 1.4%
228,500		ConAgra Foods, Inc.	6,137,510
			6,137,510
		Healthcare-Products: 3.7%
223,700	@	Boston Scientific Corp.	3,431,558
118,900		Medtronic, Inc.	6,166,154
79,140	@	Zimmer Holdings, Inc.	6,718,195
			16,315,907
		Healthcare-Services: 5.3%
174,300		Aetna, Inc.	8,610,420
161,200		UnitedHealth Group, Inc.	8,243,768
81,000	@	WellPoint, Inc.	6,466,230
			23,320,418
		Home Builders: 8.8%
161,900		Centex Corp.	6,492,190
345,100		D.R. Horton, Inc.	6,877,843
245,800	@	Hovnanian Enterprises, Inc.	4,063,074
179,400		KB Home	7,062,978
162,200		Lennar Corp.	5,930,032
12,700	@	NVR, Inc.	8,632,825
			39,058,942
		Insurance: 6.3%
126,820		American International Group, Inc.	8,881,205
2,600	@	Berkshire Hathaway, Inc.-Class B	9,373,000
37,900		Hartford Financial Services Group, Inc.	3,733,529
99,900		MGIC Investment Corp.	5,680,314
			27,668,048
		Internet: 2.6%
224,800	@,@@	Check Point Software Technologies	5,127,688
323,100	@	Symantec Corp.	6,526,620
			11,654,308
		Iron/Steel: 1.7%
70,300		United States Steel Corp.	7,645,125
			7,645,125
		Leisure Time: 1.6%
118,100		Harley-Davidson, Inc.	7,039,941
			7,039,941
		Machinery-Construction & Mining: 6.1%
105,300		Caterpillar, Inc.	8,244,990
164,600		Joy Global, Inc.	9,601,118
110,000	@	Terex Corp.	8,943,000
			26,789,108

See Accompanying Notes to Financial Statements

ING NEUBERGER  PORTFOLIO OF INVESTMENTS
BERMAN PARTNERS PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Metal Fabricate/Hardware: 0.7%
211,300	@, @@	Sterlite Industries India Ltd. ADR	$3,099,771
			3,099,771
		Mining: 5.4%
120,600		Freeport-McMoRan Copper & Gold, Inc.	9,988,092
157,700	@@	Teck Cominco Ltd.	6,702,250
117,500	@@	Xstrata PLC	6,995,125
			23,685,467
		Miscellaneous Manufacturing: 1.5%
171,200		General Electric Co.	6,553,536
			6,553,536
		Oil & Gas: 13.0%
117,500	@@	Canadian Natural Resources Ltd.	7,796,125
79,100	@	Denbury Resources, Inc.	2,966,250
57,900		EOG Resources, Inc.	4,230,174
53,500		ExxonMobil Corp.	4,487,580
77,200		Noble Corp.	7,528,544
45,000	@@	Petroleo Brasileiro SA ADR	5,457,150
79,900	@	Quicksilver Resources, Inc.	3,561,942
88,000	@	Southwestern Energy Co.	3,916,000
75,800	@@	Suncor Energy, Inc.	6,815,936
212,780	@@	Talisman Energy, Inc.	4,113,037
36,900		Valero Energy Corp.	2,725,434
67,800		XTO Energy, Inc.	4,074,780
			57,672,952
		Oil & Gas Services: 2.9%
175,800		Halliburton Co.	6,065,100
65,100	@	National Oilwell Varco, Inc.	6,786,024
			12,851,124
		Pharmaceuticals: 1.9%
113,200	@@	Shire PLC ADR	8,391,516
			8,391,516
		Retail: 5.0%
122,600		Best Buy Co., Inc.	5,721,742
88,100		JC Penney Co., Inc.	6,376,678
131,900		Macy's, Inc.	5,246,982
174,500		TJX Cos., Inc.	4,798,750
			22,144,152
		Semiconductors: 1.3%
154,600		Texas Instruments, Inc.	5,817,598
			5,817,598
		Software: 4.0%
277,100	@	Activision, Inc.	5,173,457
199,180		Microsoft Corp.	5,869,835
338,710	@	Oracle Corp.	6,675,974
			17,719,266
		Telecommunications: 1.2%
99,800	@@	China Mobile Ltd. ADR	5,379,220
			5,379,220

Shares			Value
		Transportation: 1.1%
34,600	@@	Frontline Ltd.	$1,590,387
105,530	@@	Ship Finance International Ltd.	3,132,130
4,242	@@	Ship Finance International Ltd. - NOTC	124,448
			4,846,965

Total Investments in Securities (Cost $390,194,289)*	98.4%	$435,043,100
Other Assets and Liabilities - Net	1.6	7,080,602
Net Assets	100.0%	$442,123,702

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

*  Cost for federal income tax purposes is $390,680,119.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$62,689,248
Gross Unrealized Depreciation	(18,326,267)
Net Unrealized Appreciation	$44,362,981

See Accompanying Notes to Financial Statements

ING NEUBERGER   PORTFOLIO OF INVESTMENTS
BERMAN REGENCY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 92.2%
		Aerospace/Defense: 4.6%
7,800	@@	Empresa Brasileira de Aeronautica SA ADR	$376,038
3,300		L-3 Communications Holdings, Inc.	321,387
10,100	@	Spirit Aerosystems Holdings, Inc.	364,105
			1,061,530
		Apparel: 1.7%
10,200		Liz Claiborne, Inc.	380,460
			380,460
		Banks: 1.2%
11,000		Colonial BancGroup, Inc.	274,670
			274,670
		Beverages: 2.0%
18,800	@	Constellation Brands, Inc.	456,464
			456,464
		Coal: 1.3%
4,300		Arch Coal, Inc.	149,640
3,100		Peabody Energy Corp.	149,978
			299,618
		Computers: 1.0%
4,725	@	Lexmark International, Inc.	232,990
			232,990

Shares			Value
		Diversified Financial Services: 3.1%
3,050		Bear Stearns Cos., Inc.	$427,000
9,900		IndyMac Bancorp., Inc.	288,783
			715,783
		Electric: 10.1%
4,700		Constellation Energy Group, Inc.	409,699
11,300		DPL, Inc.	320,242
3,300		Edison International	185,196
6,600		FirstEnergy Corp.	427,218
7,700	@	Mirant Corp.	328,405
8,600	@	NRG Energy, Inc.	357,502
6,300		PPL Corp.	294,777
			2,323,039
		Electronics: 0.9%
5,000	@	Avnet, Inc.	198,200
			198,200
		Engineering & Construction: 3.1%
10,400	@@	Chicago Bridge & Iron Co. NV	392,496
3,900	@	McDermott International, Inc.	324,168
			716,664
		Food: 3.8%
16,600		ConAgra Foods, Inc.	445,875
8,900	@	Smithfield Foods, Inc.	274,031
6,300		Tyson Foods, Inc.	145,152
			865,058
		Gas: 1.4%
2,900		AGL Resources, Inc.	117,392
6,500		Atmos Energy Corp.	195,390
			312,782
		Healthcare-Services: 2.2%
6,900		Aetna, Inc.	340,860
2,800	@	Coventry Health Care, Inc.	161,420
			502,280
		Holding Companies-Diversified: 0.7%
5,800		Walter Industries, Inc.	167,968
			167,968
		Home Builders: 6.7%
6,100		Centex Corp.	244,610
10,200	@	Hovnanian Enterprises, Inc.	168,606
6,400		KB Home	251,968
6,100		Lennar Corp.	223,016
7,800	@	Meritage Homes Corp.	208,650
540	@	NVR, Inc.	367,065
2,000		Ryland Group, Inc.	74,740
			1,538,655
		Home Furnishings: 0.9%
1,950		Whirlpool Corp.	216,840
			216,840
		Insurance: 7.9%
6,300		Cigna Corp.	328,986
8,700	@@	Endurance Specialty Holdings Ltd.	348,348
14,800		Fidelity National Title Group, Inc.	350,760
6,000		MGIC Investment Corp.	341,160
7,000		PMI Group, Inc.	312,690
2,200		Stancorp Financial Group, Inc.	115,456
			1,797,400

See Accompanying Notes to Financial Statements

    ING NEUBERGER  PORTFOLIO OF INVESTMENTS
BERMAN REGENCY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 1.0%
9,600	@, @@	Check Point Software Technologies	$218,976
			218,976
		Iron/Steel: 2.4%
2,900		Cleveland-Cliffs, Inc.	225,243
2,900		United States Steel Corp.	315,375
			540,618
		Leisure Time: 1.3%
5,000		Harley-Davidson, Inc.	298,050
			298,050
		Machinery-Construction & Mining: 3.8%
7,550		Joy Global, Inc.	440,392
5,300	@	Terex Corp.	430,890
			871,282
		Metal Fabricate/Hardware: 0.9%
13,500	@, @@	Sterlite Industries India Ltd. ADR	198,045
			198,045
		Mining: 3.7%
5,500		Freeport-McMoRan Copper & Gold, Inc.	455,510
9,000	@@	Teck Cominco Ltd.	382,500
			838,010
		Miscellaneous Manufacturing: 0.8%
3,400	@@	Ingersoll-Rand Co.	186,388
			186,388
		Oil & Gas: 7.1%
4,800	@@	Canadian Natural Resources Ltd.	318,480
4,800	@	Denbury Resources, Inc.	180,000
3,500		Noble Corp.	341,320
3,400	@	Quicksilver Resources, Inc.	151,572
3,800	@	Southwestern Energy Co.	169,100
1,700		Sunoco, Inc.	135,456
8,275	@@	Talisman Energy, Inc.	159,956
3,000		XTO Energy, Inc.	180,300
			1,636,184
		Oil & Gas Services: 1.1%
4,700	@	Oceaneering International, Inc.	247,408
			247,408
		Pharmaceuticals: 2.7%
6,500	@	Endo Pharmaceuticals Holdings, Inc.	222,495
5,400	@@	Shire PLC ADR	400,302
			622,797
		Pipelines: 0.5%
2,700		National Fuel Gas Co.	116,937
			116,937
		Real Estate Investment Trusts: 5.7%
14,000		Annaly Capital Management, Inc.	201,880
5,500		Colonial Properties Trust	200,475
3,900		Developers Diversified Realty Corp.	205,569
5,600		First Industrial Realty Trust, Inc.	217,056
8,300		iStar Financial, Inc.	367,939
3,000		Ventas, Inc.	108,750
			1,301,669

Shares			Value
		Retail: 3.1%
4,500		Advance Auto Parts, Inc.	$182,385
3,900	@	Aeropostale, Inc.	162,552
9,000		Circuit City Stores, Inc.	135,720
8,200		TJX Cos., Inc.	225,500
			706,157
		Semiconductors: 1.5%
9,400	@	International Rectifier Corp.	350,244
			350,244
		Software: 2.3%
11,900	@	Activision, Inc.	222,173
15,000	@	Take-Two Interactive Software, Inc.	299,550
			521,723
		Telecommunications: 0.9%
12,000	@	Arris Group, Inc.	211,080
			211,080
		Transportation: 0.8%
6,367	@@	Ship Finance International Ltd.	188,973
			188,973

Total Investments in Securities (Cost $19,885,216)*	92.2%	$21,114,942
Other Assets and Liabilities - Net	7.8	1,786,967
Net Assets	100.0%	$22,901,909

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

*  Cost for federal income tax purposes is $19,886,707.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,313,020
Gross Unrealized Depreciation	(1,084,785)
Net Unrealized Appreciation	$1,228,235

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPCAP BALANCED VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 71.4%
		Aerospace/Defense: 4.7%
38,900		Boeing Co.	$3,740,624
			3,740,624
		Banks: 4.1%
77,700	@	Bank of New York Co., Inc.	3,219,888
			3,219,888
		Beverages: 1.7%
25,900		Coca-Cola Co.	1,354,829
			1,354,829
		Biotechnology: 4.3%
19,400	@,L	Amgen, Inc.	1,072,626
38,400	@	Biogen Idec, Inc.	2,054,400
32,700	@,L	Nektar Therapeutics	310,323
			3,437,349
		Commercial Services: 5.1%
31,400	@,W	ChoicePoint, Inc.	1,332,930
12,700	@	Monster Worldwide, Inc.	521,970
34,900		Moody's Corp.	2,170,780
			4,025,680
		Computers: 2.3%
101,900	@,L	EMC Corp.	1,844,390
			1,844,390
		Diversified Financial Services: 5.3%
35,000		American Express Co.	2,141,300
57,669		Countrywide Financial Corp.	2,096,268
			4,237,568

Shares			Value
		Food: 1.3%
32,400		Sysco Corp.	$1,068,876
			1,068,876
		Healthcare-Services: 2.2%
36,100		Aetna, Inc.	1,783,340
			1,783,340
		Home Builders: 1.9%
38,500	L	Centex Corp.	1,543,850
			1,543,850
		Insurance: 0.0%
305,000		Conseco, Inc.-Escrow	—
			—
		Leisure Time: 1.5%
26,900	L	Royal Caribbean Cruises Ltd.	1,156,162
			1,156,162
		Miscellaneous Manufacturing: 1.5%
12,800		Eaton Corp.	1,190,400
			1,190,400
		Oil & Gas: 8.6%
16,600		Chevron Corp.	1,398,384
69,200		ConocoPhillips	5,432,200
			6,830,584
		Pharmaceuticals: 5.8%
40,000	@@	Roche Holding AG ADR	3,547,652
25,600	@,L	Sepracor, Inc.	1,050,112
			4,597,764
		Real Estate Investment Trusts: 1.3%
71,600		Annaly Capital Management, Inc.	1,032,472
			1,032,472
		Retail: 9.7%
38,600		Family Dollar Stores, Inc.	1,324,752
38,700	L	Petsmart, Inc.	1,255,815
29,300		Walgreen Co.	1,275,722
38,800		Wal-Mart Stores, Inc.	1,866,668
60,600		Yum! Brands, Inc.	1,982,832
			7,705,789
		Semiconductors: 2.7%
12,800	L	KLA-Tencor Corp.	703,360
131,054	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,458,631
			2,161,991
		Software: 1.4%
38,800		Microsoft Corp.	1,143,436
			1,143,436
		Telecommunications: 6.0%
25,300	@	Cisco Systems, Inc.	704,605
38,200	@	Corning, Inc.	976,010
25,600	@,L	Juniper Networks, Inc.	644,352
116,400	L	Sprint Nextel Corp.	2,410,644
			4,735,611
		Total Common Stock (Cost $52,900,098)	56,810,603

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPCAP BALANCED VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
CORPORATE BONDS/NOTES: 22.3%
		Aerospace/Defense: 1.5%
$665,000	C	General Dynamics Corp., 4.500%, due 08/15/10	$650,673
585,000	C	Raytheon Co., 6.750%, due 08/15/07	585,807
			1,236,480
		Auto Manufacturers: 0.5%
400,000		DaimlerChrysler NA Holding Corp., 4.750%, due 01/15/08	398,668
			398,668
		Banks: 2.0%
720,000		Bank of America Corp., 4.375%, due 12/01/10	698,777
220,000		US Bancorp., 4.500%, due 07/29/10	214,435
200,000		US Bancorp., 5.300%, due 04/28/09	200,309
460,000	L	Wachovia Corp., 4.375%, due 06/01/10	447,673
			1,561,194
		Chemicals: 0.8%
635,000	C	EI Du Pont de Nemours & Co., 4.125%, due 04/30/10	614,132
			614,132
		Cosmetics/Personal Care: 0.8%
555,000	C,L	Procter & Gamble Co., 3.500%, due 12/15/08	541,653
130,000		Procter & Gamble Co., 6.875%, due 09/15/09	134,247
			675,900
		Diversified Financial Services: 7.7%
260,000		American Express Credit Corp., 3.000%, due 05/16/08	254,841
405,000		American Express Credit Corp., 5.000%, due 12/02/10	400,643
520,000	C	Ameriprise Financial, Inc., 5.350%, due 11/15/10	517,781
470,000		Bear Stearns Cos., Inc., 7.800%, due 08/15/07	471,268
575,000	C	Boeing Capital Corp., 6.500%, due 02/15/12	600,014
325,000		CIT Group, Inc., 4.750%, due 12/15/10	315,455
260,000		Citigroup, Inc., 4.625%, due 08/03/10	254,683
300,000	L	Citigroup, Inc., 6.000%, due 02/21/12	305,901
350,000		General Electric Capital Corp., 4.875%, due 10/21/10	344,818
200,000		General Electric Capital Corp., 6.000%, due 06/15/12	203,783
600,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	600,299
260,000		HSBC Finance Corp., 4.125%, due 11/16/09	252,611
200,000		HSBC Finance Corp., 7.000%, due 05/15/12	210,792
325,000		John Deere Capital Corp., 7.000%, due 03/15/12	343,962
640,000		Merrill Lynch & Co., Inc., 3.700%, due 04/21/08	631,052

Principal Amount			Value
$500,000		SLM Corp., 4.500%, due 07/26/10	$462,629
			6,170,532
		Environmental Control: 0.2%
125,000	C	Waste Management, Inc., 6.500%, due 11/15/08	126,452
			126,452
		Food: 2.0%
530,000	C	General Mills, Inc., 6.000%, due 02/15/12	536,223
545,000	C	Kellogg Co., 2.875%, due 06/01/08	531,971
520,000	C	Safeway, Inc., 4.800%, due 07/16/07	519,743
			1,587,937
		Insurance: 0.7%
540,000	C	Berkshire Hathaway Finance Corp., 3.375%, due 10/15/08	527,096
2,345,000	Z	Conseco Finance Trust II - Escrow, Discount Note, due 11/15/26	—
2,350,000	Z	Conseco Finance Trust II - Escrow, Discount Note, due 04/01/27	—
			527,096
		Media: 1.4%
125,000		News America Holdings, 9.250%, due 02/01/13	144,805
280,000		Time Warner Entertainment Co. LP, 7.250%, due 09/01/08	285,181
645,000	C	Walt Disney Co., 5.700%, due 07/15/11	651,328
			1,081,314
		Oil & Gas: 0.8%
620,000	@@,C,L	ChevronTexaco Capital Co., 3.500%, due 09/17/07	617,916
			617,916
		Pipelines: 0.5%
415,000	C	Spectra Energy Capital, LLC, 7.500%, due 10/01/09	431,658
			431,658
		Retail: 0.7%
530,000	C	CVS Corp., 3.875%, due 11/01/07	527,031
			527,031
		Savings & Loans: 0.5%
425,000		World Savings Bank FSB, 4.125%, due 03/10/08	420,985
			420,985
		Telecommunications: 2.2%
585,000	C,L	Cisco Systems, Inc., 5.250%, due 02/22/11	581,966
630,000		Motorola, Inc., 4.608%, due 11/16/07	627,786
350,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	369,228
200,000	C	Verizon Global Funding Corp., 7.375%, due 09/01/12	215,640
			1,794,620
		Total Corporate Bonds/Notes (Cost $17,876,345)	17,771,915

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPCAP BALANCED VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.6%
		Federal Home Loan Mortgage Corporation: 0.5%
$375,000	L	4.875%, due 02/09/10	$372,274
			372,274
		Federal National Mortgage Corporation: 1.8%
370,000		4.625%, due 12/15/09	365,371
685,000	L	4.750%, due 03/12/10	677,712
410,000	L	5.000%, due 10/15/11	406,191
			1,449,274
		Other U.S. Agency Obligations: 0.3%
260,000		Federal Farm Credit Bank, 4.750%, due 05/07/10	257,092
			257,092
		Total U.S. Government Agency Obligations (Cost $2,088,415)	2,078,640
U.S. TREASURY OBLIGATIONS: 0.5%
		U.S. Treasury Notes: 0.5%
395,000	L	4.500%, due 03/31/09	392,254
		Total U.S. Treasury Obligations (Cost $393,415)	392,254
OTHER BONDS: 0.9%
		Foreign Government Bonds: 0.9%
685,000		Federal Farm Credit Bank, 4.800%, due 04/25/11	675,248
		Total Other Bonds (Cost $677,562)	675,248
		Total Long-Term Investments (Cost $73,935,835)	77,728,660
SHORT-TERM INVESTMENTS: 17.2%
		Corporate Notes: 0.4%
340,000		GMAC, LLC, 6.125%, due 01/22/08	339,997
		Total Corporate Notes (Cost $339,426)	339,997
		U.S. Government Agency Obligations: 1.4%
1,138,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	1,137,709
		Total U.S. Government Agency Obligations (Cost $1,137,709)	1,137,709

Principal Amount		Value
	Securities Lending Collateralcc: 15.4%
$12,239,000	The Bank of New York Institutional Cash Reserves Fund	$12,239,000
	Total Securities Lending Collateral (Cost $12,239,000)	12,239,000
	Total Short-Term Investments (Cost $13,716,135)	13,716,706

Total Investments in Securities (Cost $87,651,970)*	114.9%	$91,445,366
Other Assets and Liabilities - Net	(14.9)	(11,831,186)
Net Assets	100.0%	$79,614,180

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

C  Bond may be called prior to maturity date.

cc  Securities purchased with cash collateral for securities loaned.

W  When-issued or delayed delivery security

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $87,679,865.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,166,429
Gross Unrealized Depreciation	(1,400,928)
Net Unrealized Appreciation	$3,765,501

See Accompanying Notes to Financial Statements

ING OPPENHEIMER  PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.1%
		Bermuda: 1.2%
279,300	L	ACE Ltd.	$17,461,836
185,200		XL Capital Ltd.	15,610,508
			33,072,344
		Brazil: 1.8%
316,400		Cia de Bebidas das Americas ADR	22,148,000
578,000	L	Empresa Brasileira de Aeronautica SA ADR	27,865,380
			50,013,380
		Canada: 1.8%
424,200	L	Husky Energy, Inc.	34,923,577
403,400	L	Manulife Financial Corp.	15,087,027
			50,010,604
		China: 0.0%
121,200	@	3SBio, Inc. ADR	1,168,368
			1,168,368
		Denmark: 0.4%
101,100		Novo-Nordisk A/S	10,997,170
			10,997,170
		Finland: 0.6%
586,600		Fortum OYJ	18,329,776
			18,329,776

Shares			Value
		France: 5.4%
65,000		BNP Paribas	$7,720,935
332,998		LVMH Moet Hennessy Louis Vuitton SA	38,316,342
153,646	@	NicOx SA	3,738,359
322,849		Sanofi-Aventis	26,082,099
141,805		Societe Generale	26,273,406
422,944		Technip SA	34,957,391
201,344		Total SA	16,324,614
			153,413,146
		Germany: 5.7%
165,588		Allianz AG	38,614,687
444,029	L	Bayerische Motoren Werke AG	28,576,803
639,372	L	SAP AG	32,689,240
435,516		Siemens AG	62,366,627
			162,247,357
		Hong Kong: 0.4%
1,008,000		Hutchison Whampoa Ltd.	10,006,463
			10,006,463
		India: 2.4%
1,775,613	@	Dish TV India Ltd.	4,654,414
167,300	L	ICICI Bank Ltd. ADR	8,222,795
636,465		Infosys Technologies Ltd.	30,121,675
1,544,038	@	Wire and Wireless India Ltd.	2,409,999
1,396,055	@	Zee News Ltd.	1,575,092
3,072,376		Zee Telefilms Ltd.	22,444,558
			69,428,533
		Ireland: 0.2%
471,795		Experian Group Ltd.	5,937,360
			5,937,360
		Italy: 0.8%
934,500	L	Bulgari S.p.A.	14,987,917
80,600	L	Tod's S.p.A.	7,192,480
			22,180,397
		Japan: 10.7%
192,400		Canon, Inc.	11,282,919
462,400	L	Chugai Pharmaceutical Co., Ltd.	8,308,731
489,660		Credit Saison Co., Ltd.	12,744,644
76,000		Fanuc Ltd.	7,844,214
598,200		Hoya Corp.	19,844,159
3,824		KDDI Corp.	28,328,337
59,030		Keyence Corp.	12,895,781
145,200		Kyocera Corp.	15,425,585
362,400		Murata Manufacturing Co., Ltd.	27,267,151
100,400		Nidec Corp.	5,890,364
50,100		Nintendo Co., Ltd.	18,278,655
3,724	L	Resona Holdings, Inc.	8,895,954
292,000		Secom Co., Ltd.	13,775,639
366,100	L	Sega Sammy Holdings, Inc.	5,924,143
302,871		Seven & I Holdings Co., Ltd.	8,657,682
854,000		Shionogi & Co., Ltd.	13,920,338
721,900		Sony Corp.	37,056,415
390,700	L	Square Enix Co., Ltd.	9,868,169
2,102		Sumitomo Mitsui Financial Group, Inc.	19,595,699
320,200		Toyota Motor Corp.	20,193,859
			305,998,438

See Accompanying Notes to Financial Statements

ING OPPENHEIMER  PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Mexico: 2.2%
5,257,500		Fomento Economico Mexicano SA de CV ADR	$20,609,536
2,391,300		Grupo Modelo SA	13,026,149
1,077,600		Grupo Televisa SA ADR	29,752,536
			63,388,221
		Netherlands: 2.2%
871,393	L	European Aeronautic Defence and Space Co. NV	28,279,963
798,377		Koninklijke Philips Electronics NV	33,832,785
			62,112,748
		Norway: 0.6%
712,400		Tandberg ASA	15,893,673
			15,893,673
		Singapore: 0.2%
2,188,800		Singapore Press Holdings Ltd.	6,637,510
			6,637,510
		South Korea: 2.3%
64,679		Hyundai Heavy Industries	24,098,572
27,263		Samsung Electronics Co., Ltd.	16,667,304
948,700	L	SK Telecom Co., Ltd. ADR	25,946,945
			66,712,821
		Spain: 1.0%
468,900		Inditex SA	27,599,043
			27,599,043
		Sweden: 6.8%
653,000		Assa Abloy AB	14,369,343
919,400		Hennes & Mauritz AB	54,360,482
671,095		Investor AB	17,323,095
26,880,600		Telefonaktiebolaget LM Ericsson	107,223,849
			193,276,769
		Switzerland: 3.3%
548,324		Credit Suisse Group	38,926,108
244,057		Novartis AG	13,701,503
188,446		Roche Holding AG	33,390,100
34,104	L	Syngenta AG	6,648,601
			92,666,312
		Taiwan: 2.0%
8,725,000	@	Benq Corp.	3,303,502
1,853,700		MediaTek, Inc.	28,840,841
8,127,192		Taiwan Semiconductor Manufacturing Co., Ltd.	17,405,533
661,389		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,361,260
			56,911,136
		United Kingdom: 11.8%
307,300	L	BP PLC ADR	22,168,622
942,588		Burberry Group PLC	12,911,373
2,095,770		Cadbury Schweppes PLC	28,444,672
779,221		Diageo PLC	16,196,041
1,479,552		HSBC Holdings PLC	27,055,654
767,413		Pearson PLC	12,927,258

Shares			Value
1,743,546		Prudential PLC	$24,818,154
664,576		Reckitt Benckiser PLC	36,382,584
3,377,691		Royal Bank of Scotland Group PLC	42,739,566
1,179,424		Smith & Nephew PLC	14,613,065
2,772,551		Tesco PLC	23,197,101
18,295,576		Vodafone Group PLC	61,305,025
975,538		WPP Group PLC	14,590,609
			337,349,724
		United States: 33.3%
323,900		3M Co.	28,111,281
210,900	@,L	Acadia Pharmaceuticals, Inc.	2,883,003
698,083	@,L	Adobe Systems, Inc.	28,028,032
1,664,300	@,L	Advanced Micro Devices, Inc.	23,799,490
232,700	@,L	Affymetrix, Inc.	5,791,903
136,800		Aflac, Inc.	7,031,520
835,100	L	Altera Corp.	18,480,763
201,100		American International Group, Inc.	14,083,033
626,000		Automatic Data Processing, Inc.	30,342,220
4,370	@	Berkshire Hathaway, Inc.-Class B	15,753,850
201,300		Boeing Co.	19,357,008
1,206,654	@,L	Boston Scientific Corp.	18,510,072
692,900	L	Carnival Corp.	33,792,733
248,700		Chevron Corp.	20,950,488
443,700	@	Cisco Systems, Inc.	12,357,045
58,034	L	Citadel Broadcasting Corp.	374,319
205,800	@	Coach, Inc.	9,752,862
312,700		Colgate-Palmolive Co.	20,278,595
1,223,500	@	Corning, Inc.	31,260,425
582,700	@,L	Cree, Inc.	15,062,795
1,282,600	@	eBay, Inc.	41,274,068
601,300		Emerson Electric Co.	28,140,840
134,100	@	Genentech, Inc.	10,146,006
166,800	@,L	Getty Images, Inc.	7,974,708
577,800	@	Gilead Sciences, Inc.	22,401,306
192,200	@,L	InterMune, Inc.	4,985,668
401,700		International Game Technology	15,947,490
857,800	@	Intuit, Inc.	25,802,624
102,500		Johnson & Johnson	6,316,050
1,508,900	@,L	Juniper Networks, Inc.	37,979,013
345,200	L	Linear Technology Corp.	12,489,336
163,300		Lockheed Martin Corp.	15,371,429
675,200		Maxim Integrated Products	22,558,432
388,200		McDonald's Corp.	19,705,032
186,900		Medtronic, Inc.	9,692,634
1,480,300		Microsoft Corp.	43,624,441
357,400		Morgan Stanley	29,978,712
170,300	@,L	Nektar Therapeutics	1,616,147
419,600		Northern Trust Corp.	26,955,104
181,100		Northrop Grumman Corp.	14,102,257
105,200		Praxair, Inc.	7,573,348
299,400		Raytheon Co.	16,134,666
129,200	@,L	Regeneron Pharmaceuticals, Inc.	2,315,264
91,500	@,L	Scientific Games Corp.	3,197,925
119,038	@,L	Seattle Genetics, Inc.	1,167,763
172,100	@,L	Shuffle Master, Inc.	2,856,860
6,530,039	@,L	Sirius Satellite Radio, Inc.	19,720,718
195,400	@	Theravance, Inc.	6,252,800

See Accompanying Notes to Financial Statements

ING OPPENHEIMER  PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		United States (contiued)
543,000		Tiffany & Co.	$28,811,580
354,400	@	Transocean, Inc.	37,559,312
521,900		Wal-Mart Stores, Inc.	25,108,609
755,700		Walt Disney Co.	25,799,598
558,100	L	Xilinx, Inc.	14,940,337
182,000	@,L	Yahoo!, Inc.	4,937,660
			949,439,174
		Total Common Stock (Cost $2,033,113,122)	2,764,790,467
PREFERRED STOCK: 0.8%
		Germany: 0.8%
12,622		Porsche AG	22,527,726
		Total Preferred Stock (Cost $8,364,640)	22,527,726
EQUITY-LINKED SECURITIES: 0.4%
		India: 0.4%
2,876,384		Hindustan Lever Ltd.	13,349,933
		Total Equity-Linked Securities (Cost $10,757,457)	13,349,933
		Total Long-Term Investments (Cost $2,052,235,219)	2,800,668,126
Principal Amount			Value
SHORT-TERM INVESTMENTS: 14.4%
		U.S. Government Agency Obligations: 1.4%
$38,918,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$38,908,055
		Total U.S. Government Agency Obligations (Cost $38,908,055)	38,908,055
		Securities Lending Collateralcc: 13.0%
370,819,000		The Bank of New York Institutional Cash Reserves Fund	370,819,000
		Total Securities Lending Collateral (Cost $370,819,000)	370,819,000
		Total Short-Term Investments (Cost $409,727,055)	409,727,055

Total Investments in Securities (Cost $2,461,962,274)*	112.7%	$3,210,395,181
Other Assets and Liabilities - Net	(12.7)	(362,799,811)
Net Assets	100.0%	$2,847,595,370

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $2,477,822,035.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$782,601,235
Gross Unrealized Depreciation	(50,028,089)
Net Unrealized Appreciation	$732,573,146

Industry	Percentage of Net Assets
Advertising	0.8%
Aerospace/Defense	4.3
Apparel	1.1
Auto Manufacturers	2.5
Banks	5.9
Beverages	2.5
Biotechnology	1.1
Chemicals	0.5
Commercial Services	0.7
Computers	0.1
Cosmetics/Personal Care	0.7
Diversified Financial Services	2.9
Electric	0.6
Electrical Components & Equipment	1.0
Electronics	4.3
Entertainment	0.8
Food	1.8
Healthcare-Products	1.7
Holding Companies-Diversified	1.7
Home Furnishings	1.3
Household Products/Wares	1.7
Insurance	5.2
Internet	1.6
Investment Companies	0.6
Leisure Time	1.4
Media	4.4
Metal Fabricate/Hardware	0.5
Miscellaneous Manufacturing	3.2
Office/Business Equipment	0.4
Oil & Gas	4.6
Oil & Gas Services	1.2
Pharmaceuticals	4.9
Retail	6.3
Semiconductors	6.2
Shipbuilding	0.9
Software	7.0
Telecommunications	11.3
Toys/Games/Hobbies	0.6
Short-Term Investments	14.4
Other Assets and Liabilities - Net	(12.7)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation
as of June 30, 2007

(as a percent of net assets)

Corporate Bonds/Notes	27.6%
U.S. Government Agency Obligations	22.1%
Other Bonds	18.5%
Structured Products	16.7%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	1.8%
Common Stock	1.5%
Equity-Linked Securities	0.6%
U.S. Treasury Obligations	0.3%
Positions In Purchased Options	0.0%
Preferred Stock	0.0%
Other Assets and Liabilities - Net*	8.1%
Net Assets	100.0%

*  Includes short-term investments related to foreign government securities, U.S. government agency obligations, and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 1.5%
		Auto Manufacturers: 0.1%
5,428	@@,L	DaimlerChrysler AG-Reg	$499,105
			499,105
		Commercial Services: 0.0%
716	@@	Societe Des Autoroutes Paris-Rhin-Rhone	72,758
			72,758
		Cosmetics/Personal Care: 0.1%
129,900	@,L	Revlon, Inc.	177,963
			177,963
		Diversified Financial Services: 0.0%
199,692	@	Adelphia Recovery Trust	16,974
428		Goldman Sachs Group, Inc.	92,769
			109,743
		Electric: 0.5%
10,916		Constellation Energy Group, Inc.	951,548
12,546		Public Service Enterprise Group, Inc.	1,101,288
			2,052,836
		Investment Companies: 0.5%
144,498	@,@@,#	Arco Capital Corp., Ltd	2,167,470
			2,167,470
		Media: 0.0%
694	@,L	Time Warner Cable, Inc.	27,184
			27,184
		Real Estate Investment Trusts: 0.0%
343	@@	Unibail	87,717
			87,717

Shares				Value
			Telecommunications: 0.3%
	23,942		AT&T, Inc.	$993,593
	3,807	@@	TELUS Corp.	227,902
				1,221,495
			Total Common Stock (Cost $6,388,402)	6,416,271
PREFERRED STOCK: 0.0%
			Media: 0.0%
	17	&,P	ION Media Networks, Inc.	153,000
				153,000
			Total Preferred Stock (Cost $137,324)	153,000
EQUITY-LINKED SECURITIES: 0.6%
			Sovereign: 0.6%
	2,380,000	@@	Denmark Government International Bond	437,557
	6,340,000	@@,X	Peru Bono Soberano	2,318,203
				2,755,760
			Total Equity-Linked Securities (Cost $2,405,625)	2,755,760
Principal Amount				Value
CORPORATE BONDS/NOTES: 27.6%
			Advertising: 0.5%
	$278,000	C	Lamar Media Corp., 6.625%, due 08/15/15	264,795
	410,000	C,L	R.H. Donnelley Corp., 6.875%, due 01/15/13	390,525
	565,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	538,163
	925,000	C,L	R.H. Donnelley Corp., 8.875%, due 01/15/16	966,625
	300,000	C	RH Donnelley Corp., 6.875%, due 01/15/13	285,750
				2,445,858
			Aerospace/Defense: 0.4%
	275,000	C,S	Alliant Techsystems, Inc., 6.750%, due 04/01/16	268,125
	340,000	C	DRS Technologies, Inc., 6.625%, due 02/01/16	329,800
	60,000	C,L	DRS Technologies, Inc., 7.625%, due 02/01/18	60,900
	50,000	C,S,L	L-3 Communications Corp., 5.875%, due 01/15/15	46,625
	100,000	C	L-3 Communications Corp., 6.125%, due 01/15/14	94,750
	525,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	498,750
	300,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	308,625
				1,607,575
			Agriculture: 0.2%
	200,000	C, L	Hines Nurseries, Inc., 10.250%, due 10/01/11	157,000

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Agriculture (continued)
	$300,000	@@,#,C,Z	MHP SA, 10.250%, due 11/30/11	$312,000
	435,000	C	Reynolds American, Inc., 7.250%, due 06/01/13	453,703
				922,703
			Apparel: 0.1%
	352,000	C,L	Levi Strauss & Co., 9.750%, due 01/15/15	378,400
	225,000	C,L	Quiksilver, Inc., 6.875%, due 04/15/15	212,625
				591,025
			Auto Parts & Equipment: 0.4%
	500,000	C	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	512,500
	270,000	C,L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	292,275
	350,000	C,L	Tenneco, Inc., 8.625%, due 11/15/14	362,250
	500,000	C,L	Visteon Corp., 8.250%, due 08/01/10	498,750
				1,665,775
			Banks: 3.8%
EUR	350,000	@@	AIB Mortgage Bank, 3.750%, due 04/30/13	449,776
EUR	800,000	@@	Banco Bilbao Vizcaya Argentaria SA, 4.250%, due 07/15/14	1,045,272
	$930,000	@@,#	Banco BMG SA, 9.150%, due 01/15/16	996,309
	305,000	@@,#,C,L	Banco de Credito del Peru, 6.950%, due 11/07/21	310,338
	395,000	@@,#,L	Banco Hipotecario SA, 9.750%, due 04/27/16	408,825
MXN	1,170,000	@@	Banco Invex SA, 6.450%, due 03/13/34	428,942
EUR	340,000	@@	Bank of Ireland Mortgage Bank, 4.000%, due 07/05/13	441,746
EUR	460,000	@@	Depfa ACS Bank, 3.500%, due 03/16/11	597,414
EUR	390,000	@@	Depfa ACS Bank, 3.875%, due 11/14/16	490,536
EUR	1,955,000	@@	HBOS Treasury Services PLC, 4.375%, due 07/13/16	2,555,024
EUR	1,230,000	@@	HBOS Treasury Services PLC, 4.500%, due 07/13/21	1,586,243
	$290,000	@@,Z	HSBC Bank PLC, 12.410%, due 07/08/09	231,130
	920,000	@@,Z	HSBC Bank PLC, 16.420%, due 01/12/10	625,600
	290,000	@@,Z	HSBC Bank PLC, 19.010%, due 03/09/09	218,660
	375,000	@@,#,S	HSBK Europe BV, 7.750%, due 05/13/13	384,375
	590,000	@@,#,C	ICICI Bank Ltd., 6.375%, due 04/30/22	561,643
	360,000	@@,#	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	365,231

Principal Amount				Value
EUR	350,000	@@	Northern Rock PLC, 3.625%, due 03/28/13	$446,384
EUR	1,620,000		WM Covered Bond Program, 3.875%, due 09/27/11	2,116,152
EUR	1,870,000		WM Covered Bond Program, 4.000%, due 09/27/16	2,357,402
				16,617,002
			Beverages: 0.1%
	$255,000	C	Constellation Brands, Inc., 7.250%, due 09/01/16	249,900
	119,000	#,C	Constellation Brands, Inc., 7.250%, due 05/15/17	116,620
				366,520
			Building Materials: 0.2%
	415,000	C,S,L	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	412,925
	85,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	86,063
	350,000	C	Nortek, Inc.-Old, 8.500%, due 09/01/14	335,125
	335,000	C,L,Z	NTK Holdings, Inc., 12.340%, due 03/01/14	244,550
				1,078,663
			Chemicals: 0.3%
	50,000	C	Equistar Chemicals LP, 8.750%, due 02/15/09	52,000
	470,000	C,L	Huntsman International, LLC, 7.375%, due 01/01/15	495,850
	55,000	C,L	Huntsman International, LLC, 7.875%, due 11/15/14	59,194
	300,000	@@,#,C,L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	294,750
	265,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	273,613
	145,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	152,250
	75,000	C	Lyondell Chemical Co., 10.500%, due 06/01/13	81,375
	57,000	C	Tronox Worldwide, LLC, 9.500%, due 12/01/12	59,708
				1,468,740
			Coal: 0.3%
	400,000	C,S	Arch Western Finance, LLC, 6.750%, due 07/01/13	386,000
	400,000	C	Foundation PA Coal Co., 7.250%, due 08/01/14	398,500
	90,000	C	Massey Energy Co., 6.875%, due 12/15/13	82,913
	400,000	C,S	Peabody Energy Corp., 6.875%, due 03/15/13	400,000
				1,267,413
			Commercial Services: 0.7%
	35,000	#,C	ACE Cash Express, Inc., 10.250%, due 10/01/14	35,963
	145,000	#,C,S	Aramark Corp., 8.500%, due 02/01/15	148,263
	90,000	#,C	Ashtead Capital, Inc., 9.000%, due 08/15/16	94,725

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Commercial Services (continued)
	$85,000	C	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 7.750%, due 05/15/16	$87,125
	35,000	C	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 7.860%, due 05/15/14	35,700
	250,000	C	Cenveo Corp., 7.875%, due 12/01/13	246,250
	85,000	C,S	Corrections Corp. of America, 6.250%, due 03/15/13	82,025
	100,000	C	DI Finance, 9.500%, due 02/15/13	106,875
	275,000	C,L	Education Management, LLC, 10.250%, due 06/01/16	290,813
	125,000	C	FTI Consulting, Inc., 7.750%, due 10/01/16	128,125
	100,000	C	H&E Equipment Services, Inc., 8.375%, due 07/15/16	105,500
	220,000	C	Hertz Corp., 8.875%, due 01/01/14	230,450
	140,000	C,L	Hertz Corp., 10.500%, due 01/01/16	155,400
	75,000	C	iPayment, Inc., 9.750%, due 05/15/14	75,375
	200,000	C	Iron Mountain, Inc., 7.750%, due 01/15/15	196,000
	85,000	@@,#,C,L	Quebecor World Capital Corp., 8.750%, due 03/15/16	84,150
	100,000	C	Rent-A-Center, Inc., 7.500%, due 05/01/10	102,000
	900,000	C,L	United Rentals North America, Inc., 7.000%, due 02/15/14	882,000
				3,086,739
			Computers: 0.1%
	205,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	210,894
	370,000	C	SunGard Data Systems, Inc., 10.250%, due 08/15/15	393,125
				604,019
			Cosmetics/Personal Care: 0.1%
	275,000	C	Elizabeth Arden, Inc., 7.750%, due 01/15/14	278,438
				278,438
			Distribution/Wholesale: 0.0%
	185,000	C	SGS International, Inc., 12.000%, due 12/15/13	202,575
				202,575
			Diversified Financial Services: 2.8%
	255,000	@@	Astana Finance, 7.625%, due 02/16/09	252,119
	150,000	@@	Astana Finance, 9.000%, due 11/16/11	150,465
	883,014	@@,#	Autopistas Del Nordeste, 9.390%, due 04/15/24	944,825

Principal Amount				Value
EUR	370,000		BA Covered Bond Issuer, 4.250%, due 04/05/17	$474,953
RUB	29,600,000	@@	Bank of Moscow, 7.250%, due 11/25/09	1,174,530
	$810,000	@@,#,C	C10 Capital, Ltd., 6.722%, due 12/31/16	790,730
	270,000	#,C,L	CCM Merger, Inc., 8.000%, due 08/01/13	270,000
	400,000	@@,C,S	Cloverie PLC, 9.610%, due 12/20/10	409,800
	254,000	C	E*Trade Financial Corp., 7.375%, due 09/15/13	259,080
	150,000	C	E*Trade Financial Corp., 8.000%, due 06/15/11	154,500
	470,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	481,912
	1,312,468	@@,#,Z	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	1,529,025
	240,000	@@,#,C,L	ISA Capital do Brasil SA, 7.875%, due 01/30/12	246,000
	300,000	@@,#,C,L	ISA Capital do Brasil SA, 8.800%, due 01/30/17	321,750
MXN	891,800	@@	JP Morgan Hipotecaria su Casita, 6.100%, due 09/25/35	307,582
RUB	7,600,000	@@,C	JSC RosBank, 8.000%, due 09/30/09	300,165
	$50,000	L	Milacron Escrow Corp., 11.500%, due 05/15/11	48,625
BRL	1,020,000	#	Morgan Stanley, 10.090%, due 05/03/17	535,381
	$455,000	@@,#,C	National Gas Co. of Trinidad and Tobago Ltd., 6.050%, due 01/15/36	435,763
	540,000	#,C,L	Pinnacle Foods Finance, LLC, 10.625%, due 04/01/17	522,450
	400,000	#,C	Rainbow National Services, LLC, 8.750%, due 09/01/12	418,000
	323,000	#,C,L	Sally Holdings, LLC, 9.250%, due 11/15/14	325,423
	199,000	#,C,L	Sally Holdings, LLC, 10.500%, due 11/15/16	200,990
	600,000		SLM Corp., 4.500%, due 07/26/10	555,154
	785,000	+,Z	Tiers Trust, 8.200%, (step rate 8.600%) due 06/15/97	369,700
MYR	1,000,000	@@	Transshipment Megahub Bhd, 6.850%, due 11/02/12	327,038
	$190,000	C	Universal City Development Partners, 11.750%, due 04/01/10	201,875
	553,000	+,C,Z	Vanguard Health Holding Co. I, LLC, 10.500%, (step rate 11.250%) due 10/01/15	453,460
				12,461,295

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Electric: 1.9%
	$75,000	C,S	AES Corp., 7.750%, due 03/01/14	$75,563
	600,000	#,C,S	AES Corp., 8.750%, due 05/15/13	636,000
	395,000	@@,#,C	Aes Dominicana Energia Finance SA, 11.000%, due 12/13/15	420,675
	240,000	@@,#,C	AES Panama SA, 6.350%, due 12/21/16	232,532
	200,000	C,S,L	CMS Energy Corp., 7.500%, due 01/15/09	206,092
	530,000	#	Edison Mission Energy, 7.000%, due 05/15/17	502,175
	85,000	C	Edison Mission Energy, 7.500%, due 06/15/13	84,575
	120,000	C,L	Edison Mission Energy, 7.750%, due 06/15/16	120,000
BRL	475,000	@@,#	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	299,799
	$465,000	@@,#	Majapahit Holding BV, 7.250%, due 10/17/11	472,556
	430,000	@@,#	Majapahit Holding BV, 7.750%, due 10/17/16	437,525
	1,000,000	C	Mirant Americas Generation, LLC, 8.300%, due 05/01/11	1,037,500
	200,000	C,L	Mirant Americas Generation, LLC, 9.125%, due 05/01/31	220,000
PHP	23,800,000	@@	National Power Corp., 5.875%, due 12/19/16	475,012
	$302,000	@@,#	National Power Corp., 6.875%, due 11/02/16	304,265
	660,000	@@	National Power Corp., 9.625%, due 05/15/28	841,500
	925,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	929,625
	450,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	452,813
	607,000	C	Sierra Pacific Resources, 6.750%, due 08/15/17	599,752
				8,347,959
			Electronics: 0.1%
	417,000	@@,C,L	NXP BV/NXP Funding, LLC, 9.500%, due 10/15/15	412,830
	200,000	C	Stoneridge, Inc., 11.500%, due 05/01/12	210,000
				622,830
			Entertainment: 1.1%
	400,000	C	American Casino & Entertainment Properties, LLC, 7.850%, due 02/01/12	413,000
	200,000	+,C,S,Z	Cinemark, Inc., 8.420%, (step rate 9.750%) due 03/15/14	183,000
	380,000	#,C	Greektown Holdings, LLC, 10.750%, due 12/01/13	404,700
	500,000	C	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	475,625
	300,000	+,C,Z	Marquee Holdings, Inc., 10.010%, due 08/15/14	262,500

Principal Amount				Value
	$40,000	C	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	$39,000
	360,000	C,L	Mohegan Tribal Gaming Authority, 6.875%, due 02/15/15	351,900
	200,000	C	Mohegan Tribal Gaming Authority, 7.125%, due 08/15/14	199,000
	200,000	C	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	207,500
	40,000	C	Penn National Gaming, Inc., 6.750%, due 03/01/15	41,200
	150,000	C	Penn National Gaming, Inc., 6.875%, due 12/01/11	153,188
	600,000	C,L	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	621,000
	120,000	#,C	Pokagon Gaming Authority, 10.375%, due 06/15/14	132,900
	60,000	C,L	Six Flags Theme Parks, Inc., 8.875%, due 02/01/10	59,550
	50,000	C,L	Six Flags Theme Parks, Inc., 9.625%, due 06/01/14	46,625
	150,000	C,L	Six Flags Theme Parks, Inc., 9.750%, due 04/15/13	141,938
	250,000	#,C	Steinway Musical Instruments, 7.000%, due 03/01/14	245,000
	350,000	C	Vail Resorts, Inc., 6.750%, due 02/15/14	342,563
	800,000	+,C,Z	WMG Holdings Corp., 10.140%, due 12/15/14	612,000
				4,932,189
			Environmental Control: 0.1%
	500,000	C,L	Allied Waste North America, Inc., 7.375%, due 04/15/14	496,250
				496,250
			Food: 0.2%
	507,000	C,S	Albertson's, Inc., 8.000%, due 05/01/31	520,734
	35,000	C	Del Monte Corp., 6.750%, due 02/15/15	33,513
	160,000	C,S	Del Monte Corp., 8.625%, due 12/15/12	166,000
	120,000	C	Dole Food Co., Inc., 7.250%, due 06/15/10	116,400
				836,647
			Forest Products & Paper: 0.2%
	105,000	C	Boise Cascade, LLC, 7.125%, due 10/15/14	100,275
	100,000	@@,C	Catalyst Paper Corp., 7.375%, due 03/01/14	90,375
	200,000	@@,C	Catalyst Paper Corp., 8.625%, due 06/15/11	194,500
	100,000	C,S	Domtar, Inc., 7.125%, due 08/15/15	97,375
	45,000	C,L	Mercer International, Inc., 9.250%, due 02/15/13	44,156

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Forest Products & Paper (continued)
	$105,000	#,C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.106%, due 08/01/14	$107,625
	105,000	#,C,L	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.375%, due 08/01/16	112,613
				746,919
			Healthcare-Products: 0.0%
	105,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	109,200
				109,200
			Healthcare-Services: 0.6%
	85,000	C	DaVita, Inc., 6.625%, due 03/15/13	83,406
	570,000	C	DaVita, Inc., 7.250%, due 03/15/15	565,725
	100,000	C,S	Genesis HealthCare Corp., 8.000%, due 10/15/13	106,740
	798,000	C	HCA, Inc., 6.375%, due 01/15/15	680,295
	195,000	C,L	Healthsouth Corp., 10.750%, due 06/15/16	212,550
	90,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	89,438
	284,000	C,L	Select Medical Corp., 7.625%, due 02/01/15	255,600
	150,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	137,813
	20,000	C,L	Tenet Healthcare Corp., 7.375%, due 02/01/13	18,175
	518,000	C,L	Tenet Healthcare Corp., 9.875%, due 07/01/14	515,410
	20,000	C,S,L	Triad Hospitals, Inc., 7.000%, due 11/15/13	21,074
	55,000	C	US Oncology, Inc., 9.000%, due 08/15/12	56,925
				2,743,151
			Holding Companies- Diversified: 0.2%
	360,000	@@,#,C,L	Basell AF SCA, 8.375%, due 08/15/15	346,500
	65,000	@@,C,L	JSG Funding PLC, 7.750%, due 04/01/15	65,406
	400,000	@@,C,L	Stena AB, 7.500%, due 11/01/13	406,000
				817,906
			Home Builders: 0.2%
	300,000	C	Beazer Homes USA, Inc., 8.375%, due 04/15/12	285,000
	50,000	C,L	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	44,000
	50,000	C,L	Standard-Pacific Corp., 7.750%, due 03/15/13	46,250
	200,000	C,L	WCI Communities, Inc., 9.125%, due 05/01/12	194,000
	200,000	C	William Lyon Homes, Inc., 10.750%, due 04/01/13	189,000
				758,250

Principal Amount				Value
			Home Furnishings: 0.0%
	$68,000	C	Sealy Mattress Co., 8.250%, due 06/15/14	$70,040
				70,040
			Household Products/Wares: 0.2%
	50,000	C	Church & Dwight Co., Inc., 6.000%, due 12/15/12	48,188
	460,000	C	Playtex Products, Inc., 9.375%, due 06/01/11	474,950
	250,000	C,L	Spectrum Brands, Inc., 7.375%, due 02/01/15	202,188
				725,326
			Housewares: 0.2%
	295,000	@@,#,C	Vitro SA de CV, 8.625%, due 02/01/12	300,900
	505,000	@@,#,C	Vitro SA de CV, 9.125%, due 02/01/17	520,150
				821,050
			Iron/Steel: 0.1%
	200,000	C,S	AK Steel Corp., 7.750%, due 06/15/12	201,000
	85,000	C	RathGibson, Inc., 11.250%, due 02/15/14	89,675
				290,675
			Leisure Time: 0.1%
	240,000	C	Leslie's Poolmart, 7.750%, due 02/01/13	240,000
	100,000	@@,C,L	NCL Corp., 10.625%, due 07/15/14	97,000
	300,000	C, L	Travelport, LLC, 11.875%, due 09/01/16	336,375
				673,375
			Lodging: 0.8%
	400,000	C,S,L	Caesars Entertainment, Inc., 7.875%, due 03/15/10	411,520
	375,000	#,C,S	French Lick Resorts & Casino, LLC, 10.750%, due 04/15/14	322,500
	300,000	C	Gaylord Entertainment Co., 8.000%, due 11/15/13	305,625
	300,000	C	MGM Mirage, 6.625%, due 07/15/15	274,125
	170,000	C,L	MGM Mirage, 6.750%, due 04/01/13	162,350
	600,000	C,L	MGM Mirage, 8.375%, due 02/01/11	616,500
	372,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	331,080
	90,000	C	Station Casinos, Inc., 6.875%, due 03/01/16	79,875
	500,000	C	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	498,750
	726,000	C	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	703,313
				3,705,638

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Machinery-Diversified: 0.1%
	$140,000	C	Case New Holland, Inc., 7.125%, due 03/01/14	$142,450
	100,000	C	Case New Holland, Inc., 9.250%, due 08/01/11	105,320
	200,000	#,C	Douglas Dynamics, LLC, 7.750%, due 01/15/12	191,000
				438,770
			Media: 2.2%
	200,000	Z	Adelphia Communications Corp., 10.250%, due 06/15/11	65,500
	400,000	C,S	Allbritton Communications Co., 7.750%, due 12/15/12	404,000
	300,000	C,S,L	American Media Operations, Inc., 10.250%, due 05/01/09	285,750
	130,000	#,C,S	Block Communications, Inc., 8.250%, due 12/15/15	131,950
	400,000	C	CCH II, LLC, 10.250%, due 09/15/10	419,500
	100,000	C	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	105,000
	547,000	#,C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	559,308
	94,000	S	CSC Holdings, Inc., 7.625%, due 04/01/11	93,765
	300,000	S	CSC Holdings, Inc., 7.625%, due 07/15/18	286,500
	220,000	C,S	Dex Media East, LLC, 12.125%, due 11/15/12	237,325
	225,000	C,S	Dex Media West, LLC, 9.875%, due 08/15/13	241,875
	1,080,000	C,S	Dex Media, Inc., 8.000%, due 11/15/13	1,101,600
	50,000	C	DirecTV Holdings, LLC, 6.375%, due 06/15/15	47,125
	300,000	C	DirecTV Holdings, LLC, 8.375%, due 03/15/13	315,375
	398,000	C	Echostar DBS Corp. 6.625%, due 10/01/14	381,085
	125,000	C	Echostar DBS Corp., 7.000%, due 10/01/13	123,750
	300,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	294,750
	565,000	C	Idearc, Inc., 8.000%, due 11/15/16	573,475
	240,000	#,C	ION Media Networks, Inc., 11.606%, due 01/15/13	249,000
	55,000	C	LIN Television Corp., 6.500%, due 05/15/13	54,038
	110,000	C,L	Mediacom Broadband, LLC, 8.500%, due 10/15/15	111,100
	285,000	#,C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	287,850
	300,000	C	Mediacom, LLC, 9.500%, due 01/15/13	307,500
	850,000	C	Medianews Group, Inc., 6.875%, due 10/01/13	735,250
	590,000	#,C	Nielsen Finance, LLC, 10.000%, due 08/01/14	626,875

Principal Amount				Value
	$340,000	+,#,C,L,Z	Nielsen Finance, LLC, 10.470%, due 08/01/16	$241,400
	400,000	C	Primedia, Inc., 8.875%, due 05/15/11	413,000
	351,000	C,S,L	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	361,530
	70,000	C	Sirius Satellite Radio, Inc., 9.625%, due 08/01/13	68,950
	300,000	C	Vertis, Inc., 9.750%, due 04/01/09	306,000
	100,000	C,L	Vertis, Inc., 10.875%, due 06/15/09	98,500
	340,000	C,L	Xm Satellite Radio, Inc., 9.750%, due 05/01/14	334,900
				9,863,526
			Metal Fabricate/Hardware: 0.1%
	268,000	C	Trimas Corp., 9.875%, due 06/15/12	276,710
				276,710
			Mining: 0.9%
	1,700,000	@@,#,L	ALROSA Finance SA, 8.875%, due 11/17/14	1,917,600
	1,420,000	@@	ALROSA Finance SA, 8.875%, due 11/17/14	1,600,482
	350,000	@@,C	Novelis, Inc., 7.250%, due 02/15/15	360,938
				3,879,020
			Miscellaneous Manufacturing: 0.1%
	90,000	@@,#,C	Bombardier, Inc., 8.000%, due 11/15/14	93,600
	105,000	#,C	Nutro Products, Inc., 10.750%, due 04/15/14	122,539
	75,000	C,L	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	77,250
	115,000	C,L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	124,200
				417,589
			Multi-National: 0.1%
NGN	46,000,000	@@	African Development Bank, 9.250%, due 01/18/08	364,710
				364,710
			Oil & Gas: 1.5%
	$50,000	C	Berry Petroleum Co., 8.250%, due 11/01/16	50,625
	850,000	C,S	Chesapeake Energy Corp., 6.875%, due 01/15/16	835,125
	365,000	@@,C,S	Compton Petroleum Finance Corp., 7.625%, due 12/01/13	362,263
	120,000	C	Forest Oil Corp., 8.000%, due 12/15/11	124,200
	200,000	C,L	Frontier Oil Corp., 6.625%, due 10/01/11	196,000
	185,000	@@,#	Gaz Capital SA, 8.625%, due 04/28/34	231,343

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Oil & Gas (continued)
	$600,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	$582,000
	85,000	C	Pogo Producing Co., 7.875%, due 05/01/13	87,125
	65,000	C	Premcor Refining Group, Inc., 9.500%, due 02/01/13	69,219
	270,000	C	Quicksilver Resources, Inc., 7.125%, due 04/01/16	261,900
	140,000	C	Range Resources Corp., 6.375%, due 03/15/15	133,350
	350,000	C,S	Range Resources Corp., 7.500%, due 05/15/16	356,125
	325,000	#	Sabine Pass LNG LP, 7.250%, due 11/30/13	323,375
	545,000	#	Sabine Pass LNG LP, 7.500%, due 11/30/16	543,638
	650,000	C,S	Stone Energy Corp., 6.750%, due 12/15/14	601,250
	572,000	@@,#	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	564,164
	140,000	C	Tesoro Corp., 6.250%, due 11/01/12	139,650
	340,000	C,S	Tesoro Corp., 6.625%, due 11/01/15	338,300
	700,000	C	Whiting Petroleum Corp., 7.250%, due 05/01/12	668,500
				6,468,152
			Oil & Gas Services: 0.1%
	85,000	C	Basic Energy Services, Inc., 7.125%, due 04/15/16	81,600
	200,000	C,S	Hanover Compressor Co., 8.625%, due 12/15/10	207,250
				288,850
			Packaging & Containers: 0.9%
	275,000	C	Ball Corp., 6.625%, due 03/15/18	264,688
	220,000	C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	223,850
	50,000	C,L	Berry Plastics Holding Corp., 9.235%, due 09/15/14	50,750
	252,000	C,L	Berry Plastics Holding Corp., 10.250%, due 03/01/16	253,260
	250,000	C,L	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	252,500
	500,000	C,L	Graham Packaging Co., Inc., 9.875%, due 10/15/14	508,125
	500,000	C,L	Graphic Packaging International Corp., 8.500%, due 08/15/11	513,750
	100,000	C	Graphic Packaging International Corp., 9.500%, due 08/15/13	104,375
	124,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	123,690
	155,000	C	Owens Brockway Glass Container, Inc., 7.750%, due 05/15/11	159,844

Principal Amount				Value
	$200,000	C	Owens Brockway Glass Container, Inc., 8.250%, due 05/15/13	$208,000
	72,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	75,420
	418,000	C	Owens Brockway Glass Container, Inc., 8.875%, due 02/15/09	427,405
	375,000	C,L	Solo Cup Co., 8.500%, due 02/15/14	330,000
	630,000	C	Stone Container Corp., 8.375%, due 07/01/12	633,938
				4,129,595
			Pharmaceuticals: 0.1%
	85,000	@@,C,L	Angiotech Pharmaceuticals, Inc., 7.750%, due 04/01/14	80,538
	75,000	C	Omnicare, Inc., 6.750%, due 12/15/13	72,000
	90,000	C	Omnicare, Inc., 6.875%, due 12/15/15	85,950
				238,488
			Pipelines: 0.4%
	90,000	C	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	90,225
	50,000	C	Copano Energy, LLC, 8.125%, due 03/01/16	51,000
	200,000	C	Dynegy Holdings, Inc., 6.875%, due 04/01/11	197,500
	210,000	C,L	Dynegy Holdings, Inc., 8.750%, due 02/15/12	217,350
	136	#,C	Kern River Funding Corp., 4.893%, due 04/30/18	130
	919,000	C,S	Kinder Morgan Energy Partners LP, 7.300%, due 08/15/33	962,539
	35,000	C	Pacific Energy Partners LP, 6.250%, due 09/15/15	34,436
	185,000	#,C	Targa Resources, Inc., 8.500%, due 11/01/13	188,700
				1,741,880
			Real Estate Investment Trusts: 0.2%
	300,000	L	Felcor Lodging LP, 8.500%, due 06/01/11	316,875
	50,000	C	Host Hotels & Resorts LP, 6.875%, due 11/01/14	49,688
	200,000	C,S	Host Marriott LP, 6.375%, due 03/15/15	193,000
	200,000	C	Host Marriott LP, 6.750%, due 06/01/16	197,000
	105,000	C,L	Ventas Realty LP, 6.750%, due 04/01/17	104,213
				860,776
			Regional (state/province): 1.4%
MYR	1,920,000	@@	Johor Corp., 1.000%, due 07/31/12	585,324
AUD	1,715,000	@@	New South Wales Treasury Corp., 5.500%, due 03/01/17	1,337,385

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Regional (state/province) (continued)
	$4,325,000	@@	New South Wales Treasury Corp., 8.000%, due 03/01/08	$3,701,929
	375,000	@@,#	Provincia Del Neuquen Titulo Provincial, 8.656%, due 10/18/14	379,688
				6,004,326
			Retail: 0.5%
	430,000	C,L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	437,525
	70,000	C	Buffets, Inc., 12.500%, due 11/01/14	67,375
	400,000	#,C,L	Claire's Stores, Inc., 10.500%, due 06/01/17	367,000
	155,000	C	Inergy LP, 8.250%, due 03/01/16	160,038
	340,000	C,L	Linens 'n Things, Inc., 10.981%, due 01/15/14	253,725
	355,000	&,C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	381,625
	180,000	C,L	Neiman-Marcus Group, Inc., 10.375%, due 10/15/15	198,900
	300,000	C	Rite Aid Corp., 8.125%, due 05/01/10	304,875
				2,171,063
			Semiconductors: 0.0%
	205,000	#,C,L	Freescale Semiconductor, Inc., 10.125%, due 12/15/16	193,725
				193,725
			Telecommunications: 2.9%
MXN	8,400,000	@@,#	America Movil SA de CV, 8.460%, due 12/18/36	793,260
	$42,000	C	American Cellular Corp., 10.000%, due 08/01/11	44,205
	1,000,000	C,S	American Tower Corp., 7.125%, due 10/15/12	1,027,500
	536,000	C,S	Centennial Cellular Operating Co., 10.125%, due 06/15/13	577,540
	805,000	C	Citizens Communications Co., 6.250%, due 01/15/13	775,819
	175,000	C	Cricket Communications, Inc., 9.375%, due 11/01/14	181,563
	50,000	C	Dobson Cellular Systems, 8.375%, due 11/01/11	52,500
	300,000	C,L	Dobson Communications Corp., 8.875%, due 10/01/13	315,000
	55,000	C	Dobson Communications Corp., 9.606%, due 10/15/12	56,375
	45,000	@@,C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	50,625
	800,000	C,S	Intelsat Corp., 9.000%, due 08/15/14	838,000
	180,000	C	Intelsat Corp., 9.000%, due 06/15/16	189,450

Principal Amount				Value
	$100,000	@@,C	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	$102,000
	255,000	@@,C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	262,650
	2,825,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	2,826,235
	50,000	C	Nextel Partners, Inc., 8.125%, due 07/01/11	52,153
	85,000	@@,#,C	Nordic Telephone Co. APS, 8.875%, due 05/01/16	90,525
	80,000	@@,C,L	NTL Cable PLC, 9.125%, due 08/15/16	84,200
	—	C,L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	—
	300,000	C, L	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	306,750
	1,030,000	C	Qwest Corp., 8.875%, due 03/15/12	1,114,975
	568,000	@@,C	Rogers Wireless, Inc., 7.500%, due 03/15/15	609,340
	—	C	Rural Cellular Corp., 9.750%, due 01/15/10	—
	400,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	420,000
PEN	1,194,600	@@,#	Telefonica del Peru SAA, 8.000%, due 04/11/16	418,053
	$480,000	C	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	511,200
	40,000	C	Valor Telecommunications Enterprises, LLC, 7.750%, due 02/15/15	42,106
	310,000	C	West Corp., 9.500%, due 10/15/14	319,300
	135,000	C,L	West Corp., 11.000%, due 10/15/16	141,750
	130,000	C	Windstream Corp., 8.125%, due 08/01/13	136,500
	530,000	C	Windstream Corp., 8.625%, due 08/01/16	563,125
				12,902,699
			Textiles: 0.1%
	353,000	#,C	Invista, 9.250%, due 05/01/12	375,063
				375,063
			Transportation: 0.0%
	100,000	C	PHI, Inc., 7.125%, due 04/15/13	96,000
				96,000
			Trucking & Leasing: 0.0%
	170,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15	172,125
				172,125
			Total Corporate Bonds/Notes (Cost $122,038,359)	122,244,812

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.1%
		Federal Home Loan Bank: 0.0%
$145,000		4.750%, due 04/24/09	$143,948
			143,948
		Federal Home Loan Mortgage Corporation: 5.5%
155,654	^^,Z	Discount Note, due 03/01/33	114,115
619,406	C,S,^	0.830%, due 07/15/25	15,298
268,233	C,^	0.830%, due 02/15/26	6,953
890,474	C,^	0.830%, due 07/15/35	20,882
329,478	C,^	1.930%, due 04/15/33	15,900
788,210	C,S,^	2.330%, due 03/15/29	51,189
862,918	C,S,^	2.380%, due 03/15/29	58,110
977,085	C	3.300%, due 11/15/26	946,585
115,292	C	3.500%, due 10/15/22	113,468
224,760	C	3.500%, due 09/15/25	219,312
1,063,268	C,^	3.630%, due 08/15/29	105,899
125,929	C	4.000%, due 05/15/24	124,252
565,000	S	4.125%, due 07/12/10	548,562
496,052	S	4.500%, due 02/01/18	473,055
927,697		4.500%, due 05/01/19	883,095
225,550	S	4.500%, due 02/01/20	214,240
118,238	C	4.877%, due 06/15/34	108,563
600,000		5.000%, due 06/11/09	598,081
50,153		5.000%, due 01/01/20	48,515
352,278		5.000%, due 02/01/20	340,766
764,000	C	5.000%, due 09/15/23	713,108
333,103	C	5.000%, due 04/15/24	331,073
643,039		5.000%, due 08/01/33	606,011
164,774		5.000%, due 12/01/34	155,286
927,000	C	5.000%, due 02/15/35	840,462
201,045	C	5.243%, due 08/15/35	186,967
5,950,000		5.500%, due 08/20/12	6,010,571
262,854	S	5.500%, due 01/01/18	259,875
449,009	S	5.500%, due 12/01/32	435,194
473,506	S	5.500%, due 12/01/34	458,491
327,604	C	5.770%, due 02/15/29	331,305
527,849	C	5.820%, due 01/15/33	536,696
620,745	S	6.000%, due 04/01/17	624,278
234,763	C	6.000%, due 05/15/17	236,835
984,743	S	6.000%, due 09/01/24	987,533
432,458	C	6.000%, due 05/15/31	434,650
106,126	^	6.000%, due 12/01/31	27,353
188,032	^	6.000%, due 12/15/32	48,563
466,963	^	6.000%, due 03/01/33	120,796
266,441	S	6.000%, due 02/01/34	264,937
161,765	C	6.270%, due 08/15/31	166,661
134,282	C	6.270%, due 02/15/32	138,224
794,608	C	6.300%, due 02/15/32	818,726
129,491	C	6.320%, due 02/15/32	134,249
240,435	C	6.320%, due 03/15/32	249,021
69,187	S	6.500%, due 04/01/18	70,730
418,066		6.500%, due 04/01/21	427,729
130,601		6.500%, due 02/01/22	133,608
133,676		6.500%, due 09/01/22	136,753
480,854	C	6.500%, due 12/15/23	488,574
231,340	C	6.500%, due 04/15/28	229,935
92,046	C,S	6.500%, due 06/15/31	93,684
345,704	C	6.500%, due 06/15/32	354,190
39,198	S	6.500%, due 08/01/32	40,000
121,992	S	6.500%, due 07/01/34	123,879
500,000	S	6.625%, due 09/15/09	514,921
415,261	C	6.750%, due 02/15/24	426,362

Principal Amount			Value
$551,452	C	7.000%, due 09/15/26	$561,862
92,332	C,S,^	7.000%, due 03/15/28	19,312
551,948	C,S,^	7.000%, due 04/15/28	111,108
484,731	C	7.500%, due 09/15/22	497,380
			24,353,732
		Federal National Mortgage Corporation: 15.5%
3,020,325	^	0.730%, due 10/25/35	74,990
863,302	^	1.150%, due 08/25/36	40,538
457,909	S,^	1.380%, due 05/25/35	18,092
817,604	^	1.380%, due 10/25/35	37,748
732,803	^	1.380%, due 12/25/35	33,212
167,921	^	1.380%, due 12/25/36	7,622
394,024	S,^	1.430%, due 08/25/25	18,265
160,096	S,^	1.430%, due 05/25/35	6,361
1,637,300	^	1.880%, due 05/25/36	121,206
752,597	^	1.910%, due 09/25/36	38,907
1,245,626	S,^	2.430%, due 07/25/31	109,797
664,322	^	2.430%, due 02/25/32	57,900
273,232	^	2.630%, due 07/25/32	23,179
928,789	S,^	2.780%, due 12/25/33	109,928
158,467	S,^	2.930%, due 02/25/33	15,937
301,309		3.000%, due 04/25/13	296,557
145,458		3.000%, due 06/25/22	143,414
259,862		4.000%, due 03/25/25	255,451
640,000		4.500%, due 11/25/14	627,575
770,000		4.500%, due 05/25/15	755,068
1,473,417		4.500%, due 09/01/18	1,404,384
301,686		4.500%, due 01/01/19	287,551
104,282	S	4.500%, due 03/01/19	99,396
955,004		4.500%, due 11/01/19	909,394
359,536	S	4.500%, due 02/01/20	342,182
1,501,379		4.500%, due 06/01/20	1,428,914
609,830		4.500%, due 08/01/20	581,258
491,245		4.500%, due 07/25/24	486,032
400,000	S	4.500%, due 08/25/25	359,671
2,050,000		4.625%, due 01/15/08	2,041,954
811,237		4.693%, due 06/25/36	709,882
1,600,000	L	5.000%, due 10/15/11	1,585,136
785,000	L	5.000%, due 05/11/17	758,219
2,251,570		5.000%, due 12/01/17	2,184,320
255,833		5.000%, due 02/01/18	248,226
972,025		5.000%, due 03/01/18	943,122
829,470		5.000%, due 04/01/18	804,807
99,317		5.000%, due 06/01/18	96,364
145,798	S	5.000%, due 06/01/18	141,463
270,485		5.000%, due 07/01/18	262,406
360,001	S	5.000%, due 11/01/18	349,297
585,280	S	5.000%, due 08/01/19	567,155
964,000	W	5.000%, due 07/18/21	931,615
191,995		5.000%, due 12/01/32	180,819
855,098		5.000%, due 06/01/33	805,606
255,416		5.000%, due 07/01/33	240,632
480,055		5.000%, due 08/01/33	452,270
2,053,112		5.000%, due 11/01/33	1,934,281
248,152		5.000%, due 03/01/34	233,789
217,094	S	5.000%, due 04/01/34	204,529
331,685		5.000%, due 09/01/35	312,488
182,908		5.060%, due 03/25/36	169,345
143,000	W	5.500%, due 07/15/19	140,877
337,313	S	5.500%, due 09/01/19	333,146
698,000	S	5.500%, due 03/25/23	660,793
992,000	S	5.500%, due 04/25/23	938,478

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Corporation (continued)
$426,740	S	5.500%, due 09/01/24	$417,086
160,000		5.500%, due 11/25/25	152,288
488,516		5.500%, due 12/25/26	487,506
574,537		5.500%, due 08/25/27	573,250
625,661	S	5.500%, due 02/01/33	606,428
187,219	S	5.500%, due 03/01/33	181,424
519,672	^	5.500%, due 05/01/33	130,433
203,448		5.500%, due 06/01/33	197,151
1,652,300	^	5.500%, due 06/25/33	345,678
213,843	S	5.500%, due 07/01/33	207,224
1,527,246		5.500%, due 07/01/33	1,479,976
787,827	^	5.500%, due 07/01/33	192,771
250,547	S	5.500%, due 11/01/33	242,792
147,576	S	5.500%, due 12/01/33	143,008
856,518	^	5.500%, due 12/01/33	224,624
302,964	S	5.500%, due 02/01/34	293,373
7,712,000	W	5.500%, due 07/15/34	7,438,463
1,542,000	W	5.500%, due 08/13/34	1,486,343
50,432		5.720%, due 11/25/33	50,870
1,514,008		5.820%, due 12/25/31	1,534,390
95,021		5.820%, due 10/18/32	96,460
3,548,000	S,L	6.000%, due 05/15/11	3,644,488
235,560		6.000%, due 03/25/17	237,357
329,341		6.000%, due 06/01/17	331,335
390,200		6.000%, due 12/01/18	392,588
3,079,000		6.000%, due 07/15/20	3,092,951
610,000		6.000%, due 04/25/23	613,014
718,593		6.000%, due 07/01/24	719,524
102,439		6.000%, due 09/01/24	102,572
457,987		6.000%, due 12/01/28	456,583
894,064		6.000%, due 11/01/29	891,517
319,660		6.000%, due 01/25/32	319,314
420,959	S	6.000%, due 09/01/32	419,074
564,650		6.000%, due 09/01/32	562,121
211,676	S	6.000%, due 11/01/32	210,866
451,566	^	6.000%, due 02/01/33	116,347
465,120	^	6.000%, due 03/01/33	117,236
744,112		6.000%, due 04/01/33	739,865
1,656,272	^	6.000%, due 10/01/33	433,499
678,385	^	6.000%, due 12/01/33	177,884
840,819	^	6.000%, due 08/01/35	194,228
316,453	^	6.000%, due 09/01/35	74,206
824,000	W	6.000%, due 07/01/37	815,116
280,000		6.320%, due 12/25/31	286,471
132,832	C	6.320%, due 02/15/32	137,921
184,631		6.320%, due 04/25/32	190,660
772,357		6.320%, due 09/25/32	793,713
386,188		6.320%, due 12/25/32	400,444
113,501		6.500%, due 05/01/17	115,929
541,703		6.500%, due 06/01/17	553,752
361,920		6.500%, due 10/25/28	368,770
294,255		6.500%, due 11/01/28	300,372
147,602	S	6.500%, due 12/01/28	150,671
139,659		6.500%, due 04/25/29	142,389
240,009		6.500%, due 11/25/29	244,553
805,239		6.500%, due 12/01/29	821,583
433,825		6.500%, due 09/25/30	442,271
246,761		6.500%, due 04/01/31	251,890
249,193	S	6.500%, due 10/25/31	253,696
120,669		6.500%, due 01/25/32	123,017
1,569,128	^	6.500%, due 02/01/32	415,417
289,423		6.500%, due 04/25/32	294,345

Principal Amount			Value
$37,505	S	7.000%, due 09/01/14	$38,656
127,907	S	7.000%, due 11/01/17	131,887
222,747	S,^	7.000%, due 02/01/28	59,911
141,874		7.000%, due 01/01/30	147,060
747,050		7.000%, due 12/01/32	775,015
295,473		^ 7.000%, due 03/25/33	79,803
345,093		7.000%, due 04/01/33	357,708
230,055		^ 7.000%, due 04/25/33	60,791
669,058		7.000%, due 04/01/34	693,844
1,140,000		7.250%, due 01/15/10	1,195,517
299,928		^ 7.500%, due 01/01/24	83,169
166,639		7.500%, due 09/01/32	174,369
394,486		7.500%, due 01/01/33	412,977
			68,563,342
		Government National Mortgage Association: 0.8%
485,321		5.000%, due 04/15/34	460,035
337,113		5.500%, due 04/15/33	327,900
77,025		5.500%, due 07/15/33	74,920
153,223		5.500%, due 04/15/34	148,988
376,215		6.000%, due 10/20/34	374,837
592,774	C	6.500%, due 12/16/31	602,035
136,981		6.500%, due 02/20/35	139,390
259,060	C	8.000%, due 01/16/30	272,838
1,061,004	C	8.000%, due 02/16/30	1,118,993
			3,519,936
		Other U.S. Agency Obligations: 0.3%
2,233,000	S,Z	Resolution Funding Corp., 7.780%, due 01/15/21	1,078,865
			1,078,865
		Total U.S. Government Agency Obligations (Cost $98,748,787)	97,659,823
U.S. TREASURY OBLIGATIONS: 0.3%
		U.S. Treasury Bonds: 0.1%
55,000	L	4.500%, due 02/15/36	49,818
310,000	L	5.375%, due 02/15/31	318,428
			368,246
		U.S. Treasury Notes: 0.2%
1,000,000	L	4.250%, due 11/30/07	997,657
			997,657
		Total U.S. Treasury Obligations (Cost $1,391,018)	1,365,903
ASSET-BACKED SECURITIES: 1.8%
		Automobile Asset-Backed Securities: 0.2%
40,000	#,C	AESOP Funding II, LLC, 5.380%, due 04/20/09	40,020
200,768	C	BMW Vehicle Owner Trust, 5.300%, due 05/26/09	200,871
331,957	C	Daimler Chrysler Auto Trust, 5.250%, due 05/08/09	332,105
17,580	C	Ford Credit Auto Owner Trust, 3.480%, due 11/15/08	17,544

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Automobile Asset-Backed Securities (continued)
$150,000	@@,#,C	Taganka Car Loan Finance PLC, 8.620%, due 11/14/13	$150,000
			740,540
		Home Equity Asset-Backed Securities: 0.4%
140,000	C,S	ACE Securities Corp., 5.500%, due 11/25/35	140,119
130,000	C	Ameriquest Mortgage Securities, Inc., 5.420%, due 10/25/36	129,895
226,496	C	Argent Securities, Inc., 5.800%, due 05/25/34	227,425
250,000	C	Centex Home Equity, 5.420%, due 06/25/36	250,155
108,178	C	HFC Home Equity Loan Asset-Backed Certificates, 5.580%, due 01/20/35	108,268
90,000	C	Household Home Equity Loan Trust, 5.430%, due 03/20/36	90,030
310,000	C	MASTR Asset-Backed Securities Trust, 5.420%, due 08/25/36	310,110
330,000	C	Option One Mortgage Loan Trust, 5.420%, due 07/25/36	330,165
240,000	C	Residential Asset Securities Corp., 5.420%, due 09/25/36	240,122
			1,826,289
		Other Asset-Backed Securities: 1.2%
200,000	C	Argent Securities, Inc., 5.420%, due 06/25/36	200,001
136,073	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 5.600%, due 02/25/33	136,203
140,000	C	Citigroup Mortgage Loan Trust, Inc., 5.420%, due 10/25/36	139,981
70,000	C	Citigroup Mortgage Loan Trust, Inc., 5.536%, due 03/25/36	69,738
60,000	C,S	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	59,715
370,000	C	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	368,202
230,000	C	Countrywide Asset-Backed Certificates, 5.440%, due 06/25/37	230,074
54,245	C	Countrywide Asset-Backed Certificates, 5.520%, due 05/25/36	54,282
63,626	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.370%, due 04/25/36	63,671

Principal Amount			Value
$190,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.410%, due 07/25/36	$190,066
100,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.430%, due 06/25/36	100,051
410,000	C,S	First Franklin Mortgage Loan Asset-Backed Certificates, 5.530%, due 11/25/35	410,317
1,860,000	@@,Z	ICE Canyon, LLC, Discount Note, due 08/15/22	1,860,000
102,052	C	Lehman XS Trust, 5.180%, due 08/25/35	101,946
61,965	C	Morgan Stanley Capital I, 5.580%, due 07/25/35	62,032
17,105	C	Popular Mortgage Pass-Through Trust, 4.415%, due 04/25/35	17,045
100,000	C	Popular Mortgage Pass-Through Trust, 5.680%, due 01/25/36	99,710
57,780	C	Residential Asset Mortgage Products, Inc., 4.450%, due 07/25/28	57,498
70,783	C	Residential Asset Mortgage Products, Inc., 5.400%, due 07/25/36	70,830
479,840	C	Specialty Underwriting & Residential Finance, 5.570%, due 06/25/36	480,390
210,000	@@,#	Start CLO Ltd., 22.360%, due 06/07/11	210,000
53,183	C	Structured Asset Investment Loan Trust, 5.380%, due 04/25/36	53,207
78,755	C	Structured Asset Securities Corp., 5.180%, due 03/25/35	78,791
190,000	C	Wells Fargo Home Equity Trust, 5.420%, due 07/25/36	190,064
			5,303,814
		Total Asset-Backed Securities (Cost $7,872,160)	7,870,643
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.8%
290,000	C	Banc of America Commercial Mortgage, Inc., 4.501%, due 07/10/43	282,454
400,000	C	Banc of America Commercial Mortgage, Inc., 5.317%, due 09/10/47	394,964
112,563	C	Chaseflex Trust, 5.420%, due 09/25/36	112,662
560,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, due 12/11/49	550,084
1,161,582	C	Countrywide Alternative Loan Trust, 5.500%, due 05/25/37	1,149,417
356,804	C	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	357,975

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$478,127	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	$478,123
	59,156	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.360%, due 07/25/36	59,117
	198,270	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 5.961%, due 06/25/36, 5.961%, due 06/25/36	197,908
	329,041	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	331,203
	213,130	@@	Dominican Republic, 9.040%, due 01/23/18	241,285
	169,111	C	First Union-Lehman Brothers- Bank of America, 6.560%, due 11/18/35	169,878
	170,000	C	GE Capital Commercial Mortgage Corp., 4.853%, due 07/10/45	167,252
	233,000	C	GMAC Commercial Mortgage Securities, Inc., 7.206%, due 05/15/30	236,392
	80,000	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	77,984
	408,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	403,724
	420,000	C	Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39	415,419
	390,000	C	GS Mortgage Securities Corp. II, 5.479%, due 11/10/39	387,945
	70,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.575%, due 07/15/42	68,306
	240,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.790%, due 10/15/42	235,332
	490,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	482,174
	200,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	197,218
	460,000	C	LB-UBS Commercial Mortgage Trust, 5.318%, due 02/15/40	454,371
	46,324	C	MASTR Alternative Loans Trust, 4.700%, due 08/25/34	46,138

Principal Amount				Value
	$38,927	C	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	$38,576
	161,335	C	Mirant Mid Atlantic, LLC, 8.625%, due 06/30/12	169,503
	576,911	C	Nomura Asset Securities Corp., 6.590%, due 03/15/30	580,681
EUR	1,110,050	@@	Piazza Vittoria Finance Srl, 4.679%, due 07/20/10	1,494,740
	$117,257	C	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	116,863
	976,291	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/37	970,187
	245,251	C	Residential Accredit Loans, Inc., 6.000%, due 05/25/36	244,851
	314,184	C	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	313,618
	345,980	C	Residential Asset Securitization Trust, 6.000%, due 09/25/36	345,204
	150,000	C	Wachovia Bank Commercial Mortgage Trust, 4.782%, due 03/15/42	147,674
	296,000	C	Wachovia Bank Commercial Mortgage Trust, 5.275%, due 11/15/48	291,607
	9,245	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 4.676%, due 05/25/35	9,249
	39,354	C	Washington Mutual Mortgage Pass-Through Certificates, 5.570%, due 07/25/45	39,392
				12,259,470
			Total Collateralized Mortgage Obligations (Cost $12,345,217)	12,259,470
OTHER BONDS: 18.5%
			Foreign Government Bonds: 18.5%
	1,805,000	@@,Z	Argentina Bonos, 0.810%, due 09/12/13	1,717,006
	150,000	@@,Z	Argentina Bonos, 1.270%, due 10/03/15	135,075
ARS	7,983,000	@@,X	Argentina Bonos, 2.000%, due 09/30/14	2,881,996
ARS	981,200	@@,Z	Argentina Government International Bond, Discount Note, due 02/04/18	529,950
	$906,000	@@,X	Argentina Government International Bond, 5.475%, due 08/03/12	856,532
EUR	560,000	@@	Belgium Government International Bond, 5.000%, due 03/28/35	782,558
	$3,025,000	@@,X	Brazil Government International Bond, 8.000%, due 01/15/18	3,329,315

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Foreign Government Bonds (continued)
	$2,235,000	@@	Brazil Government International Bond, 8.875%, due 10/14/19	$2,718,878
EUR	2,210,000	@@	Bundesrepublik Deutschland, 4.000%, due 01/04/37	2,661,952
	$80,000	@@	Colombia Government International Bond, 10.750%, due 01/15/13	98,080
COP	217,000,000	@@	Colombia Government International Bond, 11.750%, due 03/01/10	116,906
	$303,000	@@	Costa Rica Government International Bond, 9.995%, due 08/01/20	397,688
	710,000	@@,C	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 8.400%, due 02/09/16	735,702
DKK	1,255,000	@@	Denmark Government International Bond, 4.000%, due 08/15/08	227,033
EUR	385,000	@@	Deutsche Bundesrepublik, 3.750%, due 07/04/13	499,685
	$326,061	@@,#	Dominican Republic International Bond, 9.500%, due 09/27/11	348,885
	630,000	@@,#	El Salvador Government International Bond, 7.650%, due 06/15/35	721,350
	1,260,000	@@,C	Federative Republic of Brazil, 6.000%, due 01/17/17	1,237,950
	585,000	@@	Federative Republic of Brazil, 8.750%, due 02/04/25	728,150
EUR	1,835,000	@@	France Government International Bond OAT, 4.000%, due 10/25/38	2,186,294
EUR	445,000	@@	France Government International Bond OAT, 3.250%, due 04/25/16	544,392
EUR	1,290,000	@@	Hellenic Republic Government International Bond, 4.600%, due 05/20/13	1,739,097
	$930,000	@@,#	Indonesia Government International Bond, 6.750%, due 03/10/14	952,088
	555,000	@@,#,L	Indonesia Government International Bond, 7.250%, due 04/20/15	586,219
	480,000	@@,#,L	Indonesia Government International Bond, 8.500%, due 10/12/35	572,400
ILS	8,390,000	@@,X,Z	Israel Government International Bond, 7.500%, due 03/31/14	2,247,033
EUR	4,050,000	@@	Italy Certificati di Credito del Tesoro, 4.400%, due 07/01/09	5,505,117

Principal Amount				Value
JPY	417,000,000	@@	Japan Government International Bond, 0.800%, due 01/15/09	$3,381,427
JPY	194,000,000	@@	Japan Government International Bond, 0.900%, due 12/20/12	1,525,165
JPY	207,000,000	@@	Japan Government International Bond, 1.500%, due 03/20/15	1,654,216
JPY	280,000,000	@@	Japan Government International Bond, 2.300%, due 12/20/36	2,205,754
MYR	2,280,000	@@	Malaysian Government International Bond, 4.720%, due 09/30/15	718,557
EUR	460,000	@@	Netherlands Government International Bond, 5.000%, due 07/15/11	632,975
NGN	12,700,000	@@	Nigeria Government International Bond, 12.500%, due 02/24/09	105,492
NGN	40,200,000	@@	Nigeria Government International Bond, 12.740%, due 10/27/13	348,285
NGN	31,000,000	@@	Nigeria Government International Bond, 12.990%, due 09/29/11	275,894
NGN	17,740,000	@@	Nigeria Government International Bond, 13.500%, due 09/11/11	144,864
NGN	50,900,000	@@	Nigeria Treasury Bond, 11.990%, due 12/22/13	450,296
	$1,685,000	@@	Oriental Republic of Uruguay, 7.625%, due 03/21/36	1,853,500
	1,914,000	@@	Panama Government International Bond, 7.250%, due 03/15/15	2,057,550
	450,000	@@	Panama Government International Bond, 9.375%, due 04/01/29	598,500
PEN	2,310,000	@@	Peru Bono Soberano, 8.600%, due 08/12/17	873,154
PEN	1,385,000	@@	Peru Government International Bond, 8.200%, due 08/12/26	540,026
PEN	3,335,000	@@	Peru Government International Bond, 9.910%, due 05/05/15	1,322,539
PEN	270,000	@@	Peru Government International Bond, 12.250%, due 08/10/11	106,063
	$745,000	@@,L	Philippine Government International Bond, 9.000%, due 02/15/13	834,400
PLN	2,050,000	@@,Z	Poland Government International Bond, 4.420%, due 08/12/07	731,847
PLN	2,650,000	@@	Poland Government International Bond, 5.000%, due 10/24/13	923,071
PLN	635,000	@@	Poland Government International Bond, 5.750%, due 09/23/22	230,964

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Foreign Government Bonds (continued)
	$3,418,000	@@,L,Z	Republic of Argentina, 0.100%, due 03/28/11	$3,405,183
	730,000	@@,L	Republic of Colombia, 7.375%, due 09/18/37	812,125
	585,000	@@,L	Republic of Colombia, 8.125%, due 05/21/24	690,300
COP	2,800,000,000	@@	Republic of Colombia, 9.850%, due 06/28/27	1,417,399
COP	3,183,000,000	@@	Republic of Colombia, 12.000%, due 10/22/15	1,852,970
	$240,000	@@	Republic of Panama, 8.875%, due 09/30/27	303,000
	1,665,000	@@,L	Republic of Turkey, 7.000%, due 09/26/16	1,686,995
UYU	11,880,000	@@	Republica Orient Uruguay, 5.000%, due 09/14/18	597,126
EUR	785,000	@@	Spain Government International Bond, 3.800%, due 01/31/17	995,320
	$650,000	@@	Turkey Government International Bond, 7.250%, due 03/15/15	673,563
TRY	1,990,000	@@	Turkey Government International Bond, 16.000%, due 03/07/12	1,580,818
TRY	5,105,000	@@,Z	Turkey Government International Bond, 18.590%, due 08/13/08	3,212,941
GBP	935,000	@@	United Kingdom Gilt, 4.000%, due 03/07/09	1,826,188
GBP	910,000	@@	United Kingdom Gilt, 5.000%, due 03/07/08	1,819,773
GBP	1,040,000	@@	United Kingdom Gilt, 6.000%, due 12/07/28	2,343,122
UYU	9,900,000	@@,X	Uruguay Government International Bond, 4.250%, due 04/05/27	444,456
	$1,415,000	@@	Uruguay Government International Bond, 8.000%, due 11/18/22	1,577,725
				81,810,874
			Total Other Bonds (Cost $79,150,671)	81,810,874
STRUCTURED PRODUCTS: 16.7%
			Structured Products: 16.4%
EUR	250,000	@@,#	Aiolos Ltd. Floating Rate Catastrophe Linked Nts., 3-month EUR-EURIBOR +4.750%, 04/08/09	339,446
	$250,000	@@,#	Akibare Floating Rate Note, 3-month USD LIBOR +2.95%, 05/22/12	249,975
	250,000	@@,#	Calabash Re Ltd. Class A-1 Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR, 06/01/09	255,513
	250,000	@@,#	Cascadia Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.125%, 06/13/08	249,903

Principal Amount				Value
	$250,000	@@,#	Cat-Mex Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +2.350%, 05/19/09	$247,005
	300,000	@@,#	Champlain Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month US-LIBOR +12.750%, 01/7/09	308,190
	860,000	@@	Citibank N.A.-Renins Nonlife Limited-Total Return Linked Nts., 12.500%, 05/30/12	870,010
	281,000	@@,I	Citigroup Funding Inc. - Argentina Inflation - Indexed Currency and Credit Linked Unsecured Nts., [Ref ARS Amt x 1.4765604 Ref Fact x (Change in CER Inflation Index x 4% x (30/360))]/FX Rate, 05/18/09	256,533
	170,000	@@,Z	Citigroup Funding Inc. - Argentina Unsecured Inflation Indexed Currency and Credit Linked Nts., Ref Amt x 1.477 Ref Fact x Change in CER Inflation Index x 4.000%, 05/22/08	155,235
	410,000,000	@@	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.000%, 07/27/20	224,131
	10,200,000	@@	Citigroup Funding Inc. - Dominican Republic Coupon Bearing Local Market Credit Linked Unsecured Notes, 15.00%, 03/12/12	323,209
	4,700,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 10.086%*, 03/20/08	129,405
	8,200,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 9.302%*, 5/12/08	228,554
	3,430,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 9.522%*, 05/12/08	95,536
	6,910,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 9.696%*, 03/10/08	195,250

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Structured Products (continued)
$4,310,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 9.826%*, 03/20/08	$121,747
4,230,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 9.931%*, 12/24/07	122,385
14,100,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts. (linked to Dominican Treasury Bills), 11.648%*, 09/24/07	417,522
3,500,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 10.105%*, 07/02/07	105,534
5,800,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 22.000%, 10/03/11	226,291
1,300,000	@@	Citigroup Funding Inc. - Egypt Currency Indexed Unsecured Credit Linked Nts (linked to Egyptian Treasury Bills), 9.0625%, 02/16/08	235,096
1,930,000	@@,I,Z	Citigroup Funding Inc. - Egypt T-Bill Credit Linked Unsecured Nts., 8.376%*, 02/28/08	322,613
1,750,000	@@,I,Z	Citigroup Funding Inc. - Egypt Unsecured Credit Linked Nts (linked to Egyptian Treasury Bills), 8.700%*, 07/12/07	306,693
6,100,000,000	@@	Citigroup Funding Inc. - Ghana T-Bond Credit Linked Unsecured Nts. 13.500%, 04/02/10	685,871
48,780,000	@@,Z	Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts (linked to Nigerian Treasury Bonds), 12.474%*, 07/22/07	381,501
96,000,000	@@,Z	Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts (linked to Nigerian Treasury Bonds), 14.500%, 03/01/11	893,958
69,000,000	@@	Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts. (linked to Nigerian Treasury Bonds), 14.500%, 04/04/11	644,745

Principal Amount			Value
$11,000,000	@@	Citigroup Funding Inc. - Russia Corporate Bond Unsecured Credit Linked Nts., Rusfinans Bank, 7.480%, 12/04/08	$431,379
4,480,000	@@	Citigroup Funding Inc. - Russia Corporate Bond Unsecured Credit Linked Nts., Rusfinans Bank, 7.650%, 12/04/08	178,233
300,000	@@	Citigroup Funding Inc. - Ukraine Currency Indexed Unsecured Credit Linked Nts., 11.940%, 01/02/10	64,693
1,360,000,000	@@,Z	Citigroup Funding Inc. - Zambia T-Bill Credit Linked Unsecured Nts., 8.833%*, 02/21/08	334,264
13,368,000,000	@@,Z	Credit and Repackaged Securities Limited ("CARS") - Republic of Colombia COP-Linked Medium Term Zero Coupon Credit Linked Nts., 10.476%*, 02/08/37	338,353
4,540,000	@@	Credit and Repackaged Securities Limited ("CARS") - Republic of Turkey Medium Term Zero Coupon Credit Linked Nts., 14.802%*, 03/29/17	886,554
430,000	@@,Z	Credit Suisse First Boston, Nassau - Turkey Series EMG 059 Credit Linked Nts. (linked to Turkish Treasury Bills), 21.410%*, 07/16/08	273,992
4,600,000	@@,Z	Credit Suisse First Boston, Nassau - Ukraine Government Bonds Credit Linked Nts., Series EMG 27, 11.940%, 12/30/09	1,010,843
400,000	@@,Z	Credit Suisse First Boston, Nassau - Ukraine Series EMG 13 Credit Linked Nts., 11.940%, 12/30/09	87,899
1,440,000	@@,Z	Credit Suisse First Boston, Nassau - Ukraine Series NPC 12 Credit Linked Nts., 11.940%, 12/30/09	316,438
995,000	@@	Credit Suisse International - Boryspil Airport Fully Funded Total Return Linked Nts., 10.000%, 04/19/10	203,953
7,800,000	@@	Credit Suisse International - FFS UES/FSK EES Fully Funded Total Return Linked Nts., 7.100%, 12/12/08	306,245

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Structured Products (continued)
$15,530,000	@@	Credit Suisse International - Gazprom Fully Funded Total Return Linked Nts., 6.790%, 10/29/09	$609,742
15,230,000	@@	Credit Suisse International - Gazprom Fully Funded Total Return Linked Nts., 6.950%, 08/06/09	600,923
3,700,000,000	@@,Z	Credit Suisse International - ndonesia Total Return Linked Nts., 12.000%, 09/16/11	454,275
12,330,000	@@,Z	Credit Suisse International - Moitk Fully Funded Total Return Linked Nts., 8.990%, 03/26/11	479,310
21,800,000	@@	Credit Suisse International - Moscoblgaz-Finans RUB Total Return Linked Nts., 9.25%, 06/24/12	849,789
830,000	Z	Credit Suisse International - NJSC Naftogaz of Ukraine Fully Funded Credit Linked Nts. - Multiple Reference Obligations, 6-month USD LIBOR +5.000%, 01/20/09	877,452
24,380,000	@@	Credit Suisse International - Orenburgskaya IZHK Fully Funded Total Return Linked Nts., 9.240%, 02/21/12	954,369
4,580,000	@@,Z	Credit Suisse International - Republic of Romania Fully Funded Total Return Linked Nts., 5.850%*, 08/15/07	1,966,466
10,610,000	@@	Credit Suisse International - Russian Railways Total Return Linked Bonds, 6.670%, 01/22/09	416,159
19,450,000	@@,Z	Credit Suisse International - SPETSSTROY-2 Fully Funded Total Return Linked Nts., Variable Rate Nts., 5/20/10 (putable 5/22/08)	758,357
3,048,000,000	@@,Z	Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Linked Nts., 10.50%, 01/19/17	201,017
7,600,000,000	@@	Deutsche Bank A.G., Singapore - Vietnamese Bond Linked Fully Funded Total Return Linked Nts. (Vietnam Shipping Industry Group (Vinishin)), 9.000%, 04/20/17	473,852
1,090,000	@@,Z	Deutsche Bank AG, London - Argentina Total Return Credit Linked Nts., 4.000%, 12/21/11	998,873

Principal Amount			Value
$3,507,909	@@	Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	$326,325
2,291,903	@@	Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	213,205
2,287,272	@@	Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	212,774
595,000	@@,Z	Deutsche Bank AG, London - Brazil IPCA Total Return Linked Nts., 6.000%, 08/18/10	501,312
457,000,000	@@,Z	Deutsche Bank AG, London - Colombia Total Return Linked Nts., 13.500%, 09/16/14	271,847
2,560,000	@@,I,Z	Deutsche Bank AG, London - Egypt Total Return Linked Nts., 10.029%*, 09/12/07	441,368
10,900,000	@@	Deutsche Bank AG, London - Federalnaya Setevaya Kompaniya Edinoy Energe Total Return Linked Nts., 7.100%, 12/16/08	427,754
74,290,000	@@,Z	Deutsche Bank AG, London - JSC Halyk Bank of Kazakhstan Total Return Linked Nts., 7.250%, 03/24/09	614,682
490,000	@@,Z	Deutsche Bank AG, London - Moscow Region Total Return Linked Nts., 9.000%, 04/21/11	20,854
526,051	@@,Z	Deutsche Bank AG, London - Multiple Reference Entities, Credit Linked Nts., 6%, 09/07/12	541,833
19,500,000	@@,Z	Deutsche Bank AG, London - Nigeria Total Return Credit Linked Nts., 12.500%, 02/27/09	165,470
26,000,000	@@,Z	Deutsche Bank AG, London - Nigeria Total Return Credit Linked Nts., 15.000%, 01/30/09	231,722
85,000	@@,Z	Deutsche Bank AG, London - Peru Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.280%, 02/20/11	89,148

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Structured Products (continued)
$1,520,000,000	@@	Deutsche Bank AG, London - Republic of Colombia Fully Funded Total Return Linked Nts., 11.000%, 07/28/20	$832,655
17,300,000	@@,Z	Deutsche Bank AG, London - RosselkhozBank Credit Linked Nts., 6.942%*, 02/22/08	641,286
12,430,000	@@,Z	Deutsche Bank AG, London - RosselkhozBank Total Return Linked Notes, 6.926%*, 02/22/08	462,801
8,400,000	@@,Z	Deutsche Bank AG, London -RosselkhozBank Total Return Linked Nts., 7.176%*, 2/21/08	311,487
15,780,000	@@	Deutsche Bank AG, London - Russian Railways Fully Funded Total Return Linked Nts., 6.670%, 01/26/09	619,496
16,580,000	@@,Z	Deutsche Bank AG, London - Sberbank Total Return Linked Nts., 6.588%*, 02/27/08	617,503
12,430,000	@@,Z	Deutsche Bank AG, London - Sberbank Total Return Linked Nts., 6.593%*, 02/20/08	463,550
1,310,000	@@,I,Z	Deutsche Bank AG, London - The Republic of Egypt Credit Linked Nts., 9.381%*, 02/05/08	219,443
420,000	@@,Z	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	443,558
420,000	@@,Z	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	443,923
420,000	@@,Z	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	444,675
420,000	@@,Z	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	445,074
420,000	@@,Z	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	445,120
157,867	@@,Z	Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 14.250%, 06/22/13	198,060

Principal Amount			Value
$410,400	#	Dow Jones CDX Index High Yield Series 4-T1, 8.250%, 06/29/10	$426,816
7,890,000	@@	Dresdner Bank AG, London - Lukoil Credit Linked Nts., 7.040%, 12/12/11	316,005
900,000	@@,#	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/20/12	897,966
505,000	@@,Z	Emblem Finance Co. Limited- Swaziland Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.000%, 06/20/10	501,516
310,000	@@,#	Eurus Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD LIBOR +6.250%, 04/08/09	315,239
360,000	@@,#	Fhu-Jin Ltd. Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11	367,812
250,000	@@,#	Foundation Re II Ltd. Series 2006-I, Class G Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +9.800%, 01/08/09	247,750
250,000	@@,#	Foundation Re Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +4.100%, 11/24/08	237,973
450,000	@@,#	Fusion 2007 LTD Floating Rate Note, 3-month USD-LIBOR +6.00%, 05/19/09	450,000
19,300,000	@@	Goldman Sachs Capital Markets LP - OJSC Russian Agricultural Bank, 8.000%, 05/13/09	772,619
15,272,000	@@,Z	JPMorgan Chase Bank N.A, London. - Brazil Unsecured Credit Linked Nts., 12.184%*, 01/02/15	3,697,138
6,500,000,000	@@,Z	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.190%*, 01/05/16	1,461,920
2,663,000,000	@@,Z	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	550,003
2,674,000,000	@@,Z	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	552,275
1,565,000	@@,Z	JPMorgan Chase Bank N.A. - Inflation Linked ARS and Brazil Credit Linked Nts., 2.731%*, 11/30/12	489,290

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Structured Products (continued)
$1,210,000	@@	JPMorgan Chase Bank N.A. - Multiple Entity First to Default Credit Linked Fixed Rate Bank Note, 14.350%, 02/20/12	$680,335
1,360,000	@@,Z	JPMorgan Chase Bank N.A. - PEN and Peru Credit Linked Nts., 8.115%*, 09/02/15	251,725
1,665,000	@@	JPMorgan Chase Bank N.A., London - Brazil NTN-B Credit Linked Nts., 6.000%, 05/16/45	1,444,364
4,650,000,000	@@,Z	JPMorgan Chase Bank N.A., London - Colombian Peso and Colombia Credit Linked Nts., 11.198%*, 08/03/20	651,793
1,500,000	I	JSC Astana Finance - Guaranteed Senior Notes, 9.160%, 03/14/12	1,461,963
500,000	@@,#	Lakeside RE Ltd., Floating Rate Catastrophe Linked Nts., (3-month USD-LIBOR +6.500%, 12/31/09	518,950
392,000,000	@@,Z	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	202,405
2,800,000		Lehman Brothers Holdings- CMS 10 Year Curve Credit Linked Nts., 02/05/17	2,639,000
470,000	@@,Z	Lehman Brothers Special Financing - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 6.750%, 03/11/08	202,507
41,000	@@	Lehman Brothers Special Financing - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 7.250%, 04/19/10	17,672
69,000	@@	Lehman Brothers Special Financing - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 7.750%, 04/21/08	29,883
98,000	@@	Lehman Brothers Special Financing - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 7.750%, 04/21/08	42,443
250,000	@@,#	Medquake Ltd. Floating Rate Note, 3-month USD-LIBOR +5.10%, 05/31/10	250,138
16,000,000	@@	Merrill Lynch International - Ensorte Enterprises Limited Fully Funded Total Return Lin ked Nts., 10.500%, 10/04/08	621,975

Principal Amount			Value
$1,500,000	@@	MicroAccess Trust 2007 - MicroFinance Institutional Loans, Variable Rate Nts. (10.75% on 11/15/07, 7.550% thereafter), 5/15/12	$1,522,500
2,049,837	#,Z	Morgan Stanley - Brazil Sr. Credit Linked Nts., 14.400%, 08/04/16	1,462,196
6,135,000	@@,Z	Morgan Stanley - Brazilian Real and Credit Linked Zero Coupon Nts., 12.551%*, 01/05/22	690,148
3,460,000	@@,Z	Morgan Stanley - Philippines Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.850%, 09/20/15	4,184,351
290,000	@@,Z	Morgan Stanley - Philippines Senior Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.150%, 09/20/15	337,856
900,000	@@,Z	Morgan Stanley - United Mexican States Floating Rate Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15	945,108
22,100,000	@@,Z	Morgan Stanley & Co. International Limited - ZAO Grazhdanskie Samoleti Suhogo (Sukhoi Civil Aircraft CJSC) Fully Funded Total Return Linked Nts., 7.850%, 03/31/17	863,399
19,960,000	@@	Morgan Stanley & Co. International PLC - EM Whole Loan SA - Class VR Mortgage Backed Variable Rate Pass Through Nts., 5.000%, 08/22/34	698,323
110,000,000	@@,Z	Morgan Stanley Capital Services Inc. - Bank Center Total Return Credit Linked Nts., 7.520%, 06/06/08	909,865
7,097,751	@@,Z	Morgan Stanley Capital Services Inc. - Red Arrow International Leasing PLC Total Return Linked Nts., 11.000%, 07/06/12	286,951
8,678,872	@@,Z	Morgan Stanley Capital Services Inc. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/6/12	350,873
780,000	@@,Z	Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 13.500%, 02/06/09	819,000

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Structured Products (continued)
$1,040,000	@@,Z	Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 13.500%, 02/06/09	$1,092,000
350,000	@@,#	Nelson RE LTD Floating Rate Note, 3-month USD-LIBOR+11.90%, 06/21/10	350,000
500,000	@@,#	Osiris Capital PLC - Mortality Index Catastrophe Linked Nts., 3-month USD-LIBOR +5.000%, 01/15/10	504,950
13,000,000	@@	Red Square Capital Limited - Multiple Entity Fixed Rate Dynamic Ruble CDO Credit Linked Nts., 10% to 20% tranche, 9.000%, 11/20/08	505,102
250,000	@@,#	Residential RE 2007 Floating Rate Note, 3-month USD-LIBOR +12.25%, 06/07/10	250,000
300,000	@@,#	Residential Reinsurance Ltd. Series B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.450%, 06/06/08	281,595
300,000	@@,#,C	Salisbury Intl. - Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11	300,300
280,000	@@,#	Successor Euro Wind Ltd. Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +5.250%, 06/06/08	281,414
250,000	@@,#	Successor II Ltd. Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +17.500%, 06/06/08	256,400
630,000	@@,#	Successor Japan Quake Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +4.250%, 06/06/08	637,844
1,730,415	#,C,L	Trains HY-1-2006, 7.548%, 05/01/16	1,703,225
2,630,550,000	@@,Z	UBS AG, Jersey - Ghana Credit Linked Nts., 14.470%, 12/28/11	292,521
360,000	#	VASCO Re 2006 Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.500%, 06/05/09	363,744
380,000	@@,#	Willow RE LTD Floating Rate Note, 3-month USD-LIBOR +5.125%, 06/16/10	380,000
			73,881,346
		Total Structured Products (Cost $68,482,829)	73,881,346

Notional Amount				Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
			Positions in Purchased Options
	$5,610,000		Currency Option OTC - Deutsche Bank Put on FX Carry Basket Strike @ $95-Exp 07/25/07	$41,402
	5,080,000	I	Currency Option OTC - Deutsche Bank Put on FX Carry Basket Strike @ $92.50-Exp 12/07/07	46,736
			Total Purchased Options (Cost $94,421)	88,138
			Total Long-Term Investments (Cost $399,054,813)	406,506,040
Principal Amount				Value
SHORT-TERM INVESTMENTS: 16.8%
			Foreign Government Securities: 3.1%
EUR	1,385,000	@@,Z	Belgium Treasury Bill, 4.120%, due 11/15/07	1,846,154
CAD	2,655,000	@@	Canadian Treasury Bill, Discount Note, due 12/27/07	2,436,693
CAD	1,355,000	@@,Z	Canadian Treasury Bill, 4.610%, due 11/01/07	1,252,667
EUR	745,000	@@,Z	France Treasury Bill BTF, 4.030%, due 07/26/07	1,005,487
EUR	3,640,000	@@,Z	German Treasury Bill, 3.790%, due 07/18/07	4,917,405
EUR	195,000	@@,Z	German Treasury Bill, 3.960%, due 09/12/07	261,855
EUR	1,485,000	@@,Z	Spain Letras del Tesoro, 4.060%, due 10/19/07	1,985,681
			Total Foreign Government Securities (Cost $13,503,443)	13,705,942
			U.S. Government Agency Obligations: 5.3%
	$21,196,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	21,190,583
	2,275,000	Z	Freddie Mac, 5.120%, due 02/04/08	2,206,230
			Total U.S. Government Agency Obligations (Cost $23,397,459)	23,396,813
			Securities Lending Collateralcc: 8.4%
	$37,320,000		The Bank of New York Institutional Cash Reserves Fund	$37,320,000
			Total Securities Lending Collateral (Cost $37,320,000)	37,320,000
			Total Short-Term Investments (Cost $74,220,902)	74,422,755

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

		Value
Total Investments in Securities (Cost $473,275,715)*	108.7%	$480,928,795
Other Assets and Liabilities - Net	(8.7)	(38,401,188)
Net Assets	100.0%	$442,527,607

@  Non-income producing security

@@  Foreign Issuer

&  Payment-in-kind

MASTR  Mortgage Asset Securitization Transaction, Inc.

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

W  When-issued or delayed delivery security

S  All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

^  Interest Only (IO) Security

^^  Principal Only (PO) Security

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

ARS  Argentine Peso

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

COP  Colombian Peso

DKK  Danish Krone

EUR  EU Euro

GBP  British Pound

ILS  Israeli New Shekel

JPY  Japanese Yen

MXN  Mexican Peso

MYR  Malaysian Ringgit

NGN  Nigerian Naira

PEN  Peruvian Nuevo Sol

PHP  Philippine Peso

PLN  Polish Zloty

RUB  Russian Ruble

TRY  Turkish Lira

UYU  Uruguayan Peso Uruguayo

*  Cost for federal income tax purposes is $473,423,234.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,766,168
Gross Unrealized Depreciation	(5,260,607)
Net Unrealized Appreciation	$7,505,561

ING Oppenheimer Strategic Income Portfolio Open Futures Contracts on June 30, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Canada 10-Year Bond	10	$1,040,319	09/19/07	$(5,225)
Dax Index	2	546,694	09/21/07	21,381
Euro-Bund	15	2,248,427	09/06/07	(21,049)
Euro-Schatz	104	14,427,123	09/06/07	(8,456)
IBEX 35 Index	2	401,272	07/20/07	2,711
Long Gilt	1	208,302	09/26/07	(277)
NASDAQ 100 E-Mini	38	1,486,560	09/21/07	16,119
OMXS30 Index	23	422,136	07/27/07	(10,160)
S&P 500	5	1,894,250	09/20/07	(9,021)
S&P/MIB Index	2	573,391	09/21/07	4,207
U.S. Treasury 5-Year Note	14	1,457,094	09/28/07	7,797
U.S. Treasury 10-Year Note	2	211,406	09/19/07	265
U.S. Treasury Long Bond	312	33,618,000	09/19/07	(20,947)
				$(22,655)
Short Contracts
Australia 10-Year Bond	2	(166,382)	09/17/07	$(181)
CAC40 10 Euro Index	9	(739,514)	07/20/07	(14,545)
FTSE 100 Index	16	(2,132,776)	09/21/07	(8,347)
Japanese Government Bonds 10-Year Mini	8	(857,925)	09/07/07	(1,799)
Mexico Bolsa Index	16	(465,686)	09/21/07	15,462
NIKKEI 225	9	(1,327,431)	09/13/07	(9,445)
S&P 500 E-Mini	96	(7,273,920)	09/21/07	33,922
U.S. Treasury 2-Year Note	137	(27,918,033)	09/28/07	(22,011)
				$(6,944)

At June 30, 2007 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Argentina Pesos ARS 2,740,000	Buy	7/31/07	USD 882,448	883,672	$1,224
Australia Dollars AUD 830,000	Buy	10/10/07	690,904	701,584	10,680
Australia Dollars AUD 560,000	Buy	8/14/07	462,672	474,177	11,505
Australia Dollars AUD 140,000	Buy	8/14/07	116,245	118,544	2,299
Australia Dollars AUD 440,000	Buy	10/10/07	369,006	371,924	2,918
Australia Dollars AUD 19,000	Buy	7/12/07	15,940	16,103	163
Australia Dollars AUD 560,000	Buy	7/17/07	475,205	474,555	(650)
Australia Dollars AUD 2,075,000	Buy	7/31/07	1,746,839	1,757,737	10,898

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Brazil Real BRL 5,610,000	Buy	8/2/07	USD 2,372,093	2,894,785	$522,692
Brazil Real BRL 6,170,000	Buy	8/2/07	2,608,328	3,183,747	575,419
Brazil Real BRL 2,290,000	Buy	9/5/07	982,411	1,176,955	194,544
Brazil Real BRL 5,310,000	Buy	9/5/07	2,277,621	2,729,097	451,476
Brazil Real BRL 5,830,000	Buy	10/2/07	2,524,903	2,986,525	461,622
Brazil Real BRL 3,615,000	Buy	11/5/07	1,582,750	1,845,383	262,633
Brazil Real BRL 1,290,000	Buy	11/5/07	595,293	658,518	63,225
Brazil Real BRL 2,750,000	Buy	1/3/08	1,260,311	1,396,293	135,982
Brazil Real BRL 4,430,000	Buy	1/3/08	2,009,526	2,249,302	239,776
Brazil Real BRL 3,800,000	Buy	7/3/07	1,936,010	1,969,089	33,079
Brazil Real BRL 3,450,000	Buy	8/2/07	1,766,423	1,780,216	13,793
Brazil Real BRL 3,450,000	Buy	8/2/07	1,782,641	1,780,215	(2,426)
Canada Dollars CAD 100,000	Buy	8/20/07	85,617	93,993	8,376
Canada Dollars CAD 510,000	Buy	8/14/07	460,413	479,294	18,881
Canada Dollars CAD 130,000	Buy	8/14/07	116,989	122,173	5,184
Canada Dollars CAD 1,570,000	Buy	8/21/07	1,472,105	1,475,723	3,618
Canada Dollars CAD 65,000	Buy	7/12/07	60,773	61,037	264
Canada Dollars CAD 510,000	Buy	7/17/07	475,403	478,965	3,562
Switzerland Francs CHF 830,000	Buy	10/10/07	690,269	684,641	(5,628)
Switzerland Francs CHF 50,000	Buy	10/10/07	41,900	41,243	(657)
Switzerland Francs CHF 280,000	Buy	9/24/07	232,036	230,715	(1,321)
Switzerland Francs CHF 80,000	Buy	8/14/07	66,118	65,725	(393)
Switzerland Francs CHF 14,000	Buy	7/12/07	11,279	11,472	193
Switzerland Francs CHF 950,000	Buy	8/14/07	769,275	780,478	11,203
Switzerland Francs CHF 590,000	Buy	7/17/07	476,293	483,653	7,360
Chile Pesos CLP 454,000,000	Buy	8/16/07	876,363	860,082	(16,281)
Chile Pesos CLP 364,000,000	Buy	8/27/07	689,002	689,533	531
Chile Pesos CLP 930,000,000	Buy	7/31/07	1,754,254	1,762,020	7,766
Colombia Pesos COP 720,000,000	Buy	7/16/07	369,515	364,028	(5,487)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Colombia Pesos COP 365,000,000	Buy	7/16/07	USD 187,564	184,542	$(3,022)
Colombia Pesos COP 725,000,000	Buy	7/16/07	376,819	366,556	(10,263)
Dominican Republic Pesos DOP 3,171,702	Buy	7/9/07	95,533	95,677	144
EURO EUR 250,000	Buy	1/29/08	332,288	340,164	7,876
EURO EUR 65,000	Buy	8/20/07	87,032	88,132	1,100
EURO EUR 400,000	Buy	9/24/07	535,326	542,936	7,610
EURO EUR 510,000	Buy	10/10/07	696,078	692,538	(3,540)
EURO EUR 3,170,000	Buy	7/5/07	4,316,208	4,291,197	(25,011)
EURO EUR 515,000	Buy	10/10/07	699,355	699,328	(27)
EURO EUR 215,000	Buy	7/12/07	286,105	291,114	5,009
EURO EUR 80,000	Buy	10/10/07	106,914	108,634	1,720
EURO EUR 630,000	Buy	8/14/07	846,367	854,023	7,656
EURO EUR 350,000	Buy	7/17/07	470,454	473,989	3,535
British Pound Sterling GBP 75,000	Buy	8/20/07	145,997	150,501	4,504
British Pound Sterling GBP 350,000	Buy	10/10/07	690,760	701,701	10,941
British Pound Sterling GBP 880,000	Buy	10/10/07	1,736,240	1,764,277	28,037
British Pound Sterling GBP 350,000	Buy	10/10/07	700,703	701,701	998
British Pound Sterling GBP 70,000	Buy	10/10/07	139,999	140,340	341
British Pound Sterling GBP 60,000	Buy	10/10/07	118,277	120,292	2,015
British Pound Sterling GBP 25,000	Buy	7/12/07	49,229	50,195	966
British Pound Sterling GBP 480,000	Buy	12/21/07	951,878	960,853	8,975
British Pound Sterling GBP 240,000	Buy	7/17/07	479,023	481,843	2,820
British Pound Sterling GBP 885,000	Buy	7/31/07	1,766,521	1,776,473	9,952
Hungary Forint HUF 340,000,000	Buy	8/2/07	1,861,280	1,858,732	(2,548)
Hungary Forint HUF 324,000,000	Buy	7/31/07	1,765,283	1,771,497	6,214
India Rupees INR 71,000,000	Buy	7/31/07	1,729,598	1,741,050	11,452
India Rupees INR 72,000,000	Buy	7/31/07	1,755,241	1,765,571	10,330
India Rupees INR 71,000,000	Buy	8/3/07	1,728,335	1,740,730	12,395
Japanese Yen JPY 22,000,000	Buy	8/20/07	188,728	179,915	(8,813)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen JPY 26,000,000	Buy	9/25/07	225,795	213,575	$(12,220)
Japanese Yen JPY 267,000,000	Buy	10/10/07	2,302,006	2,197,368	(104,638)
Japanese Yen JPY 397,000,000	Buy	10/10/07	3,424,481	3,267,248	(157,233)
Japanese Yen JPY 339,000,000	Buy	10/10/07	2,924,116	2,789,917	(134,199)
Japanese Yen JPY 2,000,000	Buy	10/10/07	17,082	16,460	(622)
Japanese Yen JPY 26,000,000	Buy	9/25/07	220,269	213,576	(6,693)
Japanese Yen JPY 22,000,000	Buy	10/10/07	184,448	181,057	(3,391)
Japanese Yen JPY 207,000,000	Buy	10/10/07	1,733,103	1,703,578	(29,525)
Japanese Yen JPY 208,000,000	Buy	10/10/07	1,742,189	1,711,807	(30,382)
Japanese Yen JPY 207,000,000	Buy	10/10/07	1,733,698	1,703,578	(30,120)
Japanese Yen JPY 9,000,000	Buy	7/12/07	73,818	73,214	(604)
Japanese Yen JPY 168,000,000	Buy	8/14/07	1,370,847	1,372,773	1,926
Japanese Yen JPY 150,000,000	Buy	12/21/07	1,243,575	1,245,675	2,100
Japanese Yen JPY 58,000,000	Buy	7/17/07	470,373	472,144	1,771
Korea (South) Won KRW 1,000,000,000	Buy	7/2/07	1,065,360	1,082,427	17,067
Korea (South) Won KRW 922,000,000	Buy	7/12/07	990,014	998,517	8,503
Korea (South) Won KRW 1,000,000,000	Buy	10/2/07	1,081,081	1,085,338	4,257
Mexico Pesos MXN 14,910,000	Buy	8/24/07	1,380,070	1,375,717	(4,353)
Mexico Pesos MXN 1,860,000	Buy	8/24/07	172,153	171,619	(534)
Mexico Pesos MXN 14,920,000	Buy	8/27/07	1,377,400	1,376,394	(1,006)
Mexico Pesos MXN 9,600,000	Buy	7/31/07	888,189	887,033	(1,156)
Malaysia Ringgits MYR 3,050,000	Buy	8/16/07	903,275	885,541	(17,734)
Malaysia Ringgits MYR 2,370,000	Buy	9/17/07	686,161	689,155	2,994
Norway Krone NOK 5,060,000	Buy	1/29/08	806,567	859,686	53,119
Norway Krone NOK 270,000	Buy	1/29/08	43,276	45,873	2,597
Norway Krone NOK 1,680,000	Buy	9/24/07	273,726	285,299	11,573
Norway Krone NOK 50,000	Buy	1/29/08	8,223	8,495	272
Norway Krone NOK 2,180,000	Buy	1/29/08	367,393	370,379	2,986

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Norway Krone NOK 60,000	Buy	1/29/08	10,086	10,194	$108
Norway Krone NOK 190,000	Buy	1/29/08	31,607	32,281	674
New Zealand Dollars NZD 270,000	Buy	1/16/08	180,995	205,098	24,103
New Zealand Dollars NZD 180,000	Buy	8/20/07	123,757	138,180	14,423
New Zealand Dollars NZD 2,780,000	Buy	1/16/08	1,921,920	2,111,740	189,820
New Zealand Dollars NZD 540,000	Buy	9/24/07	375,775	413,395	37,620
New Zealand Dollars NZD 630,000	Buy	8/14/07	455,578	483,879	28,301
New Zealand Dollars NZD 150,000	Buy	8/14/07	109,350	115,209	5,85 9
New Zealand Dollars NZD 10,000	Buy	1/16/08	7,162	7,596	434
New Zealand Dollars NZD 1,090,000	Buy	12/21/07	815,375	828,398	13,023
New Zealand Dollars NZD 620,000	Buy	7/17/07	474,498	477,304	2,806
New Zealand Dollars NZD 2,300,000	Buy	7/31/07	1,764,528	1,768,645	4,117
Poland Zlotych PLN 7,400,000	Buy	8/7/07	2,686,269	2,657,826	(28,443)
Russia Rubles RUB 10,460,000	Buy	12/6/07	406,371	408,060	1,689
Russia Rubles RUB 27,580,000	Buy	12/6/07	1,071,068	1,075,938	4,870
Russia Rubles RUR 56,780,000	Buy	2/21/08	2,171,319	2,215,338	44,019
Sweden Kronor SEK 605,000	Buy	8/20/07	87,626	88,690	1,064
Sweden Kronor SEK 1,540,000	Buy	9/24/07	222,158	226,107	3,949
Sweden Kronor SEK 5,960,000	Buy	10/10/07	862,568	875,607	13,039
Sweden Kronor SEK 7,920,000	Buy	8/2/07	1,188,957	1,159,960	(28,997)
Sweden Kronor SEK 1,540,000	Buy	9/24/07	226,998	226,107	(891)
Sweden Kronor SEK 210,000	Buy	10/10/07	30,905	30,852	(53)
Singapore Dollars SGD 1,960,000	Buy	2/5/08	1,301,547	1,298,228	(3,319)
Singapore Dollars SGD 130,000	Buy	2/5/08	87,313	86,107	(1,206)
Singapore Dollars SGD 80,000	Buy	2/5/08	53,843	52,989	(854)
Singapore Dollars SGD 70,000	Buy	2/5/08	46,667	46,365	(301)
Singapore Dollars SGD 2,825,000	Buy	7/5/07	1,837,936	1,846,296	8,360
Turkey New Lira TRY 3,785,000	Buy	1/24/08	2,533,467	2,703,880	170,413
Turkey New Lira TRY 2,855,000	Buy	2/1/08	1,515,232	2,039,519	524,287

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Turkey New Lira TRY 65,000	Buy	2/1/08	32,067	46,434	$14,367
Turkey New Lira TRY 1,420,000	Buy	8/2/07	1,016,318	1,068,641	52,323
Turkey New Lira TRY 1,380,000	Buy	8/2/07	989,815	1,038,539	48,724
Turkey New Lira TRY 2,300,000	Buy	7/25/07	1,737,160	1,736,119	(1,041)
Taiwan New Dollars TWD 7,500,000	Buy	7/5/07	227,411	228,272	861
Taiwan New Dollars TWD 57,500,000	Buy	7/5/07	1,757,765	1,750,084	(7,682)
South Africa Rand ZAR 7,600,000	Buy	7/16/07	1,024,706	1,073,178	48,472
South Africa Rand ZAR 6,270,000	Buy	7/16/07	846,531	885,372	38,841
South Africa Rand ZAR 3,600,000	Buy	8/1/07	481,187	507,312	26,125
South Africa Rand ZAR 1,550,000	Buy	8/1/07	209,177	218,426	9,249
South Africa Rand ZAR 8,630,000	Buy	8/1/07	1,176,150	1,216,139	39,989
South Africa Rand ZAR 13,600,000	Buy	8/2/07	1,913,068	1,916,252	3,184
South Africa Rand ZAR 12,700,000	Buy	7/31/07	1,782,957	1,789,927	6,971
					$4,003,441
Argentina Pesos ARS 2,740,000	Sell	7/31/07	882,695	883,672	(977)
Australia Dollars AUD 2,830,000	Sell	10/10/07	2,303,620	2,392,149	(88,529)
Australia Dollars AUD 1,540,000	Sell	10/10/07	1,253,144	1,301,735	(48,591)
Australia Dollars AUD 180,000	Sell	10/10/07	149,195	152,151	(2,956)
Australia Dollars AUD 110,000	Sell	10/10/07	90,423	92,981	(2,558)
Australia Dollars AUD 149,000	Sell	7/12/07	125,533	126,283	(750)
Australia Dollars AUD 440,000	Sell	10/10/07	367,805	371,924	(4,119)
Australia Dollars AUD 700,000	Sell	8/14/07	590,296	592,721	(2,425)
Australia Dollars AUD 2,075,000	Sell	7/31/07	1,754,132	1,757,736	(3,604)
Brazil Real BRL 5,610,000	Sell	8/2/07	2,597,222	2,894,785	(297,563)
Brazil Real BRL 4,350,000	Sell	8/2/07	2,015,288	2,244,619	(229,331)
Brazil Real BRL 2,290,000	Sell	9/5/07	1,162,938	1,176,955	(14,017)
Brazil Real BRL 1,820,000	Sell	8/2/07	929,520	939,128	(9,608)
Brazil Real BRL 840,000	Sell	9/5/07	426,938	431,722	(4,784)
Brazil Real BRL 350,000	Sell	7/3/07	179,579	181,363	(1,784)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Brazil Real BRL 3,450,000	Sell	8/2/07	1,758,410	1,780,215	$(21,805)
Canada Dollars CAD 100,000	Sell	8/20/07	86,393	93,993	(7,600)
Canada Dollars CAD 1,160,000	Sell	8/21/07	998,889	1,090,343	(91,454)
Canada Dollars CAD 100,000	Sell	8/21/07	86,651	93,995	(7,344)
Canada Dollars CAD 30,000	Sell	8/21/07	26,879	28,198	(1,319)
Canada Dollars CAD 530,000	Sell	7/12/07	499,482	497,686	1,796
Canada Dollars CAD 640,000	Sell	8/14/07	602,154	601,467	687
Canada Dollars CAD 600,000	Sell	12/21/07	566,182	565,182	1,000
Switzerland Francs CHF 255,000	Sell	12/19/07	214,918	211,328	3,590
Switzerland Francs CHF 550,000	Sell	12/19/07	462,340	455,806	6,534
Switzerland Francs CHF 490,000	Sell	12/21/07	414,797	406,136	8,661
Switzerland Francs CHF 370,000	Sell	1/25/08	306,983	306,797	186
Switzerland Francs CHF 185,000	Sell	1/25/08	152,880	153,398	(518)
Switzerland Francs CHF 375,000	Sell	1/25/08	308,122	310,943	(2,821)
Switzerland Francs CHF 55,000	Sell	1/25/08	45,147	45,605	(458)
Switzerland Francs CHF 190,000	Sell	1/25/08	155,743	157,544	(1,801)
Switzerland Francs CHF 670,000	Sell	12/21/07	554,223	555,329	(1,106)
Switzerland Francs CHF 285,000	Sell	12/19/07	238,394	236,190	2,204
Switzerland Francs CHF 280,000	Sell	9/24/07	233,738	230,715	3,023
Switzerland Francs CHF 260,000	Sell	12/19/07	216,884	215,472	1,412
Switzerland Francs CHF 720,000	Sell	8/14/07	594,462	591,520	2,942
Switzerland Francs CHF 310,000	Sell	8/14/07	256,131	254,683	1,448
Switzerland Francs CHF 880,000	Sell	10/10/07	723,506	725,885	(2,379)
Switzerland Francs CHF 150,000	Sell	7/12/07	121,754	122,915	(1,161)
Switzerland Francs CHF 2,230,000	Sell	8/2/07	1,818,634	1,830,329	(11,695)
Chile Pesos CLP 930,000,000	Sell	7/31/07	1,761,898	1,762,020	(122)
China Yuan Renminbi CNY 14,200,000	Sell	8/2/07	1,870,883	1,872,838	(1,955)
Colombia Pesos COP 720,000,000	Sell	7/16/07	371,230	364,028	7,202
Colombia Pesos COP 1,090,000,000	Sell	7/16/07	562,241	551,097	11,144

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Czech Republic Koruny CZK 4,400,000	Sell	12/19/07	212,941	209,335	$3,606
Czech Republic Koruny CZK 9,670,000	Sell	12/19/07	466,159	460,061	6,098
Czech Republic Koruny CZK 8,500,000	Sell	12/21/07	414,295	404,445	9,850
Czech Republic Koruny CZK 6,410,000	Sell	1/25/08	306,347	305,107	1,240
Czech Republic Koruny CZK 3,240,000	Sell	1/25/08	152,722	154,219	(1,497)
Czech Republic Koruny CZK 6,510,000	Sell	1/25/08	305,190	309,867	(4,677)
Czech Republic Koruny CZK 980,000	Sell	1/25/08	45,927	46,646	(719)
Czech Republic Koruny CZK 3,290,000	Sell	1/25/08	154,091	156,599	(2,508)
Czech Republic Koruny CZK 11,620,000	Sell	12/21/07	553,122	552,899	223
Czech Republic Koruny CZK 5,040,000	Sell	12/19/07	239,146	239,784	(638)
Czech Republic Koruny CZK 4,470,000	Sell	12/19/07	216,360	212,665	3,695
EURO EUR 500,000	Sell	1/29/08	657,038	680,328	(23,290)
EURO EUR 1,330,000	Sell	8/6/07	1,736,474	1,802,423	(65,949)
EURO EUR 65,000	Sell	8/20/07	85,822	88,132	(2,310)
EURO EUR 40,000	Sell	8/6/07	53,025	54,208	(1,183)
EURO EUR 20,000	Sell	8/6/07	26,832	27,104	(272)
EURO EUR 1,845,000	Sell	10/10/07	2,483,001	2,505,359	(22,358)
EURO EUR 1,770,000	Sell	10/10/07	2,382,925	2,403,515	(20,590)
EURO EUR 95,000	Sell	10/10/07	129,931	129,002	929
EURO EUR 270,000	Sell	1/29/08	371,736	367,377	4,359
EURO EUR 870,000	Sell	8/2/07	1,192,361	1,178,860	13,501
EURO EUR 20,000	Sell	8/6/07	27,202	27,104	98
EURO EUR 1,900,000	Sell	8/7/07	2,592,493	2,574,982	17,511
EURO EUR 400,000	Sell	9/24/07	542,164	542,936	(772)
EURO EUR 360,000	Sell	8/14/07	486,958	488,014	(1,056)
EURO EUR 270,000	Sell	8/14/07	365,990	366,010	(20)
EURO EUR 250,000	Sell	11/21/07	339,220	339,848	(628)
EURO EUR 240,000	Sell	10/10/07	324,384	325,900	(1,516)
EURO EUR 550,000	Sell	10/10/07	745,003	746,855	(1,852)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
EURO EUR 545,000	Sell	10/10/07	736,333	740,065	$(3,732)
EURO EUR 2,360,000	Sell	9/6/07	3,191,145	3,201,653	(10,508)
EURO EUR 2,185,000	Sell	7/12/07	2,921,782	2,958,533	(36,751)
EURO EUR 420,000	Sell	12/21/07	566,761	571,387	(4,626)
EURO EUR 310,000	Sell	8/2/07	418,002	420,054	(2,052)
British Pound Sterling GBP 660,000	Sell	8/6/07	1,296,141	1,324,700	(28,559)
British Pound Sterling GBP 30,000	Sell	8/6/07	58,294	60,213	(1,919)
British Pound Sterling GBP 75,000	Sell	8/20/07	145,837	150,501	(4,664)
British Pound Sterling GBP 20,000	Sell	8/6/07	39,472	40,142	(670)
British Pound Sterling GBP 10,000	Sell	8/6/07	19,849	20,071	(222)
British Pound Sterling GBP 370,000	Sell	10/10/07	733,662	741,799	(8,137)
British Pound Sterling GBP 80,000	Sell	10/10/07	159,121	160,389	(1,268)
British Pound Sterling GBP 245,000	Sell	7/12/07	481,425	491,913	(10,488)
British Pound Sterling GBP 220,000	Sell	9/27/07	439,340	441,190	(1,850)
British Pound Sterling GBP 885,000	Sell	7/31/07	1,772,035	1,776,473	(4,438)
Hong Kong Dollars HKD 3,220,000	Sell	12/19/07	419,074	413,504	5,570
Hong Kong Dollars HKD 7,160,000	Sell	12/19/07	931,930	919,470	12,460
Hong Kong Dollars HKD 6,370,000	Sell	12/21/07	828,648	818,057	10,591
Hong Kong Dollars HKD 4,660,000	Sell	1/25/08	604,065	598,533	5,532
Hong Kong Dollars HKD 2,330,000	Sell	1/25/08	301,575	299,266	2,309
Hong Kong Dollars HKD 4,660,000	Sell	1/25/08	602,106	598,533	3,573
Hong Kong Dollars HKD 700,000	Sell	1/25/08	90,445	89,908	537
Hong Kong Dollars HKD 2,350,000	Sell	1/25/08	303,058	301,836	1,222
Hong Kong Dollars HKD 8,470,000	Sell	12/21/07	1,092,044	1,087,746	4,298
Hong Kong Dollars HKD 3,665,000	Sell	12/19/07	472,519	470,650	1,869
Hong Kong Dollars HKD 3,320,000	Sell	12/19/07	428,028	426,346	1,682
Hungary Forint HUF 324,000,000	Sell	7/31/07	1,752,867	1,771,497	(18,630)
India Rupees INR 42,000,000	Sell	8/16/07	1,021,401	1,028,908	(7,507)
India Rupees INR 71,000,000	Sell	7/31/07	1,720,462	1,741,050	(20,588)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
India Rupees INR 72,000,000	Sell	7/31/07	USD 1,743,342	1,765,572	$(22,230)
Japanese Yen JPY 154,000,000	Sell	2/5/08	1,335,726	1,279,851	55,875
Japanese Yen JPY 157,000,000	Sell	8/6/07	1,327,359	1,281,494	45,865
Japanese Yen JPY 2,000,000	Sell	8/6/07	17,452	16,325	1,127
Japanese Yen JPY 22,000,000	Sell	8/20/07	191,979	179,915	12,064
Japanese Yen JPY 52,000,000	Sell	9/25/07	452,615	427,152	25,463
Japanese Yen JPY 5,000,000	Sell	8/6/07	42,808	40,812	1,996
Japanese Yen JPY 18,000,000	Sell	10/10/07	155,333	148,137	7,196
Japanese Yen JPY 9,000,000	Sell	8/6/07	75,656	73,461	2,195
Japanese Yen JPY 134,000,000	Sell	8/14/07	1,130,659	1,094,950	35,709
Japanese Yen JPY 34,000,000	Sell	8/14/07	286,325	277,823	8,502
Japanese Yen JPY 264,000,000	Sell	8/31/07	2,194,514	2,162,132	32,382
Japanese Yen JPY 51,320,000	Sell	10/10/07	429,582	422,356	7,226
Japanese Yen JPY 89,000,000	Sell	7/12/07	734,505	724,009	10,496
Japanese Yen JPY 192,000,000	Sell	10/10/07	1,576,225	1,580,130	(3,905)
Japanese Yen JPY 212,000,000	Sell	8/2/07	1,730,061	1,729,482	579
Mexico Pesos MXN 9,600,000	Sell	7/31/07	881,836	887,034	(5,198)
Norway Krone NOK 2,010,000	Sell	1/29/08	329,346	341,496	(12,150)
Norway Krone NOK 1,680,000	Sell	9/24/07	278,095	285,299	(7,204)
New Zealand Dollars NZD 3,215,000	Sell	1/16/08	2,167,682	2,442,174	(274,492)
New Zealand Dollars NZD 1,525,000	Sell	1/16/08	1,035,856	1,158,418	(122,562)
New Zealand Dollars NZD 180,000	Sell	8/20/07	124,315	138,180	(13,865)
New Zealand Dollars NZD 10,000	Sell	1/16/08	7,255	7,596	(341)
New Zealand Dollars NZD 540,000	Sell	9/24/07	389,645	413,395	(23,750)
New Zealand Dollars NZD 780,000	Sell	8/14/07	587,948	599,088	(11,140)
New Zealand Dollars NZD 2,300,000	Sell	7/31/07	1,752,991	1,768,645	(15,654)
Russia Rubles RUB 3,700,000	Sell	12/6/07	143,689	144,342	(653)
Sweden Kronor SEK 605,000	Sell	8/20/07	86,377	88,690	(2,313)
Sweden Kronor SEK 3,080,000	Sell	9/24/07	447,805	452,214	(4,409)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Sweden Kronor SEK 1,000,000	Sell	10/10/07	USD 145,266	146,913	$(1,647)
Sweden Kronor SEK 3,930,000	Sell	12/21/07	564,891	578,940	(14,049)
Singapore Dollars SGD 2,825,000	Sell	7/5/07	1,850,639	1,846,297	4,342
Singapore Dollars SGD 210,000	Sell	2/5/08	139,230	139,096	134
Singapore Dollars SGD 2,825,000	Sell	8/2/07	1,845,380	1,850,716	(5,336)
Turkey New Lira TRY 610,000	Sell	2/1/08	338,701	435,764	(97,063)
Turkey New Lira TRY 610,000	Sell	1/24/08	339,285	435,764	(96,479)
Turkey New Lira TRY 320,000	Sell	1/24/08	170,213	228,598	(58,385)
Turkey New Lira TRY 175,000	Sell	2/1/08	93,001	125,014	(32,013)
Turkey New Lira TRY 2,855,000	Sell	1/24/08	1,518,617	2,039,519	(520,902)
Turkey New Lira TRY 2,135,000	Sell	2/1/08	1,107,537	1,525,174	(417,637)
Turkey New Lira TRY 410,000	Sell	8/7/07	294,329	307,966	(13,637)
Turkey New Lira TRY 655,000	Sell	8/8/07	472,140	491,808	(19,668)
Turkey New Lira TRY 690,000	Sell	8/2/07	509,902	519,269	(9,367)
Taiwan New Dollars TWD 65,000,000	Sell	7/5/07	1,970,413	1,978,355	(7,942)
Taiwan New Dollars TWD 57,500,000	Sell	8/2/07	1,756,281	1,753,330	2,951
South Africa Rand ZAR 3,800,000	Sell	7/16/07	523,440	536,589	(13,149)
South Africa Rand ZAR 6,270,000	Sell	7/16/07	864,851	885,372	(20,521)
South Africa Rand ZAR 3,800,000	Sell	7/16/07	524,051	536,589	(12,538)
South Africa Rand ZAR 7,450,000	Sell	8/1/07	1,037,096	1,049,854	(12,758)
South Africa Rand ZAR 1,590,000	Sell	8/1/07	221,325	224,063	(2,738)
South Africa Rand ZAR 4,740,000	Sell	8/1/07	659,754	667,961	(8,207)
South Africa Rand ZAR 12,700,000	Sell	7/31/07	1,760,954	1,789,926	(28,973)
					$(2,679,769)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on June 30, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Allied Waste N.A. 7.375%, 04/15/14	Sell	1.880%	03/20/12	USD	260,000	$(8,416)
Lehman Brothers Special Financing, Inc.	Allied Waste N.A. 7.375%, 04/15/14	Sell	1.880%	03/20/12	USD	65,000	(2,005)
Lehman Brothers Special Financing, Inc.	Allied Waste N.A. 7.375%, 04/15/14	Sell	1.880%	03/20/12	USD	230,000	(7,093)
Barclays Bank PLC	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	4.700%	09/20/08	USD	175,000	—
Goldman Sachs International	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.500%	06/20/08	USD	185,000	(3,326)
Goldman Sachs International	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	4.800%	09/20/08	USD	175,000	—
Goldman Sachs International	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.650%	09/20/08	USD	115,000	(2,467)
Lehman Brothers Special Financing Inc.	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.650%	06/20/08	USD	170,000	(2,678)
Lehman Brothers Special Financing Inc.	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.330%	06/20/08	USD	95,000	(1,786)
Barclays Bank PLC	Constellation Brands Inc. 8.000%, 02/15/08	Sell	1.010%	06/20/11	USD	165,000	(1,271)
Barclays Bank PLC	Constellation Brands Inc. 8.000%, 02/15/08	Sell	1.030%	06/20/11	USD	145,000	(1,022)
Credit Suisse International	Constellation Brands Inc. 8.000%, 02/15/08	Sell	1.020%	06/20/11	USD	120,000	(1,120)
Credit Suisse International	Constellation Brands Inc. 8.000%, 02/15/08	Sell	1.000%	06/20/11	USD	91,000	(910)
Lehman Brothers International (Europe)	Constellation Brands Inc. 8.000%, 02/15/08	Sell	1.000%	06/20/11	USD	120,000	(1,525)
Credit Suisse International	Dean Foods Co. 7.000%, 06/01/16	Sell	1.000%	06/20/11	USD	95,000	(1,352)
Credit Suisse International	Dean Foods Co. 7.000%, 06/01/16	Sell	1.020%	06/20/11	USD	95,000	(1,282)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.050%	06/20/11	USD	10,000	(170)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.080%	06/20/11	USD	215,000	(3,440)
JPMorgan Chase Bank, N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.030%	06/20/11	USD	180,000	(3,255)
JPMorgan Chase Bank, N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.060%	06/20/11	USD	185,000	(3,151)
Morgan Stanley Capital Services Inc.	Dean Foods Co. 7.000%, 06/01/16	Sell	0.950%	06/20/11	USD	185,000	(2,191)
Barclays Bank PLC	Dow Jones CDX.EM.7 Index 5-Year	Buy	(1.250)%	06/20/12	USD	2,150,000	(12,494)
Morgan Stanley Capital Services Inc.	Dow Jones CDX.EM.7 Index 5-Year	Buy	(1.250)%	06/20/12	USD	2,150,000	10,147
Credit Suisse International	Dow Jones CDX.NA.HY.7 Index 5-Year	Sell	3.250%	12/20/11	USD	274,000	(6,514)
Deutsche Bank AG	Dow Jones CDX.NA.HY.7 Index 5-Year	Sell	3.250%	12/20/11	USD	760,000	(17,785)
Lehman Brothers Special Financing, Inc.	Dow Jones CDX.NA.HY.7 Index 5-Year	Sell	3.250%	12/20/11	USD	188,000	(1,194)
Lehman Brothers Special Financing, Inc.	Dow Jones CDX.NA.HY.7 Index 5-Year	Sell	3.250%	12/20/11	USD	188,000	(1,194)
Goldman Sachs International	Dow Jones CDX.NA.IG.8 Index 10-Year	Sell	0.600%	06/20/17	USD	2,140,000	(20,131)
Goldman Sachs International	Dow Jones CDX.NA.IG.8 Index 10-Year	Sell	0.600%	06/20/17	USD	2,140,000	(19,787)
Goldman Sachs International	Dow Jones CDX.NA.IG.8 Index 10-Year	Sell	0.600%	06/20/17	USD	3,860,000	(36,308)
Goldman Sachs International	Dow Jones CDX.NA.IG.8 Index 10-Year (7-10% Tranche)	Buy	(1.300)%	06/20/17	USD	1,070,000	42,701
Goldman Sachs International	Dow Jones CDX.NA.IG.8 Index 10-Year (7-10% Tranche)	Buy	(1.350)%	06/20/17	USD	1,070,000	38,714
Goldman Sachs International	Dow Jones CDX.NA.IG.8 Index 10-Year (7-10% Tranche)	Buy	(1.415)%	06/20/17	USD	1,930,000	60,768
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.8 Index 5-Year	Sell	0.350%	06/20/12	USD	3,000,000	(7,087)
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.8 Index 5-Year	Sell	0.350%	06/20/12	USD	3,340,000	(7,976)
Barclays Bank PLC	Dow Jones CDX.NA.XO.7 Index 5-Year	Sell	1.650%	12/20/11	USD	185,000	(3,170)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Dow Jones CDX.NA.XO.7 Index 5-Year	Sell	1.650%	12/20/11	USD	725,000	$(10,562)
Credit Suisse International	Dow Jones CDX.NA.XO.7 Index 5-Year	Sell	1.650%	12/20/11	USD	270,000	(4,290)
Deutsche Bank AG	Dow Jones CDX.NA.XO.7 Index 5-Year	Sell	1.650%	12/20/11	USD	1,455,000	(23,086)
Deutsche Bank AG	Dow Jones CDX.NA.XO.7 Index 5-Year	Sell	1.650%	12/20/11	USD	275,000	(4,728)
Deutsche Bank AG	Dow Jones CDX.NA.XO.7 Index 5-Year	Sell	1.650%	12/20/11	USD	730,000	(11,453)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX.NA.XO.7 Index 5-Year	Sell	1.650%	12/20/11	USD	185,000	(3,372)
Citibank N.A., New York	El Paso Corp. 7.875% , 06/15/12	Sell	0.780%	06/20/11	USD	150,000	(1,360)
Citibank N.A., New York	El Paso Corp. 7.875% , 06/15/12	Sell	0.720%	06/20/11	USD	184,000	(2,038)
Citibank N.A., New York	El Paso Corp. 7.875% , 06/15/12	Sell	0.820%	06/20/11	USD	150,000	(1,182)
Credit Suisse International	El Paso Corp. 7.875% , 06/15/12	Sell	0.740%	06/20/11	USD	40,000	(397)
Credit Suisse International	El Paso Corp. 7.875% , 06/15/12	Sell	0.770%	06/20/11	USD	85,000	(757)
Lehman Brothers El Paso Corp. International (Europe)	7.875% , 06/15/12	Sell	0.730%	06/20/11	USD	276,000	(2,780)
Lehman Brothers Special El Paso Corp. Financing Inc.	7.875% , 06/15/12	Sell	0.800%	06/20/11	USD	80,000	(630)
Morgan Stanley Capital Services, Inc.	Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and USD 6.50% Eurobonds, 03/24/13*	Sell	1.300%	03/24/13	USD	1,290,000	5,952
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Buy	(3.650)%	12/20/08	USD	365,000	(5,957)
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Buy	(3.050)%	12/20/08	USD	445,000	(3,460)
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Buy	(3.300)%	12/20/08	USD	555,000	(6,291)
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Sell	6.000%	12/20/16	USD	455,000	(701)
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Sell	5.800%	12/20/16	USD	555,000	(6,434)
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Sell	5.850%	12/20/16	USD	695,000	(6,311)
JPMorgan Chase Bank, N.A., NY	Ford Motor Co. 7.450%, 07/16/31	Buy	(3.600)%	12/20/08	USD	365,000	(6,186)
JPMorgan Chase Bank, N.A., NY	Ford Motor Co. 7.450%, 07/16/31	Sell	6.000%	12/20/16	USD	455,000	(64)
Morgan Stanley Capital Services, Inc.	Ford Motor Co. 7.450%, 07/16/31	Buy	(2.450)%	12/20/08	USD	40,000	(24)
Morgan Stanley Capital Services, Inc.	Ford Motor Co. 7.450%, 07/16/31	Buy	(3.700)%	12/20/08	USD	365,000	(6,716)
Morgan Stanley Capital Services, Inc.	Ford Motor Co. 7.450%, 07/16/31	Sell	5.900%	12/20/16	USD	60,000	(758)
Morgan Stanley Capital Services, Inc.	Ford Motor Co. 7.450%, 07/16/31	Sell	6.150%	12/20/16	USD	455,000	119
Citibank N.A., New York	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.320%	03/20/12	USD	390,000	(7,663)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.550%	03/20/12	USD	240,000	(1,802)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.385%	03/20/12	USD	730,000	(9,881)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.390%	03/20/12	USD	615,000	(8,571)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.340%	03/20/12	USD	270,000	(4,252)
Credit Suisse International	Freescale Semiconductor 8.875%, 12/15/14	Sell	3.200%	09/20/11	USD	85,000	(1)
Credit Suisse International	Freescale Semiconductor 8.875%, 12/15/14	Sell	3.600%	09/20/11	USD	85,000	(0)
Credit Suisse International	Freescale Semiconductor 8.875%, 12/15/14	Sell	3.500%	09/20/11	USD	50,000	(0)
Goldman Sachs International	Freescale Semiconductor 8.875%, 12/15/14	Sell	3.600%	09/20/11	USD	175,000	174

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Freescale Semiconductor 8.875%, 12/15/14	Sell	3.750%	09/20/11	USD	90,000	$—
Goldman Sachs International	Freescale Semiconductor 8.875%, 12/15/14	Sell	3.700%	09/20/11	USD	50,000	—
Lehman Brothers Special Financing Inc.	Freescale Semiconductor 8.875%, 12/15/14	Sell	3.550%	09/20/11	USD	115,000	(370)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Buy	(2.550)%	12/20/08	USD	183,000	(980)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.750%	12/20/16	USD	365,000	(336)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.680%	12/20/16	USD	445,000	(2,074)
Goldman Sachs Capital Markets L.P.	General Motors 7.125%, 07/15/13	Buy	(2.700)%	12/20/08	USD	365,000	(2,427)
Goldman Sachs Capital Markets L.P.	General Motors 7.125%, 07/15/13	Sell	4.950%	12/20/16	USD	365,000	2,889
JPMorgan Chase Bank, N.A., NY	General Motors 7.125%, 07/15/13	Buy	(2.350)%	12/20/08	USD	555,000	(1,893)
JPMorgan Chase Bank, N.A., NY	General Motors 7.125%, 07/15/13	Sell	4.750%	12/20/16	USD	555,000	378
Morgan Stanley Capital Services, Inc.	General Motors 7.125%, 07/15/13	Buy	(1.650)%	12/20/08	USD	40,000	314
Morgan Stanley Capital Services, Inc.	General Motors 7.125%, 07/15/13	Sell	4.620%	12/20/16	USD	40,000	(415)
Morgan Stanley Capital Services, Inc.	General Motors 7.125%, 07/15/13	Sell	4.900%	12/20/16	USD	365,000	1,909
Morgan Stanley Capital Services, Inc.	GISAD DIS TICARET A.S. 7.67%, 3/23/08	Sell	3.000%	03/23/13	EUR	2,125,000	16,495
Credit Suisse International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	375,000	(18,719)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	1.370%	03/20/17	USD	365,000	(19,650)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	220,000	(12,611)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	200,000	(11,464)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.370%	03/20/17	USD	90,000	(5,264)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	540,000	(30,954)
Lehman Brothers Special Financing, Inc.	GMAC LLC 6.875%, 08/28/12	Sell	1.400%	03/20/17	USD	225,000	(12,098)
Lehman Brothers Special Financing, Inc.	GMAC LLC 6.875%, 08/28/12	Sell	1.400%	03/20/17	USD	200,000	(10,754)
Credit Suisse International	INCO LTD 7.750%, 05/15/12	Buy	(0.580)%	03/20/17	USD	95,000	(697)
Deutsche Bank AG	INCO LTD 7.750%, 05/15/12	Buy	(0.630)%	03/20/17	USD	200,000	(2,400)
Deutsche Bank AG	INCO LTD 7.750%, 05/15/12	Buy	(0.420)%	03/20/17	USD	180,000	345
JPMorgan Chase Bank, N.A., NY	INCO LTD 7.750%, 05/15/12	Buy	(0.520)%	03/20/17	USD	95,000	78
Morgan Stanley Capital Services, Inc.	INCO LTD 7.750%, 05/15/12	Buy	(0.520)%	03/20/17	USD	195,000	(709)
Morgan Stanley Capital Services, Inc.	INCO LTD 7.750%, 05/15/12	Buy	(0.520)%	03/20/17	USD	180,000	(654)
Morgan Stanley Capital Services, Inc.	INCO LTD 7.750%, 05/15/12	Buy	(0.600)%	3/20/17	USD	195,000	(1,870)
Lehman Brothers Special Financing Inc.	iTraxx Europe Crossover Series 7 Index 5-Year	Buy	(2.300)%	06/20/12	EUR	380,000	(2,337)
Lehman Brothers Special Financing Inc.	iTraxx Europe Crossover Series 7 Index 5-Year	Buy	(2.300)%	06/20/12	EUR	430,000	(2,644)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	2.000%	06/20/08	USD	615,000	(6,311)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	2.000%	06/20/08	USD	385,000	(3,951)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	1.800%	06/20/08	USD	385,000	(4,691)
JPMorgan Chase Bank N.A., New York	Mosaic Co. 7.375%, 12/01/14	Sell	1.500%	09/20/12	USD	80,000	191
Lehman Brothers Special Financing Inc.	Mosaic Co. 7.375%, 12/01/14	Sell	1.200%	09/20/12	USD	175,000	(2,644)
Barclays Bank PLC	Mosaic Co. 7.625%, 12/01/16	Sell	1.500%	09/20/12	USD	85,000	181
JPMorgan Chase Bank N.A., New York	Mosaic Global Holdings 7.375%, 08/01/18	Sell	1.350%	09/20/12	USD	85,000	(351)
Credit Suisse International	NJSC Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.250%	04/20/11	USD	530,000	(803)
Credit Suisse International	NXP BV/NXP Funding LLC 8.625%, 10/15/15	Sell	4.000%	09/20/12	USD	85,000	(420)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse International	NXP BV/NXP Funding LLC 8.625%, 10/15/15	Sell	4.080%	09/20/12	USD	50,000	$(89)
Credit Suisse International	NXP BV/NXP Funding LLC 8.625%, 10/15/15	Sell	4.400%	09/20/12	USD	50,000	1
Lehman Brothers Special Financing Inc.	NXP BV/NXP Funding LLC 8.625%, 10/15/15	Sell	4.150%	09/20/12	USD	120,000	(924)
Lehman Brothers Special Financing Inc.	NXP BV/NXP Funding LLC 8.625%, 10/15/15	Sell	4.450%	09/20/12	USD	90,000	359
Merrill Lynch International	Peabody Energy Corp. 6.875%, 03/15/13	Sell	1.200%	09/20/12	USD	50,000	198
Citibank N.A., New York	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.600%	09/20/11	USD	210,000	377
Citibank N.A., New York	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.450%	09/20/11	USD	85,000	(299)
Lehman Brothers Special Financing Inc.	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.150%	09/20/11	USD	230,000	(2,390)
Lehman Brothers Special Financing Inc.	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.500%	09/20/11	USD	90,000	180
Merrill Lynch International	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.050%	09/20/11	USD	115,000	(1,364)
Morgan Stanley Capital Services, Inc.	Republic of Colombia 10.375%, 01/28/33	Buy	(3.700)%	08/20/15	USD	360,000	(64,443)
Citibank N.A., New York	Republic of Hungary 4.500%, 01/29/14	Buy	(0.400)%	12/20/15	USD	745,000	(6,882)
UBS AG	Republic of Indonesia 6.750%, 03/10/14	Sell	2.300%	09/20/11	USD	275,000	15,063
Morgan Stanley Capital Services Inc.	Republic of Peru 6.55%, 03/14/37	Sell	1.040%	06/20/17	USD	500,000	762
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)%	12/20/16	USD	420,000	(21,430)
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Sell	1.320%	04/20/17	USD	225,000	5,847
UBS AG	Republic of Philippines 10.625%, 03/16/25	Sell	1.450%	06/20/17	USD	540,000	(11,833)
Barclays Bank PLC	Republic of Turkey 11.875%, 01/15/30	Sell	1.620%	04/20/12	USD	635,000	8,613
Citibank N.A., New York	Republic of Turkey 11.875%, 01/15/30	Sell	2.470%	04/20/17	USD	475,000	8,971
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Sell	1.600%	04/20/12	USD	630,000	7,447
Morgan Stanley Capital Services, Inc.	Republic of Turkey 11.875%, 01/15/30	Sell	2.750%	11/20/16	USD	255,000	10,175
Merrill Lynch International	Republic of Turkey 11.875%, 01/15/30	Sell	2.470%	04/20/17	USD	320,000	4,762
Barclays Bank PLC	Residential Capital, LLC 6.375%, 06/30/10	Sell	1.220%	03/20/08	USD	375,000	(582)
Barclays Bank PLC	Residential Capital, LLC 6.375%, 06/30/10	Sell	1.200%	03/20/08	USD	188,000	(319)
Goldman Sachs International	Residential Capital, LLC 6.375%, 06/30/10	Sell	1.360%	03/20/08	USD	188,000	(117)
Goldman Sachs International	Residential Capital, LLC 6.375%, 06/30/10	Sell	1.180%	03/20/08	USD	187,000	(364)
Barclays Bank PLC	Residential Capital, LLC 6.500%, 04/17/13	Sell	1.750%	03/20/08	USD	286,000	676
Credit Suisse International	Residential Capital, LLC 6.500%, 04/17/13	Sell	1.300%	03/20/08	USD	188,000	(47)
Lehman Brothers Special Financing Inc.	Rite Aid Corp. 7.700%, 02/15/27	Sell	1.350%	09/20/08	USD	50,000	(116)
Lehman Brothers Special Financing Inc.	Rite Aid Corp. 7.700%, 02/15/27	Sell	1.350%	09/20/08	USD	215,000	—
Barclays Bank PLC	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.500%	03/20/12	USD	180,000	(2,696)
Credit Suisse International	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.490%	03/20/12	USD	185,000	(2,030)
Lehman Brothers Special Financing, Inc.	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.580%	03/20/12	USD	235,000	(2,397)
Morgan Stanley Capital Services Inc.	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.770%	03/20/12	USD	110,000	(219)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.510%	03/20/12	USD	260,000	$(3,162)
Goldman Sachs International	Standard Pacific Corp. 6.875%, 05/15/11	Sell	2.200%	06/20/08	USD	1,115,000	(9,800)
Lehman Brothers Special Financing Inc.	Toys R Us 7.375%, 10/15/18	Sell	1.850%	09/20/08	USD	170,000	3
Credit Suisse International	TXU Corp. 5.550%, 11/15/14	Sell	1.530%	06/20/11	USD	150,000	(5,694)
Credit Suisse International	TXU Corp. 5.550%, 11/15/14	Sell	1.610%	06/20/11	USD	85,000	(3,021)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.580%	06/20/11	USD	165,000	(4,411)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.590%	06/20/11	USD	165,000	(4,382)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.620%	06/20/11	USD	210,000	(5,376)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	2.060%	06/20/11	USD	245,000	(2,544)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.530%	06/20/11	USD	185,000	(5,215)
Barclays Bank PLC	Ukraine 7.650%, 06/11/13	Buy	(1.570)%	04/20/12	USD	610,000	(9,288)
Lehman Brothers Special Financing Inc.	Ukraine 7.650%, 06/11/13	Buy	(1.580)%	04/20/12	USD	390,000	(6,166)
Morgan Stanley Capital Services Inc.	Ukraine 7.650%, 06/11/13	Buy	(1.575)%	04/20/12	USD	330,000	(4,805)
UBS AG	Ukraine 7.650%, 06/11/13	Buy	(1.580)%	04/20/12	USD	390,000	(7,442)
Citibank N.A., New York	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.100	06/20/08	USD	96,000	207
Lehman Brothers Special Financing, Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.100	06/20/08	USD	96,000	(535)
Lehman Brothers Special Financing, Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.150%	06/20/08	USD	193,000	(982)
Lehman Brothers Special Financing, Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.200%	06/20/08	USD	426,000	(1,961)
Credit Suisse International	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.030%	03/20/17	USD	95,000	1,040
Deutsche Bank AG	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.050%	03/20/17	USD	200,000	2,474
Deutsche Bank AG	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.000%	03/20/17	USD	180,000	1,523
Morgan Stanley Capital Services, Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.060%	03/20/17	USD	95,000	1,296
Morgan Stanley Capital Services, Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	0.920%	03/20/17	USD	195,000	610
Morgan Stanley Capital Services, Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	0.970%	03/20/17	USD	180,000	1,239
Morgan Stanley Capital Services, Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.040%	03/20/17	USD	195,000	2,467
Citibank N.A., New York	Williams Companies Inc. 7.125%, 09/01/11	Sell	1.110%	03/20/12	USD	100,000	1,258
Citibank N.A., New York	Williams Companies Inc. 7.125%, 09/01/11	Sell	0.650%	03/20/12	USD	280,000	(1,742)
Credit Suisse International	Williams Companies Inc. 7.125%, 09/01/11	Sell	1.150%	03/20/12	USD	100,000	1,395
Deutsche Bank AG	Williams Companies Inc. 7.125%, 09/01/11	Sell	1.020%	03/20/12	USD	230,000	2,152
							$(418,915)

*  Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S.

For the purposes of this transaction each such loan shall be an underlying loan.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2007:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a
fixed rate equal to 8.29%	06/21/08	ZAR	9,120,000	$22,187
Counterparty: JPMorgan
Chase Bank, N.A.
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.5525% Counterparty: Barclays Bank PLC, London	06/13/09	GBP	710,000	18,101
Receive a fixed rate equal to 4.112% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Barclays Bank, PLC	06/15/09	EUR	1,040,000	(15,017)
Receive a fixed rate equal to 12.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	3,600,000	64,448
Receive a fixed rate equal to 12.710% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	1,910,000	36,202
Receive a fixed rate equal to 14.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	8,390,000	353,640
Receive a fixed rate equal to 5.385%and pay a floating rate based on 6-month NOK-NIBOR Counterparty: Barclays Bank PLC	01/29/10	NOK	8,680,000	(16,515)
Receive a floating rate equal to 6-month EUR-Euribor and pay a fixed rate equal to 4.220% Counterparty: Barclays Bank PLC	01/29/10	EUR	1,060,000	15,040
Receive a fixed rate equal to 5.520% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	03/24/10	PLN	20,000	22
Receive a fixed rate equal to 5.550% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	03/25/10	PLN	32,000	45
Receive a fixed rate equal to 5.470% and pay a floating rate based on 6-month NOK-NIBOR Counterparty: Goldman Sachs International	05/02/10	NOK	8,650,000	(13,452)
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 4.4155% Counterparty: Goldman Sachs International	05/02/10	EUR	1,070,000	11,257
Receive a fixed rate equal to 4.480% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Credit Suisse First Boston International	07/01/10	PLN	265,000	(583)
Receive a fixed rate equal to 4.530% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Lehman Brothers International (Europe)	07/04/10	PLN	1,950,000	(4,715)
Receive a floating rate based on 3-month TWD-TELERATE and pay a fixed rate equal to 2.320% Counterparty: Citibank N.A., New York	06/27/11	TWD	16,900,000	2,053

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on overnight INR-MIBOR-OIS-COMPOUND
and pay a fixed rate equal to 7.175%	06/27/11	INR	16,900,000	$8,486
Counterparty: Deutsche
Bank AG
Receive a floating rate based on 6-month HUF-BUBOR and pay a fixed rate equal to 8.440% Counterparty: Deutsche Bank AG	07/03/11	HUF	82,000,000	(235)
Receive a fixed rate equal to 12.390% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/12	BRL	4,200,000	94,254
Receive a fixed rate equal to 14.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/12	BRL	1,040,000	46,904
Receive a fixed rate equal to 12.380% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/12	BRL	4,200,000	92,324
Receive a fixed rate equal to 13.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/12	BRL	2,070,000	88,619
Receive a fixed rate equal to 14.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander Central Hispano, S.A.	01/03/12	BRL	1,040,000	44,736
Receive an initial exchange of USD 292,335.12. Pay an initial exchange of TRY 410,000.00. Receive a fixed rate equal to 17.100% on 410,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 292,335.12 Upon termination of the contract, receive TRY 410,000.00 and pay USD 292,335.12. Counterparty: Merrill Lynch International	02/06/12		SEE DESCRIPTION 410,000	46,105
Receive an initial exchange of USD 184,921.76. Pay an initial exchange of TRY 260,000.00. Receive a fixed rate equal to 17.250% on 260,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 184,921.76 Upon termination of the contract, receive TRY 260,000.00 and pay USD 184,921.76. Counterparty: Credit Suisse International	02/07/12		SEE DESCRIPTION 260,000	30,926
Receive an initial exchange of USD 281,539.41. Pay an initial exchange of TRY 395,000.00. Receive a fixed rate equal to 17.300% on 395,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 281,539.41 Upon termination of the contract, receive TRY 395,000.00 and pay USD 281,539.41. Counterparty: Credit Suisse	02/09/12		SEE DESCRIPTION 395,000	46,686
Receive an initial exchange of USD 477,085.44. Pay an initial exchange of TRY 660,000.00. Receive a fixed rate equal to 16.750% on 660, 000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 477,085.44. Upon termination of the contract, receive TRY 660,000.00 and pay USD 477,085.44. Counterparty: Credit Suisse International	02/26/12		SEE DESCRIPTION 660,000	59,746
Receive a floating rate based on 3-month KZT-PRIME and pay a fixed rate equal to 8.25% Counterparty: Morgan Stanley & Co. International PLC	06/29/12	KZT	245,000,000	—
Receive a fixed rate equal to 12.730% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,240,000	39,684

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 12.840% and pay a floating rate based on the Brazil
Cetip Interbank Deposit Rate Annualized	01/02/14	BRL	580,000	$19,547
Counterparty: J. Aron &
Company
Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	32,800
Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	67,069
Receive a fixed rate equal to 12.260% and pay a floating rate based on Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	2,063
Receive a fixed rate equal to 12.290% and pay a floating rate based on Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	1,051
Receive a fixed rate of 5.460% on UDI 2,252,229.80. Pay a floating rate based on 6-month USD-LIBOR on USD 730,000.00. Upon termination of the contract, receive UDI 2,252,229.80 and pay USD 730,000.00. Counterparty: Deutsche Bank AG London	05/13/15		SEE DESCRIPTION 730,000	153,563
Receive a fixed rate equal to 10.290% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	06/04/15	MXN	2,340,000	29,004
Receive a fixed rate equal to 5.250% on UDI 1,184,117.66 converted to MXN. Pay a floating rate based on 6-month USD-LIBOR on USD 390,000.00. Upon termination of the contract, receive UDI 1,184,117.66 (converted into MXN) and pay USD 390,000.00. Counterparty: Deutsche Bank AG London	06/23/15		SEE DESCRIPTION 390,000	68,879
Receive a fixed rate equal to 10.000% and pay a floating rate base on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston International	07/09/15	MXN	3,830,000	41,592
Receive a fixed rate equal to 8.700% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	02/05/16	MXN	4,800,000	17,797
Receive a fixed rate equal to 5.570% and pay a floating rate based on 3-month USD-LIBOR Counterparty: JPMorgan Chase Bank, N.A.	05/26/16	USD	12,000,000	(113,531)
Receive $84,000 and pay the greater of 0% and 8*(-.0031375-(10 yr. CMS Index+ 2yr. CMS Index)) quarterly Counterparty: Lehman Brothers Special Financing Inc.	02/05/17	USD	2,800,000	(81,493)
Receive a floating rate based on China Fixing Repo Rates 7-Day, pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs	02/16/17	CNY	3,800,000	28,716
Receive a floating rate based on the price of specified swaption straddle struck at the five year forward swap rate as of the floating rate payer reset date (divided by 10,000) and pay a fixed rate equal to 4.660% Counterparty: Merrill Lynch Capital Services, Inc.	06/11/17	USD	9,650,000	(20,086)
Receive a fixed rate equal to 9.410% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/31/20	MXN	2,240,000	22,276

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 9.510% and pay a floating rate based on
28-day MXN-TIIE-BANXICO	08/26/25	MXN	6,700,000	$82,553
Counterparty: J. Aron &
Company
Receive a fixed rate equal to 9.500% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/28/25	MXN	4,450,000	54,382
Receive a fixed rate equal to 9.270% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	07/17/26	MXN	4,600,000	46,811
Receive a fixed rate equal to 9.290% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	07/17/26	MXN	3,700,000	39,010
Receive a fixed rate equal to 9.150% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/27/26	MXN	5,270,000	48,529
Receive a fixed rate equal to 9.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	09/16/26	MXN	2,200,000	24,047
Receive a fixed rate equal to 8.300% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	12/17/26	MXN	4,750,000	5,429
				$1,640,956

ING Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding on June 30, 2007:

Receive absolute value of price depreciation on the INDF/NSE Nifty Index Futures (July 07). Pay price appreciation on the INDF/NSE Nifty Index Futures (July 07). Counterparty: Goldman Sachs International	08/02/07	INR	17,972,576	(6,741)
Receive price appreciation on the Bovespa Index Futures Exchange-Traded Contract (August 07). Pay absolute value of price depreciation on the Bovespa Index Futures Exchange-Traded Contract (August 07). Counterparty: Goldman Sachs International	08/16/07	BRL	781,935	20,759
Receive index return based on spread of Lehman CMBS AAA Index plus funding advantage of +15 bps. Pay spread change x DV01. Counterparty: Goldman Sachs	09/01/07	USD	1,110,000	470
Receive absolute value of price depreciation on the Swiss Market Index Futures (September 07). Pay price appreciation on the Swiss Market Index Futures (September 07). Counterparty: Goldman Sachs International	09/18/07	CHF	552,684	(2,373)
Receive total return on the MSCI Daily TR Net Belgium USD Market Index. Pay one-month USD-LIBOR and, if negative, the absolute value of the total return on the MSCI Daily TR Net Belgium USD Market Index. Counterparty: Goldman Sachs International	10/09/07	USD	400,768	(4,722)
Receive total return on the MSCI Daily TR Net Belgium USD Market Index. Pay one-month USD-LIBOR and, if negative, the absolute value of the total return on the MSCI Daily TR Net Belgium USD Market Index. Counterparty: Goldman Sachs International	10/09/07	USD	93,865	(921)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive total return of custom basket, if positive. Pay one-month EUR-LIBOR plus spread and, if negative, the absolute value of the total return of
custom basket.	10/09/07	EUR	1,356,600	$(54,037)
Counterparty: Morgan
Stanley & Co. International
Receive floating rate based on Lehman Brothers CMBS AAA 8.5+ Index spread (carry amount plus spread return amount, if spread return amount is positive). Pay floating rate equal to absolute value of above referenced spread return amount, if spread return amount is negative. Counterparty: Morgan Stanley Capital Services Inc.	10/31/07	USD	430,000	(15)
Receive floating rate based on Lehman Brothers CMBS AAA 8.5+ Index spread (carry amount plus spread return amount, if spread return amount is positive). Pay floating rate equal to absolute value of above referenced spread return amount, if spread return amount is negative. Counterparty: Lehman Brothers Special Financing Inc.	11/01/07	USD	1,200,000	649
Receive total return on specified basket. Pay a floating rate based on 12-month JPY-LIBOR plus .400% and, if negative, the absolute value of the total return of specified basket. Counterparty: Citibank N.A., New York	04/08/08	JPY	181,400,231	(22,741)
Receive total return on specified basket. Pay a floating rate based on one-month GBP-LIBOR plus .350% and, if negative, the absolute value of the total return of specified basket. Counterparty: Citibank N.A., New York	05/07/08	GBP	744,872	(72,958)
Receive total return of custom basket, if positive. Pay one-month USD-LIBOR minus 5 basis pts. and, if negative, the absolute value of the total return of custom basket. Counterparty: Goldman Sachs International	06/10/08	USD	1,220,533	(26,097)
Receive total return of custom basket, if positive. Pay one-month USD-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket. Counterparty: Goldman Sachs International	06/10/08	USD	4,802,181	(160,606)
Receive a fixed rate equal to 7.750% on RUB 56,780,000 plus any positive total return amount on reference obligation. Pay a floating rate based on 3-month USD LIBOR on USD 2,167,175.57 and the absolute value of any negative total return amount on reference obligation. Counterparty: Morgan Stanley Capital Services Inc.	12/26/13		SEE DESCRIPTION	2,186
				$(327,147)

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation
as of June 30, 2007

(as a percent of net assets)

U.S. Government Agency Obligations	79.6%
Corporate Bonds/Notes	20.9%
Collateralized Mortgage Obligations	8.6%
Asset-Backed Securities	3.8%
Municipal Bonds	0.6%
Other Bonds	0.4%
Positions In Purchased Options	0.3%
Other Assets and Liabilities - Net*	(14.2)%
Net Assets	100.0%

*  Includes short-term investments related to corporate note, commercial paper, foreign government security, U.S. Treasury Bill and securities lending collateral.

Portfolio holdings are subject to change daily.

Principal Amount			Value
CORPORATE BONDS/NOTES: 20.9%
		Agriculture: 0.1%
$300,000	C	Reynolds American, Inc., 7.625%, due 06/01/16	$319,137
			319,137
		Auto Manufacturers: 0.4%
1,400,000	C	DaimlerChrysler NA Holding Corp., 5.710%, due 03/13/09	1,403,165
			1,403,165
		Banks: 10.8%
200,000		Abbey National Treasury Services PLC, 5.270%, due 07/02/08	200,086
3,700,000		American Express Centurion Bank, 5.340%, due 06/12/09	3,701,569
5,500,000		Bank of America NA, 5.360%, due 06/12/09	5,502,332
1,700,000		Banque Nationale de Paris, 5.260%, due 07/03/08	1,699,014
3,500,000		Barclays Bank PLC, 5.281%, due 03/17/08	3,499,895
2,200,000	@@,#,C	BNP Paribas, 5.186%, due 06/29/15	2,054,587
1,700,000		Calyon New York, 5.336%, due 01/16/09	1,700,911
1,100,000	@@,#,C	Commonwealth Bank of Australia, 6.024%, due 03/15/16	1,075,661
600,000	@@,#	Credit Agricole SA, 5.360%, due 05/28/09	600,268
700,000	@@,#	Credit Agricole SA, 5.410%, due 05/28/10	700,456
1,700,000		Dexia Credit Local, 5.270%, due 09/29/08	1,700,502
1,700,000		Fortis Bank SA, 5.265%, due 06/30/08	1,700,646
1,700,000		Fortis Bank SA, 5.310%, due 09/30/08	1,700,182

Principal Amount				Value
DKK	6,087,541	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	$1,046,717
DKK	11,680,913	@@	Realkredit Danmark A/S, 5.000%, due 10/01/38	2,003,202
	$1,700,000		Royal Bank of Scotland, 5.260%, due 07/03/08	1,699,014
	3,500,000		Royal Bank of Scotland, 5.265%, due 03/26/08	3,499,752
	1,500,000	@@,#	Santander US Debt SA Unipersonal, 5.416%, due 02/06/09	1,501,644
	3,500,000		Societe Generale, 5.270%, due 03/26/08	3,500,126
	1,600,000	@@,#	Unicredit Luxembourg Finance SA, 5.405%, due 10/24/08	1,600,950
	800,000	@@,#	VTB Capital (VNESHTORGBK), 5.955%, due 08/01/08	801,800
				41,489,314
			Biotechnology: 0.4%
	1,400,000	#,C	Amgen, Inc., 5.440%, due 11/28/08	1,400,826
				1,400,826
			Building Materials: 0.2%
	800,000	@@,#,C,L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	789,358
				789,358
			Diversified Financial Services: 5.6%
	400,000		CitiFinancial, 6.625%, due 06/01/15	419,370
	500,000		Citigroup Funding, Inc., 5.360%, due 06/26/09	499,766
	100,000	S	Citigroup, Inc., 5.625%, due 08/27/12	100,132
	1,100,000		Ford Motor Credit Co., 7.000%, due 10/01/13	1,020,396
	100,000		Ford Motor Credit Co., 7.250%, due 10/25/11	96,330
	700,000		Ford Motor Credit Co., LLC, 7.800%, due 06/01/12	683,551
	1,800,000		General Electric Capital Corp., 5.390%, due 03/12/10	1,801,890
	1,700,000		General Electric Capital Corp., 5.430%, due 08/15/11	1,699,490
	200,000		General Motors Acceptance Corp., 5.850%, due 01/14/09	197,178
	400,000		GMAC, LLC, 6.510%, due 09/23/08	400,120
	4,000,000		Goldman Sachs Group, Inc., 5.685%, due 07/23/09	4,022,348
	1,600,000	L	HSBC Finance Corp., 5.415%, due 10/21/09	1,601,006
	2,000,000		Lehman Brothers Holdings, Inc., 5.500%, due 05/25/10	1,999,826

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services (continued)
$3,700,000		Merrill Lynch & Co., Inc., 5.406%, due 05/08/09	$3,702,109
100,000	C	Morgan Stanley, 5.300%, due 03/01/13	98,135
1,800,000		Morgan Stanley, 5.406%, due 05/07/09	1,801,026
1,100,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	1,106,203
500,000	#,C	ZFS Finance USA Trust I, 5.875%, due 05/09/32	493,879
			21,742,755
		Electric: 0.3%
300,000	C,S	Columbus Southern Power Co., 6.600%, due 03/01/33	311,422
100,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	98,237
800,000	#,C	TXU Energy Co., LLC, 5.860%, due 09/16/08	800,540
			1,210,199
		Healthcare-Products: 0.5%
1,000,000	Z	Fresenius Medical Care Capital Trust II, Discount Note, due 03/22/13	1,000,719
1,000,000	X	Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	1,007,500
			2,008,219
		Insurance: 0.3%
1,300,000	#	Metropolitan Life Global Funding I, 5.400%, due 05/17/10	1,300,900
			1,300,900
		Lodging: 0.2%
800,000	C	Mandalay Resort Group, 6.500%, due 07/31/09	804,000
			804,000
		Mining: 0.1%
200,000	@@,C	Vale Overseas Ltd., 6.250%, due 01/23/17	199,364
			199,364
		Office/Business Equipment: 0.2%
700,000	C	Xerox Corp., 9.750%, due 01/15/09	740,742
			740,742
		Oil & Gas: 0.1%
100,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	109,185

Principal Amount			Value
$200,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	$246,968
100,000		Pemex Project Funding Master Trust, 9.250%, due 03/30/18	124,750
			480,903
		Pipelines: 0.1%
200,000	C	El Paso Corp., 7.750%, due 01/15/32	202,462
300,000	#	Williams Cos., Inc., 6.375%, due 10/01/10	302,250
			504,712
		Retail: 0.7%
2,700,000	C	CVS Corp., 5.750%, due 08/15/11	2,702,252
			2,702,252
		Telecommunications: 0.9%
24,000	C	AT&T Corp., 7.300%, due 11/15/11	25,571
400,000	C,S	AT&T, Inc., 4.125%, due 09/15/09	389,166
2,500,000	C	BellSouth Corp., 5.200%, due 09/15/14	2,402,623
30,000	C,S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	32,281
600,000	C,L	Qwest Corp., 5.625%, due 11/15/08	600,750
200,000	C	Qwest Corp., 8.875%, due 03/15/12	216,500
			3,666,891
		Total Corporate Bonds/ Notes (Cost $80,898,268 )	80,762,737
U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.6%
		Federal Home Loan Mortgage Corporation: 23.4%
4,800,000	Z	Discount Note, due 07/15/37	4,799,627
1,900,000	C	3.000%, due 05/15/22	1,868,423
939,611	C,S	3.500%, due 05/15/22	930,206
2,006,721	C,S	3.500%, due 11/15/22	1,973,221
32,064	C	3.500%, due 07/15/32	29,909
2,144,600	C	4.000%, due 06/15/22	2,118,944
2,564,629	C	4.500%, due 11/15/13	2,546,661
1,990,611	C	4.500%, due 06/15/17	1,945,419
68,915	C	5.000%, due 09/15/16	68,422
4,494,792	C	5.000%, due 12/15/23	4,465,156
2,584,678	C	5.000%, due 01/15/24	2,573,410
2,196,330	C,S	5.000%, due 07/15/24	2,181,045
4,479,635	C	5.000%, due 04/15/26	4,444,748
476,266		5.000%, due 08/01/35	447,676
868,744		5.000%, due 09/01/35	816,593

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$1,614,866		5.332%, due 09/01/35	$1,609,183
1,200,000	C	5.470%, due 07/15/19	1,198,969
5,500,000	C	5.470%, due 08/15/19	5,495,703
7,300,000	C	5.470%, due 10/15/20	7,293,156
13,923		5.500%, due 08/01/07	13,927
200,000	C	5.500%, due 03/15/17	199,804
192,570		5.500%, due 03/01/23	188,383
407,393		5.500%, due 05/01/23	398,536
4,623		5.500%, due 08/15/30	4,490
39,000,000	W	5.500%, due 07/15/34	37,616,709
442,455		5.500%, due 05/01/35	427,804
2,185,376	S	5.500%, due 05/01/35	2,113,012
8,046		6.000%, due 10/01/17	8,092
42,165		6.000%, due 02/01/22	42,399
817,919	S	6.000%, due 03/01/23	821,481
540,513	C	6.227%, due 10/25/44	545,562
683,889	C	6.875%, due 03/25/24	711,638
38,858		7.324%, due 04/01/32	39,073
			89,937,381
		Federal National Mortgage Corporation: 56.2%
4,456,442		3.847%, due 10/01/33	4,383,871
2,405,431		4.187%, due 11/01/34	2,385,343
1,488,543		4.377%, due 02/01/35	1,485,590
1,213,992		4.734%, due 09/01/35	1,230,485
910,638		4.984%, due 09/01/34	897,131
112,199		5.000%, due 05/01/18	108,863
831,736		5.000%, due 11/01/18	807,005
401,650		5.000%, due 02/01/19	389,211
46,894		5.000%, due 07/25/19	46,527
75,176		5.000%, due 08/01/19	72,847
411,157		5.000%, due 10/01/19	398,424
274,708		5.000%, due 06/01/20	265,714
286,549		5.000%, due 07/01/20	277,168
10,820,976		5.000%, due 08/01/20	10,466,718
3,438,437		5.000%, due 09/01/20	3,325,869
3,415,545		5.000%, due 01/01/21	3,303,726
2,081,291		5.000%, due 05/01/21	2,012,201
281,316		5.000%, due 06/01/21	271,978
4,955,858		5.000%, due 07/01/21	4,791,344
243,384		5.000%, due 09/01/21	235,305
3,893,778		5.000%, due 06/25/27	3,858,426
589,238		5.000%, due 08/01/35	553,707
378,681		5.000%, due 02/01/36	355,847
16,313,212		5.000%, due 03/01/36	15,329,535
182,641		5.440%, due 03/25/34	182,845
107,216		5.500%, due 03/01/16	106,369
239,439		5.500%, due 06/01/23	234,180
634,443		5.500%, due 02/01/24	620,508
85,406		5.500%, due 05/01/33	82,763
35,871		5.500%, due 07/01/33	34,761
685,405	S	5.500%, due 11/01/33	664,190
261,210		5.500%, due 11/01/33	253,125
167,501		5.500%, due 12/01/33	162,316
412,358		5.500%, due 04/01/34	399,595
50,000,000	W	5.500%, due 07/15/34	48,226,550
79,240		5.500%, due 10/01/34	76,731
690,712	S	5.500%, due 11/01/34	668,845
294,460		5.500%, due 12/01/34	285,138

Principal Amount			Value
$717,349	S	5.500%, due 12/01/34	$694,639
356,689		5.500%, due 01/01/35	345,397
773,077	S	5.500%, due 01/01/35	748,603
7,277,173	S	5.500%, due 02/01/35	7,046,790
11,433,120		5.500%, due 02/01/35	11,071,165
150,504		5.500%, due 04/01/35	145,550
714,591		5.500%, due 05/01/35	691,072
2,453,926	S	5.500%, due 05/01/35	2,373,164
1,339,438		5.500%, due 06/01/35	1,295,355
855,611		5.500%, due 07/01/35	827,452
5,062,973		5.500%, due 08/01/35	4,896,342
6,700,463		5.500%, due 09/01/35	6,479,939
179,929		5.500%, due 10/01/35	174,007
858,771		5.500%, due 12/01/35	830,508
185,210		5.500%, due 03/01/36	178,749
88,423		5.500%, due 04/01/36	85,339
907,951		5.500%, due 05/01/36	878,069
835,314		5.500%, due 07/01/36	806,173
6,839,244		5.500%, due 03/01/37	6,600,648
203,630		5.627%, due 04/01/32	204,957
37,464		6.000%, due 04/01/17	37,691
344,426		6.000%, due 06/01/17	346,511
61,609		6.000%, due 01/01/18	61,982
35,656		6.000%, due 12/01/18	35,841
434,932		6.000%, due 04/01/22	436,636
960,402	S	6.000%, due 06/01/22	964,164
181,196		6.000%, due 01/01/23	181,906
2,955,373		6.000%, due 11/01/36	2,925,861
42,000,000	W	6.000%, due 07/01/37	41,547,198
584,436		6.227%, due 10/01/44	590,323
138,457		6.272%, due 12/01/36	139,868
129,523		6.500%, due 03/01/17	132,293
39,052		6.500%, due 07/01/29	39,862
125,849		6.500%, due 07/01/36	127,092
514,585		6.500%, due 08/01/36	519,670
183,327		6.500%, due 09/01/36	185,139
1,628,908		6.500%, due 10/01/36	1,645,006
406,204		6.500%, due 11/01/36	410,219
1,071,809		6.500%, due 12/01/36	1,082,401
253,226		6.500%, due 01/01/37	255,728
1,810,957		6.500%, due 03/01/37	1,828,425
543,282		6.500%, due 04/01/37	548,522
1,500,000		6.500%, due 06/17/38	1,525,442
1,548,863		6.797%, due 02/01/33	1,550,437
176,994		6.844%, due 04/25/24	184,796
14,239		6.875%, due 02/01/20	14,697
17,253		7.248%, due 09/01/31	17,393
3,708,045		7.500%, due 08/25/35	3,815,386
			216,775,158
		Government National Mortgage Association: 0.0%
45,211	C	5.720%, due 03/16/32	45,585
			45,585
		Total U.S. Government Agency Obligations (Cost $309,515,745 )	306,758,124

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
ASSET-BACKED SECURITIES: 3.8%
		Automobile Asset-Backed Securities: 0.4%
$700,000	C	USAA Auto Owner Trust, 5.337%, due 07/11/08	$700,109
800,000	C	Wachovia Auto Loan Owner Trust, 5.337%, due 06/20/08	800,125
			1,500,234
		Credit Card Asset-Backed Securities: 0.6%
1,700,000	C	First USA Credit Card Master Trust, 5.480%, due 04/18/11	1,704,476
700,000	C	MBNA Credit Card Master Note Trust, 5.446%, due 12/15/09	700,462
			2,404,938
		Home Equity Asset-Backed Securities: 0.1%
111,969	C	ACE Securities Corp., 5.430%, due 10/25/35	112,046
			112,046
		Other Asset-Backed Securities: 2.7%
878,372	C	Countrywide Asset-Backed Certificates, 5.350%, due 01/25/46	878,573
1,765,455	C	Countrywide Asset-Backed Certificates, 5.400%, due 10/25/37	1,766,860
3,700,000	C	Countrywide Asset-Backed Certificates, 5.500%, due 09/25/36	3,702,829
867,718	C	JP Morgan Mortgage Acquisition Corp., 5.380%, due 04/01/37	867,311
860,424	C	Lehman XS Trust, 5.400%, due 07/25/46	860,923
232,816	C	Long Beach Mortgage Loan Trust, 5.600%, due 10/25/34	233,241
837,371	C	Morgan Stanley Capital I, 5.370%, due 11/25/36	837,449
17,051	#,C,S	Quest Trust, 5.880%, due 06/25/34	17,067
1,311,063	C	Washington Mutual Asset-Backed Certificates, 5.370%, due 01/25/37	1,311,879
			10,476,132
		Total Asset-Backed Securities (Cost $14,488,372 )	14,493,350

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.6%
$563,265	C	Adjustable Rate Mortgage Trust, 4.588%, due 05/25/35	$555,076
754,445	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	738,902
969,271	C	Banc of America Funding Corp., 4.113%, due 05/25/35	949,361
764,485	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	736,258
403,751	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	395,572
234,399	C,S	Banc of America Mortgage Securities, Inc., 5.770%, due 01/25/34	235,605
860,324	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	850,833
537,168	C,S	Bear Stearns Alternative-A Trust, 5.377%, due 05/25/35	534,925
921,790	C	Bear Stearns Alternative-A Trust, 5.818%, due 11/25/36	919,506
947,788	C	Citigroup Mortgage Loan Trust, Inc., 4.677%, due 08/25/35	931,774
299,498	C	Countrywide Alternative Loan Trust, 5.530%, due 11/20/35	299,785
323,333	C,S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.640%, due 03/25/35	324,352
1,437,380	#,C,S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.660%, due 06/25/35	1,434,983
336,639	C	Downey Savings & Loan Association Mortgage Loan Trust, 7.235%, due 07/19/44	340,987
25,981		Fannie Mae, 6.500%, due 05/01/36	26,238
2,691,598	C	Freddie Mac, 6.427%, due 07/25/44	2,714,374
386,590	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	382,578
2,300,000	#	GS Mortgage Securities Corp. II, 5.410%, due 03/06/20	2,302,520
1,005,699	C	GSR Mortgage Loan Trust, 4.538%, due 09/25/35	991,306
176,610	C	GSR Mortgage Loan Trust, 5.354%, due 06/25/34	177,671
8,021	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	7,882

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$356,470	C	Harborview Mortgage Loan Trust, 5.540%, due 05/19/35	$357,005
1,969,544	C	JP Morgan Mortgage Trust, 4.768%, due 07/25/35	1,942,186
969,334	C,S	RAAC Series, 5.000%, due 09/25/34	949,827
185,049	C,S	Residential Accredit Loans, Inc., 5.720%, due 03/25/33	185,781
220,292	C	Residential Asset Securitization Trust, 5.720%, due 05/25/33	221,213
38,680	C,S	Residential Funding Mortgage Security I, 6.500%, due 03/25/32	38,680
828,243	C	Sequoia Mortgage Trust, 4.081%, due 04/20/35	813,302
350,268	C,S	Sequoia Mortgage Trust, 5.670%, due 07/20/33	351,977
1,744,775	C	SLM Student Loan Trust, 5.345%, due 10/27/14	1,746,056
692,822	#,C	Structured Asset Securities Corp., 5.329%, due 10/25/35	692,141
1,483,365	C	Thornburg Mortgage Securities Trust, 5.440%, due 08/25/36	1,482,713
1,100,000	#	Wachovia Bank Commercial Mortgage Trust, 5.400%, due 06/15/20	1,100,344
71,786	C,S	Washington Mutual Mortgage Pass-Through Certificates, 5.474%, due 02/27/34	70,568
293,457	C,S	Washington Mutual Mortgage Pass-Through Certificates, 5.630%, due 01/25/45	294,110
278,624	C,S	Washington Mutual Mortgage Pass-Through Certificates, 5.640%, due 01/25/45	279,259
1,367,482	C	Washington Mutual Mortgage Pass-Through Certificates, 5.724%, due 07/25/46	1,373,787
1,526,557	C	Washington Mutual Mortgage Pass-Through Certificates, 5.724%, due 08/25/46	1,534,119
601,713	C,S	Washington Mutual Mortgage Pass-Through Certificates, 5.860%, due 12/25/27	602,032
55,318	C	Washington Mutual Mortgage Pass-Through Certificates, 6.429%, due 08/25/42	55,519
1,539,171	C,S	Wells Fargo Mortgage-Backed Securities Trust, 3.990%, due 12/25/34	1,508,165

Principal Amount				Value
	$834,145	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.362%, due 05/25/35	$827,069
	735,000	C	Wells Fargo Mortgage-Backed Securities Trust, 5.519%, due 08/25/36	727,978
			Total Collateralized Mortgage Obligations (Cost $33,042,566 )	33,004,319
MUNICIPAL BONDS: 0.6%
			California: 0.2%
	900,000	C,(1)	Orange County Sanitation District, 6.150%, due 02/01/33	917,460
				917,460
			Louisiana: 0.0%
	100,000	C,S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	106,045
				106,045
			Rhode Island: 0.1%
	200,000	C,S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	215,290
				215,290
			Wisconson: 0.3%
	175,000	C	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	184,503
	800,000	C,S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	865,536
				1,050,039
			Total Municipal Bonds (Cost $2,150,307 )	2,288,834
OTHER BONDS: 0.4%
			Foreign Government Bonds: 0.4%
	600,000	@@,#	Export-Import Bank of China, 4.875%, due 07/21/15	569,510
BRL	1,100,000	@@,L	Federative Republic of Brazil, 10.250%, due 01/10/28	638,388
	$250,000	@@	Panama Government International Bond, 8.875%, due 09/30/27	315,625
	84,000	@@	Panama Government International Bond, 9.625%, due 02/08/11	94,500
			Total Other Bonds (Cost $1,490,064 )	1,618,023

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Number of Contracts/ Notional Amount				Value
POSITIONS IN PURCHASED OPTIONS: 0.3%
Positions in Purchased Fixed Income Options
	438		Put Option CME 90-Day Eurodollar Future 9/07 Strike @ $91.25- Exp 09/17/07	$—
	433		Put Option CME 90-Day Eurodollar Future 9/07 Strike @ $91.50- Exp 09/17/07	—
	158		Put Option CME 90-Day Eurodollar Future 12/07 Strike @ $91.25- Exp 12/17/07	—
	100		Put Option CME 90-Day Eurodollar Future 12/07 Strike @ $92.25- Exp 12/17/07	—
	136		Call Option CME 90-Day Eurodollar Future 03/08 Strike @ $95.25- Exp 03/17/08	24,650
	72		Put Option CME 90-Day Eurodollar Future 3/08 Strike @ $91.50- Exp 03/17/08	—
	133		Put Option CME 90-Day Eurodollar Future 3/08 Strike @ $91.75- Exp 03/17/08	—
	90		Put Option CME 90-Day Eurodollar Future 03/08 Strike @ $92.75- Exp 03/17/08	—
	253		Put Option CME 90-Day Eurodollar Future 03/08 Strike @ $93- Exp 03/17/08	63
	357		Put Option CME 90-Day Eurodollar Future 06/08 Strike @ $92.5- Exp 06/16/08	2,231
	330		Put Option LIFFE 90-Day Sterling Future 12/07 Strike @ GBP 93.25- Exp 12/19/07	8,283
	686		Put Option LIFFE 90-Day Sterling Future 03/08 Strike @ GBP 93- Exp 03/19/08	25,829
Positions in Purchased Currency Options
USD	1,400,000	I	Call Option OTC - Citibank USD vs JPY Strike @ 121- Exp 01/18/08	23,286
USD	1,800,000	I	Put Option OTC - Credit Suisse USD vs JPY Strike @ 103.80- Exp 03/17/10	44,356
USD	1,800,000	I	Call Option OTC - Credit Suisse USD vs JPY Strike @ 103.80- Exp 03/17/10	139,325
USD	3,000,000	I	Call Option OTC - Credit Suisse USD vs JPY Strike @ 104- Exp 03/17/10	228,582

Number of Contracts/ Notional Amount				Value
USD	3,000,000	I	Put Option OTC - Credit Suisse USD vs JPY Strike @ 104- Exp 03/17/10	$74,997
USD	1,100,000	I	Call Option OTC - The Royal Bank of Scotland PLC USD vs JPY Strike @ 105.40- Exp 03/31/10	74,014
USD	1,100,000	I	Put Option OTC - The Royal Bank of Scotland PLC USD vs JPY Strike @ 105.40- Exp 03/31/10	31,119
Positions in Purchased Interest Rate Swaptions
EUR	36,400,000		Call Swaption OTC - Citibank N.A., London 6 Month EUR-EURIBOR - Fund Pays Floating Strike @ 3.960%- Exp 07/02/07	—
USD	8,000,000	I	Call Swaption OTC - Barclay's Bank PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 5.250%- Exp 08/08/07	6,626
USD	18,100,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.900%- Exp 08/08/07	5
USD	206,700,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 5.000%- Exp 08/08/07	453
GBP	24,000,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 6 Month GBP-LIBOR - Fund Pays Floating Strike @ 5.1835%- Exp 09/14/07	21
USD	11,700,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.900%* Exp 10/25/07	5,690
USD	16,700,000	I	Call Swaption OTC - Lehman Brothers Special Financing Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 5.000%- Exp 12/20/07	20,524
USD	10,500,000	I	Call Swaption OTC - Barclay's Bank PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.750%- Exp 02/01/08	3,111

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Number of Contracts Notional Amount			Value
Positions in Purchased Interest Rate Swap Options (continued)
USD	10,400,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 5.000%- Exp 02/01/08	$16,681
USD	229,900,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.750%- Exp 03/31/08	283,904
USD	30,000,000	I	Call Swaption OTC - Lehman Brothers Special Financing Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.750%- Exp 09/26/08	59,020
USD	26,200,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.750%- Exp 09/26/08	51,544
USD	9,000,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.750%- Exp 12/15/08	20,428
USD	21,000,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 5.000%- Exp 12/15/08	71,065
			Total Options Purchased (Cost $3,143,884)	1,215,807
			Total Long-Term Investments (Cost $444,729,206)	440,141,194
Principal Amount				Value
SHORT-TERM INVESTMENTS: 16.1%
			Corporate Notes: 0.3%
	$300,000		DaimlerChrysler NA Holding Corp., 5.840%, due 09/10/07	300,252
	200,000		General Motors Acceptance Corp., 4.375%, due 12/10/07	198,579
	700,000	@@	Vodafone Group PLC, 5.450%, due 12/28/07	700,378
			Total Corporate Notes (Cost $1,198,792)	1,199,209
			Commercial Paper: 4.4%
	$3,700,000	Z	General Electric Capital Corp., 5.250%, due 11/06/07	3,631,661
	7,200,000	Z	Skandi Ensk Bank, 5.220%, due 08/20/07	7,147,147
	5,700,000	Z	Societe Generale NA, 5.200%, due 10/01/07	5,624,475

Principal Amount				Value
	$400,000	Z	Time Warner, Inc., 5.390%, due 09/17/07	$395,320
			Total Commercial Paper (Cost $16,798,822)	16,798,603
			Foreign Government Securities: 10.1%
EUR	9,000,000	@@,Z	Dutch Treasury Certificate, 3.930%, due 08/31/07	12,101,672
EUR	20,000,000	@@,Z	France Treasury Bill BTF, 4.090%, due 08/23/07	26,908,063
			Total Foreign Government Securities (Cost $38,731,611)	39,009,735
			U.S. Treasury Bills: 0.7%
	$2,650,000	Z	4.450%, due 09/13/07	2,625,641
			Total U.S. Treasury Bills (Cost $2,624,857)	2,625,641
			Securities Lending Collateralcc: 0.6%
	2,450,000		The Bank of New York Institutional Cash Reserves Fund	2,450,000
			Total Securities Lending Collateral (Cost $2,450,000)	2,450,000
			Total Short-Term Investments (Cost $61,804,082)	62,083,188

Total Investments in Securities (Cost $506,533,288)*	130.3%	$502,224,382
Other Assets and Liabilities - Net	(30.3)	(116,698,184)
Net Assets	100.0%	$385,526,198

@@  Foreign Issuer

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

cc  Securities purchased with cash collateral for securities loaned.

W  When-issued or delayed delivery security

S  All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

I  Illiquid Security

L  Loaned Securitiy, a portion or all of the security is on loan at June 30, 2007.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board Of Directors/Trustees.

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation, Orange County Sanitation District, 5.87% due 02/01/33.

BRL  Brazilian Real

DKK  Danish Krone

EUR  EU Euro

*  Cost for federal income tax purposes is $506,534,616.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,446,630
Gross Unrealized Depreciation	(5,756,864)
Net Unrealized Depreciation	$(4,310,234)

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio Open Futures Contracts on June 30, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	50	$16,180,551	09/17/07	$(87,651)
3-Month Euro Euribor	29	9,350,376	09/15/08	(1,575)
90-Day Eurodollar	262	62,038,325	12/17/07	(172,255)
90-Day Eurodollar	719	170,385,025	03/17/08	(533,578)
90-Day Eurodollar	1,085	257,212,813	06/16/08	(1,153,337)
90-Day Eurodollar	21	4,977,788	09/15/08	2,313
90-Day Eurodollar	25	5,923,750	12/15/08	3,476
90-Day Eurodollar	58	13,730,050	06/15/09	22,572
90-Day Eurodollar	58	13,723,525	09/14/09	21,170
90-Day Eurodollar	58	13,716,275	12/14/09	19,237
90-Day Eurodollar	58	13,711,925	03/15/10	18,270
90-Day Sterling	212	49,883,730	12/19/07	(427,623)
90-Day Sterling	435	102,301,172	03/19/08	(680,041)
90-Day Sterling	297	69,832,097	06/18/08	(591,871)
90-Day Sterling	59	13,872,369	09/17/08	(122,540)
90-Day Sterling	111	26,101,651	12/17/08	(232,002)
				$(3,915,435)
Short Contracts
Euro-Bund	7	(1,049,266)	09/06/07	$(4,936)
U.S. Treasury 10-Year Note	1	(105,703)	09/19/07	(875)
				$(5,811)

The following sale commitments were held by the ING PIMCO Total Return Portfolio at June 30, 2007:

Principal Amount	Descriptions	Market Value
$(5,500,000)	Federal National Mortgage Association, 5.000%, due 07/18/21	$(5,315,233)
(11,000,000)	Federal National Mortgage Association, 5.000%, due 07/01/37	(10,307,341)
(8,300,000)	United States Treasury Note, 4.500%, due 05/15/17	(7,960,223)
(13,600,000)	United States Treasury Note, 4.625%, due 02/15/17	(13,175,014)
	Total Short Positions (Proceeds $36,662,937)	$(36,757,811)

Written Options Outstanding on June 30, 2007

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium Received	Value
Call Option CBOT U.S. Treasury 10-Year Note Future 09/07 USD	106.000	8/24/07	107	$34,422	$(65,204)
Call Option CBOT U.S. Treasury 10-Year Note Future 09/07 USD	107.000	8/24/07	55	17,156	(14,609)
Call Option CBOT U.S. Treasury 10-Year Note Future 09/07 USD	108.000	8/24/07	13	2,598	(1,422)
Call Option CBOT U.S. Treasury 10-Year Note Future 09/07 USD	109.000	8/24/07	18	2,133	(844)
Put Option CBOT U.S. Treasury 10-Year Note Future 09/07 USD	103.000	8/24/07	26	14,093	(2,844)
Put Option CBOT U.S. Treasury 10-Year Note Future 09/07 USD	104.000	8/24/07	81	31,377	(17,719)
Put Option CBOT U.S. Treasury 10-Year Note Future 09/07 USD	105.000	8/24/07	87	30,332	(40,781)
				$132,111	$(143,423)

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value
Call - OTC Interest Rate Swap	Citibank N.A., London	6-month EUR-EURIBOR	Receive	4.100%	07/02/07	EUR	15,500,000	$195,993	$—
Call - OTC Interest Rate The Royal Bank of Swap	Scotland PLC	6-month GBP-LIBOR	Receive	4.850%	09/14/07	GBP	6,900,000	138,063	(4)
Call - OTC Interest Rate Lehman Brothers Swap	Special Financing, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/07	USD	7,300,000	105,467	(23,806)
Call - OTC Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.570%	08/08/07	USD	2,000,000	7,775	(8,874)
Call - OTC Interest Rate The Royal Bank Swap	of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	08/08/07	USD	3,000,000	34,800	(94)
Call - OTC Interest Rate The Royal Bank Swap	of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	08/08/07	USD	37,200,000	196,230	(2,167)
Call - OTC Interest Rate The Royal Bank of Swap	Scotland PLC	3-month USD-LIBOR	Receive	5.010%	10/25/07	USD	5,100,000	46,950	(6,807)
Call - OTC Interest Rate Barclays Swap	Bank PLC, London	3-month USD-LIBOR	Receive	4.900%	02/01/08	USD	2,300,000	28,635	(4,835)
Call - OTC Interest Rate The Royal Bank of Swap	Scotland PLC	3-month USD-LIBOR	Receive	5.100%	02/01/08	USD	4,500,000	54,000	(16,102)
Call - OTC Interest Rate The Royal Bank of Swap	Scotland PLC	3-month USD-LIBOR	Receive	4.900%	03/31/08	USD	91,700,000	1,208,287	(280,221)
Call - OTC Interest Rate The Royal Bank of Swap	Scotland PLC	3-month USD-LIBOR	Receive	4.950%	03/31/08	USD	8,000,000	98,400	(27,359)
Call - OTC Interest Rate Lehman Brothers Swap	Special Financing, Inc.	3-month USD-LIBOR	Receive	4.950%	09/26/08	USD	13,000,000	107,263	(65,479)
Call - OTC Interest Rate The Royal Bank of Swap	Scotland PLC	3-month USD-LIBOR	Receive	4.950%	09/26/08	USD	11,400,000	93,480	(57,420)
Call - OTC Interest Rate The Royal Bank of Swap	Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/15/08	USD	3,000,000	30,900	(21,320)
Call - OTC Interest Rate The Royal Bank of Swap	Scotland PLC	3-month USD-LIBOR	Receive	5.200%	12/15/08	USD	7,000,000	58,601	(68,709)
								$2,404,844	$(583,197)

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

At June 30, 2007 the following forward currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Australia Dollars AUD 341,000	Buy	7/12/07	USD 286,105	289,009	$2,904
Australia Dollars AUD 142,000	Buy	7/26/07	120,132	120,305	173
Brazil Real BRL 41,649	Buy	3/4/08	19,229	21,147	1,918
Brazil Real BRL 806,895	Buy	10/2/07	387,000	413,347	26,347
Brazil Real BRL 719,158	Buy	10/2/07	347,000	368,402	21,402
Brazil Real BRL 764,391	Buy	10/2/07	366,000	391,573	25,573
Brazil Real BRL 842,694	Buy	10/2/07	407,000	431,685	24,685
Brazil Real BRL 731,371	Buy	10/2/07	354,760	374,658	19,900
Brazil Real BRL 690,225	Buy	10/2/07	335,223	353,580	18,357
Brazil Real BRL 738,082	Buy	10/2/07\	359,077	378,096	19,019
Brazil Real BRL 4,996,000	Buy	10/2/07	2,439,453	2,559,293	119,840
Brazil Real BRL 199,600	Buy	10/2/07	98,519	102,249	3,730
Brazil Real BRL 3,924,130	Buy	3/4/08	1,898,926	1,992,450	93,524
Brazil Real BRL 208,000	Buy	10/2/07	104,235	106,552	2,317
Brazil Real BRL 1,228,700	Buy	10/2/07	618,836	629,424	10,588
Brazil Real BRL 1,227,000	Buy	10/2/07	617,203	628,553	11,350
Brazil Real BRL 615,500	Buy	10/2/07	309,763	315,301	5,538
Brazil Real BRL 211,900	Buy	10/2/07	106,967	108,550	1,583
Brazil Real BRL 223,514	Buy	10/2/07	113,000	114,499	1,499
Brazil Real BRL 774,210	Buy	10/2/07	393,000	396,603	3,603
Brazil Real BRL 637,632	Buy	10/2/07	324,000	326,639	2,639
Brazil Real BRL 1,426,280	Buy	10/2/07	724,000	730,638	6,638
Chile Pesos CLP 41,000,000	Buy	3/13/08	77,821	77,596	(225)
Chile Pesos CLP 4,500,000	Buy	3/13/08	8,523	8,517	(6)
China Yuan Renminbi CNY 4,581,100	Buy	11/21/07	610,000	613,174	3,174
China Yuan Renminbi CNY 4,580,490	Buy	11/21/07	610,000	613,093	3,093
China Yuan Renminbi CNY 7,753,185	Buy	11/26/07	1,035,000	1,038,419	3,419

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
China Yuan Renminbi CNY 7,753,185	Buy	11/26/07	USD 1,035,000	1,038,419	$3,419
China Yuan Renminbi CNY 3,555,518	Buy	1/10/08	481,386	478,098	(3,288)
China Yuan Renminbi CNY 4,874,644	Buy	1/10/08	660,521	655,476	(5,045)
China Yuan Renminbi CNY 3,630,479	Buy	1/10/08	491,536	488,178	(3,358)
China Yuan Renminbi CNY 3,630,479	Buy	1/10/08	491,815	488,178	(3,637)
China Yuan Renminbi CNY 5,890,002	Buy	1/10/08	796,000	792,008	(3,992)
China Yuan Renminbi CNY 4,542,679	Buy	1/10/08	614,000	610,838	(3,162)
China Yuan Renminbi CNY 4,502,848	Buy	1/10/08	608,000	605,482	(2,518)
China Yuan Renminbi CNY 4,695,214	Buy	1/10/08	634,000	631,349	(2,651)
China Yuan Renminbi CNY 2,431,269	Buy	1/10/08	328,394	326,924	(1,470)
Denmark Kroner DKK 40,000	Buy	9/6/07	7,220	7,290	70
Indonesia Rupiahs IDR 595,687,500	Buy	5/27/08	67,500	65,281	(2,219)
Indonesia Rupiahs IDR 1,191,375,000	Buy	5/27/08	135,000	130,562	(4,438)
Indonesia Rupiahs IDR 594,337,500	Buy	5/27/08	67,500	65,133	(2,367)
India Rupees INR 5,928,400	Buy	5/12/08	140,350	143,806	3,456
India Rupees INR 10,686,800	Buy	5/12/08	252,047	259,231	7,184
India Rupees INR 3,683,700	Buy	10/3/07	90,000	89,933	(67)
India Rupees INR 6,043,542	Buy	10/3/07	146,510	147,546	1,036
Japanese Yen JPY 174,895,000	Buy	7/24/07	1,445,748	1,425,053	(20,695)
Korea (South) Won KRW 35,629,000	Buy	9/21/07	37,890	38,660	770
Korea (South) Won KRW 838,470,600	Buy	7/18/07	901,194	908,292	7,098
Korea (South) Won KRW 635,523,300	Buy	7/30/07	685,644	688,802	3,158

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Korea (South) Won KRW 28,157,000	Buy	8/27/07	USD 30,546	30,536	$(10)
Korea (South) Won KRW 364,681,800	Buy	7/30/07	393,400	395,255	1,855
Korea (South) Won KRW 264,521,400	Buy	9/21/07	286,000	287,027	1,027
Korea (South) Won KRW 615,726,200	Buy	7/30/07	662,000	667,345	5,345
Korea (South) Won KRW 532,222,354	Buy	9/27/07	576,372	577,579	1,207
Mexico Pesos MXN 12,562,585	Buy	3/13/08	1,116,229	1,150,052	33,825
Mexico Pesos MXN 1,084,900	Buy	3/13/08	98,497	99,318	821
Mexico Pesos MXN 1,144,900	Buy	3/13/08	104,233	104,810	577
Mexico Pesos MXN 1,177,200	Buy	3/13/08	106,970	107,768	798
Mexico Pesos MXN 1,240,458	Buy	3/13/08	113,000	113,559	559
Mexico Pesos MXN 4,334,335	Buy	3/13/08	395,000	396,790	1,790
Mexico Pesos MXN 3,232,530	Buy	3/13/08	294,000	295,924	1,924
Mexico Pesos MXN 7,347,005	Buy	9/28/07	667,000	676,473	9,473
Malaysia Ringgits MYR 996,821	Buy	7/10/07	291,000	288,878	(2,122)
Malaysia Ringgits MYR 414,125	Buy	5/21/08	125,000	121,015	(3,985)
Malaysia Ringgits MYR 446,040	Buy	5/21/08	135,000	130,341	(4,659)
Malaysia Ringgits MYR 446,040	Buy	5/21/08	135,000	130,341	(4,659)
Malaysia Ringgits MYR 385,548	Buy	5/21/08	114,000	112,664	(1,336)
Malaysia Ringgits MYR 1,162,770	Buy	5/21/08	343,000	339,783	(3,217)
Malaysia Ringgits MYR 996,821	Buy	10/17/07	290,195	290,280	84
Norway Krone NOK 5,192,000	Buy	9/6/07	866,532	881,509	14,977
Philippines Pesos PHP 5,758,750	Buy	5/19/08	125,000	124,146	(854)
Philippines Pesos PHP 34,609,200	Buy	5/19/08	755,000	746,097	(8,903)
Poland Zlotych PLN 3,020,866	Buy	9/28/07	1,045,970	1,086,067	40,099
Poland Zlotych PLN 273,600	Buy	9/28/07	98,509	98,365	(144)
Poland Zlotych PLN 289,700	Buy	9/28/07	104,227	104,153	(74)
Poland Zlotych PLN 298,995	Buy	9/28/07	106,969	107,495	526

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Poland Zlotych PLN 315,903	Buy	9/28/07	USD 113,000	113,574	$574
Poland Zlotych PLN 1,111,917	Buy	9/28/07	395,000	399,759	4,759
Poland Zlotych PLN 804,261	Buy	3/13/08	286,000	289,478	3,478
Poland Zlotych PLN 2,006,865	Buy	9/28/07	700,000	721,511	21,513
Russia Rubles RUB 4,493,550	Buy	1/11/08	174,000	175,321	1,321
Russia Rubles RUB 3,974,700	Buy	1/11/08	154,238	155,078	840
Russia Rubles RUB 11,583,000	Buy	1/11/08	450,000	451,924	1,924
Russia Rubles RUB 8,510,010	Buy	1/11/08	331,000	332,028	1,028
Russia Rubles RUB 8,441,875	Buy	9/19/07	325,000	329,171	4,171
Russia Rubles RUB 8,438,625	Buy	9/19/07	325,000	329,044	4,044
Russia Rubles RUR 239,123	Buy	9/19/07	9,135	9,324	189
Russia Rubles RUR 239,123	Buy	9/19/07	9,143	9,324	181
Russia Rubles RUR 26,377,320	Buy	12/7/07	1,006,000	1,029,025	23,025
Russia Rubles RUR 2,039,755	Buy	11/2/07	76,827	79,559	2,732
Russia Rubles RUR 280,516	Buy	12/10/07	10,703	10,944	241
Russia Rubles RUR 314,558	Buy	12/10/07	12,006	12,272	266
Russia Rubles RUR 322,926	Buy	12/10/07	12,328	12,598	270
Russia Rubles RUR 2,531,100	Buy	1/11/08	98,496	98,754	258
Russia Rubles RUR 2,675,200	Buy	1/11/08	104,235	104,376	141
Russia Rubles RUR 2,758,300	Buy	1/11/08	106,973	107,618	645
Russia Rubles RUR 4,100,610	Buy	1/11/08	159,000	159,990	990
Russia Rubles RUR 2,909,750	Buy	1/11/08	113,000	113,527	527
Singapore Dollars SGD 52,000	Buy	9/21/07	34,306	34,197	(109)
Singapore Dollars SGD 1,497,550	Buy	7/18/07	991,428	979,830	(11,598)
Singapore Dollars SGD 192,845	Buy	8/7/07	128,000	126,387	(1,613)
Singapore Dollars SGD 151,000	Buy	8/7/07	100,684	98,962	(1,722)
Singapore Dollars SGD 148,800	Buy	7/3/07	98,491	97,233	(1,258)
Singapore Dollars SGD 158,000	Buy	7/3/07	104,232	103,244	(988)

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Singapore Dollars SGD 162,895	Buy	7/3/07	USD 106,960	106,443	$(517)
Singapore Dollars SGD 172,000	Buy	7/3/07	112,754	112,392	(362)
Singapore Dollars SGD 598,500	Buy	7/3/07	393,000	391,086	(1,914)
Singapore Dollars SGD 433,319	Buy	10/3/07	286,000	285,212	(788)
Singapore Dollars SGD 1,016,792	Buy	8/7/07	662,000	666,386	4,386
Singapore Dollars SGD 744,289	Buy	10/3/07	487,000	489,894	2,894
Singapore Dollars SGD 490,555	Buy	10/3/07	321,676	322,886	1,210
Taiwan New Dollars TWD 1,804,258	Buy	7/2/07	54,427	54,897	470
Taiwan New Dollars TWD 1,804,258	Buy	8/2/07	55,213	55,016	(197)
					$545,801

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Australia Dollars AUD 221,982	Sell	7/12/07	USD 186,687	188,137	$(1,450)
Canada Dollars CAD 3,102,000	Sell	8/9/07	2,902,035	2,914,885	(12,850)
China Yuan Renminbi CNY 5,914,334	Sell	1/10/08	795,311	795,279	32
China Yuan Renminbi CNY 23,654,214	Sell	1/10/08	3,181,254	3,180,698	556
China Yuan Renminbi CNY 15,506,370	Sell	11/26/07	2,076,236	2,076,838	(602)
China Yuan Renminbi CNY 8,184,584	Sell	1/10/08	1,104,383	1,100,552	3,831
China Yuan Renminbi CNY 9,161,590	Sell	11/21/07	1,223,013	1,226,267	(3,254)
Denmark Kroner DKK 17,339,000	Sell	9/6/07	3,149,282	3,159,825	(10,543)
EURO EUR 28,094,000	Sell	7/26/07	37,692,146	38,058,336	(366,190)
British Pound Sterling GBP 3,874,000	Sell	8/9/07	7,734,267	7,775,214	(40,947)
Malaysia Ringgits MYR 996,821	Sell	7/10/07	288,349	288,878	(529)
					$(431,946)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on June 30, 2007:

Counterparty	Reference Entity/Obligation		Buy/sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	ABX.HE.A.06-1 Index	I	Buy	(0.540)%	07/25/45	USD	500,000	$18,750
Lehman Brothers Special Financing Inc.	American International Group 5.600%, 10/18/16	I	Sell	0.055%	03/20/08	USD	1,600,000	56
JPMorgan Chase Bank, N.A., New York	American International Group Convertible Zero Coupon, 11/09/31	I	Sell	0.050%	12/20/07	USD	1,600,000	82
Lehman Brothers Special Financing Inc.	Bellsouth Corp. 5.200%, 09/15/14		Buy	(0.325)%	09/20/14	USD	3,500,000	(15,690)
Barclays Bank PLC	Citifinancial 6.625%, 06/01/15	I	Buy	(0.145)%	06/20/15	USD	400,000	977
Morgan Stanley Capital Services Inc.	CVS Corp. 5.750%, 08/15/11		Buy	(0.235)%	09/20/11	USD	2,800,000	(4,801)
Morgan Stanley Capital Services Inc.	Dow Jones CDX.EM.3 Index 5-Year	I	Sell	2.100%	06/20/10	USD	900,000	63,035
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.5 Index 10-Year (10-15% Tranche)		Sell	0.460%	12/20/15	USD	1,400,000	(6,936)
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.5 Index 7-Year (10-15% Tranche)	I	Buy	(0.140)%	12/20/12	USD	2,000,000	371
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.7I Index 10-Year	I	Buy	(0.650)%	12/20/16	USD	5,800,000	66,711
Deutsche Bank AG	Dow Jones CDX.NA.IG.7 Index 5-Year		Buy	(0.400)%	12/20/11	USD	7,100,000	13,728
Deutsche Bank AG	Dow Jones CDX.NA.IG.8 Index 10-Year	I	Buy	(0.600)%	06/20/17	USD	500,000	2,185
Goldman Sachs International	Dow Jones CDX.NA.IG.8 Index 10-Year	I	Buy	(0.600)%	06/20/17	USD	2,700,000	15,520
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index 10-Year		Buy	(0.850)%	12/20/16	EUR	3,000,000	1,059
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index 10-Year		Buy	(0.850)%	12/20/16	EUR	2,700,000	(1,242)

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation		Buy/sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	Ivy Lane CDO Ltd. Series 2006-1A Floating Rate, 02/05/46	I	Buy	(1.600)%	02/05/46	USD	3,100,000	$753,495
Citibank N.A., New York	Noble Corp. 5.875%, 06/01/13		Buy	(0.520)%	06/20/12	USD	1,000,000	(3,644)
UBS AG	Nordstrom Inc. 6.950%, 03/15/28	I	Buy	(0.370)%	06/20/17	USD	1,100,000	6,892
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	I	Sell	0.400%	12/20/08	USD	200,000	32
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875%, 01/15/30		Buy	(2.110)%	10/20/10	USD	100,000	(3,283)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30		Buy	(2.200)%	10/20/10	USD	100,000	(3,552)
Deutsche Bank AG	Reynolds American Inc. 7.625%, 06/01/16	I	Sell	1.280%	06/20/17	USD	600,000	2,839
Deutsche Bank AG	Russian Federation 5.000% Step, 03/31/30	I	Sell	0.260%	12/20/07	USD	300,000	38
Morgan Stanley Capital Services Inc.	Russian Federation 5.000% Step, 03/31/30	I	Sell	0.260%	12/20/07	USD	300,000	38
Barclays Bank PLC	Ukraine Government 7.650%, 06/11/13	I	Sell	0.710%	12/20/08	USD	100,000	273
Deutsche Bank AG	Ukraine Government 7.650%, 06/11/13	I	Sell	0.720%	12/20/08	USD	100,000	287
Citibank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	I	Buy	(1.000)%	06/20/17	USD	1,100,000	164
								$907,384

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2007:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.000% and pay a floating rate based on 6-month JPY-LIBOR Counterparty: UBS AG	09/18/08	JPY	2,100,000,000	$(7,470)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London	06/15/09	NZD	5,200,000	(73,110)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG	06/15/09	NZD	21,000,000	(213,962)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: UBS AG	06/18/09	USD	49,900,000	(16,184)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	06/19/09	GBP	7,400,000	(23,434)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/19/09	GBP	2,100,000	(7,956)
	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/19/09	USD	5,800,000	$2,300
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month EUR-Euribor I Counterparty: Deutsche Bank AG, Frankfurt	12/19/09	EUR	4,200,000	2,329
Receive a fixed rate equal to 6.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Citibank N.A., London	01/15/10	AUD	12,600,000	(86,981)
Receive a fixed rate equal to 6.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Morgan Stanley Capital Services Inc.	01/15/10	AUD	25,200,000	(170,571)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	900,000	(37,388)

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% I Counterparty: Barclays Bank PLC	12/15/11	EUR	20,000,000	$636,902
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% I Counterparty: Deutsche Bank AG, Frankfurt	12/15/11	EUR	7,600,000	162,280
Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC	03/15/12	EUR	1,000,000	(24,603)
Receive a fixed rate equal to 1.995% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs	03/15/12	EUR	900,000	(5,241)
Receive a fixed rate equal to 1.965% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Lehman Brothers Special Financing Inc.	03/15/12	EUR	300,000	(1,395)
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	300,000	(2,845)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR	300,000	(2,609)
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	300,000	(2,994)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	200,000	(2,084)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	500,000	(5,870)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	500,000	(5,825)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	300,000	$(3,194)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% I Counterparty: Morgan Stanley Capital Services Inc.	12/19/12	USD	14,600,000	(57,139)
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2.000% Counterparty: Morgan Stanley Capital Services Inc.	12/20/13	JPY	1,000,000	129
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% I Counterparty: Barclays Bank PLC, London	12/15/14	EUR	3,400,000	168,801
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% I Counterparty: Deutsche Bank AG	12/15/14	EUR	1,100,000	50,160
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% I Counterparty: HSBC Bank USA, N.A.	12/15/14	EUR	9,200,000	419,522
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	09/15/15	GBP	900,000	(115,893)
Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO I Counterparty: Citibank N.A., New York	09/05/16	MXN	22,900,000	29,468
Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO I Counterparty: Merrill Lynch Capital Services, Inc.	09/05/16	MXN	9,400,000	7,030
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO I Counterparty: Citibank N.A., New York	09/12/16	MXN	5,700,000	26,798

See Accompanying Notes to Financial Statements

ING PIMCO  PORTFOLIO OF INVESTMENTS
TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.170% and pay a floating rate based on 28-day MXN-TIIE-BANXICO I Counterparty: Goldman Sachs Capital Markets, L.P.	11/04/16	MXN	20,000,000	$(19,135)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% I Counterparty: Deutsche Bank AG	12/19/17	USD	1,000,000	9,602
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 5.000% Counterparty: Deutsche Bank AG, Frankfurt	12/19/17	EUR	1,000,000	(6,706)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% I Counterparty: Morgan Stanley Capital Services Inc.	12/19/17	USD	2,300,000	(15,544)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% I Counterparty: Barclays Bank PLC, London	12/15/35	GBP	1,100,000	121,803
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% I Counterparty: Deutsche Bank AG	12/15/35	GBP	2,900,000	247,196
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% I Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/35	GBP	4,900,000	479,419
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% I Counterparty: Goldman Sachs Capital Markets, L.P.	06/12/36	GBP	600,000	105,642
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: Goldman Sachs Capital Markets L.P.	12/15/36	GBP	500,000	27,249
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: The Royal Bank of Scotland PLC	12/15/36	GBP	100,000	4,865

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/19/37	USD	7,200,000	$90,674
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	12/19/37	USD	1,000,000	16,595
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/19/37	USD	2,700,000	44,101
				$1,744,732

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation
as of June 30, 2007

(as a percent of net assets)

Corporate Bonds/Notes	79.0%
Common Stock	14.9%
Convertible Bonds	7.1%
Preferred Stock	3.0%
Collateralized Mortgage Obligations	0.8%
Other Assets and Liabilities - Net	(4.8)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 14.9%
		Building Materials: 0.6%
8,700		Texas Industries, Inc.	$682,167
			682,167
		Chemicals: 1.0%
7,100		Air Products & Chemicals, Inc.	570,627
24,900		RPM International, Inc	575,439
			1,146,066
		Commercial Services: 0.4%
12,525		Pharmaceutical Product Development, Inc.	479,332
			479,332
		Diversified Financial Services: 0.2%
5,600	@@	Lazard Ltd.-Class A	252,168
			252,168
		Electric: 3.0%
44,800	@	NRG Energy, Inc.	1,862,336
18,800		Public Service Enterprise Group, Inc.	1,650,264
			3,512,600
		Electrical Components & Equipment: 0.9%
14,000	@	General Cable Corp.	1,060,500
			1,060,500
		Electronics: 1.5%
17,600		Amphenol Corp.	627,440
1,300		Applera Corp.- Applied Biosystems Group	39,702
11,800	@	FEI Co.	383,028
13,800	@	Thermo Electron Corp.	713,736
			1,763,906
		Gas: 1.2%
42,600		Southern Union Co.	1,388,334
			1,388,334
		Healthcare-Products: 0.7
15,100	@	Inverness Medical Innovations, Inc.	770,402
			770,402

Shares			Value
		Mining: 1.4%
10,300	@@	Barrick Gold Corp.	$299,421
16,300		Freeport-McMoRan Copper & Gold, Inc.	1,349,966
			1,649,387
		Miscellaneous Manufacturing: 1.4%
22,000		Cooper Industries Ltd.	1,255,980
5,700		ITT Corp.	389,196
			1,645,176
		Oil & Gas: 0.4%
6,800		Tesoro Petroleum Corp.	388,620
			388,620
		Pharmaceuticals: 0.3%
9,700		Bristol-Myers Squibb Co.	306,132
			306,132
		Pipelines: 0.2%
3,400		Questar Corp.	179,690
			179,690
		Real Estate Investment Trusts: 1.7%
31,800		Annaly Capital Management, Inc.	458,556
18,117		General Growth Properties, Inc.	959,295
5,900		Liberty Property Trust	259,187
6,700		Mack-Cali Realty Corp.	291,383
			1,968,421
		Total Common Stock (Cost $13,325,899 )	17,192,901
PREFERRED STOCK: 3.0%
		Electric: 0.8%
10,700		CMS Energy Corp.	963,000
			963,000
		Electrical Components & Equipment: 0.7%
2,200	P	General Cable Corp.	833,525
			833,525
		Mining: 1.1%
675		Freeport-McMoRan Copper & Gold, Inc.	1,232,381
			1,232,381
		Savings & Loans: 0.4%
10,000		Sovereign Capital Trust	466,250
			466,250
		Total Preferred Stock (Cost $3,029,556 )	3,495,156

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
CONVERTIBLE BONDS: 7.1%
		Advertising: 1.0%
$1,000,000	#,C	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	$1,176,250
			1,176,250
		Aerospace/Defense: 0.3%
340,000	C	EDO Corp., 4.000%, due 11/15/25	393,125
			393,125
		Electronics: 1.1%
1,000,000	#	Newport Corp., 2.500%, due 02/15/12	933,750
300,000	C	Vishay Intertechnology, Inc., 3.625%, due 08/01/23	306,750
			1,240,500
		Energy-Alternate Sources: 0.4%
465,000	#,C	Diversa Corp., 5.500%, due 04/01/27	438,844
			438,844
		Entertainment: 0.6%
555,000		Macrovision Corp., 2.625%, due 08/15/11	693,750
			693,750
		Healthcare-Products: 0.4%
500,000	#,C	EPIX Pharmaceuticals, Inc., 3.000%, due 06/15/24	389,375
35,000	#	Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	41,650
			431,025
		Pharmaceuticals: 1.0%
525,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	565,688
690,000		MannKind Corp., 3.750%, due 12/15/13	645,150
			1,210,838
		Real Estate Investment Trusts: 1.7%
600,000	#,C	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	599,250
1,500,000	#,C	General Growth Properties, Inc., 3.980%, due 04/15/27	1,393,125
			1,992,375
		Telecommunications: 0.6%
500,000	#	Anixter International, Inc., 1.000%, due 02/15/13	645,625
			645,625
		Total Convertible Bonds (Cost $7,987,304 )	8,222,332
CORPORATE BONDS/NOTES: 79.0%
		Advertising: 1.7%
1,965,000	C	Interpublic Group of Cos., Inc., 7.250%, due 08/15/11	1,984,650
			1,984,650

Principal Amount			Value
		Aerospace/Defense: 5.7%
$3,900,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	$3,802,497
2,750,000	C	Esterline Technologies Corp., 7.750%, due 06/15/13	2,791,250
			6,593,747
		Agriculture: 0.2%
200,000	#,C	Alliance One International, Inc., 8.500%, due 05/15/12	205,500
			205,500
		Biotechnology: 3.6%
3,350,000	C	Bio-Rad Laboratories, Inc., 6.125%, due 12/15/14	3,165,750
1,000,000	C	Bio-Rad Laboratories, Inc., 7.500%, due 08/15/13	1,012,500
			4,178,250
		Chemicals: 6.5%
2,500,000	C	Georgia Gulf Corp., 9.500%, due 10/15/14	2,500,000
1,000,000	C	Georgia Gulf Corp., 10.750%, due 10/15/16	1,000,000
1,550,000		Millennium America, Inc., 7.625%, due 11/15/26	1,503,500
1,500,000	@@,C	Nova Chemicals Corp., 6.500%, due 01/15/12	1,410,000
1,200,000	@@,C	Nova Chemicals Ltd., 7.875%, due 09/15/25	1,119,000
			7,532,500
		Coal: 1.0%
1,250,000	C	Massey Energy Co., 6.875%, due 12/15/13	1,151,563
			1,151,563
		Commercial Services: 1.6%
250,000		Ace Cash Express, Inc., 5.320%, due 10/05/13	250,938
350,000		NCO Group, Inc., 8.355%, due 05/15/13	351,203
1,260,000	#,C	NCO Group, Inc., 10.230%, due 11/15/13	1,269,450
			1,871,591
		Computers: 0.7%
725,000	#,C	Compucom Systems, Inc., 12.000%, due 11/01/14	783,000
			783,000
		Distribution/Wholesale: 2.3%
750,000	C	Intcomex, Inc., 11.750%, due 01/15/11	776,250
1,905,000	C	Wesco Distribution, Inc., 7.500%, due 10/15/17	1,914,525
			2,690,775
		Diversified Financial Services: 1.0%
760,000	#,C	Altra Industrial Motion, Inc., 9.000%, due 12/01/11	790,400
350,000	#,C	AmeriCredit Corp., 8.500%, due 07/01/15	354,375
			1,144,775

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Electric: 6.2%
$1,020,000	#,C	Allegheny Energy, Inc., 8.250%, due 04/15/12	$1,091,400
1,855,000	C	CMS Energy Corp., 6.875%, due 12/15/15	1,888,544
977,328	Z	NRG Energy, Inc., Discount Note, due 02/01/13	974,623
3,000,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	3,015,000
239,004	Z	NRG Holdings, Inc., Discount Note, due 06/08/14	238,342
			7,207,909
		Electrical Components & Equipment: 2.2%
290,000	#,C	Belden CDT, Inc., 7.000%, due 03/15/17	287,100
2,300,000	#,C	General Cable Corp., 7.125%, due 04/01/17	2,288,500
			2,575,600
		Electronics: 2.9%
3,350,000	C	Itron, Inc., 7.750%, due 05/15/12	3,358,375
			3,358,375
		Energy-Alternate Sources: 0.3%
400,000	#,C	VeraSun Energy Corp., 9.375%, due 06/01/17	374,000
			374,000
		Engineering & Construction: 0.4%
500,000		Landsource, 9.820%, due 02/22/14	504,375
			504,375
		Entertainment: 0.4%
465,000	#,C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	471,394
			471,394
		Forest Products & Paper: 1.1%
1,500,000	C	Bowater, Inc., 6.500%, due 06/15/13	1,310,625
			1,310,625
		Hand/Machine Tools: 2.8%
3,000,000	C	Baldor Electric Co., 8.625%, due 02/15/17	3,187,500
			3,187,500
		Healthcare-Services: 0.7%
805,000	Z	Community Health Systems, Inc., Discount Note, due 04/19/08	802,988
			802,988
		Holding Companies-Diversified: 1.3%
1,500,000	#,C	Leucadia National Corp., 7.125%, due 03/15/17	1,462,500
			1,462,500

Principal Amount			Value
		Insurance: 2.1%
$250,000	Z	Amwins Group, Inc., Discount Note, due 06/11/13	$250,625
700,000	#,C	HUB International Holdings, Inc., 10.250%, due 06/15/15	677,250
91,503	Z	HUB International Ltd., Discount Note, due 06/13/14	91,532
408,497		HUB International Ltd., 7.860%, due 06/13/14	408,625
990,000	C	Presidential Life Corp., 7.875%, due 02/15/09	994,950
			2,422,982
		Investment Companies: 0.8%
925,000	@@,#,C	Algoma Acquisition Corp., 9.875%, due 06/15/15	925,000
			925,000
		Leisure Time: 1.1%
1,275,000	#,C	Pegasus Solutions, Inc., 10.500%, due 04/15/15	1,281,375
			1,281,375
		Machinery-Diversified: 2.3%
2,500,000	C	Gardner Denver, Inc., 8.000%, due 05/01/13	2,625,000
			2,625,000
		Metal Fabricate/Hardware: 2.0%
2,500,000	C	Mueller Industries, Inc., 6.000%, due 11/01/14	2,334,375
			2,334,375
		Mining: 1.5%
240,000	&,#,C	Noranda Aluminium Acquisition Corp., 9.360%, due 05/15/15	232,800
1,500,000	@@,C	Novelis, Inc., 7.250%, due 02/15/15	1,546,875
			1,779,675
		Miscellaneous Manufacturing: 0.7%
405,000	#,C	AGY Holding Corp., 11.000%, due 11/15/14	427,781
515,000	+,C	Roper Industries, Inc., 1.481%, due 01/15/34	374,019
			801,800
		Oil & Gas: 3.6%
920,000	C	Cimarex Energy Co., 7.125%, due 05/01/17	901,600
1,000,000	C	Frontier Oil Corp., 6.625%, due 10/01/11	980,000
		Oil & Gas (continued)
650,000	#,C	Hilcorp Energy I LP, 9.000%, due 06/01/16	676,000
750,000	C	Pogo Producing Co., 6.625%, due 03/15/15	746,250
880,000	C	Tesoro Corp., 6.625%, due 11/01/15	875,600
			4,179,450

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Oil & Gas Services: 0.4%
$500,000	@@,#,C	Sevan Marine ASA, 8.370%, due 05/14/13	$515,026
			515,026
		Packaging & Containers: 2.3%
1,760,000	C	Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	1,628,000
1,000,000	C	Greif, Inc., 6.750%, due 02/01/17	982,500
			2,610,500
		Pharmaceuticals: 3.0%
3,485,000	C	Valeant Pharmaceuticals International, 7.000%, due 12/15/11	3,415,300
			3,415,300
		Pipelines: 2.4%
2,500,000	C	Holly Energy Partners LP, 6.250%, due 03/01/15	2,350,000
450,000	C	TEPPCO Partners LP, 7.000%, due 06/01/67	434,329
			2,784,329
		Real Estate: 4.5%
2,700,000	C	Forest City Enterprises, Inc., 6.500%, due 02/01/17	2,571,750
2,615,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	2,647,688
			5,219,438
		Real Estate Investment Trusts: 1.7%
1,200,000	C	BF Saul Reit, 7.500%, due 03/01/14	1,210,500
750,000	#,C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	753,084
			1,963,584
		Retail: 1.2%
800,000	C	Brown Shoe Co., Inc., 8.750%, due 05/01/12	840,000
500,000	C	Sonic Automotive, Inc., 8.625%, due 08/15/13	517,500
			1,357,500
		Telecommunications: 3.8%
2,000,000	C	Anixter International, Inc., 5.950%, due 03/01/15	1,880,000
1,200,000	#,C	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	1,278,000
1,000,000		Corning, Inc., 8.875%, due 08/15/21	1,195,900
			4,353,900
		Transportation: 0.5%
300,000	#,C	Bristow Group, Inc., 7.500%, due 09/15/17	302,250
305,000	@@,#,C	Kansas City Southern de Mexico SA de CV, 7.375%, due 06/01/14	303,475
			605,725

Principal Amount			Value
		Trucking & Leasing: 2.5%
$2,800,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15	$2,835,000
			2,835,000
		Total Corporate Bonds/Notes (Cost $91,823,889 )	91,401,576
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
		Collateralized Mortgage Obligations: 0.8%
1,000,000	#,C	Timberstar Trust, 7.530%, due 10/15/36	981,107
		Total Collateralized Mortgage Obligations (Cost $1,008,927 )	981,107

Total Investments in Securities (Cost $117,175,575)*	104.8%	$121,293,072
Other Assets and Liabilities - Net	(4.8)	(5,585,369)
Net Assets	100.0%	$115,707,703

@  Non-income producing security

@@  Foreign Issuer

&  Payment-in-kind

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $117,175,165.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,638,668
Gross Unrealized Depreciation	(1,520,761)
Net Unrealized Appreciation	$4,117,907

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation
as of June 30, 2007

(as a percent of net assets)

Semiconductors	7.8%
Software	7.2%
Retail	5.7%
Telecommunications	5.6%
Diversified Financial Services	5.5%
Commercial Services	5.2%
Healthcare - Products	4.9%
Oil & Gas Services	4.4%
Healthcare - Services	3.2%
Advertising	2.9%
Internet	2.9%
Biotechnology	2.8%
Lodging	2.8%
Industries between 2.1% - 2.7%(1)	14.6%
Industries between 1.0% - 1.9%(2)	13.4%
Industries less than 1.0%(3)	11.1%
Other Assets and Liabilities - Net*	0.0%
Net Assets	100.0%

*  Includes short-term investments related to T.Rowe Price Reserve Investment Fund and securities lending collateral.

(1)  Includes six industries, which each represents 2.1% - 2.7% of net assets.

(2)  Includes ten industries, which each represents 1.0% - 1.9% of net assets.

(3)  Includes twenty industries, which each represents less than 1.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 100.0%
		Advertising: 2.9%
248,200	@	Clear Channel Outdoor Holdings, Inc.	$7,033,988
70,900	@,@@,L	Focus Media Holding Ltd. ADR	3,580,450
49,400	@,L	Getty Images, Inc.	2,361,814
125,500	@,L	Lamar Advertising Co.	7,876,380
119,000		Omnicom Group	6,297,480
75,400	@@,L	WPP Group PLC ADR	5,636,150
			32,786,262
		Aerospace/Defense: 1.5%
32,000	@,L	Alliant Techsystems, Inc.	3,172,800
83,700	@@,L	Empresa Brasileira de Aeronautica SA ADR	4,035,177
137,300		Rockwell Collins, Inc.	9,698,872
			16,906,849
		Airlines: 0.6%
137,300		Skywest, Inc.	3,271,859
264,900	L	Southwest Airlines Co.	3,949,659
			7,221,518
		Apparel: 0.8%
179,000	@	Coach, Inc.	8,482,810
			8,482,810

Shares			Value
		Banks: 2.2%
29,200		City National Corp.	$2,221,828
60,500		East-West Bancorp., Inc.	2,352,240
54,200	L	First Horizon National Corp.	2,113,800
154,700		Northern Trust Corp.	9,937,928
31,000		State Street Corp.	2,120,400
44,800	@,L	SVB Financial Group	2,379,328
66,600	L	Synovus Financial Corp.	2,044,620
104,400		UCBH Holdings, Inc.	1,907,388
			25,077,532
		Beverages: 0.4%
61,600	L	Brown-Forman Corp.	4,501,728
			4,501,728
		Biotechnology:	2.8%
142,700	@,L	Celgene Corp.	8,180,991
41,000	@,L	Charles River Laboratories International, Inc.	2,116,420
219,100	@,@@,L	deCODE genetics, Inc.	818,339
39,300	@	Genzyme Corp.	2,530,920
70,300	@,L	Illumina, Inc.	2,853,477
55,600	@,L	Integra LifeSciences Holdings Corp.	2,747,752
53,100	@,L	Invitrogen Corp.	3,916,125
55,100	@,L	Martek Biosciences Corp.	1,430,947
41,200	@,L	Millipore Corp.	3,093,708
123,900	@,@@,L	Qiagen NV	2,204,181
69,800	@,L	Vertex Pharmaceuticals, Inc.	1,993,488
			31,886,348
		Building Materials: 0.2%
32,000	@,L	Genlyte Group, Inc.	2,513,280
			2,513,280
		Chemicals: 0.8%
100,300	L	Ecolab, Inc.	4,282,810
54,400		Sigma-Aldrich Corp.	2,321,248
71,000		Valspar Corp.	2,017,110
			8,621,168
		Coal: 0.7%
81,400		Consol Energy, Inc.	3,753,354
107,600	L	Foundation Coal Holdings, Inc.	4,372,864
			8,126,218
		Commercial Services: 5.2%
62,000	@,L	Apollo Group, Inc.	3,622,660
50,100	@,W	ChoicePoint, Inc.	2,126,745
45,700		Corporate Executive Board Co.	2,966,387
74,500		DeVry, Inc.	2,534,490
76,600		Equifax, Inc.	3,402,572
89,700	L	H&R Block, Inc.	2,096,289
127,100	@,L	Iron Mountain, Inc.	3,321,123
36,100	@	ITT Educational Services, Inc.	4,237,418
115,000	@	LECG Corp.	1,737,650
50,000	L	Manpower, Inc.	4,612,000
120,600	@	Monster Worldwide, Inc.	4,956,660
29,000	L	Moody's Corp.	1,803,800
156,100	@,L	Quanta Services, Inc.	4,787,587
108,100	@@	Ritchie Bros. Auctioneers, Inc.	6,769,222
142,600		Robert Half International, Inc.	5,204,900
62,500	@	Vistaprint Ltd.	2,390,625
106,600		Western Union Co.	2,220,478
			58,790,606

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers: 2.6%
94,600	@,L	Cadence Design Systems, Inc.	$2,077,416
96,600	@	Cognizant Technology Solutions Corp.	7,253,694
33,200	@,L	DST Systems, Inc.	2,629,772
58,000		Factset Research Systems, Inc.	3,964,300
86,100		Jack Henry & Associates, Inc.	2,217,075
108,900	@	Network Appliance, Inc.	3,179,880
161,900	@,L	Perot Systems Corp.	2,758,776
139,100	@@,L	Seagate Technology, Inc.	3,028,207
70,800	@	Synopsys, Inc.	1,871,244
			28,980,364
		Cosmetics/Personal Care: 0.7%
212,400		Avon Products, Inc.	7,805,700
			7,805,700
		Distribution/Wholesale: 0.7%
64,800	L	Fastenal Co.	2,712,528
49,700		WW Grainger, Inc.	4,624,585
			7,337,113
		Diversified Financial Services: 5.5%
28,700	@,L	Affiliated Managers Group, Inc.	3,695,412
28,200	L	Blackrock, Inc.	4,415,838
10,900	@	Cbot Holdings, Inc.	2,251,940
14,700	L	Chicago Mercantile Exchange Holdings, Inc.	7,855,092
96,400	@	E*Trade Financial Corp.	2,129,476
110,400	L	Eaton Vance Corp.	4,877,472
66,000		Federated Investors, Inc.	2,529,780
77,300	@,L	Interactive Brokers Group, Inc.	2,097,149
42,500	@,L	IntercontinentalExchange, Inc.	6,283,625
100,100	L	Janus Capital Group, Inc.	2,786,784
168,900	@@,L	Lazard Ltd.	7,605,567
26,600		Legg Mason, Inc.	2,616,908
62,900	L	Nymex Holdings, Inc.	7,902,127
70,000	L	OptionsXpress Holdings, Inc.	1,796,200
129,400	@,L	TD Ameritrade Holding Corp.	2,588,000
			61,431,370
		Electric: 1.3%
330,200	@	AES Corp.	7,224,776
269,600	@,L	Reliant Resources, Inc.	7,265,720
			14,490,496
		Electrical Components & Equipment: 0.4%
104,050	W	Ametek, Inc.	4,128,704
			4,128,704
		Electronics: 2.6%
176,500	@,L	Cogent, Inc.	2,592,785
44,700	@,L	Cymer, Inc.	1,796,940
73,400	@	Dolby Laboratories, Inc.	2,599,094
56,500	@,L	Flir Systems, Inc.	2,613,125
27,200	@@,L	Garmin Ltd.	2,011,984
128,000		Gentex Corp.	2,520,320
58,600	@	II-VI, Inc.	1,592,162
181,900		Jabil Circuit, Inc.	4,014,533
70,600		National Instruments Corp.	2,299,442
44,000	@	Thermo Electron Corp.	2,275,680
89,000	@	Waters Corp.	5,283,040
			29,599,105

Shares			Value
		Engineering & Construction: 2.1%
77,600	L	Fluor Corp.	$8,642,312
58,600	@	Foster Wheeler Ltd.	6,269,614
110,600	@	McDermott International, Inc.	9,193,072
			24,104,998
		Entertainment: 1.1%
68,200	@,L	DreamWorks Animation SKG, Inc.	1,966,888
203,000		International Game Technology	8,059,100
124,050	@,L	Shuffle Master, Inc.	2,059,230
			12,085,218
		Environmental Control: 0.8%
155,300		Republic Services, Inc.	4,758,392
106,400	@,L	Stericycle, Inc.	4,730,544
			9,488,936
		Food: 1.4%
98,600	L	Hershey Co.	4,991,132
116,700		McCormick & Co., Inc.	4,455,606
114,150		WM Wrigley Jr. Co.	6,313,637
			15,760,375
		Healthcare-Products: 4.9%
103,900	@,L	American Medical Systems Holdings, Inc.	1,874,356
48,400	@,L	Arthrocare Corp.	2,125,244
26,600		Becton Dickinson & Co.	1,981,700
51,900		CR Bard, Inc.	4,288,497
36,600		Dade Behring Holdings, Inc.	1,944,192
58,100		Densply International, Inc.	2,222,906
38,200	@,L	Edwards Lifesciences Corp.	1,884,788
41,700	@	Gen-Probe, Inc.	2,519,514
53,000	@	Henry Schein, Inc.	2,831,790
51,200	@,L	Hologic, Inc.	2,831,872
19,600	@,L	Intuitive Surgical, Inc.	2,719,892
62,300	@,L	Kyphon, Inc.	2,999,745
53,900	@,L	Patterson Cos., Inc.	2,008,853
86,800	@,L	Resmed, Inc.	3,581,368
52,500	@	Respironics, Inc.	2,235,975
198,700	@	St. Jude Medical, Inc.	8,244,063
62,000	@	Techne Corp.	3,547,020
68,900	@,L	Varian Medical Systems, Inc.	2,928,939
25,600	@	Zimmer Holdings, Inc.	2,173,184
			54,943,898
		Healthcare-Services: 3.2%
83,350	@	Coventry Health Care, Inc.	4,805,128
56,200	@,L	DaVita, Inc.	3,028,056
94,600	L	Health Management Associates, Inc.	1,074,656
92,200	@	Health Net, Inc.	4,868,160
60,300	@,L	Healthways, Inc.	2,856,411
78,700	@	Humana, Inc.	4,793,617
54,900	@,L	Laboratory Corp. of America Holdings	4,296,474
94,700	@	Lincare Holdings, Inc.	3,773,795
42,200	L	Manor Care, Inc.	2,755,238
64,000		Quest Diagnostics	3,305,600
			35,557,135

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Home Builders: 1.2%
45,900	L	Centex Corp.	$1,840,590
41,000	L	KB Home	1,614,170
59,000	L	Lennar Corp.	2,157,040
37,000	@,L	Meritage Homes Corp.	989,750
68,200	L	Pulte Homes, Inc.	1,531,090
47,400		Thor Industries, Inc.	2,139,636
65,000	@,L	Toll Brothers, Inc.	1,623,700
53,600	L	Winnebago Industries	1,582,272
			13,478,248
		Household Products/Wares: 0.5%
35,800	L	Avery Dennison Corp.	2,379,984
51,000		Clorox Co.	3,167,100
			5,547,084
		Insurance: 2.7%
37,900		AMBAC Financial Group, Inc.	3,304,501
58,000		AON Corp.	2,471,380
47,400	@,@@	Arch Capital Group Ltd.	3,438,396
60,400	@@	Axis Capital Holdings Ltd.	2,455,260
79,100		Brown & Brown, Inc.	1,988,574
79,200		Cigna Corp.	4,135,824
4,400	@	Markel Corp.	2,132,064
59,700		Marsh & McLennan Cos., Inc.	1,843,536
39,000	L	MBIA, Inc.	2,426,580
81,200		OneBeacon Insurance Group Ltd.	2,056,796
40,500	@@	RenaissanceRe Holdings Ltd.	2,510,595
43,700	@@	Willis Group Holdings Ltd.	1,925,422
			30,688,928
		Internet: 2.9%
78,100	@,L	Amazon.com, Inc.	5,342,821
21,800	@,@@,L	Baidu.com ADR	3,661,964
52,700	@,L	Checkfree Corp.	2,118,540
55,600	@,L	Digital River, Inc.	2,515,900
70,300	@,L	F5 Networks, Inc.	5,666,180
84,000	@	McAfee, Inc.	2,956,800
78,800	@,@@,L	Sina Corp.	3,298,568
138,300	@	Symantec Corp.	2,793,660
142,100	@,L	VeriSign, Inc.	4,508,833
			32,863,266
		Iron/Steel: 0.8%
69,700		Carpenter Technology Corp.	9,082,607
			9,082,607
		Leisure Time: 1.1%
138,700		Harley-Davidson, Inc.	8,267,907
41,500	L	Royal Caribbean Cruises Ltd.	1,783,670
76,350	@,L	WMS Industries, Inc.	2,203,461
			12,255,038
		Lodging: 2.8%
44,500		Boyd Gaming Corp.	2,188,955
92,000		Choice Hotels International, Inc.	3,635,840
186,000		Hilton Hotels Corp.	6,225,420
119,400		Marriott International, Inc.	5,162,856
99,300	@,@@,L	Melco PBL Entertainment Macau Ltd. ADR	1,247,208
92,000		Starwood Hotels & Resorts Worldwide, Inc.	6,170,440
70,000	@,L	Wynn Resorts Ltd.	6,278,300
			30,909,019

Shares			Value
		Machinery-Construction & Mining: 0.4%
74,500	L	Joy Global, Inc.	$4,345,585
			4,345,585
		Machinery-Diversified: 0.9%
96,400	L	Graco, Inc.	3,882,992
106,200		IDEX Corp.	4,092,948
55,800	@,L	Zebra Technologies Corp.	2,161,692
			10,137,632
		Media: 1.1%
76,600	@	Cablevision Systems Corp.	2,772,154
46,800	L	EW Scripps Co.	2,138,292
35,000		McGraw-Hill Cos., Inc.	2,382,800
37,400		Meredith Corp.	2,303,840
51,400	@@	Rogers Communications, Inc.	2,183,986
50,900	@,L	Salem Communications Corp.	564,481
			12,345,553
		Metal Fabricate/ Hardware: 0.9%
82,100		Precision Castparts Corp.	9,963,656
			9,963,656
		Mining: 0.2%
50,000	@@	Agnico-Eagle Mines Ltd.	1,825,000
			1,825,000
		Miscellaneous Manufacturing: 1.0%
77,500	L	Donaldson Co., Inc.	2,755,125
43,100		ITT Corp.	2,942,868
45,800		Pall Corp.	2,106,342
66,500		Roper Industries, Inc.	3,797,150
			11,601,485
		Office Furnishings: 0.2%
48,400	L	HNI, Corp.	1,984,400
			1,984,400
		Oil & Gas: 1.9%
51,400	@,L	Bill Barrett Corp.	1,893,062
200,400	@,@@	Compton Petroleum Corp.	1,993,980
24,000	L	Diamond Offshore Drilling	2,437,440
84,500	@,L	Mariner Energy, Inc.	2,049,125
93,000	L	Murphy Oil Corp.	5,527,920
55,000	@,@@,L	Nabors Industries Ltd.	1,835,900
42,000	@,L	Ultra Petroleum Corp.	2,320,080
47,200		XTO Energy, Inc.	2,836,720
			20,894,227
		Oil & Gas Services: 4.4%
84,900		BJ Services Co.	2,414,556
118,200	@,L	Cameron International Corp.	8,447,754
51,600	@,@@	Core Laboratories NV	5,247,204
110,700	@,L	FMC Technologies, Inc.	8,769,654
158,700	@,L	Grant Prideco, Inc.	8,542,821
163,000		Smith International, Inc.	9,558,320
69,200	@,L	Tetra Technologies, Inc.	1,951,440
74,600	@,L	Weatherford International Ltd.	4,120,904
			49,052,653

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Packaging & Containers: 0.2%
84,200		Sealed Air Corp.	$2,611,884
			2,611,884
		Pharmaceuticals: 2.4%
94,300	@,L	Alkermes, Inc.	1,376,780
47,500	@,L	Amylin Pharmaceuticals, Inc.	1,955,100
74,900	@,L	Cephalon, Inc.	6,021,211
122,400	@,@@	Elan Corp. PLC ADR	2,684,232
148,600	@	Express Scripts, Inc.	7,431,486
132,300	@,L	Medarex, Inc.	1,890,567
28,300	@	Medco Health Solutions, Inc.	2,207,117
47,000	@,L	Sepracor, Inc.	1,927,940
58,000	@,L	Theravance, Inc.	1,856,000
			27,350,433
		Pipelines: 0.6%
198,100		Williams Cos., Inc.	6,263,922
			6,263,922
		Retail: 5.7%
43,000		Advance Auto Parts, Inc.	1,742,790
59,100	@	AnnTaylor Stores Corp.	2,093,322
169,000	@,L	Bed Bath & Beyond, Inc.	6,082,310
71,900	@,L	Cheesecake Factory	1,762,988
32,700	@,L	Dick's Sporting Goods, Inc.	1,902,159
99,000		Family Dollar Stores, Inc.	3,397,680
41,600		Men's Wearhouse, Inc.	2,124,512
65,100	@,L	O'Reilly Automotive, Inc.	2,379,405
36,600	@,L	Panera Bread Co.	1,685,796
83,300		Petsmart, Inc.	2,703,085
105,000		Ross Stores, Inc.	3,234,000
137,955		Staples, Inc.	3,273,672
126,500		Tiffany & Co.	6,712,090
86,050	@@	Tim Hortons, Inc.	2,646,038
225,900		TJX Cos., Inc.	6,212,250
36,100	@,L	Tractor Supply Co.	1,879,005
72,500	@,L	Urban Outfitters, Inc.	1,742,175
103,000	L	Williams-Sonoma, Inc.	3,252,740
261,800		Yum! Brands, Inc.	8,566,096
			63,392,113
		Semiconductors: 7.8%
427,500	L	Altera Corp.	9,460,575
208,500		Analog Devices, Inc.	7,847,940
128,850	@	Broadcom Corp.	3,768,863
121,400	@,L	Fairchild Semiconductor International, Inc.	2,345,448
133,500	@	Integrated Device Technology, Inc.	2,038,545
81,300		Intersil Corp.	2,557,698
31,800	L	KLA-Tencor Corp.	1,747,410
39,000	@	Lam Research Corp.	2,004,600
266,500	L	Linear Technology Corp.	9,641,967
233,000	@,@@,L	Marvell Technology Group Ltd.	4,242,930
213,800		Maxim Integrated Products	7,143,058
54,000	@	MEMC Electronic Materials, Inc.	3,300,480
220,400	L	Microchip Technology, Inc.	8,163,616
200,300		National Semiconductor Corp.	5,662,481
202,800	@	QLogic Corp.	3,376,620
107,000	@,L	Silicon Laboratories, Inc.	3,703,270
113,400	@,L	Teradyne, Inc.	1,993,572
324,600	L	Xilinx, Inc.	8,689,542
			87,688,615

Shares			Value
		Software: 7.2%
209,980	@,L	Activision, Inc.	$3,920,327
139,900	@,L	American Reprographics Co.	4,307,521
184,300	@	Autodesk, Inc.	8,676,844
30,000	@,L	Avid Technology, Inc.	1,060,500
92,100	@,L	Citrix Systems, Inc.	3,101,007
47,000	@,@@,L	Cognos, Inc.	1,864,490
37,500		Dun & Bradstreet Corp.	3,861,750
148,900	@	Electronic Arts, Inc.	7,045,948
39,700		Fidelity National Information Services, Inc.	2,154,916
46,800	@	Fiserv, Inc.	2,658,240
46,700		Global Payments, Inc.	1,851,655
174,000	@,L	Intuit, Inc.	5,233,920
131,800		MoneyGram International, Inc.	3,683,810
73,300	@,L	Navteq Corp.	3,103,522
223,900	L	Paychex, Inc.	8,758,968
275,000	@,L	Red Hat, Inc.	6,127,000
84,000	@,L	Salesforce.com, Inc.	3,600,240
170,000	@@,L	Satyam Computer Services Ltd. ADR	4,209,200
84,400	L	SEI Investments Co.	2,450,976
83,400	@,L	THQ, Inc.	2,545,368
			80,216,202
		Telecommunications: 5.6%
159,264	@@	Allergan, Inc.	9,179,977
211,100	@	American Tower Corp.	8,866,200
233,900	@,L	Crown Castle International Corp.	8,483,553
138,600	@,L	Foundry Networks, Inc.	2,309,076
135,500	@,L	Juniper Networks, Inc.	3,410,535
108,300	@	Leap Wireless International, Inc.	9,151,350
95,000	@	MetroPCS Communications, Inc.	3,138,800
64,100	@,L	NeuStar, Inc.	1,856,977
94,000	@,L	NII Holdings, Inc.	7,589,560
259,950	@,L	SBA Communications Corp.	8,731,721
			62,717,749
		Textiles: 0.3%
73,600		Cintas Corp.	2,902,048
			2,902,048
		Transportation:1.8%
102,700	L	CH Robinson Worldwide, Inc.	5,393,804
141,000	L	Expeditors International Washington, Inc.	5,823,300
122,900		Landstar System, Inc.	5,929,925
124,300	@@	UTI Worldwide, Inc.	3,329,997
			20,477,026
		Total Common Stock (Cost $921,898,235 )	1,121,222,104
SHORT-TERM INVESTMENTS: 28.6%

	Mutual Fund: 0.0%
1,000	T.Rowe Price Reserve Investment Fund	1,000
	Total Mutual Fund (Cost $1,000)	1,000

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 28.6%
$320,722,000	The Bank of New York Institutional Cash Reserves Fund	$320,722,000
	Total Securities Lending Collateral (Cost $320,722,000)	320,722,000
	Total Short-Term Investments (Cost $320,723,000)	320,723,000

Total Investments in Securities (Cost $1,242,621,235)*	128.6%	1,441,945,104
Other Assets and Liabilities - Net	(28.6)	(320,703,756)
Net Assets	100.0%	$1,121,241,348

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

W  When-issued or delayed delivery security

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

*  Cost for federal income tax purposes is $1,244,941,387.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$228,788,525
Gross Unrealized Depreciation	(31,784,808)
Net Unrealized Appreciation	$197,003,717

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.9%
		Aerospace/Defense: 0.7%
139,900		General Dynamics Corp.	$10,942,978
			10,942,978
		Airlines: 1.0%
971,200	L	Southwest Airlines Co.	14,480,592
			14,480,592
		Apparel: 0.7%
234,500	@	Coach, Inc.	11,112,955
			11,112,955
		Banks: 4.1%
550,358	@@	Anglo Irish Bank Corp. PLC	11,295,252
205,200	@@	Erste Bank der Oesterreichischen Sparkassen AG	15,993,475
64,400	@@	ICICI Bank Ltd. ADR	3,165,260
143,000		Northern Trust Corp.	9,186,320
327,100		State Street Corp.	22,373,640
			62,013,947
		Beverages: 1.2%
95,300	@@	InBev NV	7,548,304
170,500		PepsiCo, Inc.	11,056,925
			18,605,229
		Biotechnology: 2.1%
128,100	@	Amgen, Inc.	7,082,649
112,600	@,L	Celgene Corp.	6,455,358
234,500	@,L	Genentech, Inc.	17,742,270
			31,280,277

Shares			Value
		Chemicals: 0.6%
135,400		Monsanto Co.	$9,144,916
			9,144,916
		Commercial Services: 1.6%
564,000	@@	Accenture Ltd.	24,189,960
			24,189,960
		Computers: 1.7%
83,900	@	Apple, Inc.	10,239,156
233,200	@	Dell, Inc.	6,657,860
491,100	@	EMC Corp.	8,888,910
			25,785,926
		Cosmetics/Personal Care: 1.1%
267,480		Procter & Gamble Co.	16,367,101
			16,367,101
		Distribution/Wholesale: 0.3%
112,400	L	Fastenal Co.	4,705,064
			4,705,064
		Diversified Financial Services: 10.5%
320,800		American Express Co.	19,626,544
532,900		Charles Schwab Corp.	10,935,108
7,400	L	Chicago Mercantile Exchange Holdings, Inc.	3,954,264
315,210		Citigroup, Inc.	16,167,121
328,000	L	Countrywide Financial Corp.	11,922,800
538,400	@,L	E*Trade Financial Corp.	11,893,256
122,700		Franklin Resources, Inc.	16,254,069
62,900		Goldman Sachs Group, Inc.	13,633,575
86,900	@@	Housing Development Finance Corp.	4,338,833
92,300	L	Legg Mason, Inc.	9,080,474
150,600		Morgan Stanley	12,632,328
496,600	@@	UBS AG - Reg	29,698,824
			160,137,196
		Electric: 0.6%
391,600	@,L	AES Corp.	8,568,208
			8,568,208
		Electrical Components & Equipment: 0.6%
70,800	@@	Schneider Electric SA	9,919,666
			9,919,666
		Electronics: 0.6%
539,000	@@	HON HAI Precision Industry GDR	9,648,100
			9,648,100
		Engineering & Construction: 0.3%
42,000	@	Foster Wheeler Ltd.	4,493,580
			4,493,580
		Entertainment: 0.5%
206,500		International Game Technology	8,198,050
			8,198,050

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 0.8%
128,300		Sysco Corp.	$4,232,617
190,900	L	Whole Foods Market, Inc.	7,311,470
			11,544,087
		Healthcare-Products: 2.6%
24,600	@@	Alcon, Inc.	3,318,786
373,300		Medtronic, Inc.	19,359,338
3,208	@@	Nobel Biocare Holding AG	1,047,191
63,200	@,L	St. Jude Medical, Inc.	2,622,168
134,300	L	Stryker Corp.	8,472,987
52,100	@,L	Zimmer Holdings, Inc.	4,422,769
			39,243,239
		Healthcare-Services: 3.9%
279,100		Aetna, Inc.	13,787,540
89,600	@	Humana, Inc.	5,457,536
239,500		UnitedHealth Group, Inc.	12,248,030
340,500	@	WellPoint, Inc.	27,182,115
			58,675,221
		Home Builders: 0.5%
223,600	L	Lennar Corp.	8,174,816
			8,174,816
		Home Furnishings: 0.7%
95,800		Harman International Industries, Inc.	11,189,440
			11,189,440
		Household Products/ Wares: 0.4%
105,770	@@	Reckitt Benckiser PLC	5,790,438
			5,790,438
		Insurance: 2.6%
356,200		American International Group, Inc.	24,944,686
145,700	L	Prudential Financial, Inc.	14,166,411
			39,111,097
		Internet: 4.9%
205,900	@,L	Amazon.com, Inc.	14,085,619
419,200	@,L	eBay, Inc.	13,489,856
60,200	@	Google, Inc.	31,507,476
263,341	@	Liberty Media Holding Corp.-Interactive	5,880,405
347,100	@,L	Yahoo!, Inc.	9,416,823
			74,380,179
		Lodging: 1.2%
225,900	L	Marriott International, Inc.	9,767,916
57,500	@,L	MGM Mirage	4,742,600
38,500	@,L	Wynn Resorts Ltd.	3,453,065
			17,963,581
		Machinery-Construction & Mining: 0.3%
84,000	L	Joy Global, Inc.	4,899,720
			4,899,720
		Machinery-Diversified: 0.3%
42,000		Deere & Co.	5,071,080
			5,071,080

Shares			Value
		Media: 3.1%
215,400		Clear Channel Communications, Inc.	$8,146,428
223,600	@@	Grupo Televisa SA ADR	6,173,596
63,417	@	Liberty Media Holding Corp.	7,462,913
427,100	@@	Rogers Communications, Inc.	18,147,479
174,300	@	Viacom-Class B	7,256,109
			47,186,525
		Mining: 0.9%
453,200	@@	BHP Billiton Ltd.	13,541,949
			13,541,949
		Miscellaneous Manufacturing: 6.5%
338,000		Danaher Corp.	25,519,000
1,619,300		General Electric Co.	61,986,801
319,400	@	Tyco International Ltd.	10,792,526
			98,298,327
		Oil & Gas: 3.2%
110,400		EOG Resources, Inc.	8,065,824
162,238		ExxonMobil Corp.	13,608,523
106,900	L	Murphy Oil Corp.	6,354,136
257,415	@@	Total SA	20,870,751
			48,899,234
		Oil & Gas Services: 3.4%
211,400	L	Baker Hughes, Inc.	17,785,082
393,700	L	Schlumberger Ltd.	33,440,878
			51,225,960
		Pharmaceuticals: 4.5%
103,800		Eli Lilly & Co.	5,800,344
391,600	@	Gilead Sciences, Inc.	15,182,332
122,200	@	Medco Health Solutions, Inc.	9,530,378
185,418	@@	Novartis AG	10,409,475
78,839	@@	Roche Holding AG	13,969,212
27,500	@,L	Sepracor, Inc.	1,128,050
218,000		Wyeth	12,500,120
			68,519,911
		Retail: 7.4%
171,600	@	Bed Bath & Beyond, Inc.	6,175,884
790,826		CVS Corp.	28,825,608
240,200	@	Kohl's Corp.	17,061,406
378,700		Lowe's Cos., Inc.	11,622,303
274,200	L	Petsmart, Inc.	8,897,790
313,700		Target Corp.	19,951,320
139,800		Walgreen Co.	6,086,892
116,200	@@	Wal-Mart de Mexico SA de CV ADR	4,414,589
206,700		Wal-Mart Stores, Inc.	9,944,337
			112,980,129
		Semiconductors: 4.4%
269,900	L	Analog Devices, Inc.	10,159,036
243,600	L	Applied Materials, Inc.	4,840,332
341,300	@,@@,L	ASML Holding NV	9,368,685
287,100		Intel Corp.	6,821,496
809,100	@,@@,L	Marvell Technology Group Ltd.	14,733,711
322,900		Maxim Integrated Products	10,788,089
365,800	L	Xilinx, Inc.	9,792,466
			66,503,815

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Software: 5.8%
219,000	@,L	Adobe Systems, Inc.	$8,792,850
243,100	@,L	Autodesk, Inc.	11,445,148
371,000		Automatic Data Processing, Inc.	17,982,370
126,100	@,L	Electronic Arts, Inc.	5,967,052
239,400	@@	Infosys Technologies Ltd.	11,329,970
167,500	@,L	Intuit, Inc.	5,038,400
936,025		Microsoft Corp.	27,584,657
			88,140,447
		Telecommunications: 10.7%
79,800	@@	Allergan, Inc.	4,599,672
352,100	@,@@,L	Amdocs Ltd.	14,020,622
376,500	@@,L	America Movil SA de CV ADR	23,316,645
320,600	@	American Tower Corp.	13,465,200
573,800	@,@@	Bharti Airtel Ltd.	11,794,129
829,300	@	Cisco Systems, Inc.	23,096,005
509,000	@,L	Corning, Inc.	13,004,950
439,100	@,L	Crown Castle International Corp.	15,926,157
412,800	@,L	Juniper Networks, Inc.	10,390,176
41,200	@	Leap Wireless International, Inc.	3,481,400
140,300	@,L	MetroPCS Communications, Inc.	4,635,512
289,100		Qualcomm, Inc.	12,544,049
3,099,400	@@	Telefonaktiebolaget LM Ericsson	12,363,176
			162,637,693
		Transportation: 0.6%
209,300	L	Expeditors International Washington, Inc.	8,644,090
			8,644,090
		Total Common Stock (Cost $1,200,381,067 )	1,472,214,723

SHORT-TERM INVESTMENTS: 17.9%
	Mutual Fund: 2.9%
43,683,899	T.Rowe Price Reserve Investment Fund	43,683,899
	Total Mutual Fund (Cost $43,683,899)	43,683,899
Principal Amount		Value
	Securities Lending Collateralcc: 15.0%
$227,641,000	The Bank of New York Institutional Cash Reserves Fund	227,641,000
	Total Securities Lending Collateral (Cost $227,641,000)	227,641,000
	Total Short-Term Investments (Cost $271,324,899)	271,324,899

Total Investments in Securities (Cost $1,471,705,966)*	114.8%	$1,743,539,622
Other Assets and Liabilities - Net	(14.8)	(224,579,578)
Net Assets	100.0%	$1,518,960,044

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

*  Cost for federal income tax purposes is $1,477,503,259.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$283,436,850
Gross Unrealized Depreciation	(17,400,487)
Net Unrealized Appreciation	$266,036,363

See Accompanying Notes to Financial Statements

ING TEMPLETON   PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value
COMMON STOCK: 87.6%
	Australia: 1.5%
27,091	National Australia Bank Ltd.	$941,483
113,847	Qantas Airways Ltd.	540,157
		1,481,640
	Austria: 0.7%
29,310	Telekom Austria AG	729,902
		729,902
	Belgium: 0.6%
23,170	AGFA-Gevaert NV	597,678
		597,678
	Brazil: 0.7%
15,270	Empresa Brasileira de Aeronautica SA ADR	736,167
		736,167
	Canada: 0.9%
11,600	George Weston Ltd.	871,701
		871,701
	China: 3.9%
179,500	Byd Co., Ltd.	1,032,678
393,000	China Shenhua Energy Co., Ltd.	1,371,320
1,804,000	China Telecom Corp., Ltd.	1,066,655
888,000	Shanghai Electric Group Co., Ltd.	400,035
		3,870,688

Shares			Value
		Denmark: 0.6%
8,830	@	Vestas Wind Systems A/S	$579,444
			579,444
		Finland: 1.8%
11,740		Stora Enso OYJ	217,310
26,070		Stora Enso OYJ (Euro Denominated Security)	490,516
43,110		UPM-Kymmene OYJ	1,060,947
			1,768,773
		France: 9.1%
5,030		Accor SA	444,656
19,191		AXA SA	824,938
8,810		Compagnie Generale des Etablissements Michelin	1,231,146
11,380		Electricite de France	1,229,986
48,200		France Telecom SA	1,321,954
17,030		Sanofi-Aventis	1,375,808
11,810		Suez SA	675,159
50,250	@	Thomson	960,997
13,070		Total SA	1,059,692
			9,124,336
		Germany: 10.1%
1,060		BASF AG	138,666
21,390		Bayerische Motoren Werke AG	1,376,617
17,210		Celesio AG	1,118,812
16,410		Commerzbank AG	782,687
44,940		Deutsche Post AG	1,454,754
8,090		E.ON AG	1,350,728
68,480	@	Infineon Technologies AG	1,131,897
3,060		Muenchener Rueckversicherungs AG	561,177
11,000		Siemens AG	1,575,214
4,620		Siemens AG ADR	660,937
			10,151,489
		Hong Kong: 1.7%
62,000		Cheung Kong Holdings Ltd. ADR	812,082
73,000		Hutchison Whampoa Ltd.	724,674
19,000		Swire Pacific Ltd.	211,480
			1,748,236
		India:	1.6%
16,908		Housing Development Finance Corp.	844,200
16,270		ICICI Bank Ltd. ADR	799,671
			1,643,871
		Israel: 0.6%
24,440	@	Check Point Software Technologies	557,476
			557,476
		Italy: 3.4%
22,037		ENI S.p.A.	799,005
90,002		Intesa Sanpaolo S.p.A.	671,031
82,601		Mediaset S.p.A.	853,260
122,593		UniCredito Italiano S.p.A.	1,094,952
			3,418,248

See Accompanying Notes to Financial Statements

ING TEMPLETON  PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Japan: 3.9%
19,600		Fuji Photo Film Co., Ltd.	$876,032
19,000		Hitachi Ltd.	134,454
19,500		Konica Minolta Holdings, Inc.	287,403
45		Mitsubishi UFJ Financial Group, Inc.	495,931
1,500		Nintendo Co., Ltd.	547,265
21,400		Sony Corp.	1,098,500
7,300		Takeda Pharmaceutical Co., Ltd.	471,591
			3,911,176
		Mexico: 0.6%
17,120		Telefonos de Mexico SA de CV ADR	648,677
			648,677
		Netherlands: 6.0%
21,390		Koninklijke Philips Electronics NV	906,443
53,870		Reed Elsevier NV	1,023,838
35,320		Royal Dutch Shell PLC-Class B	1,472,350
13,490		SBM Offshore NV	514,509
41,910		Unilever NV	1,300,628
26,620		Vedior NV	795,505
			6,013,273
		Norway: 1.6%
26,830		Norske Skogindustrier ASA	386,129
62,650	@	Telenor ASA	1,224,612
			1,610,741
		Portugal: 0.7%
47,350		Portugal Telecom SGPS SA	654,714
			654,714
		Singapore: 2.1%
73,000		DBS Group Holdings Ltd.	1,087,667
49,980	@	Flextronics International Ltd.	539,784
233,000		Singapore Telecommunications Ltd.	518,197
			2,145,648
		South Korea: 4.1%
14,590		Kookmin Bank ADR	1,279,835
31,560		Korea Electric Power Corp. ADR	691,164
5,490	#	Samsung Electronics GDR	1,681,643
18,210		SK Telecom Co., Ltd. ADR	498,044
			4,150,686
		Spain: 3.7%
45,695		Banco Santander Central Hispano SA	839,965
33,851		Repsol YPF SA	1,340,112
67,558		Telefonica SA	1,503,441
			3,683,518
		Sweden: 1.7%
21,320		Atlas Copco AB-A Shares	355,111
3,840		Autoliv, Inc.	218,381
26,570		Nordea Bank AB	415,239
25,660		Securitas AB	406,159
11,700	@	Securitas Direct AB	31,560
22,930		Securitas Systems AB	77,887
6,270		Swedbank AB	226,507
			1,730,844

Shares			Value
		Switzerland: 4.9%
3,730		Adecco SA	$288,561
6,420		Lonza Group AG	589,040
2,820		Nestle SA	1,071,525
21,870		Novartis AG	1,227,795
13,361		Swiss Reinsurance	1,218,525
8,830		UBS AG-Reg	528,072
			4,923,518
		Taiwan: 1.2%
700,000		Chinatrust Financial Holding Co., Ltd.	545,256
75,217	#	Compal Electronics, Inc. GDR	406,222
6,000		Lite-On Technology Corp.	7,723
19,533		Lite-On Technology Corp. GDR	251,696
			1,210,897
		United Kingdom: 19.9%
58,850		Aviva PLC	873,612
115,470		BAE Systems PLC	931,784
106,450		BP PLC	1,280,840
80,250		British Sky Broadcasting PLC	1,028,898
63,610		Burberry Group PLC	871,317
110,270		Cadbury Schweppes PLC	1,496,631
212,980		Compass Group PLC	1,470,634
54,200		GlaxoSmithKline PLC	1,411,910
208,760		Group 4 Securicor PLC	880,274
70,400		HSBC Holdings PLC	1,287,361
161,150		Kingfisher PLC	729,924
20,630		Lloyds TSB Group PLC	229,330
29,180		National Grid PLC	430,560
279,070		Old Mutual PLC	940,392
30,250		Pearson PLC	509,569
45,470		Rexam PLC	452,857
38,240	@	Rolls-Royce Group PLC	411,749
1,475,856	@	Rolls-Royce Group PLC - B Shares Entitlement	2,964
100,240		Royal Bank of Scotland Group PLC	1,268,385
15,233		Smiths Group PLC	361,262
24,200		Standard Chartered PLC	789,340
453,986		Vodafone Group PLC	1,521,221
52,430		WM Morrison Supermarkets PLC	316,657
57,400		Yell Group PLC	530,215
			20,027,686

Total Investments in Securities (Cost $77,360,475)*	87.6%	$87,991,027
Other Assets and Liabilities - Net	12.4	12,511,075
Net Assets	100.0%	$100,502,102

@  Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $77,568,121.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,287,271
Gross Unrealized Depreciation	(864,365)
Net Unrealized Appreciation	$10,422,906

See Accompanying Notes to Financial Statements

ING TEMPLETON  PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Aerospace/Defense	2.1%
Airlines	0.5
Apparel	0.9
Auto Manufacturers	1.4
Auto Parts & Equipment	1.4
Banks	12.2
Chemicals	0.7
Coal	1.4
Commercial Services	2.5
Computers	0.7
Diversified Financial Services	1.9
Electric	4.4
Electrical Components & Equipment	1.7
Electronics	1.4
Food	5.0
Food Service	1.5
Forest Products & Paper	2.1
Holding Companies - Diversified	0.9
Home Furnishings	2.1
Insurance	4.4
Internet	0.6
Lodging	0.4
Machinery - Construction & Mining	0.4
Machinery - Diversified	0.4
Media	3.9
Miscellaneous Manufacturing	4.3
Oil & Gas	5.9
Oil & Gas Services	0.5
Packaging & Containers	0.5
Pharmaceuticals	5.6
Real Estate	0.8
Retail	0.7
Semiconductors	2.8
Telecommunications	9.6
Toys/Games/Hobbies	0.5
Transportation	1.5
Other Assets and Liabilities - Net	12.4
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation
as of June 30, 2007

(as a percent of net assets)

Telecommunications	15.0%
Diversified Financial Services	12.4%
Oil & Gas	8.7%
Banks	5.6%
Pharmaceuticals	5.4%
Healthcare - Services	5.2%
Retail	4.4%
Media	3.9%
Commercial Services	3.8%
Healthcare - Products	3.4%
Electric	3.3%
Mining	3.3%
Industries less than 3.3%(1)	25.6%
Other Assets and Liabilities - Net*	0.0%
Net Assets	100.0%

*  Includes short-term investments related to securities lending collateral and U.S. government agency obligation.

(1)  Includes ten industries, which each represents less than 3.3% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 100.0%
		Airlines: 1.9%
336,600	@,L	JetBlue Airways Corp.	$3,955,050
			3,955,050
		Banks: 5.6%
54,900	L	Capital One Financial Corp.	4,306,356
176,900	@@	HSBC Holdings PLC	3,234,861
86,800		Wachovia Corp.	4,448,500
			11,989,717
		Chemicals: 2.5%
65,900		Air Products & Chemicals, Inc.	5,296,383
			5,296,383
		Commercial Services: 3.8%
309,250	@,L	Hertz Global Holdings, Inc.	8,216,773
			8,216,773
		Computers: 1.5%
115,700	@	Dell, Inc.	3,303,235
64,800	X	Seagate Technology, Inc.-Escrow	1
			3,303,236
		Diversified Financial Services: 12.4%
145,300	@	Blackstone Group LP	4,252,931
196,900		Charles Schwab Corp.	4,040,388
11,815	L	Chicago Mercantile Exchange Holdings, Inc.	6,313,463
106,100		Citigroup, Inc.	5,441,869
106,500		Freddie Mac	6,464,550
			26,513,201

Shares			Value
		Electric: 3.3%
65,000		Entergy Corp.	$6,977,750
			6,977,750
		Food: 2.1%
129,700		Kraft Foods, Inc.	4,571,925
			4,571,925
		Healthcare-Products: 3.4%
117,948	@,L	Cytyc Corp.	5,084,738
51,700	@	Varian Medical Systems, Inc.	2,197,767
			7,282,505
		Healthcare-Services: 5.2%
74,200		UnitedHealth Group, Inc.	3,794,588
92,900	@	WellPoint, Inc.	7,416,207
			11,210,795
		Insurance: 2.8%
84,600		American International Group, Inc.	5,924,538
			5,924,538
		Internet: 2.2%
8,935	@	Google, Inc.	4,676,400
			4,676,400
		Lodging: 2.9%
82,500	@,L	Las Vegas Sands Corp.	6,302,175
			6,302,175
		Media: 3.9%
301,000	@	Comcast Corp.-Special Class A	8,415,959
			8,415,959
		Mining: 3.3%
84,681		Freeport-McMoRan Copper & Gold, Inc.	7,013,280
			7,013,280
		Miscellaneous Manufacturing: 3.3%
184,000		General Electric Co.	7,043,520
			7,043,520
		Oil & Gas: 8.7%
78,900		Apache Corp.	6,437,451
65,975		Chevron Corp.	5,557,734
86,100		ConocoPhillips	6,758,850
			18,754,035
		Pharmaceuticals: 5.4%
124,100	@@,L	Teva Pharmaceutical Industries Ltd. ADR	5,119,125
114,200		Wyeth	6,548,228
			11,667,353
		Retail: 4.4%
839,500	@,L	Rite Aid Corp.	5,356,010
24,483	@	Sears Holding Corp.	4,149,869
			9,505,879

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Semiconductors: 3.3%
193,800		Intel Corp.	$4,604,688
222,500	@,L	ON Semiconductor Corp.	2,385,200
			6,989,888
		Software: 3.1%
125,779	@,L	Eclipsys Corp.	2,490,424
139,600		Microsoft Corp.	4,114,012
			6,604,436
		Telecommunications: 15.0%
431,300	@@	China Mobile Ltd.	4,640,367
290,560	@@	Chunghwa Telecom Co., Ltd. ADR	5,479,962
169,300	@	Corning, Inc.	4,325,615
121,150	@,L	Crown Castle International Corp.	4,394,111
766,700	@,L	Level 3 Communications, Inc.	4,485,195
280,500		Motorola, Inc.	4,964,850
49,216	@,L	NII Holdings, Inc.	3,973,701
			32,263,801
		Total Common Stock (Cost $189,946,439 )	214,478,599
Principal Amount			Value
SHORT-TERM INVESTMENTS: 23.2%
		U.S. Government Agency Obligations: 1.3%
$2,855,000	Z	Federal Home Loan Bank, 4.600%,due 07/02/07	2,854,270
		Total U.S. Government Agency Obligations (Cost $2,854,270)	2,854,270
		Securities Lending Collateralcc: 21.9%
46,981,000		The Bank of New York Institutional Cash Reserves Fund	46,981,000
		Total Securities Lending Collateral (Cost $46,981,000)	46,981,000
		Total Short-Term Investments (Cost $49,835,270)	49,835,270

Total Investments in Securities (Cost $239,781,709)*	123.2%	$264,313,869
Other Assets and Liabilities - Net	(23.2)	(49,829,985)
Net Assets	100.0%	$214,483,884

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board Of Directors/Trustees.

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $240,617,654.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$26,163,746
Gross Unrealized Depreciation	(2,467,531)
Net Unrealized Appreciation	$23,696,215

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.5%
		Advertising: 2.2%
101,400		Omnicom Group	$5,366,088
58,886	@,L	R.H. Donnelley Corp.	4,462,381
			9,828,469
		Aerospace/Defense: 0.5%
28,600		Northrop Grumman Corp.	2,227,082
			2,227,082
		Apparel: 0.6%
56,500	@	Coach, Inc.	2,677,535
			2,677,535
		Auto Manufacturers: 1.1%
56,100	L	Paccar, Inc.	4,882,944
			4,882,944
		Auto Parts & Equipment: 3.4%
66,300	L	BorgWarner, Inc.	5,704,452
86,600		Johnson Controls, Inc.	10,025,682
			15,730,134
		Banks: 8.5%
60,200	@	Bank of New York Co., Inc.	2,494,688
28,400		City National Corp.	2,160,956
178,900		Fifth Third Bancorp.	7,114,853
167,100	L	Mellon Financial Corp.	7,352,400
78,000		PNC Financial Services Group, Inc.	5,583,240
407,100		Wells Fargo & Co.	14,317,707
			39,023,844

Shares			Value
		Beverages: 1.5%
62,800		Anheuser-Busch Cos., Inc.	$3,275,648
152,200	@,L	Constellation Brands, Inc.	3,695,416
			6,971,064
		Biotechnology: 2.3%
28,100	@	Amgen, Inc.	1,553,649
115,500	@	Genzyme Corp.	7,438,200
134,400	@,L	Millennium Pharmaceuticals, Inc.	1,420,608
			10,412,457
		Building Materials: 1.8%
290,200		Masco Corp.	8,261,994
			8,261,994
		Computers: 1.0%
164,900	@	Dell, Inc.	4,707,895
71,600	X	Seagate Technology, Inc.-Escrow	1
			4,707,896
		Diversified Financial Services: 10.7%
47,461	@,L	Blackstone Group LP	1,389,183
352,466		Citigroup, Inc.	18,077,981
75,400		Freddie Mac	4,576,780
171,500		JP Morgan Chase & Co.	8,309,175
195,900		Morgan Stanley	16,432,092
			48,785,211
		Electric: 4.3%
89,600		American Electric Power Co., Inc.	4,035,584
181,700	L	Exelon Corp.	13,191,420
13,400		Northeast Utilities	380,024
70,000		Pepco Holdings, Inc.	1,974,000
			19,581,028
		Food: 1.2%
166,600		Sysco Corp.	5,496,134
			5,496,134
		Gas: 1.6%
106,900		NiSource, Inc.	2,213,899
85,000		Sempra Energy	5,034,550
			7,248,449
		Healthcare-Products: 2.2%
89,214		Johnson & Johnson	5,497,367
86,100		Medtronic, Inc.	4,465,146
			9,962,513
		Healthcare-Services: 1.1%
98,100		UnitedHealth Group, Inc.	5,016,834
			5,016,834
		Household Products/Wares: 0.9%
50,400	L	Fortune Brands, Inc.	4,151,448
			4,151,448
		Insurance: 2.6%
54,200	L	Aflac, Inc.	2,785,880
70,200		Allstate Corp.	4,318,002
48,400		Hartford Financial Services Group, Inc.	4,767,884
			11,871,766

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 3.5%
69,800	@,L	Amazon.com, Inc.	$4,775,018
11,500	@	McAfee, Inc.	404,800
314,004	@,L	Symantec Corp.	6,342,881
171,800	@,L	Yahoo!, Inc.	4,660,934
			16,183,633
		Leisure Time: 2.3%
146,600		Carnival Corp.	7,149,682
54,500		Harley-Davidson, Inc.	3,248,745
			10,398,427
		Media: 2.5%
44,300		McGraw-Hill Cos., Inc.	3,015,944
205,600		News Corp., Inc.-Class A	4,360,776
93,100	@	Viacom-Class B	3,875,753
			11,252,473
		Miscellaneous Manufacturing: 4.5%
298,300		General Electric Co.	11,418,924
167,800		Illinois Tool Works, Inc.	9,093,082
			20,512,006
		Oil & Gas: 4.7%
36,300		Chevron Corp.	3,057,912
79,300	L	ENSCO International, Inc.	4,838,093
53,900		EOG Resources, Inc.	3,937,934
48,172		ExxonMobil Corp.	4,040,667
77,200	L	GlobalSantaFe Corp.	5,577,700
			21,452,306
		Oil & Gas Services: 1.1%
150,000		Halliburton Co.	5,175,000
			5,175,000
		Pharmaceuticals: 7.1%
169,600		Bristol-Myers Squibb Co.	5,352,576
25,100	@,L	Cephalon, Inc.	2,017,789
67,900	@	Medco Health Solutions, Inc.	5,295,521
158,317		Merck & Co., Inc.	7,884,187
206,000		Wyeth	11,812,040
			32,362,113
		Retail: 4.3%
112,800	@,L	Chico's FAS, Inc.	2,745,552
111,100	L	Costco Wholesale Corp.	6,501,572
163,500		Home Depot, Inc.	6,433,725
58,900		Target Corp.	3,746,040
			19,426,889
		Semiconductors: 6.3%
220,400	L	Analog Devices, Inc.	8,295,856
510,000		Intel Corp.	12,117,600
98,700	L	Linear Technology Corp.	3,570,966
172,200	L	Xilinx, Inc.	4,609,794
			28,594,216
		Software: 5.3%
219,200	@	BEA Systems, Inc.	3,000,848
106,400	@,L	Citrix Systems, Inc.	3,582,488
92,900	@	Intuit, Inc.	2,794,432
454,400		Microsoft Corp.	13,391,167
67,300	@,L	Red Hat, Inc.	1,499,444
			24,268,379

Shares			Value
		Telecommunications: 5.8%
167,400	@@	Allergan, Inc.	$9,648,936
178,267	L	AT&T, Inc.	7,398,081
459,989		Sprint Nextel Corp.	9,526,372
			26,573,389
		Transportation: 3.6%
105,400		Burlington Northern Santa Fe Corp.	8,973,756
69,000		FedEx Corp.	7,656,930
			16,630,686
		Total Common Stock (Cost $379,382,011)	449,666,319
EXCHANGE-TRADED FUNDS: 0.4%
		Exchange-Traded Funds: 0.4%
13,700	L	SPDR Trust Series 1	2,060,891
		Total Exchange-Traded Funds (Cost $1,962,959 )	2,060,891
		Total Long-Term Investments (Cost $381,344,970)	451,727,210
Principal Amount			Value
SHORT-TERM INVESTMENTS: 19.0%
		U.S. Government Agency Obligations: 0.8%
$3,668,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	3,667,063
		Total U.S. Government Agency Obligations (Cost $3,667,063)	3,667,063
		Securities Lending Collateralcc: 18.2%
83,167,000		The Bank of New York Institutional Cash Reserves Fund	83,167,000
		Total Securities Lending Collateral (Cost $83,167,000)	83,167,000
		Total Short-Term Investments (Cost $86,834,063)	86,834,063

Total Investments in Securities (Cost $468,179,033)*	117.9%	$538,561,273
Other Assets and Liabilities - Net	(17.9)	(81,912,996)
Net Assets	100.0%	$456,648,277

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board Of Directors/Trustees.

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $468,899,910.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$71,500,155
Gross Unrealized Depreciation	(1,838,792)
Net Unrealized Appreciation	$69,661,363

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. SMALL CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 93.7%
		Aerospace/Defense: 2.0%
14,600	@	AAR Corp.	$481,946
2,800		DRS Technologies, Inc.	160,356
			642,302
		Apparel: 2.5%
13,200		Phillips-Van Heusen	799,524
			799,524
		Banks: 3.4%
11,200		Investors Financial Services Corp.	690,704
22,500		UCBH Holdings, Inc.	411,075
			1,101,779
		Biotechnology: 3.4%
2,400	@	Advanced Magnetics, Inc.	139,584
14,800	@	Exelixis, Inc.	179,080
11,000	@	Keryx Biopharmaceuticals, Inc.	107,470
11,700	@	Lifecell Corp.	357,318
5,500	@	Myriad Genetics, Inc.	204,545
6,300	@	Regeneron Pharmaceuticals, Inc.	112,896
			1,100,893
		Building Materials: 1.4%
5,600	@	Genlyte Group, Inc.	439,824
			439,824
		Commercial Services: 7.5%
7,500	@	CRA International, Inc.	361,500
10,300	@,@@	eTelecare Global Solutions, Inc. ADR	166,551
8,769		Healthcare Services Group	258,686

Shares			Value
8,000	@	Kenexa Corp.	$301,680
4,900	@	Korn/Ferry International	128,674
19,100	@	Labor Ready, Inc.	441,401
9,900	@	PeopleSupport, Inc.	112,365
19,900	@	TeleTech Holdings, Inc.	646,352
			2,417,209
		Computers: 1.9%
800	@	Data Domain, Inc.	18,400
6,400		Factset Research Systems, Inc.	437,440
600	@	Limelight Networks, Inc.	11,868
12,200	@	Radisys Corp.	151,280
			618,988
		Distribution/Wholesale: 1.4%
7,150	@	Beacon Roofing Supply, Inc.	121,479
12,900	@	LKQ Corp.	318,114
			439,593
		Electrical Components & Equipment: 0.4%
4,000	@	Energy Conversion Devices, Inc.	123,280
			123,280
		Electronics: 2.0%
16,400	@	Benchmark Electronics, Inc.	370,968
8,700	@	FEI Co.	282,402
			653,370
		Energy-Alternate Sources: 1.4%
5,000	@	First Solar, Inc.	446,450
			446,450
		Engineering & Construction: 1.6%
7,300	@	EMCOR Group, Inc.	532,170
			532,170
		Entertainment: 0.6%
6,900	@	National CineMedia, Inc.	193,269
			193,269
		Healthcare-Products: 4.1%
5,400	@	Accuray, Inc.	119,772
7,200	@	Angiodynamics, Inc.	129,672
9,900	@	Arthrocare Corp.	434,709
7,600	@	Aspect Medical Systems, Inc.	113,696
11,100	@	DexCom, Inc.	90,909
6,500	@	Hansen Medical, Inc.	122,785
4,600	@	Resmed, Inc.	189,796
5,000	@	TomoTherapy, Inc.	109,600
			1,310,939
		Healthcare-Services: 4.7%
16,100	@	Pediatrix Medical Group, Inc.	887,915
17,500	@	Psychiatric Solutions, Inc.	634,550
			1,522,465
		Household Products/Wares: 0.9%
8,600	@	Central Garden & Pet Co.	105,436
17,112	@	Central Garden and Pet Co.	200,724
			306,160

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. SMALL CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 2.7%
8,300	@	Blue Coat Systems, Inc.	$411,016
1,100	@	COMSCORE, Inc.	25,465
10,300	@	Knot, Inc.	207,957
11,800	@	Perficient, Inc.	244,260
			888,698
		Iron/Steel: 1.8%
14,000		Steel Dynamics, Inc.	586,740
			586,740
		Lodging: 2.1%
12,600	@@	Orient-Express Hotels Ltd.	672,840
			672,840
		Machinery-Diversified: 2.3%
13,400		Cognex Corp.	301,634
7,200	@	Middleby Corp.	430,704
			732,338
		Miscellaneous Manufacturing: 1.1%
9,400	@	ESCO Technologies, Inc.	340,844
			340,844
		Oil & Gas: 4.2%
18,600	@	EXCO Resources, Inc.	324,384
9,000		Patterson-UTI Energy, Inc.	235,890
33,415	@	PetroHawk Energy Corp.	529,962
5,700	@	Quicksilver Resources, Inc.	254,106
			1,344,342
		Oil & Gas Services: 3.6%
3,400	@,@@	Core Laboratories NV	345,746
29,300	@	Tetra Technologies, Inc.	826,258
			1,172,004
		Pharmaceuticals: 4.3%
9,900	@	BioMarin Pharmaceuticals, Inc.	177,606
6,100	@	Cubist Pharmaceuticals, Inc.	120,231
11,900	@	Emergent Biosolutions, Inc.	122,570
14,000	@	Isis Pharmaceuticals, Inc.	135,520
10,200	@	Penwest Pharmaceuticals Co.	127,194
18,300	@	VCA Antech, Inc.	689,727
			1,372,848
		Real Estate Investment Trusts: 1.7%
7,400		BioMed Realty Trust, Inc.	185,888
10,100		Ventas, Inc.	366,125
			552,013
		Retail: 10.1%
6,528	@	Buffalo Wild Wings, Inc.	271,500
19,500	@	California Pizza Kitchen, Inc.	418,860
8,900	@	Childrens Place Retail Stores, Inc.	459,596
20,000		Christopher & Banks Corp.	343,000
26,900		CKE Restaurants, Inc.	539,883
3,800	@	DSW, Inc.	132,316
4,500	@	Guitar Center, Inc.	269,145
30,300	@	Texas Roadhouse, Inc.	387,537
9,700	@	Tween Brands, Inc.	432,620
			3,254,457

Shares			Value
		Semiconductors: 7.5%
9,100	@	Diodes, Inc.	$380,107
11,700	@	Exar Corp.	156,780
7,300	@	Hittite Microwave Corp.	311,929
22,300	@	Microsemi Corp.	534,085
6,500	@	Photronics, Inc.	96,720
9,200	@	Power Integrations, Inc.	241,040
16,700	@	Rudolph Technologies, Inc.	277,387
12,200	@	Silicon Image, Inc.	104,676
9,300	@	Standard Microsystems Corp.	319,362
			2,422,086
		Software: 5.6%
2,100	@	DivX, Inc.	31,500
35,300	@	Nuance Communications, Inc.	590,569
17,400	@	Omnicell, Inc.	361,572
10,571	@	Phase Forward, Inc.	177,910
11,600	@	Progress Software Corp.	368,764
9,060	@	Verint Systems, Inc.	283,578
			1,813,893
		Telecommunications: 2.8%
5,100	@	BigBand Networks, Inc.	66,861
6,200	@	NeuStar, Inc.	179,614
18,300	@,@@	Nice Systems Ltd. ADR	635,742
2,000	@	Starent Networks Corp.	29,400
			911,617
		Transportation: 4.7%
17,000	@	HUB Group, Inc.	597,720
12,400		Landstar System, Inc.	598,300
12,100	@@	UTI Worldwide, Inc.	324,159
			1,520,179
		Total Common Stock (Cost $27,785,918)	30,233,114
EXCHANGE-TRADED FUNDS: 2.1%
		Exchange-Traded Funds: 2.1%
7,700		iShares Russell 2000 Growth Index Fund	660,506
		Total Exchange-Traded Funds (Cost $662,888)	660,506
		Total Long-Term Investments (Cost $28,448,806)	30,893,620
Principal Amount			Value
SHORT-TERM INVESTMENTS: 2.6%
		U.S. Government Agency Obligations: 2.6%
$846,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	845,784
		Total Short-Term Investments (Cost $845,784)	845,784

Total Investments in Securities (Cost $29,294,590)*	98.4%	$31,739,404
Other Assets and Liabilities - Net	1.6	514,749
Net Assets	100.0%	$32,254,153

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. SMALL CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $29,753,789.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,109,732
Gross Unrealized Depreciation	(1,124,117)
Net Unrealized Appreciation	$1,985,615

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 92.7%
		Agriculture: 1.3%
211,400		Altria Group, Inc.	$14,827,596
			14,827,596
		Airlines: 0.6%
463,700		Southwest Airlines Co.	6,913,767
			6,913,767
		Banks: 9.7%
670,000		Bank of America Corp.	32,756,300
374,000	@	Bank of New York Co., Inc.	15,498,560
37,500	@@,L	Barclays PLC ADR	2,092,125
113,600	L	PNC Financial Services Group, Inc.	8,131,488
146,600		US Bancorp.	4,830,470
550,000	L	Wachovia Corp.	28,187,500
446,500		Wells Fargo & Co.	15,703,405
			107,199,848
		Beverages: 3.7%
147,500		Anheuser-Busch Cos., Inc.	7,693,600
633,000		Coca-Cola Co.	33,112,230
			40,805,830
		Chemicals: 3.3%
551,300	L	EI DuPont de Nemours & Co.	28,028,092
161,000	L	Rohm & Haas Co.	8,803,480
			36,831,572

Shares			Value
		Commercial Services: 0.3%
180,100	L	Western Union Co.	$3,751,483
			3,751,483
		Computers: 2.8%
568,800	@	Dell, Inc.	16,239,240
116,600		Hewlett-Packard Co.	5,202,692
94,400		International Business Machines Corp.	9,935,600
			31,377,532
		Cosmetics/Personal Care: 0.6%
109,900		Procter & Gamble Co.	6,724,781
			6,724,781
		Diversified Financial Services: 8.6%
26,900		Bear Stearns Cos., Inc.	3,766,000
824,500		Citigroup, Inc.	42,288,605
92,300		Fannie Mae	6,029,959
246,800		Freddie Mac	14,980,760
312,400		JP Morgan Chase & Co.	15,135,780
156,900		Merrill Lynch & Co., Inc.	13,113,702
			95,314,806
		Electronics: 0.1%
63,080	@,@@,L	Flextronics International Ltd.	681,264
33,950	@,L	Kemet Corp.	239,348
			920,612
		Food: 5.7%
401,700	@@	Cadbury Schweppes PLC ADR	21,812,310
540,540		Kraft Foods, Inc.	19,054,035
733,500	@@	Unilever NV ADR	22,753,170
			63,619,515
		Forest Products & Paper: 3.5%
986,077	L	International Paper Co.	38,506,304
			38,506,304
		Healthcare-Products: 0.6%
460,600	@	Boston Scientific Corp.	7,065,604
			7,065,604
		Household Products/Wares: 1.6%
262,400		Kimberly-Clark Corp.	17,551,936
			17,551,936
		Insurance: 6.7%
127,900	L	Aflac, Inc.	6,574,060
161,600		American International Group, Inc.	11,316,848
1,520	@	Berkshire Hathaway, Inc.-Class B	5,479,600
410,460		Chubb Corp.	22,222,304
101,800		Genworth Financial, Inc.	3,501,920
44,600		Hartford Financial Services Group, Inc.	4,393,546
10,300		MBIA, Inc.	640,866
132,800	L	Metlife, Inc.	8,562,944
71,370		Torchmark Corp.	4,781,790
133,005		Travelers Cos., Inc.	7,115,768
			74,589,646

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 1.0%
481,975	@,L	Liberty Media Holding Corp.-Interactive	$10,762,502
2,300	@	McAfee, Inc.	80,960
			10,843,462
		Machinery-Diversified: 0.1%
21,970	L	Cognex Corp.	494,545
			494,545
		Media: 10.1%
145,399		Clear Channel Communications, Inc.	5,498,990
1,041,800	@,L	Comcast Corp.-Class A	29,295,416
59,700		Gannett Co., Inc.	3,280,515
94,835	@	Liberty Media Holding Corp.	11,160,183
449,600	L	News Corp., Inc.-Class B	10,313,824
1,251,300		Time Warner, Inc.	26,327,352
614,250	@,L	Viacom-Class B	25,571,228
			111,447,508
		Mining: 1.8%
480,800		Alcoa, Inc.	19,486,824
			19,486,824
		Miscellaneous Manufacturing: 1.2%
333,600		General Electric Co.	12,770,208
			12,770,208
		Pharmaceuticals: 17.2%
290,100		Abbott Laboratories	15,534,855
975,500		Bristol-Myers Squibb Co.	30,786,780
205,250		Cardinal Health, Inc.	14,498,860
385,300		Eli Lilly & Co.	21,530,564
355,200	@@,L	GlaxoSmithKline PLC ADR	18,601,824
738,400		Pfizer, Inc.	18,880,888
143,500	@@	Roche Holding AG ADR	12,727,202
180,500	@@,L	Sanofi-Aventis ADR	7,268,735
692,800	L	Schering-Plough Corp.	21,088,832
513,600		Wyeth	29,449,824
			190,368,364
		Retail: 4.6%
457,400		CVS Corp.	16,672,230
102,500	L	Home Depot, Inc.	4,033,375
143,300		Lowe's Cos., Inc.	4,397,877
547,400		Wal-Mart Stores, Inc.	26,335,414
			51,438,896
		Semiconductors: 1.7%
28,100	@,@@	ASML Holding NV	771,345
345,880		Intel Corp.	8,218,109
64,200	L	KLA-Tencor Corp.	3,527,790
154,000		Texas Instruments, Inc.	5,795,020
			18,312,264
		Software: 0.9%
121,200		First Data Corp.	3,959,604
207,500		Microsoft Corp.	6,115,025
			10,074,629

Shares			Value
		Telecommunications: 5.0%
406,400	L	AT&T, Inc.	$16,865,600
116,400	@	Cisco Systems, Inc.	3,241,740
94,277	@@	Telefonaktiebolaget LM Ericsson ADR	3,760,710
763,000		Verizon Communications, Inc.	31,412,710
			55,280,760
		Total Common Stock (Cost $886,305,582)	1,026,518,292
Principal Amount			Value
SHORT-TERM INVESTMENTS: 17.5%
		U.S. Government Agency Obligations: 6.9%
$76,680,000	Z	Federal Home Loan Bank, 4.800%, due 07/02/07	76,659,552
		Total U.S. Government Agency Obligations (Cost $76,659,552)	76,659,552
		Securities Lending Collateralcc: 10.6%
117,550,000		The Bank of New York Institutional Cash Reserves Fund	117,550,000
		Total Securities Lending Collateral (Cost $117,550,000)	117,550,000
		Total Short-Term Investments (Cost $194,209,552)	194,209,552

Total Investments in Securities (Cost $1,080,515,134)*	110.2%	$1,220,727,844
Other Assets and Liabilities - Net	(10.2)	(112,911,387)
Net Assets	100.0%	$1,107,816,457

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $1,082,227,282.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$144,491,315
Gross Unrealized Depreciation	(5,990,753)
Net Unrealized Appreciation	$138,500,562

See Accompanying Notes to Financial Statements

ING VAN KAMPEN  PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 60.9%
		Aerospace/Defense: 0.7%
141,180		Raytheon Co.	$7,608,190
			7,608,190
		Agriculture: 0.8%
112,300		Altria Group, Inc.	7,876,722
			7,876,722
		Auto Manufacturers: 0.4%
125,190	@@	Honda Motor Co., Ltd. ADR	4,543,145
			4,543,145
		Banks: 1.8%
150,696		Bank of America Corp.	7,367,527
133,090		Fifth Third Bancorp.	5,292,989
81,850		PNC Financial Services Group, Inc.	5,858,823
			18,519,339
		Beverages: 1.1%
211,360		Coca-Cola Co.	11,056,242
			11,056,242
		Chemicals: 2.6%
273,470	@@	Bayer AG ADR	20,592,291
108,770		EI DuPont de Nemours & Co.	5,529,867
			26,122,158
		Computers: 0.2%
54,626		Hewlett-Packard Co.	2,437,412
			2,437,412

Shares			Value
		Cosmetics/Personal Care: 0.9%
70,590		Estee Lauder Cos., Inc.	$3,212,551
103,820		Procter & Gamble Co.	6,352,746
			9,565,297
		Diversified Financial Services: 7.2%
476,940		Charles Schwab Corp.	9,786,809
364,070		Citigroup, Inc.	18,673,150
210,780		Freddie Mac	12,794,346
443,142		JP Morgan Chase & Co.	21,470,230
136,590		Merrill Lynch & Co., Inc.	11,416,192
			74,140,727
		Electric: 3.0%
226,550		American Electric Power Co., Inc.	10,203,812
11,000		CenterPoint Energy Resources Corp.	418,440
115,495		Entergy Corp.	12,398,388
119,420		FirstEnergy Corp.	7,730,057
			30,750,697
		Electronics: 0.2%
81,880		Applera Corp.-Applied Biosystems Group	2,500,615
			2,500,615
		Food: 2.9%
162,720	@@	Cadbury Schweppes PLC ADR	8,835,696
128,100		ConAgra Foods, Inc.	3,440,766
216,280		Kraft Foods, Inc.	7,623,870
311,120	@@	Unilever NV ADR	9,650,942
			29,551,274
		Healthcare-Products: 0.4%
283,680	@	Boston Scientific Corp.	4,351,651
			4,351,651
		Household Products/Wares: 0.3%
44,460		Kimberly-Clark Corp.	2,973,929
			2,973,929
		Insurance: 5.7%
149,820	@@	Aegon NV ADR	2,943,963
170,994		Chubb Corp.	9,257,615
110,900		Cigna Corp.	5,791,198
77,878	@	Conseco, Inc.	1,626,871
67,220		Hartford Financial Services Group, Inc.	6,621,842
466,730		Marsh & McLennan Cos., Inc.	14,412,622
211,201		Travelers Cos., Inc.	11,299,254
73,400	@@	XL Capital Ltd.-Class A	6,186,886
			58,140,251
		Internet: 2.1%
90,460	@	Amazon.com, Inc.	6,188,369
407,473	@	Symantec Corp.	8,230,955
274,742	@	Yahoo!, Inc.	7,453,750
			21,873,074
		Media: 3.7%
308,910	@	Comcast Corp.-Class A	8,686,549
773,480		Time Warner, Inc.	16,274,013
303,956	@	Viacom-Class B	12,653,688
			37,614,250

See Accompanying Notes to Financial Statements

ING VAN KAMPEN  PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Mining: 0.6%
161,230		Newmont Mining Corp.	$6,297,644
			6,297,644
		Miscellaneous Manufacturing: 4.1%
420,860		General Electric Co.	16,110,521
93,140	@@	Siemens AG ADR	13,324,608
370,160	@	Tyco International Ltd.	12,507,706
			41,942,835
		Oil & Gas: 4.4%
155,680		ConocoPhillips	12,220,880
35,800		Devon Energy Corp.	2,802,782
80,000		ExxonMobil Corp.	6,710,400
73,320		Marathon Oil Corp.	4,396,267
125,510		Occidental Petroleum Corp.	7,264,519
142,350	@@	Royal Dutch Shell PLC ADR	11,558,820
			44,953,668
		Oil & Gas Services: 0.8%
98,470		Schlumberger Ltd.	8,364,042
			8,364,042
		Pharmaceuticals: 8.8%
273,930		Abbott Laboratories	14,668,952
435,140		Bristol-Myers Squibb Co.	13,733,018
234,240		Eli Lilly & Co.	13,089,331
76,520	@@	GlaxoSmithKline PLC ADR	4,007,352
199,700		Pfizer, Inc.	5,106,329
81,890	@@	Roche Holding AG ADR	7,262,931
53,770	@@	Sanofi-Aventis ADR	2,165,318
619,850		Schering-Plough Corp.	18,868,234
194,820		Wyeth	11,170,979
			90,072,444
		Pipelines: 0.3%
108,780		Williams Cos., Inc.	3,439,624
			3,439,624
		Retail: 2.7%
172,880		Home Depot, Inc.	6,802,828
76,520		McDonald's Corp.	3,884,155
95,279	@	Office Depot, Inc.	2,886,954
189,200	@	Rite Aid Corp.	1,207,096
268,670		Wal-Mart Stores, Inc.	12,925,714
			27,706,747
		Semiconductors: 0.9%
201,857		Intel Corp.	4,796,122
316,978	@	Micron Technology, Inc.	3,971,734
			8,767,856
		Telecommunications: 4.3%
505,300	@@	Alcatel SA ADR	7,074,200
123,400	@	Cisco Systems, Inc.	3,436,690
60,386		Embarq Corp.	3,826,661
174,770	@@	France Telecom SA ADR	4,802,680
447,897		Sprint Nextel Corp.	9,275,947
376,026		Verizon Communications, Inc.	15,480,990
			43,897,168
		Total Common Stock (Cost $497,710,987)	625,067,001

Shares			Value
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
333,500		iShares MSCI Japan Index Fund	$4,839,085
		Total Exchange-Traded Funds (Cost $4,869,710)	4,839,085
PREFERRED STOCK: 3.3%
		Advertising: 0.1%
900	#,P	Interpublic Group of Cos., Inc.	962,213
			962,213
		Auto Manufacturers: 0.4%
97,800	P	Ford Motor Co. Capital Trust II	3,771,168
			3,771,168
		Diversified Financial Services: 0.2%
49,200	@@	Lazard Ltd.	1,911,912
			1,911,912
		Healthcare-Services: 0.1%
1,600	#	Healthsouth Corp.	1,480,600
			1,480,600
		Insurance: 0.1%
53,600	@@	XL Capital Ltd.	1,574,768
			1,574,768
		Media: 0.2%
27,920	P	Tribune Co.	1,870,919
			1,870,919
		Pharmaceuticals: 0.2%
35,000	P	Omnicare Capital Trust II	1,745,625
			1,745,625
		Pipelines: 0.7%
1,900		El Paso Corp.	2,776,375
105,000	P	El Paso Energy Capital Trust I	4,426,800
			7,203,175
		Savings & Loans: 0.2%
26,300		Sovereign Capital Trust	1,226,238
9,400		Washington Mutual, Inc.	517,000
			1,743,238
		Sovereign: 0.5%
50	P	Fannie Mae	4,969,719
			4,969,719
		Telecommunications: 0.6%
6,000	P	Lucent Technologies Capital Trust I	6,191,250
			6,191,250
		Total Preferred Stock (Cost $31,652,282)	33,424,587

See Accompanying Notes to Financial Statements

ING VAN KAMPEN  PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
CONVERTIBLE BONDS: 12.3%
		Advertising: 0.2%
$1,528,000	C	Interpublic Group of Cos., Inc., 4.500%, due 03/15/23	$1,717,090
			1,717,090
		Aerospace/Defense: 0.5%
4,225,000	C	L-3 Communications Corp., 3.000%, due 08/01/35	4,784,813
			4,784,813
		Auto Manufacturers: 0.7%
5,398,000	C	Ford Motor Co., 4.250%, due 12/15/36	6,787,985
			6,787,985
		Biotechnology: 1.3%
3,800,000		Amgen, Inc., 0.375%, due 02/01/13	3,391,500
4,200,000	#	Amgen, Inc., 0.375%, due 02/01/13	3,748,500
1,598,000	#	Charles River Laboratories International, Inc., 2.250%, due 06/15/13	1,931,583
3,550,000	C	Invitrogen Corp., 1.500%, due 02/15/24	3,279,313
725,000	C	Invitrogen Corp., 3.250%, due 06/15/25	740,406
			13,091,302
		Computers: 1.2%
3,150,000	C	Electronic Data Systems Corp., 3.875%, due 07/15/23	3,205,125
3,959,000	#	EMC Corp., 1.750%, due 12/01/11	5,018,033
1,205,000		EMC Corp., 1.750%, due 12/01/11	1,527,338
2,548,000		SanDisk Corp., 1.000%, due 05/15/13	2,251,795
			12,002,291
		Diversified Financial Services: 1.8%
5,800,000	C	Goldman Sachs Group, Inc., 2.000%, due 02/02/12	5,861,944
4,500,000	#	Goldman Sachs Group, Inc., 2.000%, due 05/09/14	4,331,700
7,800,000		Lehman Brothers Holdings, Inc., 1.500%, due 03/23/12	8,126,820
			18,320,464
		Entertainment: 0.2%
1,920,000	C	International Game Technology, 2.600%, due 12/15/36	1,879,200
			1,879,200
		Environmental Control: 0.1%
1,161,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	1,116,011
			1,116,011
		Food: 0.3%
7,100,000	C,Z	Supervalu, Inc., 3.370%, due 11/02/31	3,168,375
			3,168,375

Principal Amount			Value
		Healthcare-Products: 1.1%
$1,300,000	C	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	$1,270,750
3,104,000	#,C	Beckman Coulter, Inc., 2.500%, due 12/15/36	3,305,760
1,263,000	C	Edwards Lifesciences Corp., 3.875%, due 05/15/33	1,313,520
3,960,000	C	Medtronic, Inc., 1.250%, due 09/15/21	3,974,850
798,000		Medtronic, Inc., 1.500%, due 04/15/11	849,870
660,000	#	St Jude Medical, Inc., 1.220%, due 12/15/08	655,050
			11,369,800
		Healthcare-Services: 0.3%
820,000		AMERIGROUP Corp., 2.000%, due 05/15/12	723,650
2,600,000	C	Health Management Associates, Inc., 4.375%, due 08/01/23	2,791,750
			3,515,400
		Insurance: 0.2%
2,035,000	+,C	Conseco, Inc., 3.500%, due 09/30/35	2,078,244
			2,078,244
		Internet: 0.6%
5,740,000	C	Amazon.com, Inc., 4.750%, due 02/01/09	5,876,325
			5,876,325
		Media: 0.1%
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,558,475
			1,558,475
		Miscellaneous Manufacturing: 0.6%
3,750,000	C	3M Co., Discount Note, due 11/21/32	3,398,438
2,700,000	C	Eastman Kodak Co., 3.375%, due 10/15/33	2,848,500
			6,246,938
		Packaging & Containers: 0.3%
2,900,000	#,C	Sealed Air Corp., 3.000%, due 06/30/33	2,950,750
			2,950,750
		Pharmaceuticals: 1.0%
3,200,000	C	ImClone Systems, Inc., 1.375%, due 05/15/24	2,992,000
4,005,000	@@,C	Teva Pharmaceutical Finance Co. BV, 1.750%, due 02/01/26	4,010,006
3,512,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	3,419,810
			10,421,816

See Accompanying Notes to Financial Statements

ING VAN KAMPEN  PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Retail: 0.2%
$2,100,000	C	Best Buy Co., Inc., 2.250%, due 01/15/22	$2,289,000
			2,289,000
		Semiconductors: 0.2%
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	2,235,600
			2,235,600
		Telecommunications: 1.4%
2,000,000	#,C	JDS Uniphase Corp., 1.000%, due 05/15/26	1,660,000
2,600,000	C,Z	JDS Uniphase Corp., 2.210%, due 11/15/10	2,414,750
2,100,000	Z	Juniper Networks, Inc., Discount Note, due 06/15/08	2,719,500
2,200,000		Level 3 Communications, Inc., 2.875%, due 07/15/10	2,406,250
800,000	C	Level 3 Communications, Inc., 3.500%, due 06/15/12	1,013,000
2,400,000		Level 3 Communications, Inc., 6.000%, due 03/15/10	2,313,000
1,928,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	2,169,000
			14,695,500
		Total Convertible Bonds (Cost $120,334,202 )	126,105,379
CORPORATE BONDS/NOTES: 5.8%
		Airlines: 0.0%
444,515		America West Airlines, Inc., 7.100%, due 04/02/21	469,241
			469,241
		Auto Manufacturers: 0.0%
325,000		DaimlerChrysler NA Holding Corp., 7.750%, due 01/18/11	346,167
			346,167
		Banks: 1.0%
425,000		Bank of New York, 3.800%, due 02/01/08	421,234
75,000		Bank of New York, 5.200%, due 07/01/07	75,000
175,000		Bank One Corp., 6.000%, due 02/17/09	176,552
750,000		Marshall & Ilsley Bank, 3.800%, due 02/08/08	743,210
320,000		Popular North America, Inc., 5.650%, due 04/15/09	319,928
125,000		Sovereign Bank, 4.000%, due 02/01/08	123,958
905,000	@@,#	Unicredit Luxembourg Finance SA, 5.405%, due 10/24/08	905,538
5,048,000	#,C	US Bancorp., 3.606%, due 02/06/37	5,015,188
745,000	C	USB Capital IX, 6.189%, due 03/29/49	751,125

Principal Amount			Value
$1,535,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	$1,529,566
			10,061,299
		Beverages: 0.1%
485,000	@@,#	FBG Finance Ltd., 5.125%, due 06/15/15	455,266
445,000	#,C	Miller Brewing Co., 4.250%, due 08/15/08	438,397
			893,663
		Chemicals: 0.0%
315,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	309,797
			309,797
		Diversified Financial Services: 1.6%
1,100,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	1,127,543
705,000		American General Finance Corp., 4.625%, due 05/15/09	695,572
50,000		American General Finance Corp., 4.625%, due 09/01/10	48,705
200,000	C	AXA Financial, Inc., 6.500%, due 04/01/08	201,440
690,000		Caterpillar Financial Services Corp., 3.625%, due 11/15/07	685,570
100,000		CIT Group, Inc., 3.650%, due 11/23/07	99,307
305,000		CIT Group, Inc., 4.750%, due 08/15/08	302,495
645,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	632,286
600,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	609,484
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	241,406
740,000	C	Goldman Sachs Capital II, 5.793%, due 12/31/49	722,958
3,500,000		Goldman Sachs Group, Inc., 0.250%, due 08/30/08	3,786,475
125,000		Household Finance Corp., 4.125%, due 12/15/08	122,794
75,000		Household Finance Corp., 6.375%, due 10/15/11	77,135
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	155,453
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	805,151
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	53,438
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	80,104
425,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	441,906
400,000	@@,#,C	Mantis Reef Ltd., 4.692%, due 11/14/08	395,466
650,000		MBNA Corp., 5.786%, due 05/05/08	652,592

See Accompanying Notes to Financial Statements

ING VAN KAMPEN  PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services (continued)
$630,000	@@,#	Nationwide Building Society, 4.250%, due 02/01/10	$611,344
910,000	C	Residential Capital Corp., 6.375%, due 06/30/10	898,854
765,000	C	Residential Capital, LLC, 6.500%, due 04/17/13	740,307
475,000		SLM Corp., 4.000%, due 01/15/10	442,308
370,000		SLM Corp., 5.000%, due 10/01/13	316,096
215,000		Textron Financial Corp., 4.125%, due 03/03/08	213,292
480,000		Textron Financial Corp., 5.125%, due 02/03/11	475,412
355,000	@@,#,C	Two-Rock Pass-Through Trust, 6.298%, due 02/11/50	349,764
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	675,312
			16,659,969
		Electric: 0.5%
500,000	C	Arizona Public Service Co., 5.800%, due 06/30/14	494,076
485,000	C	Carolina Power & Light Co., 5.125%, due 09/15/13	470,328
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	105,574
215,000	C	Consumers Energy Co., 4.800%, due 02/17/09	212,478
245,000	C	Detroit Edison Co., 6.125%, due 10/01/10	249,549
245,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	240,681
170,000	C	Entergy Gulf States, Inc., 5.760%, due 12/01/09	170,011
235,000	C	Nisource Finance Corp., 5.930%, due 11/23/09	235,496
470,000	C	Ohio Power Co., 6.000%, due 06/01/16	471,253
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,697,745
300,000	C	Wisconsin Electric Power, 3.500%, due 12/01/07	297,581
			4,644,772
		Electrical Components & Equipment: 0.1%
365,000	C	Cooper Industries, Inc., 5.250%, due 11/15/12	358,345
280,000	@@,#	LG Electronics, Inc., 5.000%, due 06/17/10	273,738
			632,083
		Environmental Control: 0.0%
150,000	C	Waste Management, Inc., 7.375%, due 08/01/10	157,264
			157,264
		Food: 0.1%
205,000	C	ConAgra Foods, Inc., 7.000%, due 10/01/28	214,147
190,000	C	ConAgra Foods, Inc., 8.250%, due 09/15/30	225,532

Principal Amount			Value
$430,000	C	Fred Meyer, Inc., 7.450%, due 03/01/08	$435,431
355,000	C	Sara Lee Corp., 6.125%, due 11/01/32	318,546
			1,193,656
		Healthcare-Services: 0.1%
235,000	C	UnitedHealth Group, Inc., 4.125%, due 08/15/09	229,416
335,000		UnitedHealth Group, Inc., 5.440%, due 03/02/09	335,190
430,000		WellPoint, Inc., 3.750%, due 12/14/07	426,677
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	92,075
			1,083,358
		Holding Companies-Diversified: 0.1%
405,000	#,C	Capmark Financial Group, Inc., 5.875%, due 05/10/12	400,108
170,000	#,C	Capmark Financial Group, Inc., 6.300%, due 05/10/17	167,592
			567,700
		Insurance: 0.2%
540,000	@@,#,C	Catlin Insurance Co., Ltd., 7.249%, due 01/19/17	514,680
225,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	260,582
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	255,980
205,000	C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	211,404
370,000	@@	Platinum Underwriters Holdings Ltd., 6.371%, due 11/16/07	368,935
490,000		St. Paul Travelers Cos., Inc., 5.010%, due 08/16/07	489,783
			2,101,364
		Media: 0.2%
755,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	782,083
835,000		Time Warner, Inc., 5.590%, due 11/13/09	836,262
440,000	C	Viacom, Inc., 6.875%, due 04/30/36	426,397
			2,044,742
		Oil & Gas: 0.0%
350,000	C	Valero Energy Corp., 3.500%, due 04/01/09	339,499
			339,499
		Pharmaceuticals: 0.3%
3,890,000	C	Omnicare, Inc., 3.250%, due 12/15/35	3,272,463
207,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	193,028
			3,465,491

See Accompanying Notes to Financial Statements

ING VAN KAMPEN  PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Pipelines: 0.1%
$135,000	C	CenterPoint Energy Resources Corp., 6.250%, due 02/01/37	$130,445
175,000	C	Consolidated Natural Gas Co., 6.250%, due 11/01/11	178,926
435,000	C	Plains All American Pipeline LP, 6.700%, due 05/15/36	436,892
215,000	C	Texas Eastern Transmission LP, 7.000%, due 07/15/32	236,572
			982,835
		Real Estate: 0.1%
110,000	@@,C	Brookfield Asset Management, Inc., 5.800%, due 04/25/17	109,703
575,000	@@	Brookfield Asset Management, Inc., 7.125%, due 06/15/12	604,676
631,635	#	World Financial Properties, 6.910%, due 09/01/13	652,301
			1,366,680
		Real Estate Investment Trusts: 0.1%
665,000		iStar Financial, Inc., 5.710%, due 03/09/10	666,166
			666,166
		Retail: 0.2%
260,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	251,319
130,000	C	CVS Corp., 5.750%, due 08/15/11	130,108
435,319	#,C	CVS Lease Pass-Through, 6.036%, due 12/10/28	423,745
10,000	C	Federated Department Stores, 6.900%, due 04/01/29	9,561
680,000	C	Home Depot, Inc., 5.485%, due 12/16/09	679,329
460,000	C	May Department Stores Co., 6.700%, due 07/15/34	428,898
270,000	C	Yum! Brands, Inc., 8.875%, due 04/15/11	297,299
			2,220,259
		Savings & Loans: 0.2%
830,000		Sovereign Bancorp., Inc., 5.590%, due 03/23/10	830,764
225,000		Washington Mutual Bank, 5.500%, due 01/15/13	220,140
300,000	#,C	Washington Mutual Preferred Funding II, 6.665%, due 12/29/49	286,884
430,000		Washington Mutual, Inc., 8.250%, due 04/01/10	457,830
			1,795,618
		Semiconductors: 0.2%
1,927,000	#,C	Linear Technology Corp., 3.000%, due 05/01/27	1,955,905
			1,955,905

Principal Amount			Value
		Telecommunications: 0.5%
$2,100,000	@@,C	Amdocs Ltd., 0.500%, due 03/15/24	$2,178,750
35,000	C	AT&T Corp., 8.000%, due 11/15/31	41,722
510,000	@@,C	France Telecom SA, 8.500%, due 03/01/31	642,657
270,000	C	SBC Communications, Inc., 6.150%, due 09/15/34	259,712
185,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	208,340
630,000	@@,C	Telecom Italia Capital SA, 4.000%, due 01/15/10	605,993
55,000	@@,C	Telecom Italia Capital SA, 4.875%, due 10/01/10	53,610
515,000	@@,C	Telefonica Europe BV, 8.250%, due 09/15/30	600,239
410,000	@@	Vodafone Group PLC, 5.450%, due 12/28/07	410,221
			5,001,244
		Transportation: 0.1%
470,000	C	Burlington Northern Santa Fe Corp., 6.125%, due 03/15/09	475,157
585,000		Union Pacific Corp., 6.625%, due 02/01/08	588,834
			1,063,991
		Total Corporate Bonds/Notes (Cost $60,688,800)	60,022,763
U.S. TREASURY OBLIGATIONS: 14.5%
		U.S. Treasury Bonds: 8.9%
9,000,000		3.875%, due 02/15/13	8,550,711
6,350,000		4.000%, due 02/15/14	6,013,158
11,150,000		4.000%, due 02/15/15	10,444,417
27,140,000		4.250%, due 08/15/13	26,213,440
4,500,000		4.250%, due 11/15/13	4,333,712
9,525,000		4.250%, due 11/15/14	9,091,174
475,000		5.500%, due 08/15/28	492,924
8,000,000		6.000%, due 08/15/09	8,175,632
1,160,000		6.125%, due 08/15/29	1,301,557
1,325,000		6.250%, due 05/15/30	1,514,849
320,000		6.500%, due 11/15/26	369,750
2,060,000		8.125%, due 08/15/19	2,605,579
5,300,000		8.125%, due 08/15/21	6,832,447
1,925,000		8.750%, due 08/15/20	2,571,380
2,200,000		9.000%, due 11/15/18	2,925,828
			91,436,558
		U.S. Treasury Notes: 5.5%
2,000,000		3.250%, due 01/15/09	1,951,408
12,000,000		3.875%, due 05/15/09	11,784,384
9,975,000		4.500%, due 02/28/11	9,842,522
3,075,000		4.625%, due 03/31/08	3,066,833
750,000		4.625%, due 08/31/11	741,797
2,875,000		4.875%, due 05/31/08	2,873,206
19,500,000		4.875%, due 05/15/09	19,496,958
5,000,000		5.125%, due 06/30/08	5,006,255
2,000,000		5.125%, due 06/30/11	2,015,782
			56,779,145

See Accompanying Notes to Financial Statements

ING VAN KAMPEN  PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		U.S. Treasury STRIP: 0.1%
$3,100,000	^,Z	8.550%, due 05/15/25	$1,215,203
			1,215,203
		Total U.S. Treasury Obligations (Cost $150,292,060)	149,430,906
ASSET-BACKED SECURITIES: 2.3%
		Automobile Asset-Backed Securities: 1.6%
764,996	C	Capital Auto Receivables Asset Trust, 4.050%, due 07/15/09	761,778
1,350,000	C	Capital Auto Receivables Asset Trust, 4.980%, due 05/15/11	1,344,842
400,000	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	399,040
1,550,000	#,C	Capital Auto Receivables Asset Trust, 5.310%, due 10/20/09	1,549,345
1,300,000	C	Capital Auto Receivables Asset Trust, 5.380%, due 07/15/10	1,300,345
700,000	C	Capital One Auto Finance Trust, 5.070%, due 07/15/11	697,981
458,022	C	Daimler Chrysler Auto Trust, 4.040%, due 09/08/09	456,215
127,286	C	Ford Credit Auto Owner Trust, 4.170%, due 01/15/09	127,032
650,000	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10	648,810
1,225,000	C	Ford Credit Auto Owner Trust, 5.260%, due 10/15/10	1,223,846
1,175,000	C	Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12	1,150,390
825,000	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12	813,991
1,000,000	C	Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12	987,841
600,000	#,C	Hertz Vehicle Financing, LLC, 4.930%, due 02/25/10	596,178
131,303	C	Honda Auto Receivables Owner Trust, 3.930%, due 01/15/09	130,862
800,000	C	Honda Auto Receivables Owner Trust, 4.850%, due 10/19/09	798,325
776,472	C	Merrill Auto Trust Securitization, 4.100%, due 08/25/09	773,196
730,019	C	Nissan Auto Receivables Owner Trust, 3.990%, due 07/15/09	726,095
58,128	C	USAA Auto Owner Trust, 3.160%, due 02/17/09	58,049
528,377	C	USAA Auto Owner Trust, 3.580%, due 02/15/11	524,759
375,829	C	USAA Auto Owner Trust, 3.900%, due 07/15/09	374,172
59,104	C	Volkswagen Auto Lease Trust, 3.820%, due 05/20/08	59,081

Principal Amount			Value
$352,337	C	Wachovia Auto Owner Trust, 4.060%, due 09/21/09	$350,416
825,000	C	Wachovia Auto Owner Trust, 4.790%, due 04/20/10	823,149
			16,675,738
		Credit Card Asset-Backed Securities: 0.1%
1,175,000		Citibank Credit Card Issuance Trust, 5.350%, due 03/22/12	1,175,711
			1,175,711
		Other Asset-Backed Securities: 0.6%
304,039	C	Caterpillar Financial Asset Trust, 3.900%, due 02/25/09	303,117
1,125,000	C	Caterpillar Financial Asset Trust, 5.570%, due 05/25/10	1,128,660
71,793	C	CIT Equipment Collateral, 3.500%, due 09/20/08	71,458
750,000	C	CIT Equipment Collateral, 5.070%, due 02/20/10	747,648
164,599	C	CNH Equipment Trust, 4.020%, due 04/15/09	163,966
1,248,191	C	CNH Equipment Trust, 4.270%, due 01/15/10	1,240,184
600,000	C	CNH Equipment Trust, 5.200%, due 06/15/10	598,539
722,590	#,C	GE Equipment Small Ticket, LLC, 4.380%, due 07/22/09	718,904
955,882	#,C	GE Equipment Small Ticket, LLC, 4.880%, due 10/22/09	953,219
			5,925,695
		Total Asset-Backed Securities (Cost $23,867,666)	23,777,144
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
640,000		Residential Capital Corp., 5.860%, due 06/09/08	633,656
		Total Collateralized Mortgage Obligations (Cost $639,233)	633,656
		Total Long-Term Investments (Cost $890,054,940)	1,023,300,521
SHORT-TERM INVESTMENTS: 2.4%
		Commercial Paper: 0.0%
150,000		HSBC Finance Corp., 6.400%, due 06/17/08	151,343
		Total Commercial Paper (Cost $153,703)	151,343

See Accompanying Notes to Financial Statements

ING VAN KAMPEN  PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		U.S. Government Agency Obligations: 2.4%
$19,655,000	Z	Federal Home Loan Bank, 4.800%, due 07/02/07	$19,649,760
5,000,000	Z	Freddie Mac, 5.150%, due 07/18/07	4,987,149
		Total U.S. Government Agency Obligations (Cost $24,636,909)	24,636,909
		Total Short-Term Investments (Cost $24,790,612)	24,788,252

Total Investments in Securities (Cost $914,845,552)*	102.1%	$1,048,088,773
Other Assets and Liabilities - Net	(2.1)	(21,242,325)
Net Assets	100.0%	$1,026,846,448

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

STRIP  Separate Trading of Registered Interest and Principal of Securities

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may Not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established By the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

^  Interest Only (IO) Security

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $920,475,654.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$133,915,726
Gross Unrealized Depreciation	(6,302,607)
Net Unrealized Appreciation	$127,613,119

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Investors Trust was held January 4, 2007, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

To approve an Agreement and Plan of Reorganization by and among ING Goldman Sachs Structured Equity Portfolio and ING UBS U.S. Large Cap Equity Portfolio, providing for the reorganization of ING Goldman Sachs Structured Equity Portfolio with and into ING UBS U.S. Large Cap Equity Portfolio.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Goldman Sachs Sructured Equity Portfolio	1	2,395,920	691	30,117	—	2,426,728

*  Proposal 1 passed at this meeting.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser

Directed Services, LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UIPI

(0607-082407)

Funds

Semi-Annual Report

June 30, 2007

Service Class ("Class S") and
Adviser Class ("Class ADV")

ING Partners, Inc.

■  ING Fidelity® VIP Contrafund® Portfolio*

■  ING Fidelity® VIP Equity-Income Portfolio*

■  ING Fidelity® VIP Growth Portfolio*

■  ING Fidelity® VIP Mid Cap Portfolio*

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	18

Portfolio of Investments	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the SEC website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT'S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market's recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Shaun P. Mathews
President
ING Funds
August 10, 2007

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) ("MSCI World Index") measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) added 8.2%. In currencies, the dollar's early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the "carry trade", in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product ("GDP") growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country's largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee ("FOMC") in leaving the federal funds rate at 5.25%, made it clear that "...a sustained moderation in inflation pressures has yet to be convincingly demonstrated."

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC's somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) ("LBAB") of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor's 500® Composite Stock Price Index(3) ("S&P 500® Index") including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns' news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007, unless otherwise indicated. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Fidelity® VIP Contrafund® Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class S	$1,000.00	$1,086.80	1.20%	$6.21
Class ADV	1,000.00	1,085.80	1.45	7.50
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.84	1.20%	$6.01
Class ADV	1,000.00	1,017.60	1.45	7.25

*  Expenses are equal to each Portfolio's respective annualized expense ratios, including the expenses of the underlying fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal one-half year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Fidelity® VIP Equity-Income Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class S	$1,000.00	$1,083.50	1.10%	$5.68
Class ADV	1,000.00	1,081.80	1.35	6.97
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.34	1.10%	$5.51
Class ADV	1,000.00	1,018.10	1.35	6.76
ING Fidelity® VIP Growth Portfolio
Actual Portfolio Return
Class S	$1,000.00	$1,123.00	1.19%	$6.26
Class ADV	1,000.00	1,121.30	1.44	7.57
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.89	1.19%	$5.96
Class ADV	1,000.00	1,017.65	1.44	7.20
ING Fidelity® VIP Mid Cap Portfolio
Actual Portfolio Return
Class S	$1,000.00	$1,120.70	1.21%	$6.36
Class ADV	1,000.00	1,119.20	1.46	7.67
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.79	1.21%	$6.06
Class ADV	1,000.00	1,017.55	1.46	7.30

*  Expenses are equal to each Portfolio's respective annualized expense ratios, including the expenses of the underlying fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal one-half year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Growth Portfolio	ING Fidelity® VIP Mid Cap Portfolio
ASSETS:
Investments in affiliated master fund(1) at value*	$312,187,429	$49,572,122	$25,879,210	$62,566,724
Cash	311	705	2	38
Receivables:
Affiliated investment securities sold	334,178	30,493	10,713	82,731
Fund shares sold	31	69	—	6,947
Total assets	312,521,949	49,603,389	25,889,925	62,656,440
LIABILITIES:
Payable for affiliated investment securities purchased	31	69	—	6,947
Payable for fund shares redeemed	334,178	30,493	10,713	82,731
Payable to affiliates	77,873	12,527	6,340	15,778
Total liabilities	412,082	43,089	17,053	105,456
NET ASSETS	$312,109,867	$49,560,300	$25,872,872	$62,550,984
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$269,120,334	$41,356,615	$21,935,888	$54,021,208
Undistributed net investment income	929,737	797,954	42,345	90,703
Accumulated net realized gain on investments	21,753,710	3,215,590	822,362	5,553,066
Net unrealized appreciation on investments	20,306,086	4,190,141	3,072,277	2,886,007
NET ASSETS	$312,109,867	$49,560,300	$25,872,872	$62,550,984
* Cost of investments in affiliated master fund	$291,881,343	$45,381,981	$22,806,933	$59,680,717
Class S:
Net assets	$304,924,111	$48,446,271	$25,848,746	$59,766,444
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	20,986,484	3,456,444	2,023,102	3,831,812
Net asset value and redemption price per share	$14.53	$14.02	$12.78	$15.60
Class ADV:
Net assets	$7,185,756	$1,114,029	$24,126	$2,784,540
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	498,297	80,255	1,891	179,800
Net asset value and redemption price per share	$14.42	$13.88	$12.76	$15.49

(1)  The affiliated master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP MidCap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the affiliated master Fidelity funds' financial statements.

See Accompanying Notes to Financial Statements
6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Growth Portfolio	ING Fidelity® VIP Mid Cap Portfolio
INVESTMENT INCOME:
Dividends from affiliated master fund(1)	$76,339	$15,405	$74,438	$130,638
Interest	44	3	—	5
Total investment income	76,383	15,408	74,438	130,643
EXPENSES:
Distribution and service fees
Class S	323,300	52,535	26,694	61,535
Class ADV	16,960	2,577	55	5,972
Administrative service fees	66,358	10,765	5,344	12,905
Total expenses	406,618	65,877	32,093	80,412
Net investment income (loss)	(330,235)	(50,469)	42,345	50,231
REALIZED AND UNREALIZED GAIN ON AFFILIATED MASTER FUND:
Distributions of realized gains from affiliated master fund	3,053,553	61,620	—	4,432,281
Net realized gain on sales of affiliated master fund	1,124,194	316,478	365,463	27,833
Net realized gain on affiliated master fund	4,177,747	378,098	365,463	4,460,114
Net change in unrealized appreciation or depreciation on affiliated master fund	19,060,005	3,212,961	2,228,911	1,538,053
Net realized and unrealized gain on affiliated master fund and net realized gain distributions from affiliated master fund	23,237,752	3,591,059	2,594,374	5,998,167
Increase in net assets resulting from operations	$22,907,517	$3,540,590	$2,636,719	$6,048,398

(1)  The affiliated master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP MidCap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the affiliated master Fidelity funds' financial statements.

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio		ING Fidelity® VIP Equity-Income Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income (loss)	$(330,235)	$1,194,478	$(50,469)	$595,138
Net realized gain on affiliated master fund	4,177,747	17,642,137	378,098	3,091,385
Net change in unrealized appreciation or depreciation on affiliated master fund	19,060,005	(2,829,162)	3,212,961	553,400
Net increase in net assets resulting from operations	22,907,517	16,007,453	3,540,590	4,239,923
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class S	—	(22,772)	—	(24,482)
Class ADV	—	(698)	—	(577)
Total distributions	—	(23,470)	—	(25,059)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	71,364,410	152,796,791	14,888,716	21,831,009
Dividends reinvested	—	23,470	—	25,059
	71,364,410	152,820,261	14,888,716	21,856,068
Cost of shares redeemed	(6,405,686)	(5,906,700)	(2,908,533)	(2,368,517)
Net increase in net assets resulting from capital share transactions	64,958,724	146,913,561	11,980,183	19,487,551
Net increase in net assets	87,866,241	162,897,544	15,520,773	23,702,415
NET ASSETS:
Beginning of period	224,243,626	61,346,082	34,039,527	10,337,112
End of period	$312,109,867	$224,243,626	$49,560,300	$34,039,527
Undistributed net investment income at end of period	$929,737	$1,259,972	$797,954	$848,423

See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Growth Portfolio		ING Fidelity® VIP Mid Cap Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income (loss)	$42,345	$(27,089)	$50,231	$(54,809)
Net realized gain on affiliated master fund	365,463	487,638	4,460,114	1,189,458
Net change in unrealized appreciation or depreciation on affiliated master fund	2,228,911	418,050	1,538,053	935,565
Net increase in net assets resulting from operations	2,636,719	878,599	6,048,398	2,070,214
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class S	—	(20,310)	—	(14,205)
Class ADV	—	—	—	(1,042)
Total distributions	—	(20,310)	—	(15,247)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,161,782	12,365,025	16,750,407	34,788,020
Dividends reinvested	—	20,310	—	15,247
	8,161,782	12,385,335	16,750,407	34,803,267
Cost of shares redeemed	(2,379,848)	(6,469,105)	(1,000,167)	(1,671,925)
Net increase in net assets resulting from capital share transactions	5,781,934	5,916,230	15,750,240	33,131,342
Net increase in net assets	8,418,653	6,774,519	21,798,638	35,186,309
NET ASSETS:
Beginning of period	17,454,219	10,679,700	40,752,346	5,566,037
End of period	$25,872,872	$17,454,219	$62,550,984	$40,752,346
Undistributed net investment income at end of period	$42,345	$—	$90,703	$40,472

See Accompanying Notes to Financial Statements
9

ING FIDELITY® VIP CONTRAFUND PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.37		12.03		10.34	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.02	)*	0.11	*	(0.01)	0.00	**
Net realized and unrealized gain on investments	$1.18		1.23		1.70	0.34
Total from investment operations	$1.16		1.34		1.69	0.34
Less distributions from:
Net realized gains on investments	$—		0.00	**	—	—
Total distributions	$—		0.00	**	—	—
Net asset value, end of period	$14.53		13.37		12.03	10.34
Total Return(2)%	8.68		11.16		16.34	3.40
Ratios and Supplemental Data:
Net assets, end of period (000's)	$304,924		217,927		57,988	33
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30		0.30		0.30	0.30
Net investment income (loss) excluding expenses of the master fund(3)%	(0.24)		0.84		(0.29)	(0.30)
Portfolio turnover rate(4)%	3		16		5	0

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

*  Per share data calculated using average shares outstanding throughout the period.

**  Amount is less than $0.005 per share.

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Expenses including gross expenses of the master fund(3)%	1.20	1.21	1.21	1.23	†
Expenses including expenses net of all reductions of the master fund(3)%	1.20	1.20	1.19	1.21	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.20	1.21	1.21	1.23	†
Portfolio turnover rate of master fund(3)%	68	75	60	64	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
10

ING FIDELITY® VIP CONTRAFUND PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006		Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.28	11.99		10.34	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.04)	0.07	*	(0.03)	(0.01)
Net realized and unrealized gain on investments	$1.18	1.22		1.68	0.35
Total from investment operations	$1.14	1.29		1.65	0.34
Less distributions from:
Net realized gains on investments	$—	0.00	**	—	—
Total distributions	$—	0.00	**	—	—
Net asset value, end of period	$14.42	13.28		11.99	10.34
Total Return(2)%	8.58	10.78		15.96	3.40
Ratios and Supplemental Data:
Net assets, end of period (000's)	$7,186	6,317		3,358	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.55	0.55		0.55	0.55
Net investment income (loss) excluding expenses of the master fund(3)%	(0.48)	0.53		(0.50)	(0.55)
Portfolio turnover rate(4)%	3	16		5	0

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

*  Per share data calculated using average shares outstanding throughout the period.

**  Amount is less than $0.005 per share.

	Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Expenses including gross expenses of the master fund(3)%	1.45	1.46	1.46	1.48	†
Expenses including expenses net of all reductions of the master fund(3)%	1.45	1.45	1.44	1.46	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.45	1.46	1.46	1.48	†
Portfolio turnover rate of master fund(3)%	68	75	60	64	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
11

ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

	Class S
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$12.94		10.83		10.28	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.02	)*	0.33	*	(0.01)	0.00	**
Net realized and unrealized gain on investments	$1.10		1.79		0.56	0.28
Total from investment operations	$1.08		2.12		0.55	0.28
Less distributions from:
Net realized gains on investments	$—		0.01		—	—
Total distributions	$—		0.01		—	—
Net asset value, end of period	$14.02		12.94		10.83	10.28
Total Return(2)%	8.35		19.61		5.35	2.80
Ratios and Supplemental Data:
Net assets, end of period (000's)	$48,446		33,038		10,259	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30		0.30		0.30	0.30
Net investment income (loss) excluding expenses of the master fund(3)%	(0.23)		2.77		(0.30)	(0.30)
Portfolio turnover rate(4)%	7		25		22	0

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

*  Per share data calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005 per share.

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Expenses including gross expenses of the master fund(3)%	1.10	1.12	1.11	1.13	†
Expenses including expenses net of all reductions of the
master fund(3)%	1.10	1.12	1.10	1.12	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.10	1.12	1.11	1.13	†
Portfolio turnover rate of master fund(3)%	18	22	19	22	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
12

ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

	Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006		Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$12.83	10.78		10.27	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.04)	0.33	*	(0.03)	(0.01)
Net realized and unrealized gain on investments	$1.09	1.73		0.54	0.28
Total from investment operations	$1.05	2.06		0.51	0.27
Less distributions from:
Net realized gains on investments	$—	0.01		—	—
Total distributions	$—	0.01		—	—
Net asset value, end of period	$13.88	12.83		10.78	10.27
Total Return(2)%	8.18	19.14		4.97	2.70
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,114	1,002		78	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.55	0.55		0.55	0.55
Net investment income (loss) excluding expenses of the master fund(3)%	(0.47)	2.80		(0.44)	(0.55)
Portfolio turnover rate(4)%	7	25		22	0

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

*  Per share data calculated using average number of shares outstanding throughout the period.

	Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Expenses including gross expenses of the master fund(3)%	1.35	1.37	1.36	1.38	†
Expenses including expenses net of all reductions of the master fund(3)%	1.35	1.37	1.35	1.37	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.35	1.37	1.36	1.38	†
Portfolio turnover rate of master fund(3)%	18	22	19	22	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
13

ING FIDELITY® VIP GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$11.38	10.73	10.21	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.02	(0.02)	(0.01)	(0.00	)*
Net realized and unrealized gain on investments	$1.38	0.68	0.53	0.21
Total from investment operations	$1.40	0.66	0.52	0.21
Less distributions from:
Net realized gains on investments	$—	0.01	—	—
Total distributions	$—	0.01	—	—
Net asset value, end of period	$12.78	11.38	10.73	10.21
Total Return(2)%	12.30	6.19	5.09	2.10
Ratios and Supplemental Data:
Net assets, end of period (000's)	$25,849	17,434	10,679	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30	0.30	0.30	0.30
Net investment income (loss) excluding expenses of the master fund(3)%	0.40	(0.18)	(0.28)	(0.30)
Portfolio turnover rate(4)%	11	43	29	0

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases and sales of the master fund.

*  Amount is more than $(0.005) per share.

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Expenses including gross expenses of the master fund(3)%	1.19	1.24	1.22	1.23	†
Expenses including expenses net of all reductions of the master fund(3)%	1.19	1.22	1.18	1.20	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.19	1.24	1.22	1.23	†
Portfolio turnover rate of master fund(3)%	94	114	79	72	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
14

ING FIDELITY® VIP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

	Class ADV
	Six Months Ended June 30, 2007	October 30, 2006(5) to December 31, 2006	January 1, 2006 to May 4, 2006(5)	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$11.38	11.34	10.68	10.20	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.01)	(0.01)	(0.05)	(0.01)
Net realized and unrealized gain on investments	$1.37	0.05	0.53	0.53	0.21
Total from investment operations	$1.38	0.04	0.52	0.48	0.20
Less distributions from:
Net realized gains on investments	$—	—	—	—	—
Total distributions	$—	—	—	—	—
Net asset value, end of period	$12.76	11.38	11.20	10.68	10.20
Total Return(2)%	12.13	0.35	4.87	4.71	2.00
Ratios and Supplemental Data:
Net assets, end of period (000's)	$24	21	1	1	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.55	0.55	0.55	0.55	0.55
Net investment income (loss) excluding expenses of the master fund(3)%	0.21	(0.55)	(0.20)	(0.25)	(0.55)
Portfolio turnover rate(4)%	11	43	43	29	0

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases and sales of the master fund.

(5)  Class ADV was fully redeemed on May 5, 2006 and recommenced operations on October 30, 2006.

	Class ADV
	Six Months Ended June 30, 2007	October 30, 2006(5) to December 31, 2006	January 1, 2006 to May 4, 2006(5)	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Expenses including gross expenses of the master fund(3)%	1.44	1.49	1.49	1.47	1.48	†
Expenses including expenses net of all reductions of the master fund(3)%	1.44	1.47	1.47	1.43	1.45	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.44	1.49	1.49	1.47	1.48	†
Portfolio turnover rate of master fund(3)%	94	114	114	79	72	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
15

ING FIDELITY® VIP MID CAP PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006		Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.92	12.42		10.56	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.03	)*	(0.01)	(0.00	)**
Net realized and unrealized gain on investments	$1.67	1.54		1.87	0.56
Total from investment operations	$1.68	1.51		1.86	0.56
Less Distributions from:
Net realized gains on investments	$—	0.01		—	—
Total Distributions	$—	0.01		—	—
Net asset value, end of period	$15.60	13.92		12.42	10.56
Total Return(2)%	12.07	12.15		17.61	5.60
Ratios and Supplemental Data:
Net assets, end of period (000's)	$59,766	38,562		4,065	17
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30	0.30		0.30	0.30
Net investment income (loss) excluding expenses of the master fund(3)%	0.21	(0.24)		(0.32)	(0.30)
Portfolio turnover rate(4)%	10	12		14	0

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases and sales of the master fund.

*  Per share data calculated using average shares outstanding throughout the period.

**  Amount is more than $(0.005) per share.

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Expenses including gross expenses of the master fund(3)%	1.22	1.23	1.24	1.26	†
Expenses including expenses net of all reductions of the master fund(3)%	1.21	1.21	1.19	1.23	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.22	1.23	1.24	1.26	†
Portfolio turnover rate of master fund(3)%	153	149	107	55	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
16

ING FIDELITY® VIP MID CAP PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

	Class ADV
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.84		12.39		10.55	10.00
Income (loss) from investment operations:
Net investment loss	$(0.00	)**	(0.05	)*	(0.02)	(0.00	)**
Net realized and unrealized gain on investments	$1.65		1.51		1.86	0.55
Total from investment operations	$1.65		1.46		1.84	0.55
Less Distributions from:
Net realized gains on investments	$—		0.01		—	—
Total Distributions	$—		0.01		—	—
Net asset value, end of period	$15.49		13.84		12.39	10.55
Total Return(2)%	11.92		11.77		17.44	5.50
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,785		2,190		1,501	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.55		0.55		0.55	0.55
Net investment loss excluding expenses of the master fund(3)%	(0.03)		(0.40)		(0.48)	(0.55)
Portfolio turnover rate(4)%	10		12		14	0

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases and sales of the master fund.

*  Per share data calculated using average shares outstanding throughout the period.

**  Amount is more than $(0.005) per share.

	Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Expenses including gross expenses of the master fund(3)%	1.47	1.48	1.49	1.51	†
Expenses including expenses net of all reductions of the master fund(3)%	1.46	1.46	1.44	1.48	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.47	1.48	1.49	1.51	†
Portfolio turnover rate of master fund(3)%	153	149	107	55	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

The ING Partners, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series ("Portfolios"), each of which has its own investment objective, policies and restrictions. The Portfolios serve as investment options underlying variable insurance products offered by ING Directed Services, LLC(1) ("DSL" or the "Investment Adviser") and its insurance company affiliates. At June 30, 2007 there were thirty-eight separate investment series which comprise the Fund. The four Portfolios included in this report are: ING Fidelity® VIP Contrafund® Portfolio* ("Contrafund"); ING Fidelity® VIP Equity-Income Portfolio ("Equity-Income"), ING Fidelity® VIP Growth Portfolio ("Growth") and ING Fidelity® VIP Mid Cap Portfolio ("Mid Cap") (each, a "Portfolio" and collectively, the "Portfolios").

Contrafund seeks long-term capital appreciation by investing all of its assets in the Service Class 2 Shares of the VIP Contrafund Portfolio, a series of Fidelity Variable Insurance Products Fund II, a registered open-end investment company.

Equity-Income seeks reasonable income and also considers the potential for capital appreciation by investing all of its assets in the Service Class 2 Shares of the VIP Equity-Income Portfolio, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company.

Growth seeks capital appreciation by investing all of its assets in the Service Class 2 Shares of the VIP Growth Portfolio, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company.

Mid Cap seeks long-term growth of capital by investing all of its assets in the Service Class 2 Shares of the VIP Mid Cap Portfolio, a series of Fidelity Variable Insurance Products Fund III, a registered open-end investment company.

Each Portfolio in this report operates as a "feeder fund" which means the only investment security is a separate mutual fund, the master funds: VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio (each a "Master Fund" and collectively, the "Master Funds"). VIP Contrafund Portfolio is a series of Fidelity Variable Insurance Products Fund II; VIP Equity-Income Portfolio and VIP Growth Portfolio are series of Fidelity Variable Insurance Products Fund; and VIP Mid Cap Growth Portfolio is a series of Fidelity Variable Insurance Products Fund III. Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. Typically, the Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities. At June 30, 2007, Contrafund, Equity-Income, Growth and Mid Cap Portfolios each held 1.4% or less of their respective Master Fund.

The Portfolios offer two classes of shares, referred to as Service Class (Class "S") and Adviser Class (Class "ADV"). Each share class represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, and any different shareholder services relating to a class of shares. Shareholders of the Class ADV of each Portfolio will generally be entitled to exchange those shares at net asset value for Adviser Class shares of other Portfolios that offer Adviser Class shares. Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser Class shares after an exchange. Shareholders of Service Class shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Service Class shares of other Portfolios that offer Service Class shares. Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts.

(1)  Prior to December 31, 2006, ING Life Insurance and Annuity Company ("ILIAC") served as the investment adviser to the Portfolios. On November 9, 2006, the Board approved the consolidation of investment advisory functions of ILIAC into DSL resulting in the assumption by DSL of the advisory agreement between the Fund and ILIAC.

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

Each Portfolio is distributed by ING Funds Distributor, LLC(1) ("IFD" or the "Distributor"). DSL serves as the investment adviser to each Portfolio. IFD and DSL are both indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. The valuation of each Portfolio's investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds' notes to their financial statements, which accompany this report.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. The Board of Directors ("Board") intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the

(1)  Prior to December 31, 2006, ING Financial Advisers, LLC ("IFA") served as distributor to the Portfolios. On November 9, 2006, the Board approved the consolidation of distribution functions of IFA into IFD resulting in the assumption by IFD of the distribution agreement between the Fund and IFA.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Fidelity Management & Research Company ("FMR") serves as manager to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee.

Each Master Fund, VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of 0.56%, 0.46%, 0.56%, and 0.56%, of each respective Master Fund's current average daily net assets. Pursuant to its Investment Management Agreement with the Fund, DSL may charge an annual advisory fee to a respective Portfolio at annual rates equal to 0.58%, 0.48%, 0.58% and 0.58% of average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, DSL does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC will charge an administration fee of 0.05% of average daily net assets for that Portfolio. Pursuant to its administration agreement with the Portfolios, ING Funds Services, LLC may receive an annual administration fee equal to 0.15%, 0.15%, 0.15% and 0.17% of average daily net assets for Contrafund, Equity-Income, Growth and Mid Cap, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company.

NOTE 4 — INVESTMENT IN UNDERLYING PORTFOLIOS

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of the Master Funds were as follows:

Portfolio	Purchases	Sales
Contrafund	$73,855,666	$9,206,516
Equity Income	14,915,392	2,981,661
Growth	8,217,597	2,391,496
Mid Cap	21,182,132	5,376,509

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each Portfolio has adopted a Shareholder Servicing Plan ("Service Plan") for the Class S and Class ADV shares of each Portfolio. Under the Service Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S and Class ADV shares.

Each Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") for the Class ADV shares of each Portfolio. The Distribution Plan provides for a distribution fee, payable to IFD as the Fund's Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class ADV shares.

Fidelity Distributors Corporation ("FDC") distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class S and Class ADV of each Portfolio pay only their proportionate share of the Master Fund 12b-1 plan expenses.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2007, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

	Accrued Administrative Service Fee	Accrued Distribution Fee	Total
Contrafund	$12,734	$65,139	$77,873
Equity-Income	2,049	10,478	12,527
Growth	1,056	5,284	6,340
Mid Cap	2,535	13,243	15,778

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

At June 30, 2007, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Contrafund (99.72%); Equity-Income (99.67%); Growth (99.96%); Mid Cap (99.54%).

The Trust has adopted a Retirement Policy ("Policy") covering all independent directors of the Portfolio who will have served as an independent director for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any), but also indirectly similar expenses of the underlying mutual funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Contrafund (Number of Shares)
Shares sold	5,097,055	11,899,717	69,211	239,767
Dividends reinvested	—	1,862	—	57
Shares redeemed	(414,732)	(416,699)	(46,471)	(44,327)
Net increase in shares outstanding	4,682,323	11,484,880	22,740	195,497
Contrafund ($)
Shares sold	$70,413,515	$149,782,783	$950,895	$3,014,008
Dividends reinvested	—	22,772	—	698
Shares redeemed	(5,758,996)	(5,352,587)	(646,690)	(554,113)
Net increase	$64,654,519	$144,452,968	$304,205	$2,460,593
	Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Equity-Income (Number of Shares)
Shares sold	1,108,280	1,802,997	11,606	77,569
Dividends reinvested	—	2,138	—	51
Shares redeemed	(205,803)	(198,437)	(9,453)	(6,778)
Net increase in shares outstanding	902,477	1,606,698	2,153	70,842
Equity-Income ($)
Shares sold	$14,736,949	$20,947,596	$151,767	$883,413
Dividends reinvested	—	24,482	—	577
Shares redeemed	(2,788,423)	(2,290,414)	(120,110)	(78,103)
Net increase	$11,948,526	$18,681,664	$31,657	$805,887

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES (continued)

	Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006(1)
Growth (Number of Shares)
Shares sold	688,530	1,124,091	1,126	2,495
Dividends reinvested	—	1,960	—	—
Shares redeemed	(196,846)	(590,138)	(1,042)	(788)
Net increase in shares outstanding	491,684	535,913	84	1,707
Growth ($)
Shares sold	$8,148,589	$12,336,946	$13,193	$28,079
Dividends reinvested	—	20,310	—	—
Shares redeemed	(2,367,557)	(6,460,226)	(12,291)	(8,879)
Net increase	$5,781,032	$5,897,030	$902	$19,200

(1)  Class ADV was fully redeemed on May 5, 2006 and recommenced operations on October 30, 2006.

	Class S		Class ADV
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Mid Cap (Number of Shares)
Shares sold	1,111,506	2,544,937	39,185	61,632
Dividends reinvested	—	1,092	—	80
Shares redeemed	(50,597)	(102,288)	(17,685)	(24,653)
Net increase in shares outstanding	1,060,909	2,443,741	21,500	37,059
Mid Cap ($)
Shares sold	$16,165,476	$33,967,125	$584,931	$820,895
Dividends reinvested	—	14,205	—	1,042
Shares redeemed	(738,041)	(1,351,628)	(262,126)	(320,297)
Net increase	$15,427,435	$32,629,702	$322,805	$501,640

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2007. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2006 was as follows:

	Ordinary Income	Long-Term Capital Gains
Contrafund	$23,470	$—
Equity-Income	25,059	—
Growth	20,310	—
Mid Cap	13,176	2,071

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation	Capital Loss Carryforwards
Contrafund	$1,445,296	$17,390,640	$1,246,081	$—
Equity-Income	949,335	2,736,584	977,177	—
Growth	259,733	199,436	841,097	—
Mid Cap	79,447	1,053,978	1,347,954	—

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2007, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Contrafund
Class ADV	$0.0248	$0.0085	$0.7772	August 3, 2007	July 31, 2007
Class S	0.0572	0.0085	0.7772	August 3, 2007	July 31, 2007
Equity-Income
Class ADV	$0.2137	$0.0297	$0.7697	August 3, 2007	July 31, 2007
Class S	0.2402	0.0297	0.7697	August 3, 2007	July 31, 2007
Growth
Class ADV	$—	$0.1271	$0.0979	August 3, 2007	July 31, 2007
Class S	—	0.1271	0.0979	August 3, 2007	July 31, 2007
Mid Cap
Class ADV	$—	$0.0106	$0.2552	August 3, 2007	July 31, 2007
Class S	0.0115	0.0106	0.2552	August 3, 2007	July 31, 2007

NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the "SEC") has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds' semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 11 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

In 2004, DSL (formerly, known as ILIAC) reported to the Boards of Directors/ Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

funds and variable insurance products. DSL has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep, including DSL (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers ("NASD") regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 DSL reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. DSL reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of DSL were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of DSL entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of DSL, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of DSL entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

provide their retirement product customers with the One-Page Disclosure described above. Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

26

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP CONTRAFUND® PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
9,338,541	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Shares		$312,187,429
	Total Investments in Securities (Cost $291,881,343)*	100.0%	$312,187,429
	Other Assets and Liabilities - Net	(0.0)	(77,562)
	Net Assets	100.0%	$312,109,867

*  Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$20,306,086
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$20,306,086

See Accompanying Notes to Financial Statements
27

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,769,169	Fidelity® VIP Equity-Income Portfolio - Service Class 2 Shares		$49,572,122
	Total Investments in Securities (Cost $45,381,981)*	100.0%	$49,572,122
	Other Assets and Liabilities - Net	(0.0)	(11,822)
	Net Assets	100.0%	$49,560,300

*  Cost for federal income tax purposes is $45,381,984.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,190,138
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$4,190,138

See Accompanying Notes to Financial Statements
28

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
652,527	Fideility® VIP Growth Portfolio - Service Class 2 shares		$25,879,210
	Total Investments in Securities (Cost $22,806,933)*	100.0%	$25,879,210
	Other Assets and Liabilities - Net	(0.0)	(6,338)
	Net Assets	100.0%	$25,872,872

*  Cost for federal income tax purposes is $22,809,202.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,070,008
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$3,070,008

See Accompanying Notes to Financial Statements
29

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP MID CAP PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,800,481	Fidelity® VIP MidCap Portfolio - Service Class 2 Shares		$62,566,724
	Total Investments in Securities (Cost $59,680,717)*	100.0%	$62,566,724
	Other Assets and Liabilities - Net	(0.0)	(15,740)
	Net Assets	100.0%	$62,550,984

*  Cost for federal income tax purposes is $59,684,513.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,882,211
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$2,882,211

See Accompanying Notes to Financial Statements
30

Investment Adviser

ING Directed Services, LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFID (0607-082407)

Funds

Semi-Annual Report

June 30, 2007

Adviser Class ("ADV"), Initial Class ("I"),
Service Class ("S") and Class T

ING Partners, Inc.

■  ING Solution Income Portfolio

■  ING Solution 2015 Portfolio

■  ING Solution 2025 Portfolio

■  ING Solution 2035 Portfolio

■  ING Solution 2045 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	7

Statements of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	12

Notes to Financial Statements	17

Portfolio Asset Allocation	27

Portfolios of Investments	28

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at 1-800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT'S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market's recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Shaun P. Mathews
President
ING Funds
August 10, 2007

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) ("MSCI World Index") measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) added 8.2%. In currencies, the dollar's early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the "carry trade", in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product ("GDP") growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country's largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee ("FOMC") in leaving the federal funds rate at 5.25%, made it clear that "...a sustained moderation in inflation pressures has yet to be convincingly demonstrated."

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC's somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) ("LBAB") of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor's 500® Composite Stock Price Index(3) ("S&P 500® Index") including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns' news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Solution Income Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2007**
Actual Portfolio Return
Class ADV	$1,000.00	$1,025.30	0.62%	$3.11
Class I	1,000.00	1,028.60	0.12	0.60
Class S	1,000.00	1,027.00	0.37	1.86
Class T	1,000.00	1,024.50	0.82	4.12
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,022.96	0.37	1.86
Class T	1,000.00	1,020.73	0.82	4.11

*  Expense ratios do not include expenses of the underlying funds.

**  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Solution 2015 Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2007**
Actual Portfolio Return
Class ADV	$1,000.00	$1,039.70	0.62%	$3.14
Class I	1,000.00	1,041.80	0.12	0.61
Class S	1,000.00	1,040.30	0.37	1.87
Class T	1,000.00	1,038.10	0.82	4.14
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,022.96	0.37	1.86
Class T	1,000.00	1,020.73	0.82	4.11
ING Solution 2025 Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,050.50	0.62%	$3.15
Class I	1,000.00	1,053.20	0.12	0.61
Class S	1,000.00	1,051.90	0.37	1.88
Class T	1,000.00	1,049.80	0.82	4.17
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,022.96	0.37	1.86
Class T	1,000.00	1,020.73	0.82	4.11
ING Solution 2035 Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,056.90	0.62%	$3.16
Class I	1,000.00	1,060.30	0.12	0.61
Class S	1,000.00	1,059.00	0.37	1.89
Class T	1,000.00	1,056.30	0.82	4.18
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,022.96	0.37	1.86
Class T	1,000.00	1,020.73	0.82	4.11

*  Expense ratios do not include expenses of the underlying funds.

**  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Solution 2045 Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2007**
Actual Portfolio Return
Class ADV	$1,000.00	$1,065.30	0.62%	$3.17
Class I	1,000.00	1,067.00	0.12	0.62
Class S	1,000.00	1,066.60	0.37	1.90
Class T	1,000.00	1,064.00	0.82	4.20
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,022.96	0.37	1.86
Class T	1,000.00	1,020.73	0.82	4.11

*  Expense ratios do not include expenses of the underlying funds.

**  Expenses are equal to each Fund's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING Solution Income Portfolio	ING Solution 2015 Portfolio	ING Solution 2025 Portfolio	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds at value*	$132,474,380	$432,141,650	$648,430,236	$516,247,038	$281,319,465
Receivable for fund shares sold	105,280	580,870	1,296,304	1,889,433	670,495
Total assets	132,579,660	432,722,520	649,726,540	518,136,471	281,989,960
LIABILITIES:
Payable for investments purchased in affiliated underlying funds	85,246	576,286	1,296,304	1,889,308	654,334
Payable for fund shares redeemed	20,034	4,584	—	124	16,161
Payable for income from affiliated underlying funds	343	—	—	—	—
Payable to affiliates	48,620	155,697	234,117	185,798	98,582
Total liabilities	154,243	736,567	1,530,421	2,075,230	769,077
NET ASSETS	$132,425,417	$431,985,953	$648,196,119	$516,061,241	$281,220,883
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$126,702,507	$402,438,342	$594,054,340	$468,077,283	$254,486,465
Undistributed net investment income	836,098	2,430,022	2,121,380	1,802,281	501,644
Accumulated net realized gain on investments	2,108,256	9,328,489	16,238,447	14,208,939	8,380,758
Net unrealized appreciation on investments	2,778,556	17,789,100	35,781,952	31,972,738	17,852,016
NET ASSETS	$132,425,417	$431,985,953	$648,196,119	$516,061,241	$281,220,883
* Cost of investments in affiliated underlying funds	$129,695,824	$414,352,550	$612,648,284	$484,274,300	$263,467,449
Class ADV:
Net assets	$49,617,119	$151,302,564	$226,905,414	$174,273,338	$89,184,755
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,368,105	12,296,023	17,595,112	13,030,999	6,436,763
Net asset value and redemption price per share	$11.36	$12.31	$12.90	$13.37	$13.86
Class I:
Net assets	$9,218,662	$27,947,956	$36,839,980	$28,697,523	$19,617,728
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	801,805	2,244,308	2,819,563	2,120,560	1,400,129
Net asset value and redemption price per share	$11.50	$12.45	$13.07	$13.53	$14.01
Class S:
Net assets	$71,512,273	$248,051,474	$374,498,165	$302,362,025	$168,579,155
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,254,928	20,031,175	28,846,315	22,467,028	12,105,089
Net asset value and redemption price per share	$11.43	$12.38	$12.98	$13.46	$13.93
Class T:
Net assets	$2,077,363	$4,683,959	$9,952,560	$10,728,355	$3,839,245
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	183,853	381,993	774,090	805,815	278,257
Net asset value and redemption price per share	$11.30	$12.26	$12.86	$13.31	$13.80

See Accompanying Notes to Financial Statements
7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING Solution Income Portfolio	ING Solution 2015 Portfolio	ING Solution 2025 Portfolio	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$195,586	$765,741	$558,174	$436,353	$293,272
Total investment income	195,586	765,741	558,174	436,353	293,272
EXPENSES:
Investment management fees	55,241	181,591	267,412	211,733	111,797
Distribution and service fees:
Class ADV	94,034	283,492	410,816	316,766	160,183
Class S	79,143	277,399	414,463	330,709	175,850
Class T	8,520	16,162	35,139	33,507	12,701
Administrative service fees	11,047	36,316	53,479	42,343	22,358
Total expenses	247,985	794,960	1,181,309	935,058	482,889
Net waived and reimbursed fees	(568)	(1,078)	(2,343)	(2,234)	(847)
Net expenses	247,417	793,882	1,178,966	932,824	482,042
Net investment loss	(51,831)	(28,141)	(620,792)	(496,471)	(188,770)
REALIZED AND UNREALIZED GAIN ON AFFILIATED UNDERLYING FUNDS:
Distributions of realized gains from affiliated underlying funds	—	1,234,064	782,016	1,729,047	1,495,214
Net realized gain on sales of affiliated underlying funds	2,031,175	7,428,520	13,490,371	11,102,693	6,238,452
Net realized gain on affiliated underlying funds	2,031,175	8,662,584	14,272,387	12,831,740	7,733,666
Net change in unrealized appreciation or depreciation on affiliated underlying funds	723,547	5,195,517	12,700,225	11,609,300	6,554,804
Net realized and unrealized gain on affiliated underlying funds	2,754,722	13,858,101	26,972,612	24,441,040	14,288,470
Increase in net assets resulting from operations	$2,702,891	$13,829,960	$26,351,820	$23,944,569	$14,099,700

See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Income Portfolio		ING Solution 2015 Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income (loss)	$(51,831)	$806,760	$(28,141)	$2,208,440
Net realized gain on affiliated underlying funds	2,031,175	161,325	8,662,584	925,199
Net change in unrealized appreciation or depreciation on affiliated underlying funds	723,547	2,057,529	5,195,517	12,537,767
Net increase in net assets resulting from operations	2,702,891	3,025,614	13,829,960	15,671,406
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4,748)	—	(16,429)
Class I	—	(713)	—	(6,011)
Class S	—	(5,235)	—	(26,675)
Class T	—	(3,528)	—	(9,123)
Net realized gains:
Class ADV	—	(968)	—	(8,506)
Class I	—	(142)	—	(2,991)
Class S	—	(1,137)	—	(14,550)
Class T	—	(729)	—	(4,772)
Total distributions	—	(17,200)	—	(89,057)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	59,723,485	88,382,379	158,840,384	289,918,561
Dividends reinvested	—	17,200	—	89,057
	59,723,485	88,399,579	158,840,384	290,007,618
Cost of shares redeemed	(10,410,081)	(11,798,218)	(22,752,046)	(29,363,311)
Net increase in net assets resulting from capital share transactions	49,313,404	76,601,361	136,088,338	260,644,307
Net increase in net assets	52,016,295	79,609,775	149,918,298	276,226,656
NET ASSETS:
Beginning of period	80,409,122	799,347	282,067,655	5,840,999
End of period	$132,425,417	$80,409,122	$431,985,953	$282,067,655
Undistributed net investment income at end of period	$836,098	$887,929	$2,430,022	$2,458,163

See Accompanying Notes to Financial Statements
9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2025 Portfolio		ING Solution 2035 Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income (loss)	$(620,792)	$2,154,357	$(496,471)	$1,786,705
Net realized gain on affiliated underlying funds	14,272,387	2,574,296	12,831,740	1,893,585
Net change in unrealized appreciation or depreciation on affiliated underlying funds	12,700,225	22,592,857	11,609,300	20,212,377
Net increase in net assets resulting from operations	26,351,820	27,321,510	23,944,569	23,892,667
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(30,595)	—	(12,127)
Class I	—	(7,286)	—	(5,261)
Class S	—	(72,887)	—	(16,903)
Class T	—	(17,250)	—	(7,106)
Net realized gains:
Class ADV	—	(20,156)	—	(10,106)
Class I	—	(4,654)	—	(4,231)
Class S	—	(51,886)	—	(15,551)
Class T	—	(11,500)	—	(5,921)
Total distributions	—	(216,214)	—	(77,206)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	222,241,451	393,904,233	178,022,243	315,209,674
Dividends reinvested	—	216,214	—	77,206
	222,241,451	394,120,447	178,022,243	315,286,880
Cost of shares redeemed	(9,690,265)	(29,385,613)	(7,261,580)	(23,423,811)
Net increase in net assets resulting from capital share transactions	212,551,186	364,734,834	170,760,663	291,863,069
Net increase in net assets	238,903,006	391,840,130	194,705,232	315,678,530
NET ASSETS:
Beginning of period	409,293,113	17,452,983	321,356,009	5,677,479
End of period	$648,196,119	$409,293,113	$516,061,241	$321,356,009
Undistributed net investment income at end of period	$2,121,380	$2,742,172	$1,802,281	$2,298,752

See Accompanying Notes to Financial Statements
10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2045 Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income (loss)	$(188,770)	$425,179
Net realized gain on affiliated underlying funds	7,733,666	916,604
Net change in unrealized appreciation or depreciation on affiliated underlying funds	6,554,804	11,285,992
Net increase in net assets resulting from operations	14,099,700	12,627,775
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,819)
Class I	—	(1,552)
Class S	—	(2,219)
Class T	—	(796)
Net realized gains:
Class ADV	—	(6,640)
Class I	—	(4,873)
Class S	—	(8,711)
Class T	—	(2,779)
Total distributions	—	(29,389)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	106,920,939	166,572,144
Dividends reinvested	—	29,389
	106,920,939	166,601,533
Cost of shares redeemed	(4,879,442)	(15,422,677)
Net increase in net assets resulting from capital share transactions	102,041,497	151,178,856
Net increase in net assets	116,141,197	163,777,242
NET ASSETS:
Beginning of period	165,079,686	1,302,444
End of period	$281,220,883	$165,079,686
Undistributed net investment income at end of period	$501,644	$690,414

See Accompanying Notes to Financial Statements
11

ING SOLUTION INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV						Class I
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2007	Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.08		10.36		10.02		11.18	10.41		10.02
Income (loss) from investment operations:
Net investment income (loss)	$(0.01	)*	0.57	*	0.54	*	0.01 *	0.42	*	0.29
Net realized and unrealized gain (loss) on investments	$0.29		0.17		(0.20)		0.31	0.37		0.10
Total from investment operations	$0.28		0.74		0.34		0.32	0.79		0.39
Less distributions from:
Net investment income	$—		0.02		—		—	0.02		—
Net realized gains on investments	$—		0.00	**	—		—	0.00	**	—
Total distributions	$—		0.02		—		—	0.02		—
Net asset value, end of period	$11.36		11.08		10.36		11.50	11.18		10.41
Total Return(2)%	2.53		7.21		3.39		2.86	7.66		3.89
Ratios and Supplemental Data:
Net assets, end of period (000's)	$49,617		20,477		188		9,219	3,053		1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.62		0.62		0.62		0.12	0.12		0.12
Net expenses after expense waiver(3)(4)%	0.62		0.62		0.62		0.12	0.12		0.12
Net investment income (loss)(3)%	(0.27)		5.29		7.93		0.24	3.89		4.27
Portfolio turnover rate %	28		32		21		28	32		21
	Class S						Class T
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2007	Year Ended December 31, 2006		August 31, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.13		10.39		10.02		11.03	10.34		10.28
Income (loss) from investment operations:
Net investment income (loss)	$(0.00	)*,**	0.36	*	0.36	*	(0.03)	0.10	*	0.12
Net realized and unrealized gain (loss) on investments	$0.30		0.40		0.01		0.30	0.61		(0.06)
Total from investment operations	$0.30		0.76		0.37		0.27	0.71		0.06
Less distributions from:
Net investment income	$—		0.02		—		—	0.02		—
Net realized gains on investments	$—		0.00	**	—		—	0.00	**	—
Total distributions	$—		0.02		—		—	0.02		—
Net asset value, end of period	$11.43		11.13		10.39		11.30	11.03		10.34
Total Return(2)%	2.70		7.37		3.69		2.45	6.93		0.58
Ratios and Supplemental Data:
Net assets, end of period (000's)	$71,512		54,634		507		2,077	2,245		103
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.37		0.37		0.37		0.87	0.87		0.87
Net expenses after expense waiver(3)(4)%	0.37		0.37		0.37		0.82	0.82		0.82
Net investment income (loss)(3)%	(0.02)		3.28		5.22		(0.46)	0.94		6.36
Portfolio turnover rate %	28		32		21		28	32		21

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount represents less than $0.005 or more than $(0.005) per share.

See Accompanying Notes to Financial Statements.
12

ING SOLUTION 2015 PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV						Class I
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2007	Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.84		10.74		10.04		11.95	10.80		10.04
Income (loss) from investment operations:
Net investment income (loss)	$(0.01	)*	0.40	*	0.44	*	0.02 *	0.33	*	0.11
Net realized and unrealized gain on investments	$0.48		0.73		0.26		0.48	0.85		0.65
Total from investment operations	$0.47		1.13		0.70		0.50	1.18		0.76
Less distributions from:
Net investment income	$—		0.02		—		—	0.02		—
Net realized gains on investments	$—		0.01		—		—	0.01		—
Total distributions	$—		0.03		—		—	0.03		—
Net asset value, end of period	$12.31		11.84		10.74		12.45	11.95		10.80
Total Return(2)%	3.97		10.54		6.97		4.18	10.96		7.57
Ratios and Supplemental Data:
Net assets, end of period (000's)	$151,303		71,923		1,032		27,948	14,384		1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.62		0.62		0.62		0.12	0.12		0.12
Net expenses after expense waiver(3)(4)%	0.62		0.62		0.62		0.12	0.12		0.12
Net investment income (loss)(3)%	(0.21)		3.49		6.29		0.30	2.85		1.51
Portfolio turnover rate %	31		14		49		31	14		49
	Class S						Class T
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2007	Year Ended December 31, 2006		August 31, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.90		10.77		10.04		11.81	10.74		10.53
Income (loss) from investment operations:
Net investment income (loss)	$0.00	*,**	0.29	*	0.27	*	(0.02)	0.04	*	0.13
Net realized and unrealized gain on investments	$0.48		0.87		0.46		0.47	1.06		0.08
Total from investment operations	$0.48		1.16		0.73		0.45	1.10		0.21
Less distributions from:
Net investment income	$—		0.02		—		—	0.02		—
Net realized gains on investments	$—		0.01		—		—	0.01		—
Total distributions	$—		0.03		—		—	0.03		—
Net asset value, end of period	$12.38		11.90		10.77		12.26	11.81		10.74
Total Return(2)%	4.03		10.78		7.27		3.81	10.26		1.99
Ratios and Supplemental Data:
Net assets, end of period (000's)	$248,051		191,100		4,114		4,684	4,661		694
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.37		0.37		0.37		0.87	0.87		0.87
Net expenses after expense waiver(3)(4)%	0.37		0.37		0.37		0.82	0.82		0.82
Net investment income (loss)(3)%	0.06		2.52		3.82		(0.39)	0.38		11.28
Portfolio turnover rate %	31		14		49		31	14		49

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount represents less than $0.005 per share.

See Accompanying Notes to Financial Statements.
13

ING SOLUTION 2025 PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV						Class I
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2007	Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$12.28		10.97		10.05		12.41	11.03		10.05
Income (loss) from investment operations:
Net investment income (loss)	$(0.03	)*	0.27	*	0.24	*	0.01 *	0.22	*	0.05 *
Net realized and unrealized gain on investments	$0.65		1.09		0.68		0.65	1.21		0.93
Total from investment operations	$0.62		1.35		0.92		0.66	1.43		0.98
Less distributions from:
Net investment income	$—		0.03		—		—	0.03		—
Net realized gains on investments	$—		0.02		—		—	0.02		—
Total distributions	$—		0.05		—		—	0.05		—
Net asset value, end of period	$12.90		12.28		10.97		13.07	12.41		11.03
Total Return(2)%	5.05		12.37		9.15		5.32	12.94		9.75
Ratios and Supplemental Data:
Net assets, end of period (000's)	$226,905		100,091		944		36,840	17,540		36
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.62		0.62		0.62		0.12	0.12		0.12
Net expenses after expense waiver(3)(4)%	0.62		0.62		0.62		0.12	0.12		0.12
Net investment income (loss)(3)%	(0.42)		2.29		3.37		0.11	1.87		0.79
Portfolio turnover rate %	31		23		47		31	23		47
	Class S						Class T
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2007	Year Ended December 31, 2006		August 31, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$12.34		11.00		10.05		12.25	10.97		10.68
Income (loss) from investment operations:
Net investment income (loss)	$(0.01	)*	0.19	*	0.24	*	(0.04)	0.02	*	0.08
Net realized and unrealized gain on investments	$0.65		1.19		0.71		0.65	1.31		0.21
Total from investment operations	$0.64		1.38		0.95		0.61	1.33		0.29
Less distributions from:
Net investment income	$—		0.02		—		—	0.03		—
Net realized gains on investments	$—		0.02		—		—	0.02		—
Total distributions	$—		0.04		—		—	0.05		—
Net asset value, end of period	$12.98		12.34		11.00		12.86	12.25		10.97
Total Return(2)%	5.19		12.59		9.45		4.98	12.09		2.72
Ratios and Supplemental Data:
Net assets, end of period (000's)	$374,498		282,074		15,503		9,953	9,588		971
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.37		0.37		0.37		0.87	0.87		0.87
Net expenses after expense waiver(3)(4)%	0.37		0.37		0.37		0.82	0.82		0.82
Net investment income (loss)(3)%	(0.16)		1.58		3.38		(0.62)	0.19		6.79
Portfolio turnover rate %	31		23		47		31	23		47

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.
14

ING SOLUTION 2035 PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV						Class I
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2007		Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$12.65		11.13		10.07		12.76		11.19		10.07
Income (loss) from investment operations:
Net investment income (loss)	$(0.03	)*	0.31	*	0.34	*	0.01	*	0.22	*	0.98 *
Net realized and unrealized gain on investments	$0.75		1.23		0.72		0.76		1.37		0.14
Total from investment operations	$0.72		1.54		1.06		0.77		1.59		1.12
Less distributions from:
Net investment income	$—		0.01		—		—		0.01		—
Net realized gain on investments	$—		0.01		—		—		0.01		—
Total distributions	$—		0.02		—		—		0.02		—
Net asset value, end of period	$13.37		12.65		11.13		13.53		12.76		11.19
Total Return(2)%	5.69		13.91		10.53		6.03		14.29		11.12
Ratios and Supplemental Data:
Net assets, end of period (000's)	$174,273		73,683		542		28,698		16,647		20
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.62		0.62		0.62		0.12		0.12		0.12
Net expenses after expense waiver(3)(4)%	0.62		0.62		0.62		0.12		0.12		0.12
Net investment income (loss)(3)%	(0.42)		2.60		4.59		0.09		1.84		13.21
Portfolio turnover rate %	24		15		33		24		15		33
	Class S						Class T
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2007		Year Ended December 31, 2006		August 31, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$12.71		11.16		10.07		12.60		11.12		10.76
Income (loss) from investment operations:
Net investment income (loss)	$(0.01	)*	0.22	*	0.23	*	(0.04	)*	0.02	*	0.12
Net realized and unrealized gain on investments	$0.76		1.35		0.86		0.75		1.48		0.24
Total from investment operations	$0.75		1.57		1.09		0.71		1.50		0.36
Less distributions from:
Net investment income	$—		0.01		—		—		0.01		—
Net realized gain on investments	$—		0.01		—		—		0.01		—
Total distributions	$—		0.02		—		—		0.02		—
Net asset value, end of period	$13.46		12.71		11.16		13.31		12.60		11.12
Total Return(2)%	5.90		14.13		10.82		5.63		13.56		3.35
Ratios and Supplemental Data:
Net assets, end of period (000's)	$302,362		222,502		4,656		10,728		8,525		460
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.37		0.37		0.37		0.87		0.87		0.87
Net expenses after expense waiver(3)(4)%	0.37		0.37		0.37		0.82		0.82		0.82
Net investment income (loss)(3)%	(0.16)		1.85		3.16		(0.62)		0.18		15.26
Portfolio turnover rate %	24		15		33		24		15		33

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.
15

ING SOLUTION 2045 PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV						Class I
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2007	Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$13.01		11.35		10.08		13.13	11.40		10.08
Income (loss) from investment operations:
Net investment income (loss)	$(0.02	)*	0.15	*	0.19	*	0.01 *	0.12	*	0.08	*
Net realized and unrealized gain on investments	$0.87		1.53		1.08		0.87	1.64		1.24
Total from investment operations	$0.85		1.68		1.27		0.88	1.76		1.32
Less distributions from:
Net investment income	$—		0.00	**	—		—	0.01		—
Net realized gains on investments	$—		0.02		—		—	0.02		—
Total distributions	$—		0.02		—		—	0.03		—
Net asset value, end of period	$13.86		13.01		11.35		14.01	13.13		11.40
Total Return(2)%	6.53		14.82		12.60		6.70	15.38		13.10
Ratios and Supplemental Data:
Net assets, end of period (000's)	$89,185		36,741		334		19,618	10,442		2
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.62		0.62		0.62		0.12	0.12		0.12
Gross expenses prior to expense waiver(3)(4)%	0.62		0.62		0.62		0.12	0.12		0.12
Net investment income (loss)(3)%	(0.37)		1.22		2.54		0.16	0.98		1.12
Portfolio turnover rate %	29		20		106		29	20		106
	Class S						Class T
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2007	Year Ended December 31, 2006		August 31, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$13.06		11.37		10.08		12.97	11.34		10.91
Income (loss) from investment operations:
Net investment income (loss)	$(0.01	)*	0.11	*	0.08	*	(0.04)	(0.04	)*	0.33	*
Net realized and unrealized gain on investments	$0.88		1.60		1.21		0.87	1.69		0.10
Total from investment operations	$0.87		1.71		1.29		0.83	1.65		0.43
Less distributions from:
Net investment income	$—		0.00	**	—		—	0.00	**	—
Net realized gains on investments	$—		0.02		—		—	0.02		—
Total distributions	$—		0.02		—		—	0.02		—
Net asset value, end of period	$13.93		13.06		11.37		13.80	12.97		11.34
Total Return(2)%	6.66		15.06		12.80		6.40	14.57		3.94
Ratios and Supplemental Data:
Net assets, end of period (000's)	$168,579		114,650		783		3,839	3,247		183
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.37		0.37		0.37		0.87	0.87		0.87
Net expenses after expense waiver(3)(4)%	0.37		0.37		0.37		0.82	0.82		0.82
Net investment income (loss)(3)%	(0.10)		0.90		1.11		(0.56)	(0.29)		9.02
Portfolio turnover rate %	29		20		106		29	20		106

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements.
16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Partners, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series, each of which has its own investment objective, policies and restrictions. As of June 30, 2007, the Fund consists of thirty-eight Portfolios. The five Portfolios included in this report are: ING Solution Income Portfolio ("Solution Income"), ING Solution 2015 Portfolio ("Solution 2015"), ING Solution 2025 Portfolio ("Solution 2025"), ING Solution 2035 Portfolio ("Solution 2035") and ING Solution 2045 Portfolio ("Solution 2045") (each a "Portfolio" and collectively, the "Portfolios"). The investment objectives of the Portfolios are as follows: Solution Income — a combination of total return and stability of principal consistent with an asset allocation targeted to retirement; and Solution 2015, 2025, 2035 and 2045 Portfolios — until the day prior to the Target Dates, the Portfolios will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015, 2025, 2035 and 2045, respectively. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. When Solution 2015, 2025, 2035 and 2045 Portfolios reach their respective Target Date, they may be combined with the Income Portfolio, without a vote of shareholders, if approved by the Board of Directors (the "Board"). The Fund serves as an investment option in underlying variable insurance products offered by Direct Services, LLC(1) ("DSL"or Investment Adviser"),

Shares of the Fund are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Portfolios offer the following four classes: Adviser Class ("Class ADV"), Initial Class ("Class I"), Service Class ("Class S") and Class T. The classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

(1)   Prior to December 31, 2006, ING Life Insurance and Annuity Company ("ILIAC") served as the investment adviser to the Portfolios. On November 9, 2006, the Board approved the consolidation of investment advisory functions of ILIAC into DSL resulting and the assumption by DSL of the advisory agreement between the Fund and ILIAC.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. The valuation of each Portfolio's investments in its underlying funds is based on the net asset values of the underlying funds each business day.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

  The Board intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Repurchase Agreements. Certain of the Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Underlying Fund in the event the Underlying Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios entered into an investment management agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio's average daily net assets during the month.

ING Investment Management Co. (the "Consultant") is a consultant to the Investment Adviser. DSL pays the Consultant a consulting fee of 0.03% of the first $500 million, 0.025% of the next $500 million, 0.02% of the next $1 billion and 0.01% of amounts over $2 billion based on each Portfolio's average daily net assets. Both the Investment Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant's recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

Under an Administrative Services Agreement between ING Fund Services, LLC ("IFS"), an indirect, wholly-owned subsidiary of ING Groep, IFS provides all administrative services necessary for the Portfolios' operations and is responsible for the supervision of the Portfolios' other service providers. IFS also assumes all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2007, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Income	$79,860,302	$30,579,195
Solution 2015	250,236,969	114,458,680
Solution 2025	379,261,198	167,242,389
Solution 2035	270,375,765	100,039,301
Solution 2045	166,233,911	64,339,116

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class T of the Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC(1) (the "Distributor" or "IFD"), an indirect, wholly-owned subsidiary of ING Groep, is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio's shares ("Distribution Fees"). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Rule 12b-1 Plan, each Portfolio makes payments to IFD at an annual rate of 0.25% and 0.50% of the Portfolio's average daily net assets attributable to its Class ADV and Class T shares, respectively. The Distributor has contractually agreed to waive 0.05% for Class T shares so that the actual fee paid is an annual rate of 0.45%. The expense waiver will continue through at least May 1, 2008.

The Fund has also adopted a Shareholder Servicing Plan ("Service Plan") for the Classes ADV, S and T shares of each Portfolio. The Service Plan allows the Fund's distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IFD at an annual rate of 0.25% of each Portfolio's average daily net assets attributable to its Classes ADV, S and T shares.

(1)   Prior to December 31, 2006, ING Financial Advisers, LLC ("IFA") served as distributor to the Portfolios. On November 9, 2006, the Board approved the consolidation of distributor functions of IFA into IFD resulting in the assumption by IFD of the distribution agreement between the Company and IFA.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2007, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Note 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Services Fees	Total
Solution Income	$10,746	$2,149	$35,725	$48,620
Solution 2015	35,000	6,999	113,698	155,697
Solution 2025	52,253	10,450	171,414	234,117
Solution 2035	41,458	8,291	136,049	185,798
Solution 2045	22,571	4,514	71,497	98,582

The Fund has adopted a Retirement Policy ("Policy") covering all Independent Directors of the Portfolio who will have served as an Independent Directors for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2007, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Series:

ING Life Insurance and Annuity Company — Solution Income (83.41%); Solution 2015 (85.32%); Solution 2025 (86.22%); Solution 2035 (87.83%); Solution 2045 (87.94%).

ING National Trust — Solution Income (14.95%); Solution 2015 (13.09%); Solution 2025 (13.01%); Solution 2035 (11.27%); Solution 2045 (11.87%).

NOTE 7 — EXPENSE LIMITATIONS

For the following Portfolios, the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class T
Solution Income	0.62%	0.12%	0.37%	0.82%
Solution 2015	0.62%	0.12%	0.37%	0.82%
Solution 2025	0.62%	0.12%	0.37%	0.82%
Solution 2035	0.62%	0.12%	0.37%	0.82%
Solution 2045	0.62%	0.12%	0.37%	0.82%

(1)   The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS (continued)

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2007, the Portfolios did not have any waiver or reimbursed fees subject to recoupment.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Solution Income (Number of Shares)
Shares sold	2,892,312	1,907,885	771,128	556,689
Dividends reinvested	—	545	—	81
Shares redeemed	(373,105)	(77,675)	(242,267)	(283,927)
Net increase in shares outstanding	2,519,207	1,830,755	528,861	272,843
Solution Income ($)
Shares sold	$32,498,514	$20,740,763	$8,761,912	$5,946,250
Dividends reinvested	—	5,716	—	855
Shares redeemed	(4,206,660)	(856,402)	(2,780,979)	(2,997,928)
Net increase	$28,291,854	$19,890,077	$5,980,933	$2,949,177
	Class S		Class T
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Solution Income (Number of Shares)
Shares sold	1,578,682	5,027,469	51,148	749,746
Dividends reinvested	—	606	—	407
Shares redeemed	(230,724)	(169,911)	(70,867)	(556,567)
Net increase (decrease) in shares outstanding	1,347,958	4,858,164	(19,719)	193,586
Solution Income ($)
Shares sold	$17,892,654	$53,762,702	$570,405	$7,932,664
Dividends reinvested	—	6,372	—	4,257
Shares redeemed	(2,625,631)	(1,813,910)	(796,811)	(6,129,978)
Net increase (decrease)	$15,267,023	$51,955,164	$(226,406)	$1,806,943

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Class ADV		Class I
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Solution 2015 (Number of Shares)
Shares sold	6,757,854	6,105,141	1,571,825	1,541,635
Dividends reinvested	—	2,279	—	816
Shares redeemed	(538,662)	(126,726)	(531,303)	(338,766)
Net increase in shares outstanding	6,219,192	5,980,694	1,040,522	1,203,685
Solution 2015 ($)
Shares sold	$81,842,079	$69,935,176	$19,214,883	$17,405,454
Dividends reinvested	—	24,935	—	9,002
Shares redeemed	(6,499,493)	(1,480,275)	(6,519,074)	(3,787,325)
Net increase	$75,342,586	$68,479,836	$12,695,809	$13,627,131
	Class S		Class T
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Solution 2015 (Number of Shares)
Shares sold	4,636,643	16,004,205	116,593	2,061,655
Dividends reinvested	—	3,751	—	1,271
Shares redeemed	(668,883)	(326,494)	(129,372)	(1,732,735)
Net increase (decrease) in shares outstanding	3,967,760	15,681,462	(12,779)	330,191
Solution 2015 ($)
Shares sold	$56,372,520	$179,620,021	$1,410,902	$22,957,910
Dividends reinvested	—	41,225	—	13,895
Shares redeemed	(8,185,466)	(3,706,649)	(1,548,013)	(20,389,062)
Net increase (decrease)	$48,187,054	$175,954,597	$(137,111)	$2,582,743
	Class ADV		Class I
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Solution 2025 (Number of Shares)
Shares sold	9,632,794	8,235,636	1,607,162	1,754,814
Dividends reinvested	—	4,539	—	1,059
Shares redeemed	(191,999)	(171,857)	(201,412)	(345,323)
Net increase in shares outstanding	9,440,795	8,068,318	1,405,750	1,410,550
Solution 2025 ($)
Shares sold	$121,555,771	$97,202,839	$20,303,641	$20,311,966
Dividends reinvested	—	50,751	—	11,941
Shares redeemed	(2,427,594)	(2,061,444)	(2,587,051)	(4,009,731)
Net increase	$119,128,177	$95,192,146	$17,716,590	$16,314,176
	Class S		Class T
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Solution 2025 (Number of Shares)
Shares sold	6,204,707	21,609,670	147,271	2,444,861
Dividends reinvested	—	11,111	—	2,576
Shares redeemed	(213,742)	(174,510)	(155,917)	(1,753,211)
Net increase (decrease) in shares outstanding	5,990,965	21,446,271	(8,646)	694,226
Solution 2025 ($)
Shares sold	$78,533,672	$248,578,051	$1,848,367	$27,811,377
Dividends reinvested	—	124,773	—	28,749
Shares redeemed	(2,748,296)	(2,033,538)	(1,927,324)	(21,280,900)
Net increase (decrease)	$75,785,376	$246,669,286	$(78,957)	$6,559,226

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Class ADV		Class I
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Solution 2035 (Number of Shares)
Shares sold	7,294,000	5,836,546	1,026,543	1,598,144
Dividends reinvested	—	1,954	—	828
Shares redeemed	(89,758)	(60,452)	(210,113)	(296,587)
Net increase in shares outstanding	7,204,242	5,778,048	816,430	1,302,385
Solution 2035 ($)
Shares sold	$94,904,542	$70,492,067	$13,414,453	$18,948,312
Dividends reinvested	—	22,234	—	9,491
Shares redeemed	(1,147,491)	(756,495)	(2,766,215)	(3,509,479)
Net increase	$93,757,051	$69,757,806	$10,648,238	$15,448,324
	Class S		Class T
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Solution 2035 (Number of Shares)
Shares sold	5,132,111	17,302,033	214,433	1,964,584
Dividends reinvested	—	2,842	—	1,148
Shares redeemed	(171,486)	(215,632)	(85,087)	(1,330,655)
Net increase in shares outstanding	4,960,625	17,089,243	129,346	635,077
Solution 2035 ($)
Shares sold	$66,904,597	$202,986,613	$2,798,651	$22,782,682
Dividends reinvested	—	32,454	—	13,027
Shares redeemed	(2,271,998)	(2,529,800)	(1,075,876)	(16,628,037)
Net increase	$64,632,599	$200,489,267	$1,722,775	$6,167,672
	Class ADV		Class I
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Solution 2045 (Number of Shares)
Shares sold	3,729,669	2,819,182	685,958	1,075,065
Dividends reinvested	—	727	—	549
Shares redeemed	(116,316)	(25,954)	(81,304)	(280,285)
Net increase in shares outstanding	3,613,353	2,793,955	604,654	795,329
Solution 2045 ($)
Shares sold	$50,056,493	$35,057,716	$9,304,154	$12,980,615
Dividends reinvested	—	8,459	—	6,425
Shares redeemed	(1,603,883)	(320,552)	(1,117,502)	(3,369,963)
Net increase	$48,452,610	$34,745,623	$8,186,652	$9,617,077
	Class S		Class T
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Solution 2045 (Number of Shares)
Shares sold	3,436,718	8,983,495	81,329	878,375
Dividends reinvested	—	937	—	308
Shares redeemed	(107,817)	(277,134)	(53,389)	(644,531)
Net increase in shares outstanding	3,328,901	8,707,298	27,940	234,152
Solution 2045 ($)
Shares sold	$46,472,920	$108,029,718	$1,087,372	$10,504,095
Dividends reinvested	—	10,930	—	3,575
Shares redeemed	(1,456,558)	(3,449,562)	(701,499)	(8,282,600)
Net increase	$45,016,362	$104,591,086	$385,873	$2,225,070

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2007. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2006 was as follows:

	Ordinary Income	Long-Term Capital Gains
Solution Income	$16,646	$554
Solution 2015	82,410	6,647
Solution 2025	192,065	24,149
Solution 2035	67,553	9,653
Solution 2045	26,605	2,784

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation	Capital Loss Carryforwards
Solution Income	$973,607	$33,781	$2,012,631	$—
Solution 2015	2,956,667	223,292	12,537,692	—
Solution 2025	4,104,570	769,847	22,915,542	—
Solution 2035	3,307,724	458,783	20,272,882	—
Solution 2045	1,165,001	224,921	11,244,796	—

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the "Code") and U.S. Treasury regulations, the Portfolios must meet various technical requirements relating to fund administration, portfolio investments, and "eligible investors" in the Portfolios. Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolios as investment options. The failure of the Portfolios to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolios as investment options, and unanticipated costs associated with remedying a failure. It was disclosed in the Portfolio's Annual Report for the year ended December 31, 2006, that an affiliate of a Portfolio's investment adviser may have failed to limit the availability of Solution 2025 and Solution 2035 for investment to "eligible investors" under the Code. Subsequent to the issuance of the Portfolio's Annual Report, Management determined that it was more likely than not that there had been no adverse tax or other financial consequences to the Portfolios.

NOTE 10 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2007, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Solution Income
Class ADV	$0.0721	$0.0071	$0.0030	August 3, 2007	July 31, 2007
Class I	0.0757	0.0071	0.0030	August 3, 2007	July 31, 2007
Class S	0.0694	0.0071	0.0030	August 3, 2007	July 31, 2007
Class T	—	0.0071	0.0030	August 3, 2007	July 31, 2007
Solution 2015
Class ADV	$0.0676	$0.0136	$0.0062	August 3, 2007	July 31, 2007
Class I	0.0732	0.0136	0.0062	August 3, 2007	July 31, 2007
Class S	0.0660	0.0136	0.0062	August 3, 2007	July 31, 2007
Class T	—	0.0136	0.0062	August 3, 2007	July 31, 2007
Solution 2025
Class ADV	$0.0534	$0.0257	$0.0145	August 3, 2007	July 31, 2007
Class I	0.0588	0.0257	0.0145	August 3, 2007	July 31, 2007
Class S	0.0509	0.0257	0.0145	August 3, 2007	July 31, 2007
Class T	—	0.0257	0.0145	August 3, 2007	July 31, 2007
Solution 2035
Class ADV	$0.0580	$0.0247	$0.0113	August 3, 2007	July 31, 2007
Class I	0.0633	0.0247	0.0113	August 3, 2007	July 31, 2007
Class S	0.0560	0.0247	0.0113	August 3, 2007	July 31, 2007
Class T	—	0.0247	0.0113	August 3, 2007	July 31, 2007

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Solution 2045
Class ADV	$0.0330	$0.0221	$0.0106	August 3, 2007	July 31, 2007
Class I	0.0381	0.0221	0.0106	August 3, 2007	July 31, 2007
Class S	0.0316	0.0221	0.0106	August 3, 2007	July 31, 2007
Class T	—	0.0221	0.0106	August 3, 2007	July 31, 2007

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the "SEC") has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds' semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

In 2004, DSL (formerly, known as ILIAC) reported to the Boards of Directors/ Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSL has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep, including DSL (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by DSL professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers ("NASD") regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 DSL reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of DSL were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of DSL entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of DSL, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of DSL entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above. Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

26

  PORTFOLIO ASSET ALLOCATION
ING SOLUTION PORTFOLIOS  AS OF JUNE 30, 2007 (UNAUDITED)

The following table illustrates the asset allocation of the underlying portfolios as of June 30, 2007 (as a percent of net assets).

Underlying Affiliated Portfolios	Solution Income	Solution 2015	Solution 2025	Solution 2035	Solution 2045
ING American Century Large Company Value Portfolio - Class I	2.0%	2.0%	4.0%	4.0%	4.5%
ING Baron Asset Portfolio - Class I	—	—	1.0%	1.0%	1.5%
ING Baron Small Cap Growth Portfolio - Class I	—	—	1.0%	2.0%	2.0%
ING BlackRock Inflation Protected Bond Portfolio - Class I	5.0%	5.0%	—	—	—
ING BlackRock Large Cap Value Portfolio - Class I	—	2.0%	3.0%	4.0%	4.0%
ING Davis Venture Value Portfolio - Class I	1.5%	2.5%	3.0%	3.0%	3.0%
ING Global Real Estate Portfolio - Class I	—	1.0%	1.0%	1.0%	1.0%
ING JPMorgan Emerging Markets Equity Portfolio - Class I	—	—	1.5%	3.5%	4.0%
ING JPMorgan Mid Cap Value Portfolio - Class I	—	—	1.0%	1.0%	1.5%
ING Julius Baer Foreign Portfolio - Class I	—	4.0%	7.0%	7.0%	10.0%
ING Legg Mason Partners Aggressive Growth Portfolio - Class I	—	2.5%	4.0%	4.5%	5.0%
ING Legg Mason Value Portfolio - Class I	1.5%	2.5%	3.0%	3.0%	3.0%
ING Limited Maturity Bond Portfolio - Class I	16.0%	7.0%	7.0%	—	—
ING Marsico Growth Portfolio - Class I	—	2.5%	4.0%	4.5%	5.0%
ING Marsico International Opportunities Portfolio - Class I	—	2.0%	3.0%	4.0%	5.0%
ING Oppenheimer Strategic Income Portfolio - Class I	5.0%	7.0%	—	—	—
ING PIMCO Total Return Portfolio - Class I	19.0%	6.0%	—	—	—
ING T. Rowe Price Equity Income Portfolio - Class I	1.0%	3.0%	3.0%	4.0%	4.0%
ING T. Rowe Price Growth Equity Portfolio - Class I	2.0%	4.0%	6.0%	7.0%	7.0%
ING UBS U.S. Large Cap Equity Portfolio - Class I	5.0%	6.0%	5.0%	5.0%	4.0%
ING UBS U.S. Small Cap Growth Portfolio - Class I	—	—	1.0%	2.0%	2.0%
ING Van Kampen Comstock Portfolio - Class I	—	2.0%	4.0%	4.0%	4.5%
ING Van Kampen Real Estate Portfolio - Class I	1.0%	1.5%	0.5%	—	—
ING VP Index Plus International Equity Portfolio - Class I	7.0%	4.0%	6.0%	8.0%	9.0%
ING VP Index Plus LargeCap Portfolio - Class I	5.0%	6.0%	5.0%	4.0%	4.0%
ING VP Index Plus MidCap Portfolio - Class I	—	2.0%	2.0%	3.0%	4.0%
ING VP Index Plus SmallCap Portfolio - Class I	—	2.0%	2.0%	2.0%	4.0%
ING VP Intermediate Bond Portfolio - Class I	25.0%	20.0%	18.0%	15.0%	5.0%
ING VP Real Estate Portfolio - Class I	4.0%	3.5%	4.0%	3.5%	3.0%
Other Assets and Liabilities - Net(1)	(0.0)%	(0.0)%	(0.0)%	(0.0)%	(0.0)%
	100.0%	100.0%	100.0%	100.0%	100.0%

(1)  Amounts are greater than (0.005)%.

Portfolio holdings are subject to change daily.
27

  PORTFOLIO OF INVESTMENTS
ING SOLUTION INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
156,388	ING American Century Large Company Value Portfolio - Class I	$2,652,344
678,682	ING BlackRock Inflation Protected Bond Portfolio - Class I	6,617,148
93,534	ING Davis Venture Value Portfolio - Class I	1,987,605
165,642	ING Legg Mason Value Portfolio - Class I	1,969,483
1,931,575	ING Limited Maturity Bond Portfolio - Class I	21,131,429
589,605	ING Oppenheimer Strategic Income Portfolio - Class I	6,621,264
2,238,495	ING PIMCO Total Return Portfolio - Class I	25,138,300
79,178	ING T. Rowe Price Equity Income Portfolio - Class I	1,327,817
41,155	ING T. Rowe Price Growth Equity Portfolio - Class I	2,651,211
586,446	ING UBS U.S. Large Cap Equity Portfolio - Class I	6,638,568
35,289	ING Van Kampen Real Estate Portfolio - Class I	1,330,400
639,773	ING VP Index Plus International Equity Portfolio - Class I	9,334,290
361,242	ING VP Index Plus LargeCap Portfolio - Class I	6,639,621
2,524,294	ING VP Intermediate Bond Portfolio - Class I	33,093,494
294,617	ING VP Real Estate Portfolio - Class I	5,341,406

Total Investments in Securities (Cost $129,695,824)*	100.0%	$132,474,380
Other Assets and Liabilities - Net	(0.0)	(48,963)
Net Assets	100.0%	$132,425,417

*  Cost for federal income tax purposes is $129,750,372.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,450,300
Gross Unrealized Depreciation	(726,292)
Net Unrealized Appreciation	$2,724,008

See Accompanying Notes to Financial Statements
28

  PORTFOLIO OF INVESTMENTS
ING SOLUTION 2015 PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
509,665	ING American Century Large Company Value Portfolio - Class I	$8,643,916
2,211,777	ING BlackRock Inflation Protected Bond Portfolio - Class I	21,564,827
565,982	ING BlackRock Large Cap Value Portfolio - Class I	8,625,566
508,042	ING Davis Venture Value Portfolio - Class I	10,795,888
327,345	ING Global Real Estate Portfolio - Class I	4,320,951
917,195	ING Julius Baer Foreign Portfolio - Class I	17,472,572
210,690	ING Legg Mason Partners Aggressive Growth Portfolio - Class I	10,770,461
899,703	ING Legg Mason Value Portfolio - Class I	10,697,467
2,754,013	ING Limited Maturity Bond Portfolio - Class I	30,128,898
608,249	ING Marsico Growth Portfolio - Class I	10,796,417
526,115	ING Marsico International Opportunities Portfolio - Class I	8,691,421
2,690,079	ING Oppenheimer Strategic Income Portfolio - Class I	30,209,584
2,303,722	ING PIMCO Total Return Portfolio - Class I	25,870,801
774,116	ING T. Rowe Price Equity Income Portfolio - Class I	12,981,933
268,246	ING T. Rowe Price Growth Equity Portfolio - Class I	17,280,420
2,293,466	ING UBS U.S. Large Cap Equity Portfolio - Class I	25,962,036
609,211	ING Van Kampen Comstock Portfolio - Class I	8,656,894
172,970	ING Van Kampen Real Estate Portfolio - Class I	6,520,971
1,191,415	ING VP Index Plus International Equity Portfolio - Class I	17,382,747
1,412,733	ING VP Index Plus LargeCap Portfolio - Class I	25,966,040
443,720	ING VP Index Plus MidCap Portfolio - Class I	8,643,658
501,355	ING VP Index Plus SmallCap Portfolio - Class I	8,648,366
6,581,239	ING VP Intermediate Bond Portfolio - Class I	86,280,048
840,031	ING VP Real Estate Portfolio - Class I	15,229,768

Total Investments in Securities (Cost $414,352,550)*	100.0%	$432,141,650
Other Assets and Liabilities - Net	(0.0)	(155,697)
Net Assets	100.0%	$431,985,953

*  Cost for federal income tax purposes is $414,432,082.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$20,500,286
Gross Unrealized Depreciation	(2,790,718)
Net Unrealized Appreciation	$17,709,568

See Accompanying Notes to Financial Statements
29

      PORTFOLIO OF INVESTMENTS
ING SOLUTION 2025 PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,528,128	ING American Century Large Company Value Portfolio - Class I	$25,917,043
534,581	ING Baron Asset Portfolio - Class I	6,484,471
327,196	ING Baron Small Cap Growth Portfolio - Class I	6,530,824
1,272,740	ING BlackRock Large Cap Value Portfolio - Class I	19,396,562
913,960	ING Davis Venture Value Portfolio - Class I	19,421,656
490,699	ING Global Real Estate Portfolio - Class I	6,477,229
429,611	ING JPMorgan Emerging Markets Equity Portfolio - Class I	9,734,974
370,201	ING JPMorgan Mid Cap Value Portfolio - Class I	6,478,516
2,406,263	ING Julius Baer Foreign Portfolio - Class I	45,839,303
505,369	ING Legg Mason Partners Aggressive Growth Portfolio - Class I	25,834,480
1,618,571	ING Legg Mason Value Portfolio - Class I	19,244,810
4,128,730	ING Limited Maturity Bond Portfolio - Class I	45,168,312
1,458,973	ING Marsico Growth Portfolio - Class I	25,896,763
1,183,101	ING Marsico International Opportunities Portfolio - Class I	19,544,836
1,160,516	ING T. Rowe Price Equity Income Portfolio - Class I	19,461,848
603,213	ING T. Rowe Price Growth Equity Portfolio - Class I	38,858,976
2,865,189	ING UBS U.S. Large Cap Equity Portfolio - Class I	32,433,938
612,762	ING UBS U.S. Small Cap Growth Portfolio - Class I	6,532,038
1,826,595	ING Van Kampen Comstock Portfolio - Class I	25,955,920
86,367	ING Van Kampen Real Estate Portfolio - Class I	3,256,021
2,679,170	ING VP Index Plus International Equity Portfolio - Class I	39,089,096
1,764,910	ING VP Index Plus LargeCap Portfolio - Class I	32,439,039
665,200	ING VP Index Plus MidCap Portfolio - Class I	12,958,090
751,600	ING VP Index Plus SmallCap Portfolio - Class I	12,965,098
8,879,722	ING VP Intermediate Bond Portfolio - Class I	116,413,155
1,439,451	ING VP Real Estate Portfolio - Class I	26,097,238

Total Investments in Securities (Cost $612,648,284)*	100.0%	$648,430,236
Other Assets and Liabilities - Net	(0.0)	(234,117)
Net Assets	100.0%	$648,196,119

*  Cost for federal income tax purposes is $612,822,544.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,662,354
Gross Unrealized Depreciation	(3,054,662)
Net Unrealized Appreciation	$35,607,692

See Accompanying Notes to Financial Statements
30

      PORTFOLIO OF INVESTMENTS
ING SOLUTION 2035 PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,215,897	ING American Century Large Company Value Portfolio - Class I	$20,621,605
425,353	ING Baron Asset Portfolio - Class I	5,159,538
520,672	ING Baron Small Cap Growth Portfolio - Class I	10,392,618
1,350,273	ING BlackRock Large Cap Value Portfolio - Class I	20,578,157
727,224	ING Davis Venture Value Portfolio - Class I	15,453,519
389,428	ING Global Real Estate Portfolio - Class I	5,140,455
797,433	ING JPMorgan Emerging Markets Equity Portfolio - Class I	18,069,822
294,563	ING JPMorgan Mid Cap Value Portfolio - Class I	5,154,844
1,914,580	ING Julius Baer Foreign Portfolio - Class I	36,472,755
452,376	ING Legg Mason Partners Aggressive Growth Portfolio - Class I	23,125,450
1,287,886	ING Legg Mason Value Portfolio - Class I	15,312,964
1,305,992	ING Marsico Growth Portfolio - Class I	23,181,352
1,255,180	ING Marsico International Opportunities Portfolio - Class I	20,735,566
1,231,194	ING T. Rowe Price Equity Income Portfolio - Class I	20,647,120
559,959	ING T. Rowe Price Growth Equity Portfolio - Class I	36,072,582
2,279,743	ING UBS U.S. Large Cap Equity Portfolio - Class I	25,806,692
975,101	ING UBS U.S. Small Cap Growth Portfolio - Class I	10,394,576
1,453,362	ING Van Kampen Comstock Portfolio - Class I	20,652,275
2,842,333	ING VP Index Plus International Equity Portfolio - Class I	41,469,632
1,123,432	ING VP Index Plus LargeCap Portfolio - Class I	20,648,687
793,928	ING VP Index Plus MidCap Portfolio - Class I	15,465,722
598,034	ING VP Index Plus SmallCap Portfolio - Class I	10,316,093
5,887,791	ING VP Intermediate Bond Portfolio - Class I	77,188,940
1,003,093	ING VP Real Estate Portfolio - Class I	18,186,074

Total Investments in Securities (Cost $484,274,300)*	100.0%	$516,247,038
Other Assets and Liabilities - Net	(0.0)	(185,797)
Net Assets	100.0%	$516,061,241

*  Cost for federal income tax purposes is $484,375,757.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$34,070,228
Gross Unrealized Depreciation	(2,198,947)
Net Unrealized Appreciation	$31,871,281

See Accompanying Notes to Financial Statements
31

      PORTFOLIO OF INVESTMENTS
ING SOLUTION 2045 PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
744,963	ING American Century Large Company Value Portfolio - Class I	$12,634,571
347,477	ING Baron Asset Portfolio - Class I	4,214,891
283,563	ING Baron Small Cap Growth Portfolio - Class I	5,659,914
735,371	ING BlackRock Large Cap Value Portfolio - Class I	11,207,049
396,055	ING Davis Venture Value Portfolio - Class I	8,416,160
212,195	ING Global Real Estate Portfolio - Class I	2,800,971
496,218	ING JPMorgan Emerging Markets Equity Portfolio - Class I	11,244,289
240,633	ING JPMorgan Mid Cap Value Portfolio - Class I	4,211,073
1,489,588	ING Julius Baer Foreign Portfolio - Class I	28,376,659
273,742	ING Legg Mason Partners Aggressive Growth Portfolio - Class I	13,993,681
701,392	ING Legg Mason Value Portfolio - Class I	8,339,548
790,284	ING Marsico Growth Portfolio - Class I	14,027,539
854,493	ING Marsico International Opportunities Portfolio - Class I	14,116,217
670,521	ING T. Rowe Price Equity Income Portfolio - Class I	11,244,643
304,960	ING T. Rowe Price Growth Equity Portfolio - Class I	19,645,496
993,253	ING UBS U.S. Large Cap Equity Portfolio - Class I	11,243,627
531,048	ING UBS U.S. Small Cap Growth Portfolio - Class I	5,660,973
890,455	ING Van Kampen Comstock Portfolio - Class I	12,653,363
1,741,476	ING VP Index Plus International Equity Portfolio - Class I	25,408,131
611,832	ING VP Index Plus LargeCap Portfolio - Class I	11,245,471
576,507	ING VP Index Plus MidCap Portfolio - Class I	11,230,354
651,388	ING VP Index Plus SmallCap Portfolio - Class I	11,236,438
1,068,856	ING VP Intermediate Bond Portfolio - Class I	14,012,708
468,599	ING VP Real Estate Portfolio - Class I	8,495,699

Total Investments in Securities (Cost $263,467,449)*	100.0%	$281,319,465
Other Assets and Liabilities - Net	(0.0)	(98,582)
Net Assets	100.0%	$281,220,883

*  Cost for federal income tax purposes is $263,536,014.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$18,706,729
Gross Unrealized Depreciation	(923,278)
Net Unrealized Appreciation	$17,783,451

See Accompanying Notes to Financial Statements
32

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Investment Adviser

Directed Services, LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-USOL (0607-082407)

ITEM 2.          CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)           Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)           There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)       The Code of Ethics is not required for the semi-annual filing.

(a)(2)       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)       Not required for semi-annual filing.

(b)           The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2007

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 5, 2007